March 31, 2026
2026 Quarterly Report (Unaudited)

U.S. Total Bond Index Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
Series 2024-2, Class A, 5.24%, 04/15/31	$1,000	$ 1,030,919
Series 2024-3, Class A, 4.65%, 07/15/29	500	503,739
Series 2025-3, Class A, 4.51%, 04/15/32	100	100,976
Series 2025-4, Class A, 4.30%, 07/15/30	250	251,101
Capital One Multi-Asset Execution Trust, Series 2025- A1, Class A, 3.82%, 09/15/30	500	496,978
CarMax Auto Owner Trust
Series 2023-4, Class A3, 6.00%, 07/17/28	1,165	1,176,851
Series 2025-3, Class A4, 4.47%, 01/15/31	400	401,933
Chase Issuance Trust, Series 2025-A1, Class A, 4.16%, 07/15/30	500	501,272
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/39	100	109,761
Exeter Automobile Receivables Trust, Series 2025- 5A, Class C, 4.68%, 03/15/32	200	199,180
First National Master Note Trust, Series 2025-1, Class A, 4.85%, 02/15/30	500	506,186
Ford Credit Auto Owner Trust
Series 2025-C, Class A3, 3.90%, 06/15/30	1,000	995,740
Series 2026-A, Class A3, 4.05%, 10/15/30	500	498,399
GM Financial Consumer Automobile Receivables Trust, Series 2024-3, Class A4, 5.09%, 11/16/29	510	516,891
Hyundai Auto Receivables Trust, Series 2025-C, Class A3, 3.88%, 04/15/30	250	248,692
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/29	500	503,893
Synchrony Card Funding LLC, Series 2025-A2, Class A, 4.49%, 05/15/31	300	301,819
Toyota Auto Receivables Owner Trust
Series 2025-C, Class A3, 4.11%, 03/15/30	660	660,684
Series 2025-C, Class A4, 4.19%, 01/15/31	750	749,820
World Omni Auto Receivables Trust, Series 2025-B, Class A3, 4.34%, 09/16/30	500	500,983
Total Asset-Backed Securities — 0.3% (Cost: $10,261,683)		10,255,817
Corporate Bonds
Advertising Agencies — 0.0%
Omnicom Group, Inc.
4.20%, 03/02/29	45	44,523
4.75%, 03/30/30(a)	171	171,310
2.45%, 04/30/30	121	110,986
2.40%, 03/01/31	50	44,738
2.60%, 08/01/31(a)	68	60,890
5.00%, 06/02/33	50	48,837
5.30%, 11/01/34(a)	50	49,478
5.30%, 06/02/36(a)	50	48,325
3.38%, 03/01/41	71	52,031
5.40%, 10/01/48	50	43,565
WPP LLC, 6.50%, 03/30/36	25	24,631
		699,314
Aerospace & Defense — 0.5%
Boeing Co.
5.04%, 05/01/27	341	342,920
6.26%, 05/01/27	125	127,158
3.25%, 02/01/28	150	147,037
3.25%, 03/01/28	300	293,523
3.45%, 11/01/28	50	48,810
3.20%, 03/01/29	91	87,769
Security	Par (000)	Value
Aerospace & Defense (continued)
Boeing Co. (continued)
6.30%, 05/01/29	$95	$ 99,734
2.95%, 02/01/30	100	94,107
5.15%, 05/01/30	800	813,392
3.63%, 02/01/31	200	190,204
6.39%, 05/01/31	240	255,922
6.13%, 02/15/33	74	78,676
3.60%, 05/01/34	200	179,035
6.53%, 05/01/34	140	152,508
3.25%, 02/01/35	175	150,003
3.55%, 03/01/38	50	41,455
3.50%, 03/01/39	50	40,285
5.88%, 02/15/40	50	50,087
5.71%, 05/01/40	341	341,536
3.38%, 06/15/46	87	59,824
3.65%, 03/01/47	50	35,173
3.63%, 03/01/48	50	34,841
3.85%, 11/01/48	71	51,136
3.90%, 05/01/49	130	94,989
3.75%, 02/01/50	143	101,439
5.81%, 05/01/50	650	628,372
6.86%, 05/01/54	245	269,641
3.83%, 03/01/59	40	26,772
3.95%, 08/01/59	100	68,997
5.93%, 05/01/60	427	409,872
7.01%, 05/01/64	130	143,718
Embraer Netherlands Finance BV
5.98%, 02/11/35	70	72,149
5.40%, 01/09/38	125	118,921
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	300	287,662
General Dynamics Corp.
3.50%, 04/01/27	75	74,595
2.63%, 11/15/27	25	24,438
3.75%, 05/15/28	87	86,443
3.63%, 04/01/30	150	145,637
2.25%, 06/01/31	61	54,908
4.95%, 08/15/35	100	100,680
4.25%, 04/01/40	171	153,549
2.85%, 06/01/41	83	61,965
3.60%, 11/15/42	50	39,834
4.25%, 04/01/50(a)	87	72,602
General Electric Co.
4.30%, 07/29/30	110	109,736
6.75%, 03/15/32	200	223,111
4.90%, 01/29/36(a)	100	100,081
5.88%, 01/14/38(a)	100	106,383
4.50%, 03/11/44	100	88,619
HEICO Corp., 5.25%, 08/01/28	25	25,482
Honeywell Aerospace, Inc.(b)
3.90%, 03/16/28	175	173,711
4.00%, 03/16/29	175	173,366
4.30%, 03/16/31	300	296,755
4.60%, 03/16/33	175	172,992
4.95%, 03/16/36	325	322,466
5.62%, 03/16/46	130	128,111
5.73%, 03/16/56	255	252,055
5.85%, 03/16/66	165	163,668
Howmet Aerospace, Inc.
3.00%, 01/15/29	100	96,467
4.85%, 10/15/31	25	25,286
4.55%, 11/15/32	50	49,352

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Howmet Aerospace, Inc. (continued)
5.95%, 02/01/37	$100	$ 106,626
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	25	24,605
2.04%, 08/16/28	171	161,939
5.35%, 01/15/30	50	50,970
4.20%, 05/01/30	75	73,526
5.75%, 01/15/35	50	51,710
L3Harris Technologies, Inc.
4.40%, 06/15/28	158	158,098
5.05%, 06/01/29	50	50,869
2.90%, 12/15/29	121	114,283
1.80%, 01/15/31	158	138,399
5.25%, 06/01/31	45	46,045
5.40%, 07/31/33	205	210,329
5.35%, 06/01/34	135	137,219
5.05%, 04/27/45	50	46,551
5.60%, 07/31/53	100	97,090
5.50%, 08/15/54	70	67,001
Lockheed Martin Corp.
5.10%, 11/15/27	35	35,599
4.45%, 05/15/28	75	75,447
4.15%, 08/15/28(a)	50	50,037
4.50%, 02/15/29	45	45,367
1.85%, 06/15/30	300	270,817
4.40%, 08/15/30	70	70,055
4.70%, 12/15/31(a)	30	30,393
3.90%, 06/15/32(a)	83	80,653
5.25%, 01/15/33(a)	50	52,052
4.75%, 02/15/34(a)	100	100,269
4.80%, 08/15/34	50	49,956
3.60%, 03/01/35(a)	65	59,273
5.00%, 08/15/35	75	75,675
4.50%, 05/15/36(a)	141	136,954
4.07%, 12/15/42	189	159,916
3.80%, 03/01/45	125	98,751
4.70%, 05/15/46	130	115,153
2.80%, 06/15/50	50	31,216
4.09%, 09/15/52	187	145,951
4.15%, 06/15/53	140	110,520
5.70%, 11/15/54(a)	110	109,825
5.20%, 02/15/55(a)	140	130,196
4.30%, 06/15/62(a)	140	109,101
5.90%, 11/15/63	40	40,898
5.20%, 02/15/64	100	90,788
Northrop Grumman Corp.
3.25%, 01/15/28	341	334,907
4.60%, 02/01/29	50	50,322
4.40%, 05/01/30	171	170,501
4.65%, 07/15/30	75	75,429
4.70%, 03/15/33	100	99,891
4.90%, 06/01/34	125	124,741
5.25%, 07/15/35(a)	40	40,761
5.15%, 05/01/40	50	48,736
4.75%, 06/01/43	151	136,338
3.85%, 04/15/45	50	39,276
4.03%, 10/15/47	257	202,293
5.25%, 05/01/50(a)	150	139,116
4.95%, 03/15/53(a)	125	110,715
5.20%, 06/01/54(a)	125	115,176
RTX Corp.
3.13%, 05/04/27	171	168,789
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp. (continued)
4.13%, 11/16/28(a)	$361	$ 359,485
5.75%, 01/15/29	85	88,179
2.25%, 07/01/30	246	224,905
6.00%, 03/15/31(a)	120	127,548
1.90%, 09/01/31	171	148,815
2.38%, 03/15/32	200	176,077
5.15%, 02/27/33	175	178,474
6.10%, 03/15/34	120	129,222
5.40%, 05/01/35	50	51,478
4.45%, 11/16/38	137	126,552
4.88%, 10/15/40(a)	87	82,557
4.70%, 12/15/41	74	67,104
4.50%, 06/01/42	400	354,960
4.80%, 12/15/43	50	45,003
4.15%, 05/15/45	87	71,118
3.75%, 11/01/46	130	98,875
4.35%, 04/15/47	171	141,587
4.05%, 05/04/47	87	68,869
4.63%, 11/16/48(a)	214	182,189
3.13%, 07/01/50	77	50,633
2.82%, 09/01/51	87	53,208
3.03%, 03/15/52	100	63,490
5.38%, 02/27/53(a)	245	230,081
6.40%, 03/15/54(a)	155	167,139
		18,214,620
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29(a)	200	203,897
3.25%, 03/01/32(a)	102	95,464
5.15%, 09/13/34(a)	200	204,082
4.40%, 10/01/46	87	70,089
3.10%, 12/01/51	171	105,490
4.15%, 05/01/52(a)	137	102,003
BorgWarner, Inc.
2.65%, 07/01/27(a)	156	152,450
4.95%, 08/15/29	50	50,575
5.40%, 08/15/34(a)	50	50,624
4.38%, 03/15/45(a)	75	61,273
Lear Corp.
3.80%, 09/15/27	25	24,750
3.50%, 05/30/30	75	71,377
2.60%, 01/15/32	71	62,734
5.25%, 05/15/49(a)	87	77,431
3.55%, 01/15/52	74	49,024
Magna International, Inc.
5.05%, 03/14/29	225	227,981
2.45%, 06/15/30	60	55,041
5.50%, 03/21/33(a)	20	20,506
		1,684,791
Automobiles — 0.5%
American Honda Finance Corp.
4.55%, 07/09/27	25	25,010
4.90%, 07/09/27	250	251,142
4.45%, 10/22/27	50	49,929
4.70%, 01/12/28	220	220,394
4.55%, 03/03/28	50	49,979
2.00%, 03/24/28	93	88,527
5.13%, 07/07/28	300	303,195
4.25%, 09/01/28	75	74,379
5.65%, 11/15/28	50	51,219
4.15%, 01/08/29(a)	50	49,389
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
American Honda Finance Corp. (continued)
2.25%, 01/12/29	$87	$ 81,551
4.90%, 03/13/29(a)	50	50,331
4.40%, 09/05/29	150	148,646
4.80%, 03/05/30	50	49,975
4.60%, 04/17/30	60	59,489
4.50%, 09/04/30(a)	75	73,889
5.85%, 10/04/30(a)	50	51,919
4.45%, 01/08/31(a)	50	49,008
1.80%, 01/13/31	50	43,274
5.05%, 07/10/31	100	100,250
4.85%, 10/23/31(a)	50	49,561
5.15%, 07/09/32	75	75,144
4.90%, 01/10/34	85	82,662
5.20%, 03/05/35(a)	50	49,051
5.10%, 01/08/36(a)	50	48,241
AutoNation, Inc.
3.80%, 11/15/27	35	34,568
1.95%, 08/01/28	74	69,592
4.45%, 01/15/29	70	69,418
4.75%, 06/01/30	75	74,467
2.40%, 08/01/31	78	68,151
3.85%, 03/01/32	80	74,384
Cummins, Inc.
4.25%, 05/09/28	25	25,035
4.90%, 02/20/29	50	50,854
1.50%, 09/01/30	100	88,584
4.70%, 02/15/31(a)	50	50,518
5.30%, 05/09/35	50	50,964
4.88%, 10/01/43	300	279,941
2.60%, 09/01/50	87	51,576
5.45%, 02/20/54(a)	100	96,534
Ford Motor Co.
9.63%, 04/22/30	50	56,868
7.45%, 07/16/31	100	107,918
3.25%, 02/12/32	300	260,565
6.10%, 08/19/32(a)	200	201,639
4.75%, 01/15/43	200	151,075
7.40%, 11/01/46	50	50,515
5.29%, 12/08/46(a)	100	78,263
Ford Motor Credit Co. LLC
5.85%, 05/17/27	200	201,473
4.95%, 05/28/27	200	199,940
4.13%, 08/17/27	200	197,409
7.35%, 11/04/27	400	412,819
5.92%, 03/20/28	200	202,535
6.80%, 05/12/28	200	206,020
6.80%, 11/07/28	200	207,038
5.80%, 03/08/29	200	202,256
4.97%, 04/06/29	200	197,532
5.11%, 05/03/29	200	198,100
5.30%, 09/06/29	200	198,956
5.88%, 11/07/29	200	202,498
7.35%, 03/06/30	200	210,986
4.00%, 11/13/30	200	186,120
5.42%, 04/09/31	200	196,406
3.63%, 06/17/31	200	180,219
6.05%, 11/05/31	200	200,882
5.75%, 04/06/33	200	196,270
7.12%, 11/07/33	200	210,089
6.13%, 03/08/34	200	198,069
6.50%, 02/07/35(a)	200	201,796
5.87%, 10/31/35	200	192,016
Security	Par (000)	Value
Automobiles (continued)
General Motors Co.
4.20%, 10/01/27(a)	$171	$ 170,092
6.80%, 10/01/27	104	106,967
5.40%, 10/15/29	65	66,464
5.63%, 04/15/30(a)	50	51,408
5.60%, 10/15/32(a)	100	102,382
5.00%, 04/01/35	130	124,520
6.25%, 04/15/35	120	124,787
6.60%, 04/01/36	187	198,848
5.15%, 04/01/38	287	269,234
6.25%, 10/02/43	200	196,404
5.20%, 04/01/45	171	148,418
6.75%, 04/01/46(a)	83	85,926
5.40%, 04/01/48(a)	75	65,676
5.95%, 04/01/49(a)	112	104,800
General Motors Financial Co., Inc.
5.00%, 04/09/27	200	200,886
5.40%, 05/08/27	250	252,201
5.00%, 07/15/27	50	50,256
5.35%, 07/15/27	60	60,568
2.70%, 08/20/27	171	166,636
3.85%, 01/05/28	150	148,159
6.00%, 01/09/28	50	51,119
5.05%, 04/04/28	100	100,868
2.40%, 04/10/28	89	85,350
5.80%, 06/23/28(a)	55	56,342
2.40%, 10/15/28	168	159,256
4.20%, 10/27/28	75	74,227
5.80%, 01/07/29	75	77,189
5.65%, 01/17/29	87	88,983
4.30%, 04/06/29	300	296,969
5.55%, 07/15/29	145	148,343
4.90%, 10/06/29	150	150,747
5.35%, 01/07/30	50	50,911
5.85%, 04/06/30	45	46,577
3.60%, 06/21/30	90	85,593
5.45%, 07/15/30	50	51,180
2.35%, 01/08/31	110	97,993
4.60%, 01/08/31	55	54,206
2.70%, 06/10/31	122	109,444
5.60%, 06/18/31	30	30,705
3.10%, 01/12/32	175	157,009
5.63%, 04/04/32	40	40,929
6.40%, 01/09/33	75	79,473
6.10%, 01/07/34	175	181,782
5.95%, 04/04/34	100	102,751
5.45%, 09/06/34	200	198,364
5.90%, 01/07/35	150	152,683
6.15%, 07/15/35	50	51,705
Honda Motor Co. Ltd.
4.44%, 07/08/28	100	99,770
4.69%, 07/08/30	175	173,655
2.97%, 03/10/32	133	118,737
5.34%, 07/08/35	95	93,990
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	104	120,433
PACCAR Financial Corp.
5.00%, 05/13/27	50	50,523
4.25%, 06/23/27(a)	50	50,167
4.45%, 08/06/27	75	75,423
4.60%, 01/10/28	100	101,032
4.55%, 03/03/28	50	50,373
4.00%, 08/08/28	25	24,982

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
PACCAR Financial Corp. (continued)
4.60%, 01/31/29	$50	$ 50,731
4.00%, 09/26/29	25	24,837
4.55%, 05/08/30	50	50,335
5.00%, 03/22/34	25	25,266
Series R, 4.00%, 11/07/28(a)	25	24,911
Series R, 3.90%, 02/05/29	25	24,810
Toyota Motor Corp.
4.19%, 06/30/27(a)	50	50,051
5.12%, 07/13/28	250	254,537
2.76%, 07/02/29	65	61,999
4.45%, 06/30/30	25	25,021
2.36%, 03/25/31(a)	87	78,763
5.12%, 07/13/33	45	45,951
5.05%, 06/30/35(a)	25	25,286
Toyota Motor Credit Corp.
4.50%, 05/14/27	100	100,394
1.15%, 08/13/27	200	192,284
4.55%, 09/20/27	125	125,712
4.35%, 10/08/27	75	75,222
5.45%, 11/10/27	25	25,489
4.63%, 01/12/28	40	40,365
1.90%, 04/06/28	189	181,049
5.25%, 09/11/28	225	230,392
4.65%, 01/05/29	50	50,505
3.65%, 01/08/29(a)	171	168,332
5.05%, 05/16/29	50	51,067
4.45%, 06/29/29	100	100,356
4.55%, 08/09/29	300	301,782
4.95%, 01/09/30	50	50,811
2.15%, 02/13/30	87	79,892
3.38%, 04/01/30	300	288,179
4.80%, 05/15/30	95	96,049
4.55%, 05/17/30(a)	80	80,396
5.10%, 03/21/31	250	255,740
1.90%, 09/12/31	121	105,373
4.60%, 10/10/31(a)	75	74,919
4.65%, 09/03/32	80	79,406
4.70%, 01/12/33	45	44,831
4.80%, 01/05/34	100	99,451
5.35%, 01/09/35	50	51,126
Series B, 3.75%, 01/12/28	75	74,453
Series B, 4.05%, 03/13/29	100	99,400
Series B, 4.20%, 01/10/31	75	73,967
Series B, 4.60%, 03/11/33	100	98,456
Series B, 4.80%, 01/11/36(a)	75	73,190
		19,312,513
Banks — 2.1%
African Development Bank, 4.38%, 03/14/28	600	606,090
Asian Development Bank
3.75%, 04/25/28	500	499,472
4.50%, 08/25/28(a)	300	304,586
4.00%, 01/12/33	400	396,249
3.88%, 06/14/33	200	196,093
4.13%, 01/12/34	500	496,444
Australia & New Zealand Banking Group Ltd.
4.36%, 06/18/28	250	251,032
4.62%, 12/16/29	250	252,957
Banco Bilbao Vizcaya Argentaria SA, (1-year CMT + 3.30%), 7.88%, 11/15/34(c)	200	226,183
Security	Par (000)	Value
Banks (continued)
Bank of America NA, Series BKNT, 6.00%, 10/15/36	$250	$ 263,726
Bank of Montreal
5.37%, 06/04/27	75	75,913
5.20%, 02/01/28	150	152,250
5.72%, 09/25/28	100	102,973
5.51%, 06/04/31	75	77,781
(1-day SOFR + 1.25%), 4.64%, 09/10/30(c)	50	50,093
(1-day SOFR Index + 0.67%), 5.00%, 01/27/29(c)	65	65,583
(1-day SOFR Index + 0.75%), 4.06%, 09/22/28(c)	100	99,423
(1-day SOFR Index + 1.08%), 4.35%, 09/22/31(a)(c)	100	98,574
(5-year CMT + 1.40%), 3.09%, 01/10/37(c)	241	214,321
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(c)	87	85,610
Series H, 4.70%, 09/14/27	200	201,093
Series J, (1-day SOFR + 0.89%), 4.34%, 03/19/30(a)(c)	75	74,671
Series J, (1-day SOFR + 0.97%), 4.44%, 01/14/32(c)	75	73,844
Bank of New York Mellon, (1-day SOFR + 1.14%), 4.73%, 04/20/29(c)	250	251,778
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	150	148,908
5.24%, 06/28/27	75	75,823
5.00%, 04/28/28	110	111,361
5.99%, 10/03/28	50	51,820
5.26%, 04/08/29	75	76,636
3.60%, 04/07/32	150	140,569
6.09%, 10/03/33	250	267,454
(1-day SOFR + 1.03%), 4.86%, 03/30/29(a)(c)	225	226,800
(1-day SOFR + 1.11%), 5.25%, 01/13/31(c)	50	50,994
(1-day SOFR + 1.34%), 4.63%, 09/11/30(c)	50	50,055
(1-day SOFR Index + 0.60%), 4.24%, 09/08/28(a)(c)	50	49,870
(1-day SOFR Index + 0.79%), 4.28%, 01/29/30(c)	125	124,158
(1-day SOFR Index + 1.17%), 4.58%, 09/08/31(c)	100	99,575
Capital One NA, Series BKNT, 4.65%, 09/13/28	250	251,051
Citibank N.A.
5.80%, 09/29/28(a)	250	259,598
4.84%, 08/06/29	250	253,327
Series BKNT, 5.57%, 04/30/34(a)	250	259,039
Citibank NA
Class BN, 4.58%, 05/29/27	250	250,995
Class BN, 4.91%, 05/29/30	250	253,897
Citizens Bank NA, (1-day SOFR + 2.00%), 4.58%, 08/09/28(c)	250	250,127
Citizens Financial Group, Inc.
2.50%, 02/06/30	61	56,211
3.25%, 04/30/30(a)	100	94,284
2.64%, 09/30/32	150	128,075
(1-day SOFR + 1.26%), 5.25%, 03/05/31(c)	75	75,893
(1-day SOFR + 1.91%), 5.72%, 07/23/32(c)	75	77,093
(1-day SOFR + 2.01%), 5.84%, 01/23/30(c)	200	205,966
(5-year CMT + 2.75%), 5.64%, 05/21/37(c)	61	60,864
Commonwealth Bank of Australia, 4.15%, 10/01/30	250	247,858
Cooperatieve Rabobank UA
3.96%, 10/17/28	250	249,051
4.49%, 10/17/29	250	251,798
5.75%, 12/01/43	250	243,011
Series BKNT, 5.25%, 05/24/41	176	170,499
Corp. Andina de Fomento, 5.00%, 01/24/29	300	306,810
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
European Bank for Reconstruction & Development, 4.38%, 03/09/28	$400	$ 404,104
European Investment Bank
3.88%, 03/15/28	1,000	1,001,552
4.50%, 10/16/28	150	152,457
4.00%, 02/15/29	600	602,746
3.63%, 07/15/30	1,000	988,603
3.75%, 02/14/33	1,000	975,877
Fifth Third Bancorp
2.55%, 05/05/27	146	143,090
3.95%, 03/14/28	200	198,697
8.25%, 03/01/38	75	90,163
(1-day SOFR + 0.95%), 4.57%, 04/29/32(c)	125	122,531
(1-day SOFR + 1.24%), 5.14%, 01/29/37(c)	120	116,895
(1-day SOFR + 1.36%), 4.06%, 04/25/28(c)	111	110,379
(1-day SOFR + 1.49%), 4.90%, 09/06/30(c)	100	100,333
(1-day SOFR + 1.66%), 4.34%, 04/25/33(c)	61	58,784
(1-day SOFR + 1.84%), 5.63%, 01/29/32(c)	200	206,163
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(c)	150	150,023
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(c)	100	102,827
Fifth Third Financial Corp.
4.00%, 02/01/29(a)	171	168,469
(1-day SOFR + 2.16%), 5.98%, 01/30/30(c)	100	103,186
First Citizens BancShares, Inc.(c)
(1-day SOFR + 1.41%), 5.23%, 03/12/31	50	49,579
(1-day SOFR + 1.49%), 4.87%, 03/03/32	50	48,308
(5-year CMT + 1.85%), 5.60%, 09/05/35	70	68,416
(5-year CMT + 1.97%), 6.25%, 03/12/40	25	24,445
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	76,890
FNB Corp., (1-day SOFR Index + 1.93%), 5.72%, 12/11/30(c)	50	50,310
HSBC USA, Inc., 4.65%, 06/03/28	200	201,246
Huntington Bancshares, Inc.
2.55%, 02/04/30	200	185,121
(1-day SOFR + 0.99%), 4.62%, 01/28/32(a)(c)	125	123,176
(1-day SOFR + 1.28%), 5.27%, 01/15/31(c)	50	50,758
(1-day SOFR + 1.97%), 4.44%, 08/04/28(c)	260	259,811
(1-day SOFR + 2.05%), 5.02%, 05/17/33(c)	73	72,529
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35(c)	100	102,041
(5-year CMT + 1.17%), 2.49%, 08/15/36(c)	50	42,865
(5-year CMT + 1.35%), 5.61%, 01/28/41(c)	50	48,795
Huntington National Bank
5.65%, 01/10/30	250	258,535
(1-day SOFR + 0.72%), 4.87%, 04/12/28(c)	250	250,845
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(c)	280	280,006
ING Groep NV
4.55%, 10/02/28	200	200,230
4.05%, 04/09/29	200	197,393
(1-day SOFR + 1.32%), 2.73%, 04/01/32(c)	200	180,978
(1-day SOFR + 1.44%), 5.34%, 03/19/30(c)	200	204,239
(1-day SOFR + 1.77%), 5.55%, 03/19/35(c)	200	203,139
(1-day SOFR + 2.07%), 4.25%, 03/28/33(c)	200	192,602
(1-day SOFR + 2.09%), 6.11%, 09/11/34(c)	200	210,947
(1-day SOFR Index + 1.61%), 5.42%, 03/23/37(c)	200	199,416
Series VAR, (1-day SOFR Index + 1.26%), 4.80%, 03/23/32(c)	200	198,803
Inter-American Development Bank
4.00%, 01/12/28	500	501,663
3.50%, 04/12/33(a)	400	382,364
4.50%, 09/13/33	300	305,354
International Bank for Reconstruction & Development
3.50%, 07/12/28(a)	1,000	993,160
Security	Par (000)	Value
Banks (continued)
International Bank for Reconstruction & Development (continued)
4.63%, 08/01/28	$750	$ 763,331
3.88%, 02/14/30(a)	1,000	999,248
4.00%, 01/10/31	750	751,205
4.75%, 11/14/33	200	206,885
International Finance Corp., 4.50%, 07/13/28(a)	500	507,329
Keybank National Association
5.00%, 01/26/33	250	246,399
Series BKNT, 5.85%, 11/15/27	250	255,257
KeyCorp
2.25%, 04/06/27	87	85,120
4.10%, 04/30/28	100	99,230
2.55%, 10/01/29	87	81,322
(1-day SOFR + 1.37%), 5.31%, 01/28/37(c)	30	29,381
(1-day SOFR Index + 1.23%), 5.12%, 04/04/31(a)(c)	25	25,247
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(c)	105	102,607
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)(c)	150	159,036
Kreditanstalt fuer Wiederaufbau
3.00%, 05/20/27	700	693,509
4.00%, 06/28/27	400	400,883
3.50%, 08/27/27	400	398,206
3.75%, 02/15/28	100	99,945
3.88%, 06/15/28	700	701,012
4.00%, 03/15/29	600	602,999
1.75%, 09/14/29	257	239,663
4.63%, 03/18/30	315	323,461
3.75%, 07/15/30(a)	550	546,288
4.13%, 07/15/33	1,400	1,395,798
4.38%, 02/28/34	500	504,971
Series GLOB, 3.88%, 05/15/28(a)	500	500,717
Landwirtschaftliche Rentenbank
4.13%, 05/28/30	200	201,414
0.88%, 09/03/30	341	298,828
Series 44, 3.88%, 06/14/28	200	200,161
M&T Bank Corp.(c)
(1-day SOFR + 0.93%), 4.83%, 01/16/29	100	100,468
(1-day SOFR + 1.40%), 5.18%, 07/08/31	70	70,734
(1-day SOFR + 1.61%), 5.39%, 01/16/36	145	143,806
(1-day SOFR + 1.85%), 5.05%, 01/27/34	200	197,546
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	100	99,930
(5-year CMT + 1.43%), 5.40%, 07/30/35	75	74,759
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	250	251,472
(1-day SOFR + 0.95%), 4.76%, 07/06/28(c)	250	250,690
Morgan Stanley Bank N.A., Series BKNT, (1-day SOFR + 0.93%), 4.97%, 07/14/28(c)	250	251,483
Morgan Stanley Bank NA(c)
Class BN, (1-day SOFR + 0.91%), 5.02%, 01/12/29	250	252,676
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28	250	252,843
Morgan Stanley Private Bank NA(c)
(1-day SOFR + 0.77%), 4.47%, 07/06/28	250	249,991
(1-day SOFR + 1.08%), 4.73%, 07/18/31	500	498,451
Class BN, (1-day SOFR + 0.76%), 4.21%, 02/08/30	250	247,469
Class BN, (1-day SOFR + 0.78%), 4.20%, 11/17/28	250	249,134

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley Private Bank NA(c) (continued)
Class BN, (1-day SOFR + 1.02%), 4.47%, 11/19/31	$500	$ 492,240
National Australia Bank Ltd.
4.50%, 10/26/27	250	251,361
4.90%, 06/13/28	550	558,411
4.79%, 01/10/29(a)	250	254,718
National Bank of Canada, 4.50%, 10/10/29	250	250,141
Oesterreichische Kontrollbank AG
4.25%, 03/01/28	500	503,616
4.00%, 05/28/28	200	200,489
3.75%, 09/05/29	300	298,325
4.50%, 01/24/30(a)	85	86,606
3.75%, 09/10/30	200	198,200
Pinnacle Bank/Nashville TN, 5.63%, 02/15/28	250	252,803
PNC Bank NA
(1-day SOFR + 0.73%), 4.43%, 07/21/28(c)	250	249,905
Series BKNT, 4.05%, 07/26/28	300	297,332
PNC Financial Services Group, Inc.
3.15%, 05/19/27	25	24,700
3.45%, 04/23/29	171	167,206
2.55%, 01/22/30	271	252,750
(1-day SOFR + 0.98%), 2.31%, 04/23/32(c)	171	152,300
(1-day SOFR + 1.07%), 5.22%, 01/29/31(c)	115	117,311
(1-day SOFR + 1.20%), 5.49%, 05/14/30(c)	125	128,553
(1-day SOFR + 1.26%), 4.81%, 10/21/32(c)	100	99,667
(1-day SOFR + 1.33%), 4.90%, 05/13/31(c)	100	100,613
(1-day SOFR + 1.39%), 5.58%, 01/29/36(c)	205	209,285
(1-day SOFR + 1.42%), 5.37%, 07/21/36(c)	140	140,611
(1-day SOFR + 1.60%), 5.40%, 07/23/35(c)	360	364,570
(1-day SOFR + 1.62%), 5.35%, 12/02/28(c)	135	137,103
(1-day SOFR + 1.84%), 5.58%, 06/12/29(c)	774	793,138
(1-day SOFR + 1.90%), 5.68%, 01/22/35(c)	200	205,741
(1-day SOFR + 1.93%), 5.07%, 01/24/34(c)	205	204,957
(1-day SOFR + 1.95%), 5.94%, 08/18/34(c)	100	104,733
(1-day SOFR + 2.28%), 6.88%, 10/20/34(a)(c)	295	325,907
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(c)	100	97,200
(5-year CMT + 1.17%), 5.42%, 01/25/41(c)	60	58,779
Regions Financial Corp.
1.80%, 08/12/28	341	320,049
(1-day SOFR + 1.49%), 5.72%, 06/06/30(c)	50	51,277
(1-day SOFR + 2.06%), 5.50%, 09/06/35(c)	100	100,136
Royal Bank of Canada
3.63%, 05/04/27	279	277,324
4.24%, 08/03/27	220	219,921
6.00%, 11/01/27	100	102,579
4.90%, 01/12/28	100	101,156
5.20%, 08/01/28	175	178,468
4.95%, 02/01/29	150	152,583
2.30%, 11/03/31	200	178,488
3.88%, 05/04/32	179	171,805
5.00%, 02/01/33	150	151,156
5.00%, 05/02/33	80	80,709
5.15%, 02/01/34	130	132,923
(1-day SOFR + 0.70%), 4.00%, 11/03/28(c)	125	124,106
(1-day SOFR + 0.83%), 4.97%, 01/24/29(c)	150	151,397
(1-day SOFR + 0.89%), 4.50%, 08/06/29(c)	275	275,000
(1-day SOFR + 0.98%), 4.31%, 11/03/31(a)(c)	125	122,881
(1-day SOFR + 1.03%), 5.15%, 02/04/31(c)	175	177,863
(1-day SOFR + 1.06%), 4.70%, 08/06/31(c)	100	99,777
(1-day SOFR + 1.10%), 4.97%, 08/02/30(c)	125	126,587
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(c)	115	115,128
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(c)	250	250,585
Security	Par (000)	Value
Banks (continued)
Royal Bank of Canada (continued)
(1-day SOFR Index + 1.13%), 4.97%, 05/02/31(a)(c)	$125	$ 126,339
Santander Holdings USA, Inc.
4.40%, 07/13/27	200	199,575
(1-day SOFR + 1.61%), 5.47%, 03/20/29(c)	75	76,044
(1-day SOFR + 1.88%), 5.74%, 03/20/31(a)(c)	75	76,956
(1-day SOFR + 1.94%), 5.35%, 09/06/30(c)	100	101,069
(1-day SOFR + 2.14%), 6.34%, 05/31/35(a)(c)	85	88,901
(1-day SOFR + 2.36%), 6.50%, 03/09/29(c)	70	72,183
(1-day SOFR + 2.50%), 6.17%, 01/09/30(c)	120	123,989
(1-day SOFR + 2.70%), 6.57%, 06/12/29(a)(c)	28	28,971
(1-day SOFR + 3.28%), 7.66%, 11/09/31(c)	50	55,001
Santander U.K. Group Holdings PLC(c)
(1-day SOFR + 2.60%), 6.53%, 01/10/29	200	206,361
(1-day SOFR Index + 1.07%), 4.32%, 09/22/29	200	198,124
(1-day SOFR Index + 1.58%), 5.14%, 09/22/36	200	193,133
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28	400	394,852
Standard Chartered Bank, 4.85%, 12/03/27	250	252,172
Toronto-Dominion Bank
4.98%, 04/05/27	100	100,729
4.11%, 06/08/27	175	174,541
4.69%, 09/15/27	200	201,049
5.16%, 01/10/28	300	303,812
3.91%, 01/13/28	25	24,821
4.86%, 01/31/28	125	126,006
4.57%, 06/02/28	75	75,231
5.52%, 07/17/28	175	179,319
4.11%, 10/13/28	75	74,597
4.99%, 04/05/29	100	101,611
4.78%, 12/17/29	75	75,830
4.81%, 06/03/30(a)	125	126,034
4.41%, 01/13/31	25	24,759
2.00%, 09/10/31(a)	189	166,694
2.45%, 01/12/32	87	76,905
5.30%, 01/30/32	75	77,034
3.20%, 03/10/32	213	195,907
4.46%, 06/08/32	230	226,129
4.93%, 10/15/35	175	172,174
(5-year CMT + 1.50%), 5.15%, 09/10/34(c)	120	120,132
Truist Bank
Series BKNT, 2.25%, 03/11/30	250	227,023
Series BKNT, Class BN, (1-day SOFR + 0.77%), 4.42%, 07/24/28(c)	250	249,987
Series BKNT, Class BN, (1-day SOFR + 0.91%), 4.14%, 10/23/29(c)	250	247,620
Truist Financial Corp.
1.13%, 08/03/27	155	148,571
1.95%, 06/05/30	141	127,170
(1-day SOFR + 0.86%), 1.89%, 06/07/29(c)	171	161,841
(1-day SOFR + 0.97%), 4.60%, 01/27/32(c)	70	69,254
(1-day SOFR + 1.31%), 5.07%, 05/20/31(c)	125	126,363
(1-day SOFR + 1.37%), 4.12%, 06/06/28(c)	115	114,503
(1-day SOFR + 1.40%), 4.96%, 10/23/36(c)	125	121,076
(1-day SOFR + 1.44%), 4.87%, 01/26/29(c)	280	281,842
(1-day SOFR + 1.57%), 5.15%, 08/05/32(a)(c)	100	101,314
(1-day SOFR + 1.62%), 5.44%, 01/24/30(c)	185	189,358
(1-day SOFR + 1.85%), 5.12%, 01/26/34(c)	180	179,516
(1-day SOFR + 1.92%), 5.71%, 01/24/35(c)	235	242,413
(1-day SOFR + 2.24%), 4.92%, 07/28/33(a)(c)	100	98,061
(1-day SOFR + 2.30%), 6.12%, 10/28/33(a)(c)	100	105,721
(1-day SOFR + 2.36%), 5.87%, 06/08/34(c)	245	255,272
(1-day SOFR + 2.45%), 7.16%, 10/30/29(c)	330	350,735
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
U.S. Bancorp
3.90%, 04/26/28(a)	$341	$ 338,521
3.00%, 07/30/29	200	190,977
1.38%, 07/22/30(a)	141	123,924
(1-day SOFR + 0.87%), 4.48%, 01/26/32(c)	100	98,946
(1-day SOFR + 1.02%), 2.68%, 01/27/33(c)	87	77,343
(1-day SOFR + 1.06%), 5.05%, 02/12/31(c)	100	101,457
(1-day SOFR + 1.10%), 5.03%, 01/26/37(a)(c)	100	98,529
(1-day SOFR + 1.23%), 4.65%, 02/01/29(c)	150	150,686
(1-day SOFR + 1.25%), 5.10%, 07/23/30(c)	135	137,380
(1-day SOFR + 1.30%), 5.08%, 05/15/31(c)	150	152,154
(1-day SOFR + 1.41%), 5.42%, 02/12/36(a)(c)	120	122,622
(1-day SOFR + 1.56%), 5.38%, 01/23/30(c)	200	204,820
(1-day SOFR + 1.60%), 4.84%, 02/01/34(c)	450	444,725
(1-day SOFR + 1.66%), 4.55%, 07/22/28(c)	260	260,233
(1-day SOFR + 1.86%), 5.68%, 01/23/35(c)	200	206,572
(1-day SOFR + 2.02%), 5.78%, 06/12/29(c)	55	56,572
(1-day SOFR + 2.09%), 5.85%, 10/21/33(c)	200	210,134
(1-day SOFR + 2.11%), 4.97%, 07/22/33(c)	225	222,543
(1-day SOFR + 2.26%), 5.84%, 06/12/34(c)	150	156,560
(5-year CMT + 0.95%), 2.49%, 11/03/36(c)	171	147,836
Series X, 3.15%, 04/27/27(a)	200	197,757
U.S. Bank NA, (1-day SOFR + 0.91%), 4.73%, 05/15/28(c)	250	250,909
Wachovia Corp., 5.50%, 08/01/35	100	100,909
Wells Fargo & Co.
4.30%, 07/22/27	257	256,670
4.15%, 01/24/29	371	368,915
5.38%, 11/02/43	215	200,979
5.61%, 01/15/44	314	300,466
4.65%, 11/04/44	230	192,843
3.90%, 05/01/45	247	192,802
4.90%, 11/17/45	257	220,608
4.40%, 06/14/46	244	194,259
4.75%, 12/07/46	235	197,002
5.95%, 12/01/86	50	51,534
(1-day SOFR + 0.74%), 4.18%, 01/23/30(c)	240	237,874
(1-day SOFR + 0.88%), 4.08%, 09/15/29(c)	325	321,425
(1-day SOFR + 1.07%), 5.71%, 04/22/28(c)	390	395,031
(1-day SOFR + 1.10%), 4.96%, 01/23/37(c)	400	389,657
(1-day SOFR + 1.11%), 5.24%, 01/24/31(c)	330	336,396
(1-day SOFR + 1.23%), 5.43%, 01/23/47(c)	100	94,754
(1-day SOFR + 1.34%), 4.89%, 09/15/36(c)	325	316,195
(1-day SOFR + 1.37%), 4.97%, 04/23/29(c)	300	302,601
(1-day SOFR + 1.38%), 5.21%, 12/03/35(c)	150	149,337
(1-day SOFR + 1.50%), 5.20%, 01/23/30(c)	425	431,662
(1-day SOFR + 1.50%), 5.15%, 04/23/31(c)	450	457,689
(1-day SOFR + 1.50%), 3.35%, 03/02/33(c)	537	493,066
(1-day SOFR + 1.74%), 5.57%, 07/25/29(c)	530	542,175
(1-day SOFR + 1.74%), 5.61%, 04/23/36(c)	375	383,748
(1-day SOFR + 1.78%), 5.50%, 01/23/35(c)	390	397,000
(1-day SOFR + 1.79%), 6.30%, 10/23/29(c)	185	192,676
(1-day SOFR + 1.98%), 4.81%, 07/25/28(c)	360	361,494
(1-day SOFR + 1.99%), 5.56%, 07/25/34(c)	490	502,184
(1-day SOFR + 2.02%), 5.39%, 04/24/34(c)	465	471,964
(1-day SOFR + 2.06%), 6.49%, 10/23/34(c)	415	449,343
(1-day SOFR + 2.10%), 2.39%, 06/02/28(c)	405	395,303
(1-day SOFR + 2.10%), 4.90%, 07/25/33(c)	550	547,187
(1-day SOFR + 2.13%), 4.61%, 04/25/53(c)	389	322,527
(1-day SOFR + 2.53%), 3.07%, 04/30/41(c)	401	301,052
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(c)	$407	$ 376,466
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(c)	441	416,074
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(c)	457	452,681
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(c)	341	338,054
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(c)	683	601,718
Wells Fargo Bank NA, Series BKNT, 6.60%, 01/15/38(a)	250	273,159
Westpac Banking Corp.
4.04%, 08/26/27	150	149,931
5.46%, 11/18/27	250	255,104
3.40%, 01/25/28(a)	87	85,945
5.54%, 11/17/28	100	103,509
1.95%, 11/20/28	171	161,597
5.05%, 04/16/29	100	102,262
2.65%, 01/16/30(a)	138	130,052
4.35%, 07/01/30	100	99,991
2.15%, 06/03/31	240	215,332
6.82%, 11/17/33	55	60,035
4.42%, 07/24/39	171	153,333
2.96%, 11/16/40	100	74,092
3.13%, 11/18/41	134	98,432
(1-year CMT + 1.20%), 5.62%, 11/20/35(c)	150	151,768
(1-year CMT + 2.68%), 5.41%, 08/10/33(c)	100	101,302
(5-year CMT + 1.53%), 3.02%, 11/18/36(c)	141	126,133
(5-year CMT + 1.75%), 2.67%, 11/15/35(c)	237	212,883
(5-year CMT + 2.00%), 4.11%, 07/24/34(c)	150	146,256
Zions Bancorp NA, (1-day SOFR + 1.16%), 4.70%, 08/18/28(c)	250	247,774
		76,718,159
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	647	630,160
4.90%, 02/01/46	982	884,951
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36(a)	100	97,397
4.63%, 02/01/44	112	98,428
4.90%, 02/01/46	137	122,992
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29	348	352,424
3.50%, 06/01/30	297	287,001
4.90%, 01/23/31(a)	100	102,275
5.00%, 06/15/34(a)	165	166,889
4.38%, 04/15/38	171	159,216
8.20%, 01/15/39	147	184,736
5.45%, 01/23/39	221	224,518
4.95%, 01/15/42	187	174,442
4.60%, 04/15/48	100	86,290
4.44%, 10/06/48	109	91,390
5.55%, 01/23/49	450	437,027
4.50%, 06/01/50	100	88,157
4.75%, 04/15/58	100	84,457
5.80%, 01/23/59(a)	271	271,653
Brown-Forman Corp.
4.75%, 04/15/33(a)	40	39,679

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Brown-Forman Corp. (continued)
4.00%, 04/15/38	$87	$ 76,927
4.50%, 07/15/45(a)	75	63,082
Coca-Cola Co.
2.90%, 05/25/27	87	85,920
1.45%, 06/01/27(a)	50	48,573
1.50%, 03/05/28(a)	171	163,371
2.13%, 09/06/29	171	160,560
3.45%, 03/25/30	87	84,717
1.65%, 06/01/30(a)	220	198,874
2.00%, 03/05/31	158	141,961
2.25%, 01/05/32	291	260,509
5.00%, 05/13/34(a)	75	77,255
4.65%, 08/14/34(a)	150	150,985
2.50%, 06/01/40	171	124,965
2.88%, 05/05/41(a)	87	65,638
4.20%, 03/25/50	150	123,203
2.60%, 06/01/50	171	103,903
3.00%, 03/05/51	140	91,517
2.50%, 03/15/51	257	150,993
5.30%, 05/13/54	100	95,845
5.20%, 01/14/55	150	142,043
2.75%, 06/01/60	75	42,962
5.40%, 05/13/64	200	190,235
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	50	51,110
5.45%, 06/01/34	50	51,256
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	150	140,695
1.85%, 09/01/32	150	124,957
5.10%, 05/06/35	150	148,318
Constellation Brands, Inc.
3.50%, 05/09/27	171	169,189
3.60%, 02/15/28	100	98,552
4.80%, 01/15/29	25	25,147
3.15%, 08/01/29	171	163,637
2.88%, 05/01/30	100	93,574
4.80%, 05/01/30	25	25,145
2.25%, 08/01/31(a)	326	287,551
4.90%, 05/01/33	60	59,191
4.95%, 11/01/35(a)	50	48,266
4.10%, 02/15/48(a)	87	66,613
5.25%, 11/15/48(a)	75	67,406
3.75%, 05/01/50(a)	87	62,691
Diageo Capital PLC
5.30%, 10/24/27	200	203,176
2.00%, 04/29/30	200	181,226
2.13%, 04/29/32	200	172,528
5.50%, 01/24/33	200	206,504
5.63%, 10/05/33	200	208,146
3.88%, 04/29/43(a)	74	58,777
Diageo Investment Corp., 4.25%, 05/11/42(a)	87	74,174
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43(a)	150	129,150
3.50%, 01/16/50	150	107,629
Keurig Dr. Pepper, Inc.
3.43%, 06/15/27	50	49,334
4.35%, 05/15/28	50	49,821
4.60%, 05/25/28	150	149,954
5.05%, 03/15/29	100	101,088
3.95%, 04/15/29	140	137,148
3.20%, 05/01/30	87	81,575
Security	Par (000)	Value
Beverages (continued)
Keurig Dr. Pepper, Inc. (continued)
4.60%, 05/15/30	$50	$ 49,480
4.05%, 04/15/32	71	67,169
5.30%, 03/15/34	50	49,574
5.15%, 05/15/35(a)	50	48,732
4.50%, 11/15/45	100	80,790
4.42%, 12/15/46	87	68,097
3.80%, 05/01/50	87	60,617
3.35%, 03/15/51(a)	87	55,776
4.50%, 04/15/52(a)	122	95,171
Series 10, 5.20%, 03/15/31	50	50,548
Series 31, 2.25%, 03/15/31	87	76,848
Maple Parent Holdings Corp.(b)
4.75%, 03/26/29	50	49,992
5.05%, 03/26/31	50	49,789
5.70%, 03/26/36	50	49,679
6.63%, 03/26/56	50	49,511
Molson Coors Beverage Co.
5.00%, 05/01/42(a)	170	152,749
4.20%, 07/15/46	187	146,036
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29	50	50,508
4.70%, 02/16/34	50	49,734
PepsiCo, Inc.
3.00%, 10/15/27	162	159,533
4.45%, 02/07/28	50	50,401
3.60%, 02/18/28	100	99,223
4.45%, 05/15/28	60	60,491
4.10%, 01/15/29	75	74,957
4.50%, 07/17/29	75	75,721
2.63%, 07/29/29	171	162,581
4.60%, 02/07/30	100	101,299
2.75%, 03/19/30	341	322,274
1.63%, 05/01/30	104	93,656
4.30%, 07/23/30(a)	50	50,127
1.40%, 02/25/31(a)	206	179,718
1.95%, 10/21/31	169	148,939
3.90%, 07/18/32	70	67,801
4.65%, 07/23/32	75	75,536
4.45%, 02/15/33	60	60,209
4.80%, 07/17/34	75	75,520
5.00%, 02/07/35	130	131,612
5.00%, 07/23/35	175	177,096
4.88%, 11/01/40	25	24,126
2.63%, 10/21/41	87	62,310
4.45%, 04/14/46	300	260,470
3.45%, 10/06/46(a)	89	65,968
4.00%, 05/02/47	50	40,116
3.38%, 07/29/49	75	52,888
2.88%, 10/15/49	87	56,099
3.63%, 03/19/50	121	89,253
2.75%, 10/21/51	157	96,350
4.20%, 07/18/52	25	20,115
4.65%, 02/15/53	60	51,820
5.25%, 07/17/54(a)	75	72,117
3.88%, 03/19/60	150	111,440
		15,292,214
Biotechnology — 0.3%
Amgen, Inc.
3.20%, 11/02/27	100	98,438
5.15%, 03/02/28	430	436,302
1.65%, 08/15/28	150	141,433
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
4.05%, 08/18/29	$330	$ 326,910
2.45%, 02/21/30	100	92,866
5.25%, 03/02/30	345	354,258
4.20%, 02/19/31(a)	75	73,972
2.30%, 02/25/31	200	180,592
2.00%, 01/15/32	240	207,682
3.35%, 02/22/32	73	67,973
4.20%, 03/01/33	330	318,484
5.25%, 03/02/33	365	374,573
4.85%, 02/19/36	50	49,127
6.38%, 06/01/37	100	109,032
3.15%, 02/21/40	171	132,999
2.80%, 08/15/41(a)	189	136,202
4.95%, 10/01/41	141	130,405
5.15%, 11/15/41	87	82,482
5.60%, 03/02/43(a)	330	325,260
4.40%, 05/01/45	250	210,866
5.50%, 02/19/46	125	120,030
4.56%, 06/15/48	87	72,915
3.38%, 02/21/50	171	120,333
4.66%, 06/15/51	400	335,587
3.00%, 01/15/52(a)	240	154,216
4.20%, 02/22/52	60	46,619
4.88%, 03/01/53	115	99,622
5.65%, 03/02/53	495	479,428
2.77%, 09/01/53	71	41,920
5.65%, 02/19/56	30	29,083
4.40%, 02/22/62	225	174,043
5.75%, 03/02/63	310	298,191
Baxalta, Inc., 5.25%, 06/23/45	78	72,603
Biogen, Inc.
2.25%, 05/01/30	238	217,396
5.05%, 01/15/31	50	50,978
5.75%, 05/15/35	150	155,122
5.20%, 09/15/45	150	134,933
3.15%, 05/01/50	193	121,628
3.25%, 02/15/51	54	34,167
6.45%, 05/15/55	50	51,884
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	117	108,672
Gilead Sciences, Inc.
1.20%, 10/01/27	62	59,420
4.80%, 11/15/29	60	61,116
1.65%, 10/01/30	183	163,003
5.25%, 10/15/33	50	51,710
5.10%, 06/15/35(a)	75	75,773
4.60%, 09/01/35	231	225,733
4.00%, 09/01/36	100	92,199
2.60%, 10/01/40	100	72,379
5.65%, 12/01/41	181	184,177
4.80%, 04/01/44	189	170,561
4.50%, 02/01/45	125	107,939
4.75%, 03/01/46	407	360,612
4.15%, 03/01/47	197	159,374
2.80%, 10/01/50(a)	200	123,937
5.55%, 10/15/53(a)	105	102,100
5.50%, 11/15/54(a)	75	72,707
5.60%, 11/15/64	75	72,644
Illumina, Inc.
5.75%, 12/13/27	100	101,942
4.75%, 12/12/30	50	49,742
Security	Par (000)	Value
Biotechnology (continued)
Illumina, Inc. (continued)
2.55%, 03/23/31	$55	$ 49,264
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	140	124,091
2.80%, 09/15/50	94	56,896
Royalty Pharma PLC
1.75%, 09/02/27	257	247,755
5.15%, 09/02/29	50	50,900
2.20%, 09/02/30	100	90,068
4.45%, 03/25/31	50	49,338
2.15%, 09/02/31	84	73,202
5.40%, 09/02/34	50	50,412
5.20%, 09/25/35	100	98,693
3.30%, 09/02/40	121	91,739
3.55%, 09/02/50	150	101,224
3.35%, 09/02/51	87	56,372
5.90%, 09/02/54	50	48,004
5.95%, 09/25/55	50	48,632
		10,312,884
Building Materials — 0.2%
Amrize Finance U.S. LLC
4.60%, 04/07/27	225	225,565
4.70%, 04/07/28	25	25,148
4.95%, 04/07/30	100	101,094
5.40%, 04/07/35	100	101,689
Carlisle Cos., Inc.
3.75%, 12/01/27	100	98,777
2.75%, 03/01/30	189	176,630
2.20%, 03/01/32	75	64,613
5.25%, 09/15/35(a)	75	74,996
Carrier Global Corp.
2.72%, 02/15/30	200	186,783
2.70%, 02/15/31(a)	50	45,841
5.90%, 03/15/34	96	101,285
3.38%, 04/05/40	171	134,698
3.58%, 04/05/50	201	143,654
6.20%, 03/15/54(a)	75	78,370
CRH America Finance, Inc.
4.40%, 02/09/31	100	98,547
5.40%, 05/21/34	200	203,647
5.50%, 01/09/35	200	204,314
5.00%, 02/09/36	100	98,172
5.60%, 02/09/56(a)	80	76,795
CRH SMW Finance DAC, 5.13%, 01/09/30	200	203,450
Eagle Materials, Inc.
2.50%, 07/01/31	67	59,839
5.00%, 03/15/36(a)	125	119,688
Fortune Brands Innovations, Inc.
3.25%, 09/15/29(a)	87	82,942
4.00%, 03/25/32	75	70,608
5.88%, 06/01/33(a)	38	39,354
4.50%, 03/25/52(a)	87	67,656
Johnson Controls International PLC
4.50%, 02/15/47(a)	87	73,172
4.95%, 07/02/64(d)	64	53,671
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	50	51,654
1.75%, 09/15/30	70	62,131
2.00%, 09/16/31(a)	121	105,398
4.90%, 12/01/32	65	65,249

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Lennox International, Inc.
1.70%, 08/01/27	$50	$ 48,341
5.50%, 09/15/28	60	61,119
Martin Marietta Materials, Inc.
3.45%, 06/01/27	87	86,025
2.50%, 03/15/30	171	158,169
2.40%, 07/15/31	58	51,622
5.15%, 12/01/34	55	55,020
4.25%, 12/15/47	87	69,543
3.20%, 07/15/51	75	48,629
5.50%, 12/01/54	120	112,810
Masco Corp.
1.50%, 02/15/28	65	61,515
2.00%, 10/01/30	50	44,440
2.00%, 02/15/31(a)	87	76,662
3.13%, 02/15/51	73	46,390
Mohawk Industries, Inc.
5.85%, 09/18/28	50	51,441
3.63%, 05/15/30	75	71,894
Owens Corning
5.50%, 06/15/27	25	25,297
3.95%, 08/15/29	50	49,148
3.50%, 02/15/30	50	47,973
3.88%, 06/01/30	75	72,603
5.70%, 06/15/34(a)	55	56,856
4.40%, 01/30/48(a)	171	137,357
5.95%, 06/15/54(a)	75	74,017
Trane Technologies Financing Ltd.
3.80%, 03/21/29(a)	300	296,280
4.65%, 11/01/44	30	26,696
4.50%, 03/21/49	87	73,523
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	80	79,257
4.30%, 02/21/48	87	71,571
Vulcan Materials Co.
3.90%, 04/01/27	171	170,438
4.95%, 12/01/29	40	40,608
3.50%, 06/01/30	75	71,893
5.35%, 12/01/34	75	76,195
4.50%, 06/15/47	87	72,067
4.70%, 03/01/48	100	85,277
5.70%, 12/01/54(a)	85	82,412
		5,948,518
Building Products — 0.3%
Ferguson Enterprises, Inc.
4.35%, 03/15/31	50	49,158
5.00%, 10/03/34	100	98,819
Home Depot, Inc.
2.50%, 04/15/27	140	137,798
2.88%, 04/15/27	79	78,029
4.88%, 06/25/27	130	131,254
2.80%, 09/14/27	87	85,508
0.90%, 03/15/28(a)	117	110,234
1.50%, 09/15/28	87	82,047
3.75%, 09/15/28	35	34,777
3.90%, 12/06/28	78	77,690
4.90%, 04/15/29	50	50,948
2.95%, 06/15/29	402	386,765
4.75%, 06/25/29	270	274,150
2.70%, 04/15/30	175	164,634
3.95%, 09/15/30(a)	40	39,479
Security	Par (000)	Value
Building Products (continued)
Home Depot, Inc. (continued)
1.38%, 03/15/31	$275	$ 237,614
4.85%, 06/25/31(a)	105	107,336
1.88%, 09/15/31	87	76,147
3.25%, 04/15/32	266	248,289
4.50%, 09/15/32(a)	200	199,712
4.95%, 06/25/34	320	322,317
4.65%, 09/15/35	175	170,616
5.88%, 12/16/36	274	291,684
3.30%, 04/15/40	189	151,002
5.40%, 09/15/40	87	87,257
5.95%, 04/01/41	87	91,564
4.20%, 04/01/43	130	109,808
4.88%, 02/15/44	100	91,318
4.40%, 03/15/45	164	139,070
4.25%, 04/01/46	171	141,365
3.90%, 06/15/47	171	132,213
4.50%, 12/06/48	171	143,555
3.13%, 12/15/49	104	68,904
3.35%, 04/15/50	150	103,527
2.38%, 03/15/51	155	86,799
2.75%, 09/15/51	87	52,390
3.63%, 04/15/52	177	126,338
4.95%, 09/15/52(a)	80	71,342
5.30%, 06/25/54(a)	175	163,572
3.50%, 09/15/56	150	102,339
5.40%, 06/25/64(a)	50	46,941
Lowe’s Cos., Inc.
3.35%, 04/01/27	75	74,410
3.10%, 05/03/27	200	197,615
3.95%, 10/15/27	125	124,570
1.30%, 04/15/28(a)	96	90,453
1.70%, 09/15/28	97	91,160
4.00%, 10/15/28(a)	125	123,967
3.65%, 04/05/29	162	158,465
4.50%, 04/15/30	171	171,132
1.70%, 10/15/30	154	135,694
4.25%, 03/15/31	125	122,680
2.63%, 04/01/31	171	155,372
3.75%, 04/01/32	403	381,338
4.50%, 10/15/32(a)	125	122,851
5.00%, 04/15/33	100	100,521
5.15%, 07/01/33(a)	75	75,857
4.85%, 10/15/35(a)	125	121,729
5.00%, 04/15/40	171	161,612
2.80%, 09/15/41	72	50,702
4.38%, 09/15/45	71	57,961
3.70%, 04/15/46	227	167,195
4.05%, 05/03/47	150	115,041
3.00%, 10/15/50	111	68,583
3.50%, 04/01/51	171	116,115
4.25%, 04/01/52	167	128,000
5.63%, 04/15/53(a)	220	207,982
5.75%, 07/01/53	25	24,092
4.45%, 04/01/62	155	117,312
5.80%, 09/15/62(a)	120	113,993
5.85%, 04/01/63	110	105,294
		9,046,005
Capital Markets — 0.6%
Affiliated Managers Group, Inc.
3.30%, 06/15/30	50	46,853
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Affiliated Managers Group, Inc. (continued)
5.50%, 02/15/36	$75	$ 73,927
Ameriprise Financial, Inc.
5.70%, 12/15/28	25	25,831
4.50%, 05/13/32	50	49,578
5.15%, 05/15/33(a)	50	50,872
5.20%, 04/15/35	100	99,730
Apollo Debt Solutions BDC
5.20%, 12/08/28(b)	50	49,379
6.90%, 04/13/29(a)	100	102,319
5.88%, 08/30/30	75	73,820
5.70%, 01/23/31(b)	125	121,941
6.70%, 07/29/31(a)	100	101,168
6.55%, 03/15/32	50	50,192
Apollo Global Management, Inc.
4.60%, 01/15/31	50	49,530
6.38%, 11/15/33	75	79,436
5.15%, 08/12/35(a)	75	72,638
5.70%, 03/30/36	50	50,044
5.80%, 05/21/54(a)	100	93,140
Ares Capital Corp.
2.88%, 06/15/27	50	48,680
2.88%, 06/15/28	178	168,070
5.88%, 03/01/29	235	236,667
5.95%, 07/15/29	200	200,987
5.25%, 04/12/31	25	24,167
3.20%, 11/15/31	137	118,555
5.80%, 03/08/32(a)	100	98,664
ARES Capital Corp.
5.50%, 09/01/30	70	68,752
5.10%, 01/15/31	25	24,037
Ares Management Corp., 5.60%, 10/11/54(a)	85	74,872
Bain Capital Specialty Finance, Inc.(a)
5.95%, 03/15/30	50	48,408
5.95%, 03/01/31	50	47,701
Bank of New York Mellon Corp.
3.25%, 05/16/27	155	153,680
3.40%, 01/29/28	75	74,075
3.85%, 04/28/28	75	74,671
1.65%, 07/14/28	75	70,908
3.85%, 04/26/29	118	116,858
3.30%, 08/23/29	171	164,764
1.65%, 01/28/31	75	66,093
1.80%, 07/28/31	76	66,254
2.50%, 01/26/32(a)	87	78,523
(1-day SOFR + 0.63%), 4.03%, 01/22/30(c)	70	69,299
(1-day SOFR + 0.68%), 4.44%, 06/09/28(c)	75	75,099
(1-day SOFR + 0.84%), 4.89%, 07/21/28(c)	100	100,780
(1-day SOFR + 0.89%), 4.94%, 02/11/31(c)	75	75,989
(1-day SOFR + 1.09%), 4.98%, 03/14/30(c)	150	152,521
(1-day SOFR + 1.15%), 3.99%, 06/13/28(c)	125	124,447
(1-day SOFR + 1.17%), 4.54%, 02/01/29(c)	125	125,624
(1-day SOFR + 1.23%), 5.06%, 07/22/32(c)	100	101,934
(1-day SOFR + 1.25%), 5.23%, 11/20/35(c)	75	76,063
(1-day SOFR + 1.35%), 5.32%, 06/06/36(c)	50	50,698
(1-day SOFR + 1.42%), 4.29%, 06/13/33(c)	100	97,366
(1-day SOFR + 1.42%), 5.19%, 03/14/35(c)	150	152,087
(1-day SOFR + 1.51%), 4.71%, 02/01/34(c)	100	98,812
(1-day SOFR + 1.60%), 6.32%, 10/25/29(c)	75	78,524
(1-day SOFR + 1.76%), 4.60%, 07/26/30(c)	115	115,627
(1-day SOFR + 1.77%), 5.61%, 07/21/39(c)	25	25,442
(1-day SOFR + 1.85%), 6.47%, 10/25/34(c)	125	136,628
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(c)	80	81,790
Security	Par (000)	Value
Capital Markets (continued)
Bank of New York Mellon Corp. (continued)
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(c)	$180	$ 190,802
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(c)	125	125,320
Barings BDC, Inc.(a)
5.20%, 09/15/28	35	34,198
7.00%, 02/15/29	35	35,289
Barings Private Credit Corp., 6.15%, 06/11/30(b)	50	48,389
BGC Group, Inc.
6.60%, 06/10/29	25	25,793
6.15%, 04/02/30	75	76,282
Blackstone Private Credit Fund
7.30%, 11/27/28	25	25,512
4.00%, 01/15/29	100	94,079
5.95%, 07/16/29	250	246,306
5.60%, 11/22/29(a)	50	48,636
5.25%, 04/01/30	50	47,646
5.05%, 09/10/30	25	23,570
6.25%, 01/25/31	25	24,695
5.35%, 03/12/31	25	23,745
6.00%, 01/29/32	100	96,978
6.00%, 11/22/34(a)	150	140,228
Blackstone Secured Lending Fund
5.88%, 11/15/27	50	50,165
5.35%, 04/13/28	25	24,811
2.85%, 09/30/28	210	195,340
5.30%, 06/30/30(a)	75	72,578
5.13%, 01/31/31(a)	55	52,673
Blue Owl Capital Corp.
3.13%, 04/13/27(a)	70	67,956
2.88%, 06/11/28	100	92,959
5.95%, 03/15/29(a)	125	123,497
6.20%, 07/15/30(a)	60	59,133
Blue Owl Credit Income Corp.
7.95%, 06/13/28	75	76,832
7.75%, 01/15/29(a)	200	204,664
6.60%, 09/15/29	50	49,810
5.80%, 03/15/30(a)	150	144,635
6.65%, 03/15/31(a)	90	88,770
Blue Owl Finance LLC
3.13%, 06/10/31	100	86,228
4.38%, 02/15/32	50	44,513
6.25%, 04/18/34(a)	120	115,366
4.13%, 10/07/51(a)	50	32,932
Blue Owl Technology Finance Corp.(a)
6.10%, 03/15/28	100	98,832
6.75%, 04/04/29	75	73,807
6.13%, 01/23/31	50	47,159
Brookfield Asset Management Ltd.
4.65%, 11/15/30	50	49,556
5.80%, 04/24/35	100	101,892
5.30%, 01/15/36	50	48,854
6.08%, 09/15/55	100	98,791
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	86	73,944
Capital Southwest Corp., 5.95%, 09/18/30	50	49,031
Carlyle Secured Lending, Inc.(a)
6.75%, 02/18/30	35	34,678
5.75%, 02/15/31	35	33,052
Charles Schwab Corp.
3.20%, 01/25/28	171	168,231
2.00%, 03/20/28	140	134,298
4.00%, 02/01/29	50	49,803

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Charles Schwab Corp. (continued)
3.25%, 05/22/29(a)	$70	$ 68,098
2.75%, 10/01/29	120	113,714
4.63%, 03/22/30	200	202,876
1.65%, 03/11/31	87	75,808
2.30%, 05/13/31	171	153,816
1.95%, 12/01/31(a)	100	87,035
2.90%, 03/03/32(a)	140	126,747
(1-day SOFR + 0.94%), 4.34%, 11/14/31(c)	85	84,054
(1-day SOFR + 1.23%), 4.91%, 11/14/36(c)	75	72,901
(1-day SOFR + 1.88%), 6.20%, 11/17/29(c)	100	104,514
(1-day SOFR + 2.01%), 6.14%, 08/24/34(c)	100	106,439
(1-day SOFR + 2.50%), 5.85%, 05/19/34(c)	300	315,080
CI Financial Corp.
3.20%, 12/17/30	104	92,479
4.10%, 06/15/51	40	26,528
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	200	223,420
Franklin Resources, Inc.
1.60%, 10/30/30	100	88,036
2.95%, 08/12/51(a)	75	46,191
Goldman Sachs BDC, Inc.(a)
5.10%, 01/28/29	50	48,563
5.65%, 09/09/30	45	43,254
Goldman Sachs Private Credit Corp.(b)
5.05%, 02/23/28(a)	25	24,619
5.88%, 05/06/28(a)	50	49,869
5.38%, 01/31/29	75	73,719
6.25%, 05/06/30	65	64,211
5.88%, 01/31/31	75	72,765
Golub Capital BDC, Inc.
7.05%, 12/05/28	25	25,569
6.00%, 07/15/29	225	224,271
Golub Capital Private Credit Fund
5.45%, 08/15/28	75	73,965
5.80%, 09/12/29	60	59,094
5.88%, 05/01/30(a)	100	98,168
5.60%, 04/15/31(b)	25	23,857
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(a)	25	25,446
6.38%, 07/01/34	75	75,497
6.75%, 07/15/35	25	25,672
Invesco Finance PLC, 5.38%, 11/30/43	87	82,525
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	25	24,926
Jefferies Financial Group, Inc.
5.88%, 07/21/28	120	122,528
4.15%, 01/23/30	171	164,858
2.63%, 10/15/31	121	105,232
2.75%, 10/15/32	141	119,394
6.20%, 04/14/34(a)	325	331,439
5.50%, 02/15/36	100	95,979
6.50%, 01/20/43(a)	30	29,142
Lazard Group LLC
4.50%, 09/19/28	100	99,545
6.00%, 03/15/31(a)	200	207,753
5.63%, 08/01/35(a)	25	24,946
Legg Mason, Inc., 5.63%, 01/15/44	109	105,352
LPL Holdings, Inc.
6.75%, 11/17/28	100	104,770
5.20%, 03/15/30	100	100,733
5.15%, 06/15/30	100	100,435
5.65%, 03/15/35	50	49,572
5.75%, 06/15/35	100	99,604
Security	Par (000)	Value
Capital Markets (continued)
Main Street Capital Corp.
6.50%, 06/04/27	$25	$ 25,214
5.40%, 08/15/28	50	49,670
6.95%, 03/01/29	50	51,446
Marex Group PLC, 5.83%, 05/08/28(a)	100	101,079
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29(a)	45	45,258
6.00%, 05/19/30	50	49,161
MSD Investment Corp.
6.25%, 05/31/30	60	58,659
6.13%, 02/05/31(b)	75	72,730
New Mountain Finance Corp.(a)
6.20%, 10/15/27	25	24,879
6.88%, 02/01/29	35	34,902
Nomura Holdings, Inc.
5.39%, 07/06/27	200	202,053
5.84%, 01/18/28	200	204,283
2.17%, 07/14/28	200	189,492
2.71%, 01/22/29	222	210,809
5.61%, 07/06/29	200	205,425
3.10%, 01/16/30	200	188,587
4.90%, 07/01/30	200	199,908
2.61%, 07/14/31	200	178,369
5.78%, 07/03/34(a)	200	205,431
5.49%, 06/29/35(a)	200	201,345
(5-year CMT + 1.30%), 5.04%, 06/10/36(c)	200	194,011
North Haven Private Income Fund LLC, 5.75%, 02/01/30	50	47,954
Northern Trust Corp.
4.00%, 05/10/27	152	151,819
3.65%, 08/03/28	87	86,333
3.15%, 05/03/29	87	84,230
1.95%, 05/01/30	150	136,513
4.15%, 11/19/30	55	54,506
6.13%, 11/02/32	130	138,622
(3-mo. SOFR US + 1.39%), 3.38%, 05/08/32(a)(c)	50	49,303
(5-year CMT + 1.05%), 5.12%, 11/19/40(c)	70	68,153
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30(a)	35	34,750
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	100	100,663
Raymond James Financial, Inc.
4.90%, 09/11/35	95	92,515
4.95%, 07/15/46	87	77,332
3.75%, 04/01/51	100	71,384
5.65%, 09/11/55(a)	100	94,653
Sixth Street Lending Partners
5.75%, 01/15/30(a)	100	98,499
6.13%, 07/15/30	150	149,121
Sixth Street Specialty Lending, Inc.(a)
6.13%, 03/01/29	50	50,416
5.63%, 08/15/30	50	49,285
State Street Corp.
4.33%, 10/22/27(a)	200	200,371
4.54%, 02/28/28	150	151,005
2.40%, 01/24/30(a)	75	70,180
4.73%, 02/28/30	75	75,914
4.83%, 04/24/30	75	76,180
2.20%, 03/03/31	100	89,471
(1-day SOFR + 0.95%), 4.54%, 04/24/28(c)	130	130,262
(1-day SOFR + 1.00%), 2.62%, 02/07/33(c)	92	81,872
(1-day SOFR + 1.02%), 4.53%, 02/20/29(c)	125	125,702
(1-day SOFR + 1.05%), 4.68%, 10/22/32(c)	100	99,901
(1-day SOFR + 1.22%), 5.15%, 02/28/36(c)	75	75,168
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
State Street Corp. (continued)
(1-day SOFR + 1.22%), 4.78%, 10/23/36(c)	$125	$ 121,493
(1-day SOFR + 1.48%), 5.68%, 11/21/29(a)(c)	100	103,454
(1-day SOFR + 1.49%), 3.03%, 11/01/34(c)	70	65,896
(1-day SOFR + 1.57%), 4.82%, 01/26/34(c)	80	79,563
(1-day SOFR + 1.61%), 4.42%, 05/13/33(c)	100	98,069
(1-day SOFR + 1.72%), 5.82%, 11/04/28(c)	60	61,324
(1-day SOFR + 1.73%), 4.16%, 08/04/33(c)	75	72,353
(1-day SOFR + 1.89%), 5.16%, 05/18/34(c)	60	60,750
(1-day SOFR + 1.96%), 6.12%, 11/21/34(c)	50	52,834
(1-day SOFR + 2.65%), 3.15%, 03/30/31(c)	171	162,905
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(a)(c)	50	49,816
Stifel Financial Corp., 4.00%, 05/15/30	100	97,108
TPG Operating Group II LP, 5.38%, 01/15/36	100	96,710
Voya Financial, Inc.
5.00%, 09/20/34(a)	40	38,935
5.05%, 03/02/36(a)	25	24,149
5.70%, 07/15/43	87	82,946
4.80%, 06/15/46	35	29,676
		20,674,549
Chemicals — 0.2%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	73	71,268
4.30%, 06/11/28	25	25,083
4.60%, 02/08/29(a)	100	100,975
2.05%, 05/15/30	75	68,289
4.75%, 02/08/31	100	101,387
4.90%, 10/11/32	25	25,325
4.80%, 03/03/33	70	70,525
4.85%, 02/08/34(a)	150	150,179
2.70%, 05/15/40	87	64,001
2.80%, 05/15/50	111	68,688
Albemarle Corp., 5.05%, 06/01/32(a)	23	23,082
Cabot Corp., 5.00%, 06/30/32	100	99,907
CF Industries, Inc.
5.15%, 03/15/34	87	86,457
5.30%, 11/26/35	125	124,495
4.95%, 06/01/43	87	77,619
5.38%, 03/15/44(a)	87	81,058
Dow Chemical Co.
4.80%, 11/30/28	75	75,230
2.10%, 11/15/30	125	109,902
4.80%, 01/15/31	50	49,376
6.30%, 03/15/33(a)	50	52,436
5.15%, 02/15/34(a)	75	73,162
4.25%, 10/01/34	50	45,411
5.35%, 03/15/35(a)	50	49,294
5.65%, 03/15/36(a)	50	49,531
9.40%, 05/15/39	69	87,387
5.25%, 11/15/41	74	65,002
4.38%, 11/15/42	87	68,182
4.63%, 10/01/44	50	39,490
5.55%, 11/30/48(a)	121	104,509
4.80%, 05/15/49(a)	100	77,363
3.60%, 11/15/50(a)	137	88,100
6.90%, 05/15/53(a)	150	153,122
5.60%, 02/15/54(a)	125	107,489
5.95%, 03/15/55(a)	50	45,278
DuPont de Nemours, Inc.
4.73%, 11/15/28(b)	111	111,419
Security	Par (000)	Value
Chemicals (continued)
DuPont de Nemours, Inc. (continued)
5.32%, 11/15/38	$130	$ 128,076
5.42%, 11/15/48	55	50,899
Eastman Chemical Co.
4.50%, 12/01/28	71	71,037
5.00%, 08/01/29	150	151,376
4.50%, 02/20/31	50	48,888
5.75%, 03/08/33(a)	40	41,345
5.63%, 02/20/34	75	76,046
4.80%, 09/01/42	87	76,141
4.65%, 10/15/44(a)	71	59,485
Ecolab, Inc.
5.25%, 01/15/28	75	76,360
4.80%, 03/24/30	87	88,375
1.30%, 01/30/31	140	120,996
2.13%, 02/01/32(a)	171	150,045
5.00%, 09/01/35	70	70,079
5.50%, 12/08/41	50	50,811
3.95%, 12/01/47	25	19,828
2.13%, 08/15/50(a)	90	48,271
2.70%, 12/15/51	124	74,397
2.75%, 08/18/55	50	29,368
EIDP, Inc.
2.30%, 07/15/30(a)	140	128,812
5.13%, 05/15/32	50	50,719
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	57	56,824
4.38%, 06/01/47	57	44,817
5.00%, 09/26/48	87	75,273
Linde, Inc.
1.10%, 08/10/30	155	135,673
2.00%, 08/10/50(a)	122	64,004
LYB International Finance BV
5.25%, 07/15/43	100	85,952
4.88%, 03/15/44	112	91,950
LYB International Finance III LLC
2.25%, 10/01/30	117	104,463
5.63%, 05/15/33	40	40,323
5.50%, 03/01/34(a)	75	74,550
6.15%, 05/15/35(a)	50	51,461
5.88%, 01/15/36(a)	150	150,496
3.38%, 10/01/40	94	68,036
4.20%, 10/15/49	144	101,892
4.20%, 05/01/50	137	96,668
3.63%, 04/01/51(a)	77	49,653
3.80%, 10/01/60	70	42,866
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	115	86,040
Mosaic Co.
4.05%, 11/15/27	171	169,877
5.38%, 11/15/28	50	51,077
5.45%, 11/15/33(a)	214	216,275
4.88%, 11/15/41(a)	50	44,037
5.63%, 11/15/43(a)	75	69,578
Nutrien Ltd.
5.20%, 06/21/27	50	50,482
4.90%, 03/27/28	30	30,248
2.95%, 05/13/30	171	160,263
5.25%, 03/12/32	75	76,551
5.40%, 06/21/34(a)	50	50,877
4.13%, 03/15/35	100	91,654
5.63%, 12/01/40	50	49,016
4.90%, 06/01/43	87	77,421

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd. (continued)
5.25%, 01/15/45	$50	$ 46,050
5.00%, 04/01/49	130	114,511
3.95%, 05/13/50	87	64,691
5.80%, 03/27/53(a)	100	98,130
PPG Industries, Inc.
2.80%, 08/15/29	171	162,841
4.38%, 03/15/31	50	49,229
RPM International, Inc.
2.95%, 01/15/32	86	77,311
5.25%, 06/01/45	87	80,662
Sherwin-Williams Co.
3.45%, 06/01/27	87	86,075
4.55%, 03/01/28(a)	50	50,192
4.30%, 08/15/28	50	49,892
2.95%, 08/15/29	108	102,935
4.50%, 08/15/30	50	49,908
2.20%, 03/15/32	189	164,216
5.15%, 08/15/35(a)	50	50,249
4.55%, 08/01/45	100	84,020
4.50%, 06/01/47(a)	171	142,343
3.80%, 08/15/49	153	111,894
Westlake Corp.
3.38%, 06/15/30(a)	75	71,311
5.55%, 11/15/35(a)	70	69,771
5.00%, 08/15/46(a)	130	111,892
4.38%, 11/15/47	50	38,619
3.13%, 08/15/51	110	66,708
6.38%, 11/15/55(a)	50	49,266
		8,852,388
Commercial Services & Supplies — 0.2%
American University, Series 2019, 3.67%, 04/01/49	60	44,484
Automatic Data Processing, Inc.
1.70%, 05/15/28	100	95,266
1.25%, 09/01/30	341	299,535
4.75%, 05/08/32	75	75,769
4.45%, 09/09/34(a)	120	117,658
Brown University, Series A, 2.92%, 09/01/50	75	48,652
California Endowment, Series 2021, 2.50%, 04/01/51(a)	84	49,405
California Institute of Technology, 3.65%, 09/01/2119	171	106,316
Cintas Corp. No. 2
3.70%, 04/01/27	87	86,583
4.20%, 05/01/28	50	49,915
4.00%, 05/01/32	61	59,171
Cornell University
Series 2025, 4.17%, 06/15/30	55	54,595
Series 2025, 4.73%, 06/15/35	60	59,465
Duke University
Series 2020, 2.68%, 10/01/44	75	55,231
Series 2020, 2.83%, 10/01/55(a)	88	54,299
Emory University, Series 2020, 2.97%, 09/01/50	62	40,486
Ford Foundation
Series 2020, 2.42%, 06/01/50(a)	60	35,366
Series 2020, 2.82%, 06/01/70	70	39,024
GATX Corp.
4.55%, 11/07/28	50	50,118
4.70%, 04/01/29	171	171,270
4.00%, 06/30/30	50	48,673
1.90%, 06/01/31	50	43,295
3.50%, 06/01/32	50	46,062
Security	Par (000)	Value
Commercial Services & Supplies (continued)
GATX Corp. (continued)
4.90%, 03/15/33	$145	$ 142,423
5.45%, 09/15/33	100	101,519
6.05%, 03/15/34	50	52,507
6.90%, 05/01/34	25	27,408
5.50%, 06/15/35	75	75,618
5.20%, 03/15/44	50	45,862
6.05%, 06/05/54(a)	100	99,297
George Washington University
4.87%, 09/15/45	74	67,080
Series 2014, 4.30%, 09/15/44(a)	87	72,664
Series 2018, 4.13%, 09/15/48	58	46,507
Georgetown University
Series 20A, 2.94%, 04/01/50(a)	77	49,073
Series A, 5.22%, 10/01/2118	62	53,747
Series B, 4.32%, 04/01/49	40	32,680
Howard University, Series 22A, 5.21%, 10/01/52	73	60,171
Leland Stanford Junior University
4.68%, 03/01/35(a)	50	49,775
3.65%, 05/01/48	130	100,394
2.41%, 06/01/50	75	44,550
Massachusetts Institute of Technology
3.96%, 07/01/38(a)	98	89,639
3.07%, 04/01/52	27	18,048
5.62%, 06/01/55	100	101,326
5.60%, 07/01/2111	87	85,174
4.68%, 07/01/2114	75	61,525
Series F, 2.99%, 07/01/50	73	48,334
Series G, 2.29%, 07/01/51	56	31,452
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	75	59,169
Northeastern University, Series 2020, 2.89%, 10/01/50	51	33,179
Northwestern University
Series 2017, 3.66%, 12/01/57(a)	58	41,727
Series 2020, 2.64%, 12/01/50	85	52,176
President and Fellows of Harvard College
3.15%, 07/15/46	62	44,352
2.52%, 10/15/50	71	42,734
3.30%, 07/15/56	121	82,149
Quanta Services, Inc.
4.75%, 08/09/27	50	50,242
4.30%, 08/09/28	50	49,923
2.90%, 10/01/30	90	83,479
4.50%, 01/15/31	50	49,593
2.35%, 01/15/32	80	69,681
5.25%, 08/09/34	50	50,299
5.10%, 08/09/35	50	49,313
3.05%, 10/01/41	69	50,451
RELX Capital, Inc.
4.00%, 03/18/29	25	24,749
4.75%, 03/27/30	100	100,741
3.00%, 05/22/30	100	94,120
5.25%, 03/27/35(a)	100	101,174
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50(a)	71	42,382
Rollins, Inc., 5.25%, 02/24/35	50	49,965
Thomas Jefferson University, 3.85%, 11/01/57(a)	47	32,668
TR Finance LLC, 5.65%, 11/23/43(a)	171	161,378
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	50	44,957
5.15%, 02/15/33	50	48,957
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Trustees of Boston College, 3.13%, 07/01/52	$87	$ 58,814
Trustees of Princeton University
4.65%, 07/01/30(a)	5	5,057
5.70%, 03/01/39	87	92,367
Series 2020, 2.52%, 07/01/50	74	45,532
Trustees of the University of Pennsylvania
3.61%, 02/15/2119(a)	57	35,615
Series 2020, 2.40%, 10/01/50	52	30,159
UL Solutions, Inc., 6.50%, 10/20/28	25	26,161
University of Chicago, Series C, 2.55%, 04/01/50	73	46,891
University of Miami, Series 2022, 4.06%, 04/01/52(a)	67	52,018
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	82	60,156
University of Southern California(a)
2.81%, 10/01/50	71	44,514
4.98%, 10/01/53	75	68,507
Series 21A, 2.95%, 10/01/51	87	55,798
Series A, 3.23%, 10/01/2120	69	38,267
Verisk Analytics, Inc.
4.13%, 03/15/29	87	86,521
5.75%, 04/01/33	55	56,920
5.25%, 06/05/34	90	89,638
5.25%, 03/15/35(a)	75	74,358
5.13%, 03/15/36(a)	25	24,423
5.50%, 06/15/45	75	70,035
3.63%, 05/15/50	58	40,466
Washington University
4.35%, 04/15/2122	83	61,773
Series 2022, 3.52%, 04/15/54(a)	75	53,637
William Marsh Rice University, 3.77%, 05/15/55(a)	85	63,781
Yale University
Series 2020, 1.48%, 04/15/30(a)	54	48,663
Series 2020, 2.40%, 04/15/50	62	36,444
		6,163,484
Communications Equipment — 0.0%
Juniper Networks, Inc.
3.75%, 08/15/29	87	84,645
5.95%, 03/15/41	87	84,700
Motorola Solutions, Inc.
4.60%, 02/23/28	87	87,333
5.00%, 04/15/29	25	25,327
4.60%, 05/23/29	166	166,236
4.85%, 08/15/30	50	50,348
2.30%, 11/15/30(a)	146	131,597
2.75%, 05/24/31	102	92,694
5.20%, 08/15/32	50	50,714
5.40%, 04/15/34	175	177,099
5.55%, 08/15/35	50	51,119
5.50%, 09/01/44(a)	75	71,670
		1,073,482
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	100	103,776
5.90%, 03/01/33	75	77,642
Jacobs Solutions, Inc.
4.75%, 03/03/31	50	49,300
5.38%, 03/03/36	50	48,762
MasTec, Inc., 5.90%, 06/15/29	25	25,832
		305,312
Security	Par (000)	Value
Consumer Finance — 0.4%
American Express Co.
3.30%, 05/03/27	$187	$ 185,426
5.85%, 11/05/27(a)	140	143,323
4.05%, 05/03/29	86	85,661
4.05%, 12/03/42(a)	217	180,018
(1-day SOFR + 0.58%), 4.01%, 02/09/29(c)	150	149,042
(1-day SOFR + 0.81%), 4.35%, 07/20/29(c)	175	174,875
(1-day SOFR + 0.87%), 4.46%, 02/10/32(c)	110	108,861
(1-day SOFR + 0.93%), 5.04%, 07/26/28(c)	265	267,281
(1-day SOFR + 1.22%), 4.92%, 07/20/33(c)	230	230,420
(1-day SOFR + 1.24%), 4.80%, 10/24/36(c)	225	217,555
(1-day SOFR + 1.26%), 4.73%, 04/25/29(c)	150	150,948
(1-day SOFR + 1.42%), 5.28%, 07/26/35(c)	175	176,625
(1-day SOFR + 1.44%), 5.02%, 04/25/31(c)	150	152,498
(1-day SOFR + 1.63%), 5.92%, 04/25/35(c)	50	51,768
(1-day SOFR + 1.76%), 4.42%, 08/03/33(c)	200	195,086
(1-day SOFR + 1.79%), 5.67%, 04/25/36(c)	175	180,866
(1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	145	145,220
(1-day SOFR + 1.93%), 5.63%, 07/28/34(c)	50	51,098
(1-day SOFR + 1.94%), 6.49%, 10/30/31(c)	75	80,566
(1-day SOFR + 2.26%), 4.99%, 05/26/33(c)	100	99,484
(1-day SOFR Index + 1.02%), 5.09%, 01/30/31(c)	100	101,691
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(c)	100	102,965
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(c)	100	101,704
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(c)	220	223,950
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	83	79,753
Block Financial LLC
2.50%, 07/15/28(a)	89	84,092
3.88%, 08/15/30(a)	100	94,299
5.38%, 09/15/32	25	24,262
Capital One Financial Corp.
3.65%, 05/11/27(a)	341	338,150
3.80%, 01/31/28	371	366,643
6.70%, 11/29/32	150	162,967
(1-day SOFR + 1.15%), 4.72%, 01/30/32(c)	100	98,483
(1-day SOFR + 1.25%), 4.49%, 09/11/31(c)	170	166,917
(1-day SOFR + 1.27%), 2.62%, 11/02/32(c)	87	76,306
(1-day SOFR + 1.34%), 2.36%, 07/29/32(c)	171	147,417
(1-day SOFR + 1.51%), 5.40%, 01/30/37(c)	100	97,987
(1-day SOFR + 1.56%), 5.46%, 07/26/30(a)(c)	135	137,797
(1-day SOFR + 1.63%), 5.20%, 09/11/36(c)	200	193,886
(1-day SOFR + 1.79%), 3.27%, 03/01/30(c)	118	113,623
(1-day SOFR + 1.91%), 5.70%, 02/01/30(a)(c)	30	30,777
(1-day SOFR + 1.99%), 5.88%, 07/26/35(c)	355	363,608
(1-day SOFR + 2.04%), 6.18%, 01/30/36(c)	50	50,858
(1-day SOFR + 2.06%), 4.93%, 05/10/28(c)	180	180,484
(1-day SOFR + 2.08%), 5.47%, 02/01/29(c)	100	101,510
(1-day SOFR + 2.26%), 6.05%, 02/01/35(c)	135	139,512
(1-day SOFR + 2.37%), 5.27%, 05/10/33(c)	100	99,807
(1-day SOFR + 2.60%), 5.25%, 07/26/30(a)(c)	50	50,676
(1-day SOFR + 2.60%), 5.82%, 02/01/34(c)	90	92,085
(1-day SOFR + 2.64%), 6.31%, 06/08/29(c)	140	144,762
(1-day SOFR + 2.86%), 6.38%, 06/08/34(c)	330	347,775
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(c)	75	86,014
Equifax, Inc.
5.10%, 12/15/27	95	95,951
5.10%, 06/01/28	40	40,510
4.80%, 09/15/29	90	90,529
3.10%, 05/15/30	50	46,812
2.35%, 09/15/31	171	149,888
Global Payments, Inc.
4.95%, 08/15/27	50	50,093

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Global Payments, Inc. (continued)
4.55%, 03/15/28	$50	$ 49,778
4.50%, 11/15/28	150	148,531
3.20%, 08/15/29	187	176,371
5.30%, 08/15/29	35	35,240
2.90%, 05/15/30	175	159,957
4.88%, 11/15/30	135	132,576
2.90%, 11/15/31	69	60,461
5.40%, 08/15/32(a)	150	148,758
5.20%, 11/15/32(a)	75	72,803
5.40%, 03/15/33	50	48,799
5.55%, 11/15/35	225	216,819
4.15%, 08/15/49	112	79,703
5.95%, 08/15/52(a)	100	92,020
Mastercard, Inc.
4.10%, 01/15/28	65	65,094
3.50%, 02/26/28(a)	75	74,273
4.88%, 03/09/28	85	86,260
2.95%, 06/01/29	257	247,697
3.35%, 03/26/30	144	139,252
1.90%, 03/15/31(a)	90	80,068
2.00%, 11/18/31	100	88,383
4.35%, 01/15/32	150	148,837
4.95%, 03/15/32	50	51,250
4.85%, 03/09/33(a)	50	50,674
4.88%, 05/09/34	75	75,428
4.55%, 01/15/35(a)	145	142,433
3.80%, 11/21/46	120	92,883
3.95%, 02/26/48	60	46,795
3.65%, 06/01/49	127	93,469
3.85%, 03/26/50	181	137,680
2.95%, 03/15/51	96	61,365
Moody’s Corp.
3.25%, 01/15/28	130	127,554
2.00%, 08/19/31(a)	73	64,222
5.00%, 08/05/34	50	49,981
2.75%, 08/19/41	63	44,399
5.25%, 07/15/44	75	70,393
4.88%, 12/17/48	50	43,664
3.25%, 05/20/50	71	46,792
3.75%, 02/25/52	74	53,395
3.10%, 11/29/61(a)	81	47,934
PayPal Holdings, Inc.
2.85%, 10/01/29	229	217,198
2.30%, 06/01/30	81	74,089
4.40%, 06/01/32	90	88,374
5.15%, 06/01/34(a)	75	74,800
5.10%, 04/01/35(a)	50	49,643
3.25%, 06/01/50(a)	102	65,790
5.05%, 06/01/52(a)	140	119,702
5.50%, 06/01/54	75	68,400
5.25%, 06/01/62	90	77,473
S&P Global, Inc.
4.75%, 08/01/28(a)	171	172,813
2.95%, 03/01/29	170	163,737
4.25%, 05/01/29	171	170,592
2.50%, 12/01/29(a)	81	76,052
1.25%, 08/15/30(a)	75	65,356
4.25%, 01/15/31(b)	45	44,419
2.90%, 03/01/32	175	159,584
4.80%, 12/04/35(a)(b)	25	24,497
3.25%, 12/01/49	80	54,191
Security	Par (000)	Value
Consumer Finance (continued)
S&P Global, Inc. (continued)
3.70%, 03/01/52(a)	$126	$ 91,575
2.30%, 08/15/60(a)	87	42,030
3.90%, 03/01/62	30	21,385
Synchrony Financial
3.95%, 12/01/27	171	168,885
5.15%, 03/19/29	87	87,211
2.88%, 10/28/31	150	130,862
(1-day SOFR + 1.40%), 5.02%, 07/29/29(c)	50	49,951
(1-day SOFR + 1.53%), 4.95%, 02/25/32(c)	25	24,263
(1-day SOFR + 1.68%), 5.45%, 03/06/31(c)	75	74,938
(1-day SOFR + 2.07%), 6.00%, 07/29/36(c)	60	59,179
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(c)	50	50,802
Visa, Inc.
1.90%, 04/15/27	341	333,886
2.75%, 09/15/27	197	193,525
3.80%, 02/12/29	50	49,696
2.05%, 04/15/30	171	157,171
4.10%, 02/12/31	50	49,951
1.10%, 02/15/31	240	207,647
4.40%, 02/12/33	50	49,543
4.15%, 12/14/35	87	82,885
4.70%, 02/12/36	50	49,458
2.70%, 04/15/40	171	129,063
4.30%, 12/14/45	469	397,916
3.65%, 09/15/47	119	90,656
2.00%, 08/15/50(a)	189	99,965
Western Union Co.
4.75%, 06/15/29	25	24,777
6.20%, 11/17/36(a)	92	93,613
		16,130,698
Consumer Staples Distribution & Retail — 0.2%
Best Buy Co., Inc., 1.95%, 10/01/30(a)	114	101,587
Costco Wholesale Corp.
3.00%, 05/18/27	257	254,656
1.38%, 06/20/27	150	145,513
1.60%, 04/20/30	257	232,555
1.75%, 04/20/32	87	75,193
Dollar General Corp.
5.20%, 07/05/28	35	35,384
3.50%, 04/03/30	100	95,216
5.00%, 11/01/32	75	74,526
5.45%, 07/05/33	40	40,466
4.13%, 04/03/50	100	75,015
5.50%, 11/01/52(a)	50	46,293
Dollar Tree, Inc.
4.20%, 05/15/28	71	70,521
2.65%, 12/01/31	87	77,389
3.38%, 12/01/51	71	46,034
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	73	72,950
Kroger Co.
3.70%, 08/01/27	87	86,279
4.50%, 01/15/29	71	71,300
2.20%, 05/01/30(a)	100	91,270
1.70%, 01/15/31	182	159,025
5.00%, 09/15/34	205	202,409
5.40%, 07/15/40	25	24,411
5.00%, 04/15/42(a)	50	46,425
5.15%, 08/01/43(a)	66	61,165
3.88%, 10/15/46	87	65,651
4.45%, 02/01/47	100	82,103
4.65%, 01/15/48	87	72,859
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Kroger Co. (continued)
5.40%, 01/15/49	$87	$ 80,905
3.95%, 01/15/50	75	55,751
5.50%, 09/15/54	255	236,813
5.65%, 09/15/64	175	162,258
Pilgrim’s Pride Corp.
4.25%, 04/15/31	100	95,522
3.50%, 03/01/32	150	136,162
6.25%, 07/01/33	125	130,897
Sysco Corp.
3.25%, 07/15/27	171	168,394
5.75%, 01/17/29	50	51,409
5.95%, 04/01/30	171	177,602
5.10%, 09/23/30	25	25,199
4.40%, 07/25/31	50	48,493
2.45%, 12/14/31	87	76,035
6.00%, 01/17/34(a)	50	52,200
5.40%, 03/23/35	50	49,636
4.95%, 03/25/36	50	47,666
4.85%, 10/01/45	53	45,037
4.50%, 04/01/46	87	70,338
4.45%, 03/15/48	87	68,658
6.60%, 04/01/50(a)	214	221,125
3.15%, 12/14/51(a)	100	61,616
Target Corp.
4.35%, 06/15/28(a)	50	50,233
3.38%, 04/15/29(a)	171	167,148
2.35%, 02/15/30	169	157,498
2.65%, 09/15/30	99	92,014
4.50%, 09/15/32(a)	100	100,769
4.40%, 01/15/33(a)	150	149,097
4.50%, 09/15/34	100	97,351
5.00%, 04/15/35	150	150,594
5.25%, 02/15/36(a)	25	25,293
7.00%, 01/15/38	174	201,113
4.00%, 07/01/42	100	82,819
3.90%, 11/15/47	87	67,755
2.95%, 01/15/52(a)	120	75,475
4.80%, 01/15/53(a)	150	131,818
Walmart, Inc.
4.10%, 04/28/27	45	45,074
3.95%, 09/09/27	125	125,040
3.90%, 04/15/28	45	44,964
3.70%, 06/26/28	50	49,739
3.25%, 07/08/29(a)	50	48,870
4.00%, 04/15/30	160	159,707
4.35%, 04/28/30	130	131,248
1.80%, 09/22/31	216	191,354
4.15%, 09/09/32(a)	100	99,610
4.10%, 04/15/33	180	177,229
4.90%, 04/28/35	210	212,935
6.50%, 08/15/37	200	228,828
3.95%, 06/28/38	200	184,656
5.63%, 04/01/40(a)	341	361,077
2.50%, 09/22/41	200	143,422
4.05%, 06/29/48(a)	182	148,515
2.65%, 09/22/51	150	92,187
4.50%, 09/09/52	250	215,551
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
4.50%, 04/15/53(a)	$180	$ 155,768
2.38%, 09/24/29(a)	33	31,187
		8,863,849
Containers & Packaging — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28	75	74,987
5.63%, 05/26/33(a)	40	40,980
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	50	50,302
4.25%, 03/08/29	50	49,541
5.10%, 03/17/30	100	100,936
2.63%, 06/19/30	70	64,412
2.69%, 05/25/31	122	109,700
5.50%, 03/17/35(a)	85	85,973
5.13%, 03/12/36	50	48,611
Amcor Group Finance PLC, 5.45%, 05/23/29	50	51,230
AptarGroup, Inc.
4.75%, 03/30/31(a)	50	49,553
3.60%, 03/15/32	50	46,472
Berry Global, Inc.
5.80%, 06/15/31	50	51,756
5.65%, 01/15/34(a)	80	81,818
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	200	196,800
5.50%, 11/02/47(a)	200	176,280
Georgia-Pacific LLC
7.75%, 11/15/29	100	111,292
8.88%, 05/15/31	92	109,718
International Paper Co.
4.80%, 06/15/44(a)	77	65,714
5.15%, 05/15/46	50	44,040
4.40%, 08/15/47	237	186,368
4.35%, 08/15/48(a)	100	77,934
Packaging Corp. of America
3.00%, 12/15/29	70	66,500
5.70%, 12/01/33	30	31,125
5.20%, 08/15/35(a)	100	99,200
4.05%, 12/15/49	37	28,213
3.05%, 10/01/51	65	40,747
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	200	202,642
Smurfit Westrock Financing DAC
5.42%, 01/15/35(a)	200	201,605
5.19%, 01/15/36	200	196,776
Sonoco Products Co.
4.60%, 09/01/29	50	49,855
3.13%, 05/01/30	75	70,502
2.85%, 02/01/32(a)	171	153,054
5.00%, 09/01/34(a)	100	97,817
Suzano Austria GmbH
2.50%, 09/15/28	100	94,689
6.00%, 01/15/29	200	204,240
5.00%, 01/15/30	200	197,270
3.75%, 01/15/31	261	242,338
3.13%, 01/15/32(a)	100	87,650
Suzano Netherlands BV, 5.50%, 01/15/36	100	96,125
WestRock MWV LLC, 8.20%, 01/15/30	74	82,946
WRKCo, Inc.
4.00%, 03/15/28	171	170,020
3.90%, 06/01/28	50	49,392

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging (continued)
WRKCo, Inc. (continued)
4.90%, 03/15/29	$171	$ 172,617
4.20%, 06/01/32	25	23,998
		4,533,738
Distributors — 0.0%
LKQ Corp., 5.75%, 06/15/28	100	101,776
WW Grainger, Inc.
4.45%, 09/15/34	45	44,250
4.60%, 06/15/45	100	88,756
4.20%, 05/15/47(a)	100	82,286
		317,068
Diversified REITs — 0.5%
Agree LP
4.80%, 10/01/32	30	29,712
2.60%, 06/15/33	50	42,459
5.63%, 06/15/34	80	81,698
5.60%, 06/15/35	25	25,650
American Assets Trust LP
3.38%, 02/01/31	75	67,606
6.15%, 10/01/34	75	74,381
American Homes 4 Rent LP
4.90%, 02/15/29	171	171,856
4.95%, 06/15/30	25	25,091
2.38%, 07/15/31	35	30,799
3.63%, 04/15/32(a)	70	64,622
5.50%, 02/01/34	50	50,438
5.50%, 07/15/34	75	75,026
5.25%, 03/15/35	50	49,252
3.38%, 07/15/51	25	16,394
4.30%, 04/15/52	50	38,040
American Tower Corp.
3.55%, 07/15/27	75	74,197
3.60%, 01/15/28	100	98,508
1.50%, 01/31/28	50	47,367
5.50%, 03/15/28	70	71,221
5.25%, 07/15/28(a)	40	40,693
5.80%, 11/15/28	85	87,657
5.20%, 02/15/29	25	25,424
3.95%, 03/15/29	87	85,561
3.80%, 08/15/29	187	182,520
2.90%, 01/15/30	93	87,288
5.00%, 01/31/30(a)	50	50,583
4.90%, 03/15/30	75	75,677
2.10%, 06/15/30	141	126,895
1.88%, 10/15/30	100	88,257
2.70%, 04/15/31	104	94,364
2.30%, 09/15/31	124	109,165
4.05%, 03/15/32	79	75,683
4.70%, 12/15/32	75	73,696
5.65%, 03/15/33	70	72,296
5.55%, 07/15/33(a)	40	41,105
5.90%, 11/15/33	100	104,734
5.45%, 02/15/34	25	25,414
5.40%, 01/31/35	50	50,452
5.35%, 03/15/35	100	100,649
3.70%, 10/15/49	75	53,839
3.10%, 06/15/50	182	116,844
2.95%, 01/15/51	200	123,416
Americold Realty Operating Partnership LP
5.60%, 05/15/32	25	24,731
Security	Par (000)	Value
Diversified REITs (continued)
Americold Realty Operating Partnership LP (continued)
5.41%, 09/12/34	$50	$ 47,544
AvalonBay Communities, Inc.
3.20%, 01/15/28	191	187,484
1.90%, 12/01/28	104	97,826
3.30%, 06/01/29	64	61,972
2.30%, 03/01/30	100	92,166
4.35%, 12/01/30(a)	45	44,512
2.45%, 01/15/31	100	90,932
2.05%, 01/15/32	130	112,896
5.30%, 12/07/33(a)	25	25,686
5.00%, 08/01/35	50	49,566
3.90%, 10/15/46(a)	87	67,231
4.15%, 07/01/47	50	39,937
Brixmor Operating Partnership LP
4.13%, 05/15/29	214	211,095
4.05%, 07/01/30	100	97,295
2.50%, 08/16/31(a)	50	44,503
5.20%, 04/01/32(a)	50	50,319
4.85%, 02/15/33	50	49,113
5.50%, 02/15/34	25	25,354
5.75%, 02/15/35	50	51,353
Broadstone Net Lease LLC
2.60%, 09/15/31	100	87,782
5.00%, 11/01/32	25	24,590
Camden Property Trust
3.15%, 07/01/29	100	95,907
2.80%, 05/15/30	257	239,986
4.90%, 01/15/34	25	24,852
4.90%, 02/28/36(a)	50	48,495
Crown Castle, Inc.
3.65%, 09/01/27(a)	125	123,504
5.00%, 01/11/28	90	90,645
3.80%, 02/15/28	341	336,121
4.80%, 09/01/28	100	100,484
5.60%, 06/01/29	75	76,776
4.90%, 09/01/29	90	90,500
3.10%, 11/15/29	25	23,594
3.30%, 07/01/30	75	70,272
2.25%, 01/15/31	171	151,021
2.10%, 04/01/31	75	65,346
2.50%, 07/15/31	50	44,047
5.10%, 05/01/33	80	78,869
5.80%, 03/01/34	65	66,577
5.20%, 09/01/34	125	123,584
2.90%, 04/01/41	141	99,636
5.20%, 02/15/49	50	43,511
4.00%, 11/15/49	52	37,628
4.15%, 07/01/50	150	112,319
3.25%, 01/15/51(a)	50	32,006
CubeSmart LP
3.00%, 02/15/30(a)	100	94,284
2.00%, 02/15/31	87	76,320
5.13%, 11/01/35(a)	100	98,548
Digital Realty Trust LP
3.70%, 08/15/27	171	169,225
5.55%, 01/15/28	85	86,506
3.60%, 07/01/29	130	126,263
EPR Properties
4.50%, 06/01/27	75	74,684
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
EPR Properties (continued)
4.95%, 04/15/28	$75	$ 74,900
3.75%, 08/15/29	75	71,815
4.75%, 11/15/30	25	24,400
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31	100	97,879
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	100	99,067
4.70%, 03/15/33	125	121,577
5.50%, 06/15/34	50	50,755
Equinix, Inc.
1.80%, 07/15/27	120	115,938
1.55%, 03/15/28	144	136,314
2.00%, 05/15/28	67	63,781
3.20%, 11/18/29	156	148,526
2.15%, 07/15/30	87	78,189
2.50%, 05/15/31	152	135,670
3.90%, 04/15/32	75	70,804
3.00%, 07/15/50	71	44,183
3.40%, 02/15/52	140	92,302
ERP Operating LP
3.25%, 08/01/27	87	85,767
3.50%, 03/01/28	171	168,428
4.15%, 12/01/28	50	49,751
3.00%, 07/01/29	128	122,546
2.50%, 02/15/30	72	67,104
1.85%, 08/01/31(a)	76	66,507
4.95%, 06/15/32	50	50,333
4.65%, 09/15/34	75	73,095
4.50%, 07/01/44	80	69,451
4.50%, 06/01/45	87	73,894
Essex Portfolio LP
4.00%, 03/01/29	71	69,873
3.00%, 01/15/30	70	65,948
1.65%, 01/15/31(a)	90	78,040
2.55%, 06/15/31	60	53,781
2.65%, 03/15/32	100	87,915
5.50%, 04/01/34	25	25,314
5.38%, 04/01/35(a)	75	75,623
4.88%, 02/15/36	25	24,029
2.65%, 09/01/50	71	41,347
Extra Space Storage LP
3.88%, 12/15/27	50	49,532
3.90%, 04/01/29	150	146,874
4.00%, 06/15/29	21	20,665
5.50%, 07/01/30	25	25,645
2.20%, 10/15/30	69	61,734
5.90%, 01/15/31	30	31,318
2.55%, 06/01/31	87	77,708
2.40%, 10/15/31	75	65,603
2.35%, 03/15/32	70	60,063
4.95%, 01/15/33	100	98,685
5.40%, 02/01/34	50	50,410
5.35%, 01/15/35(a)	75	75,250
5.40%, 06/15/35	50	50,125
Federal Realty OP LP
3.25%, 07/15/27	87	85,729
5.38%, 05/01/28	40	40,609
3.50%, 06/01/30	140	133,712
4.50%, 12/01/44	25	21,307
First Industrial LP, 5.25%, 01/15/31	25	25,242
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29	171	172,483
Security	Par (000)	Value
Diversified REITs (continued)
GLP Capital LP/GLP Financing II, Inc. (continued)
4.00%, 01/15/30	$169	$ 162,215
4.00%, 01/15/31	100	94,558
3.25%, 01/15/32	63	56,163
5.25%, 02/15/33	75	73,518
5.63%, 09/15/34	95	93,517
5.63%, 03/01/36	45	43,767
5.75%, 11/01/37	75	72,590
6.25%, 09/15/54(a)	50	48,508
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	79	74,350
5.45%, 08/15/30	60	60,944
2.00%, 08/15/31	70	59,916
4.15%, 04/15/32	50	46,935
4.95%, 01/15/33	50	48,829
5.50%, 08/15/33(a)	90	90,119
2.70%, 01/15/34	87	72,470
4.88%, 02/01/35	100	95,429
Kimco Realty OP LLC
3.80%, 04/01/27	100	99,601
2.25%, 12/01/31	87	76,613
3.20%, 04/01/32	100	91,762
4.60%, 02/01/33	75	73,677
6.40%, 03/01/34(a)	25	27,054
4.85%, 03/01/35	100	97,960
5.30%, 02/01/36(a)	50	50,515
4.25%, 04/01/45	50	41,286
4.45%, 09/01/47	62	51,386
3.70%, 10/01/49	87	63,311
Kite Realty Group LP
5.20%, 08/15/32	50	50,130
5.50%, 03/01/34	50	50,443
Kite Realty Group Trust, 4.75%, 09/15/30	50	49,991
Lineage OP LP, 5.25%, 07/15/30	50	49,886
LXP Industrial Trust, 2.70%, 09/15/30	50	45,588
Mid-America Apartments LP
3.60%, 06/01/27	87	86,362
3.95%, 03/15/29	87	86,061
1.70%, 02/15/31	69	60,147
5.30%, 02/15/32	25	25,700
4.65%, 01/15/33	25	24,553
5.00%, 03/15/34	25	24,836
4.95%, 03/01/35	50	49,373
2.88%, 09/15/51(a)	66	40,669
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	50	44,279
5.25%, 08/15/32	25	25,103
5.75%, 07/15/34	50	51,299
4.95%, 01/15/35	25	24,214
Prologis LP
2.13%, 04/15/27	30	29,414
4.88%, 06/15/28	45	45,530
4.38%, 02/01/29	50	50,027
2.88%, 11/15/29	93	88,184
2.25%, 04/15/30	213	196,138
1.75%, 07/01/30	82	73,197
1.25%, 10/15/30	65	56,465
4.75%, 01/15/31(a)	75	75,773
1.75%, 02/01/31	64	56,232
2.25%, 01/15/32	75	65,810
4.63%, 01/15/33	135	133,566
4.75%, 06/15/33	90	89,243

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Prologis LP (continued)
5.13%, 01/15/34	$50	$ 50,547
5.00%, 03/15/34	100	100,229
5.00%, 01/31/35(a)	50	49,823
5.25%, 05/15/35	115	116,894
3.05%, 03/01/50	50	32,514
3.00%, 04/15/50	95	61,362
2.13%, 10/15/50	50	26,523
5.25%, 06/15/53	140	130,459
5.25%, 03/15/54	125	116,570
Public Storage Operating Co.
3.09%, 09/15/27	25	24,634
1.85%, 05/01/28	207	197,206
1.95%, 11/09/28	133	125,534
5.13%, 01/15/29(a)	30	30,712
3.39%, 05/01/29(a)	50	48,774
4.38%, 07/01/30	50	49,933
2.30%, 05/01/31	100	89,734
2.25%, 11/09/31(a)	87	77,181
5.00%, 07/01/35(a)	40	40,070
5.35%, 08/01/53	125	117,883
Rayonier LP, 2.75%, 05/17/31	124	111,458
Regency Centers LP
2.95%, 09/15/29	71	67,676
3.70%, 06/15/30	87	84,411
5.00%, 07/15/32	35	35,260
4.50%, 03/15/33	25	24,378
5.10%, 01/15/35(a)	50	49,833
4.40%, 02/01/47	87	72,381
Rexford Industrial Realty LP
5.00%, 06/15/28(a)	30	30,281
2.13%, 12/01/30	71	62,846
2.15%, 09/01/31	79	68,510
Safehold GL Holdings LLC
2.80%, 06/15/31	60	54,343
2.85%, 01/15/32(a)	50	44,778
6.10%, 04/01/34(a)	25	26,270
5.65%, 01/15/35(a)	25	25,283
Sun Communities Operating LP
2.30%, 11/01/28	79	74,762
2.70%, 07/15/31	128	114,494
4.20%, 04/15/32	69	65,693
UDR, Inc.
3.50%, 01/15/28	200	196,715
4.40%, 01/26/29	171	170,468
3.20%, 01/15/30	87	82,939
3.00%, 08/15/31	87	79,640
1.90%, 03/15/33	87	71,188
VICI Properties LP
4.75%, 02/15/28	117	117,106
4.75%, 04/01/28	50	50,051
4.95%, 02/15/30	105	104,832
5.13%, 11/15/31	95	94,309
5.13%, 05/15/32(a)	168	165,557
5.63%, 04/01/35	105	104,510
5.63%, 05/15/52	111	99,168
6.13%, 04/01/54(a)	100	95,245
Weyerhaeuser Co.
4.00%, 11/15/29	171	167,564
7.38%, 03/15/32(a)	80	89,177
3.38%, 03/09/33	90	81,031
Security	Par (000)	Value
Diversified REITs (continued)
Weyerhaeuser Co. (continued)
4.00%, 03/09/52	$55	$ 40,449
WP Carey, Inc.
3.85%, 07/15/29	82	80,060
4.65%, 07/15/30	25	24,838
2.45%, 02/01/32	118	102,752
5.38%, 06/30/34	25	25,000
		19,736,510
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
2.30%, 06/01/27	450	439,873
1.65%, 02/01/28(a)	300	285,862
4.10%, 02/15/28	200	199,017
4.35%, 03/01/29	350	350,314
4.30%, 02/15/30	375	372,621
4.70%, 08/15/30	150	151,239
4.40%, 04/30/31(a)	150	148,488
2.75%, 06/01/31	341	311,822
2.25%, 02/01/32	400	349,450
4.55%, 11/01/32	100	98,297
4.75%, 04/30/33(a)	150	148,579
2.55%, 12/01/33	450	380,807
5.40%, 02/15/34	325	332,310
4.50%, 05/15/35(a)	655	620,850
5.38%, 08/15/35	150	151,948
4.90%, 11/01/35	150	146,333
5.13%, 04/30/36(a)	150	148,200
4.90%, 08/15/37	375	360,174
4.85%, 03/01/39	300	279,396
5.35%, 09/01/40(a)	200	192,596
3.50%, 06/01/41	250	193,920
4.30%, 12/15/42	150	124,510
4.65%, 06/01/44	125	105,936
4.35%, 06/15/45	50	40,334
5.55%, 11/01/45	150	142,005
5.85%, 04/30/46	125	121,809
4.75%, 05/15/46	300	252,069
5.15%, 11/15/46	50	44,807
4.50%, 03/09/48	300	242,071
4.55%, 03/09/49	100	80,461
3.65%, 06/01/51	300	205,960
3.30%, 02/01/52	120	75,978
3.50%, 09/15/53	711	466,229
5.70%, 11/01/54	225	210,674
3.55%, 09/15/55	974	633,453
6.00%, 04/30/56	150	146,761
6.05%, 08/15/56	180	177,261
3.80%, 12/01/57	778	525,361
3.65%, 09/15/59	720	466,545
3.85%, 06/01/60	200	134,562
3.50%, 02/01/61	100	62,241
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32(a)	87	74,691
5.10%, 05/11/33(a)	135	135,157
5.20%, 02/15/34	75	75,246
4.46%, 04/01/48	150	121,370
4.30%, 07/29/49	67	52,356
3.65%, 03/17/51	50	35,432
3.20%, 02/15/52(a)	50	32,538
3.65%, 08/15/52	33	22,485
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Bell Telephone Co. of Canada or Bell Canada (continued)
5.55%, 02/15/54(a)	$75	$ 70,352
British Telecommunications PLC, 9.63%, 12/15/30	300	358,320
Cisco Systems, Inc.
4.55%, 02/24/28	95	95,961
4.85%, 02/26/29	450	458,241
4.75%, 02/24/30	100	101,922
4.95%, 02/26/31	415	425,179
4.95%, 02/24/32	100	102,052
5.05%, 02/26/34	410	415,931
5.10%, 02/24/35	125	126,705
5.90%, 02/15/39	341	360,049
5.50%, 01/15/40	220	223,875
5.30%, 02/26/54	185	173,508
5.50%, 02/24/55	85	82,413
5.35%, 02/26/64	90	83,315
Corning, Inc.
4.75%, 03/15/42	50	45,323
5.35%, 11/15/48	50	47,066
3.90%, 11/15/49	87	65,325
4.38%, 11/15/57(a)	130	102,373
5.85%, 11/15/68	100	95,435
5.45%, 11/15/79	87	78,190
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	300	344,541
Nokia OYJ, 4.38%, 06/12/27	50	49,741
Sprint Capital Corp.
6.88%, 11/15/28	200	211,462
8.75%, 03/15/32	300	356,721
Telefonica Emisiones SA
7.05%, 06/20/36	185	204,049
4.67%, 03/06/38	150	135,602
5.21%, 03/08/47	283	245,740
4.90%, 03/06/48	160	132,347
5.52%, 03/01/49	150	135,196
Telefonica Europe BV, 8.25%, 09/15/30	75	85,017
TELUS Corp.
3.70%, 09/15/27	100	98,853
3.40%, 05/13/32(a)	140	127,646
4.60%, 11/16/48	75	62,097
4.30%, 06/15/49	50	39,282
Verizon Communications, Inc.
2.10%, 03/22/28	190	182,437
4.33%, 09/21/28	219	219,065
3.88%, 02/08/29	341	337,739
4.02%, 12/03/29	350	345,204
3.15%, 03/22/30	171	162,866
1.68%, 10/30/30	341	300,942
1.75%, 01/20/31	600	526,030
2.55%, 03/21/31	377	342,266
2.36%, 03/15/32	695	606,633
4.75%, 01/15/33	155	153,084
5.05%, 05/09/33(a)	80	81,045
4.50%, 08/10/33	300	290,980
4.40%, 11/01/34	257	244,656
4.78%, 02/15/35	250	241,972
5.25%, 04/02/35	280	280,345
4.27%, 01/15/36	175	161,831
5.00%, 01/15/36	365	357,440
5.25%, 03/16/37	150	148,200
5.40%, 07/02/37(a)	350	348,724
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.81%, 03/15/39	$104	$ 96,943
2.65%, 11/20/40	312	218,995
3.40%, 03/22/41	429	329,395
2.85%, 09/03/41	112	78,783
4.75%, 11/01/41	111	99,820
3.85%, 11/01/42(a)	87	69,336
5.75%, 11/30/45	125	121,725
4.86%, 08/21/46	341	297,095
4.52%, 09/15/48	150	122,623
4.00%, 03/22/50	171	129,121
2.88%, 11/20/50(a)	427	258,950
3.55%, 03/22/51(a)	536	373,953
3.88%, 03/01/52(a)	118	86,035
5.50%, 02/23/54(a)	130	122,875
5.01%, 08/21/54	100	86,695
5.88%, 11/30/55	365	355,026
2.99%, 10/30/56	461	270,527
3.00%, 11/20/60(a)	275	158,098
3.70%, 03/22/61	453	301,846
6.00%, 11/30/65	265	256,717
		25,376,244
Electric Utilities — 2.2%
AEP Texas, Inc.
3.95%, 06/01/28	87	86,115
5.45%, 05/15/29	50	51,277
4.70%, 05/15/32	70	69,149
5.70%, 05/15/34	100	102,936
3.45%, 05/15/51	50	33,015
5.25%, 05/15/52	70	62,438
5.85%, 10/15/55	90	86,793
Series H, 3.45%, 01/15/50	100	66,843
Series Q, 5.20%, 04/15/36	75	73,760
AEP Texas, Inc., RB, Series I, 2.10%, 07/01/30	100	90,505
AEP Transmission Co. LLC
5.15%, 04/01/34	100	100,606
3.75%, 12/01/47	50	37,005
3.80%, 06/15/49(a)	71	52,277
3.15%, 09/15/49	71	46,684
5.40%, 03/15/53(a)	40	37,612
Series M, 3.65%, 04/01/50	87	63,058
Series N, 2.75%, 08/15/51	71	42,610
Series O, 4.50%, 06/15/52	50	41,103
AES Corp.
5.45%, 06/01/28	60	60,549
2.45%, 01/15/31	127	112,354
5.80%, 03/15/32(a)	90	90,502
Alabama Power Co.
3.75%, 09/01/27	100	99,356
3.05%, 03/15/32	100	91,866
3.94%, 09/01/32(a)	100	96,071
5.85%, 11/15/33	25	26,428
5.10%, 04/02/35(a)	35	35,282
6.13%, 05/15/38	171	183,313
3.75%, 03/01/45	87	66,821
4.30%, 01/02/46	87	71,600
3.45%, 10/01/49	65	45,177
3.13%, 07/15/51	104	67,167
3.00%, 03/15/52	100	62,943
Series 2020-A, 1.45%, 09/15/30	51	44,793
Series C, 4.30%, 03/15/31	50	49,488

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Ameren Corp.
5.00%, 01/15/29	$50	$ 50,789
3.50%, 01/15/31	171	162,267
5.38%, 03/15/35(a)	75	75,815
5.00%, 05/15/36	50	48,659
Ameren Illinois Co.
3.80%, 05/15/28	50	49,532
3.85%, 09/01/32	90	85,629
4.95%, 06/01/33	50	50,246
4.15%, 03/15/46	87	70,230
4.50%, 03/15/49	50	41,649
3.25%, 03/15/50	53	35,419
5.90%, 12/01/52	50	50,382
5.55%, 07/01/54	75	72,084
5.63%, 03/01/55	125	121,524
American Electric Power Co., Inc.
5.75%, 11/01/27	100	101,850
5.20%, 01/15/29	75	76,540
2.30%, 03/01/30	75	68,628
5.95%, 11/01/32	100	105,565
5.63%, 03/01/33	32	33,066
3.25%, 03/01/50	50	32,818
Series J, 4.30%, 12/01/28	87	86,779
Appalachian Power Co.
5.65%, 04/01/34	50	51,446
7.00%, 04/01/38	50	55,630
4.40%, 05/15/44	87	71,319
Series BB, 4.50%, 08/01/32	100	97,441
Series Y, 4.50%, 03/01/49	120	97,269
Series Z, 3.70%, 05/01/50(a)	70	49,697
Arizona Public Service Co.
2.60%, 08/15/29	87	81,761
6.35%, 12/15/32	100	107,123
5.55%, 08/01/33	150	153,827
5.70%, 08/15/34	25	25,874
5.10%, 03/15/36	55	54,075
5.05%, 09/01/41	87	81,163
4.50%, 04/01/42	71	61,116
4.35%, 11/15/45	50	40,414
4.20%, 08/15/48	87	67,778
3.50%, 12/01/49	64	43,867
3.35%, 05/15/50	50	33,203
5.90%, 08/15/55	65	63,955
Avista Corp., 4.35%, 06/01/48	104	83,676
Baltimore Gas and Electric Co.
2.25%, 06/15/31	81	72,452
5.30%, 06/01/34	25	25,638
5.45%, 06/01/35(a)	100	102,529
6.35%, 10/01/36	87	94,640
3.50%, 08/15/46(a)	121	87,343
3.20%, 09/15/49	80	52,872
2.90%, 06/15/50	79	49,646
4.55%, 06/01/52	80	66,580
5.40%, 06/01/53	85	79,918
5.65%, 06/01/54	25	24,241
Basin Electric Power Cooperative, 5.85%, 10/15/55(b)	100	97,262
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	87	85,371
3.70%, 07/15/30	137	133,135
1.65%, 05/15/31	146	126,635
6.13%, 04/01/36	337	359,621
5.95%, 05/15/37	171	179,772
5.15%, 11/15/43	87	81,051
Security	Par (000)	Value
Electric Utilities (continued)
Berkshire Hathaway Energy Co. (continued)
4.50%, 02/01/45	$71	$ 59,925
3.80%, 07/15/48	87	64,007
4.45%, 01/15/49	87	70,575
4.25%, 10/15/50	71	55,245
2.85%, 05/15/51	71	42,748
4.60%, 05/01/53	121	98,869
Black Hills Corp.
5.95%, 03/15/28	100	102,520
3.05%, 10/15/29	73	69,347
2.50%, 06/15/30	55	50,195
4.55%, 01/31/31	50	49,463
4.35%, 05/01/33	71	67,459
6.15%, 05/15/34	100	105,134
6.00%, 01/15/35	25	25,952
4.20%, 09/15/46	50	38,984
3.88%, 10/15/49	50	36,355
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	50	51,103
4.80%, 03/15/30	50	50,651
4.95%, 04/01/33	100	100,384
5.15%, 03/01/34	40	40,469
5.05%, 03/01/35	100	99,640
3.55%, 08/01/42	74	57,568
4.50%, 04/01/44	70	60,601
3.95%, 03/01/48	87	67,723
5.30%, 04/01/53	30	28,124
Series AC, 4.25%, 02/01/49	50	40,339
Series AD, 2.90%, 07/01/50	60	37,905
Series AE, 2.35%, 04/01/31	100	90,195
Series AF, 3.35%, 04/01/51	87	59,406
Series AG, 3.00%, 03/01/32	70	63,820
Series AH, 3.60%, 03/01/52	50	35,791
Series AI, 4.45%, 10/01/32(a)	40	39,416
Series AJ, 4.85%, 10/01/52	50	43,859
Series AQ, 4.95%, 08/15/35	70	69,252
Series AR, 4.85%, 04/01/36	30	29,379
CenterPoint Energy, Inc.
5.40%, 06/01/29(a)	50	51,230
2.95%, 03/01/30	45	42,399
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	65	55,448
CMS Energy Corp.
3.45%, 08/15/27	171	168,788
4.88%, 03/01/44	120	105,361
(5-year CMT + 2.90%), 3.75%, 12/01/50(c)	50	45,613
(5-year CMT + 4.12%), 4.75%, 06/01/50(c)	50	48,491
Commonwealth Edison Co.
3.70%, 08/15/28	25	24,717
4.90%, 02/01/33(a)	30	30,258
5.30%, 06/01/34	25	25,718
5.90%, 03/15/36(a)	50	53,090
6.45%, 01/15/38(a)	100	109,785
3.70%, 03/01/45	87	66,324
3.65%, 06/15/46(a)	130	96,870
4.00%, 03/01/48	50	38,763
3.00%, 03/01/50	87	55,575
5.30%, 02/01/53	40	37,093
5.65%, 06/01/54	50	48,727
5.95%, 06/01/55	80	81,087
Series 127, 3.20%, 11/15/49	55	36,307
Series 130, 3.13%, 03/15/51	71	45,940
Series 131, 2.75%, 09/01/51	87	52,388
Series 132, 3.15%, 03/15/32	100	92,402
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Commonwealth Edison Co. (continued)
Series 133, 3.85%, 03/15/52	$141	$ 103,946
Connecticut Light and Power Co.
4.65%, 01/01/29	25	25,210
4.95%, 01/15/30	50	50,838
4.90%, 07/01/33(a)	25	25,047
4.95%, 08/15/34	25	24,790
4.30%, 04/15/44	100	83,163
4.00%, 04/01/48	100	77,618
5.25%, 01/15/53	100	92,647
Series A, 2.05%, 07/01/31	140	123,683
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28	87	86,112
2.40%, 06/15/31	171	154,526
5.20%, 03/01/33	50	51,381
5.50%, 03/15/34	50	51,863
5.38%, 05/15/34	25	25,581
5.13%, 03/15/35	150	150,816
3.95%, 03/01/43	53	42,647
4.45%, 03/15/44	87	74,231
4.50%, 12/01/45	87	73,264
3.85%, 06/15/46	171	130,941
3.20%, 12/01/51	60	39,138
6.15%, 11/15/52	50	52,016
5.90%, 11/15/53	50	49,921
5.70%, 05/15/54	125	122,465
4.63%, 12/01/54	100	82,386
5.50%, 03/15/55	75	71,272
5.75%, 11/15/55	105	103,636
4.50%, 05/15/58	150	119,522
3.70%, 11/15/59	70	47,498
3.60%, 06/15/61	130	86,819
Series 2007-A, 6.30%, 08/15/37	100	108,465
Series 2012-A, 4.20%, 03/15/42	71	59,859
Series 2017, 3.88%, 06/15/47	60	45,699
Series 20A, 3.35%, 04/01/30	257	246,525
Series 20B, 3.95%, 04/01/50	171	131,209
Series A, 4.13%, 05/15/49	50	38,917
Series C, 4.30%, 12/01/56	87	67,496
Series C, 4.00%, 11/15/57	130	94,356
Series D, 4.00%, 12/01/28	87	86,414
Series E, 4.65%, 12/01/48	87	74,000
Constellation Energy Generation LLC
3.90%, 01/08/28	100	99,196
5.60%, 03/01/28	50	51,108
4.40%, 01/15/31(a)	40	39,478
5.80%, 03/01/33	50	52,367
6.13%, 01/15/34	25	26,678
6.25%, 10/01/39	123	129,519
5.75%, 10/01/41	87	87,054
5.60%, 06/15/42	100	97,997
6.50%, 10/01/53	100	106,127
5.75%, 03/15/54(a)	100	97,008
5.88%, 01/15/66	65	62,404
Consumers Energy Co.
4.65%, 03/01/28	200	201,552
3.80%, 11/15/28	50	49,449
4.90%, 02/15/29	100	101,659
4.60%, 05/30/29	50	50,347
4.70%, 01/15/30	125	126,238
4.50%, 01/15/31	40	40,049
3.60%, 08/15/32	40	37,616
Security	Par (000)	Value
Electric Utilities (continued)
Consumers Energy Co. (continued)
4.63%, 05/15/33(a)	$100	$ 99,031
5.05%, 05/15/35	100	100,414
4.35%, 04/15/49	171	139,730
3.10%, 08/15/50	75	48,764
3.50%, 08/01/51	180	127,493
2.65%, 08/15/52(a)	38	22,725
4.20%, 09/01/52	25	19,756
Dayton Power & Light Co.
4.55%, 08/15/30	50	49,547
3.95%, 06/15/49	50	37,146
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	121	119,242
4.60%, 06/15/43	50	43,243
6.25%, 10/15/53	50	52,394
5.10%, 06/01/65	50	43,816
Series 2025, 5.30%, 01/15/35	30	30,640
Series A, 2.30%, 12/01/31	70	61,845
Dominion Energy, Inc.
4.60%, 05/15/28	125	125,393
4.25%, 06/01/28	60	59,767
5.00%, 06/15/30	50	50,671
5.38%, 11/15/32	50	51,155
5.45%, 03/15/35	150	151,137
7.00%, 06/15/38	87	96,019
Series A, 4.35%, 08/15/32	50	48,373
Series B, 3.30%, 04/15/41	75	55,637
Series B, 4.85%, 08/15/52	50	41,884
Series C, 3.38%, 04/01/30	177	168,998
Series C, 2.25%, 08/15/31(a)	82	72,321
Series C, 4.90%, 08/01/41	50	44,606
Series C, 4.05%, 09/15/42	40	31,609
Series E, 6.30%, 03/15/33	50	53,083
Series F, 5.25%, 08/01/33(a)	60	60,708
DTE Electric Co.
2.25%, 03/01/30(a)	100	92,422
5.20%, 04/01/33(a)	40	40,951
5.20%, 03/01/34(a)	50	51,093
5.25%, 05/15/35	75	76,068
3.70%, 03/15/45	51	39,117
3.70%, 06/01/46	87	65,621
3.75%, 08/15/47	70	52,605
3.95%, 03/01/49	100	77,368
2.95%, 03/01/50	100	64,678
5.40%, 04/01/53(a)	40	38,129
5.85%, 05/15/55	25	25,164
Series A, 1.90%, 04/01/28	87	83,288
Series A, 3.00%, 03/01/32	61	56,209
Series A, 4.85%, 03/01/36	70	68,688
Series A, 4.00%, 04/01/43	53	43,194
Series A, 4.05%, 05/15/48	87	68,319
Series B, 3.25%, 04/01/51(a)	71	47,837
Series B, 3.65%, 03/01/52	63	45,592
Series B, 5.55%, 03/01/56	70	67,680
Series C, 2.63%, 03/01/31	50	45,901
DTE Energy Co.
4.95%, 07/01/27	125	125,808
4.88%, 06/01/28(a)	200	201,795
5.10%, 03/01/29	75	76,264
5.20%, 04/01/30	100	101,986
5.85%, 06/01/34	150	157,058
5.05%, 10/01/35	50	49,270

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
DTE Energy Co. (continued)
Series C, 3.40%, 06/15/29	$120	$ 116,077
Duke Energy Carolinas LLC
3.95%, 11/15/28	75	74,410
2.45%, 08/15/29	87	81,880
2.45%, 02/01/30	71	66,042
2.55%, 04/15/31	75	68,602
2.85%, 03/15/32	97	88,301
6.45%, 10/15/32	100	108,724
4.95%, 01/15/33(a)	160	162,416
4.85%, 01/15/34	25	24,967
5.25%, 03/15/35	50	50,784
6.10%, 06/01/37	87	91,862
6.05%, 04/15/38(a)	74	78,706
5.30%, 02/15/40	87	85,954
4.25%, 12/15/41	121	103,793
4.00%, 09/30/42	87	71,343
3.70%, 12/01/47	87	64,525
3.95%, 03/15/48	71	54,529
3.20%, 08/15/49	50	33,461
3.45%, 04/15/51	75	51,724
3.55%, 03/15/52	78	55,019
5.35%, 01/15/53	150	140,538
5.40%, 01/15/54	92	87,265
Series A, 6.00%, 12/01/28(a)	87	90,683
Duke Energy Carolinas Nc Storm Funding II LLC, Series A-1, 4.23%, 07/01/37	200	197,291
Duke Energy Corp.
3.15%, 08/15/27	87	85,701
5.00%, 12/08/27	170	171,808
4.30%, 03/15/28	90	89,842
4.85%, 01/05/29	25	25,306
3.40%, 06/15/29	120	116,192
2.45%, 06/01/30(a)	89	82,004
2.55%, 06/15/31	150	134,863
4.50%, 08/15/32	100	98,425
5.75%, 09/15/33	75	78,041
5.45%, 06/15/34(a)	200	204,428
4.95%, 09/15/35(a)	105	102,359
3.30%, 06/15/41	121	90,978
4.80%, 12/15/45(a)	87	74,295
3.75%, 09/01/46	100	73,791
3.95%, 08/15/47	87	64,470
4.20%, 06/15/49	87	66,265
3.50%, 06/15/51	100	66,989
5.00%, 08/15/52	100	85,568
6.10%, 09/15/53	75	75,213
5.80%, 06/15/54(a)	90	86,171
5.70%, 09/15/55(a)	200	189,004
Duke Energy Florida LLC
3.80%, 07/15/28	150	148,552
2.50%, 12/01/29	59	55,298
1.75%, 06/15/30	82	73,374
4.20%, 12/01/30(a)	25	24,726
2.40%, 12/15/31	141	125,930
5.88%, 11/15/33	35	37,159
4.85%, 12/01/35	125	122,687
6.35%, 09/15/37	100	108,103
6.40%, 06/15/38	100	108,828
3.40%, 10/01/46	87	61,790
3.00%, 12/15/51	65	40,875
5.95%, 11/15/52(a)	50	50,590
6.20%, 11/15/53	50	52,358
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Indiana LLC
5.25%, 03/01/34	$25	$ 25,602
6.12%, 10/15/35	150	159,010
3.75%, 05/15/46	87	66,588
2.75%, 04/01/50	100	60,785
5.40%, 04/01/53	50	46,423
Series DDDD, 4.95%, 03/15/36	35	34,456
Series WWW, 4.90%, 07/15/43	87	79,439
Duke Energy Ohio, Inc.
5.25%, 04/01/33	35	35,763
5.30%, 06/15/35	25	25,328
3.70%, 06/15/46	87	64,835
4.30%, 02/01/49	100	79,880
5.65%, 04/01/53	50	48,395
5.55%, 03/15/54	25	23,933
Duke Energy Progress LLC
3.70%, 09/01/28	65	64,291
3.45%, 03/15/29	87	85,103
2.00%, 08/15/31	74	65,187
3.40%, 04/01/32	67	62,626
5.25%, 03/15/33(a)	30	30,882
5.10%, 03/15/34	25	25,479
5.05%, 03/15/35	150	150,311
4.10%, 05/15/42	53	43,926
4.10%, 03/15/43	87	71,526
4.38%, 03/30/44	74	62,784
4.15%, 12/01/44	87	70,786
4.20%, 08/15/45	87	70,930
3.70%, 10/15/46	87	64,735
2.50%, 08/15/50	87	49,914
2.90%, 08/15/51	74	45,585
4.00%, 04/01/52	55	41,464
5.35%, 03/15/53	50	46,663
5.55%, 03/15/55	100	96,603
Edison International
5.75%, 06/15/27	50	50,379
4.13%, 03/15/28	171	168,084
5.25%, 11/15/28	25	25,201
5.45%, 06/15/29	50	50,451
6.95%, 11/15/29	45	47,481
4.80%, 03/15/31	50	48,809
5.25%, 03/15/32	100	98,971
El Paso Electric Co.
6.00%, 05/15/35	87	88,098
5.00%, 12/01/44	25	21,395
Emera U.S. Finance LLC, 4.50%, 04/01/29	25	24,970
Emera U.S. Finance LP
2.64%, 06/15/31	55	49,059
4.75%, 06/15/46	162	133,645
Enel Chile SA, 4.88%, 06/12/28	100	100,550
Entergy Arkansas LLC
5.15%, 01/15/33	50	50,847
5.30%, 09/15/33	50	51,268
5.45%, 06/01/34	50	51,437
4.95%, 01/15/36(a)	50	49,041
4.20%, 04/01/49	100	78,708
2.65%, 06/15/51	75	43,510
3.35%, 06/15/52	87	57,695
5.75%, 06/01/54	45	43,951
5.75%, 01/15/56	50	48,922
Entergy Corp.
1.90%, 06/15/28	71	67,318
2.80%, 06/15/30	79	73,456
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Entergy Corp. (continued)
2.40%, 06/15/31	$104	$ 92,355
3.75%, 06/15/50	71	49,964
Entergy Louisiana LLC
3.12%, 09/01/27	150	147,827
1.60%, 12/15/30(a)	82	71,868
2.35%, 06/15/32	60	52,525
4.00%, 03/15/33	87	82,596
5.35%, 03/15/34	225	231,305
5.15%, 09/15/34	50	50,366
4.90%, 04/15/36	65	63,410
4.95%, 01/15/45	75	67,560
4.20%, 09/01/48	87	68,750
4.20%, 04/01/50	171	134,459
4.75%, 09/15/52(a)	50	42,314
5.70%, 03/15/54	125	121,406
5.80%, 03/15/55	150	147,095
5.65%, 04/15/56	65	62,443
Entergy Mississippi LLC
2.85%, 06/01/28(a)	87	84,397
5.00%, 09/01/33	20	20,078
3.85%, 06/01/49	87	64,355
5.85%, 06/01/54	75	73,558
5.80%, 04/15/55	75	73,921
Entergy Texas, Inc.
1.75%, 03/15/31	70	61,170
5.25%, 04/15/35	50	50,453
4.50%, 03/30/39	50	45,702
5.00%, 09/15/52	50	43,534
5.80%, 09/01/53	25	24,740
5.55%, 09/15/54	25	23,528
Evergy Kansas Central, Inc.
5.90%, 11/15/33	25	26,513
5.25%, 03/15/35(a)	50	50,400
4.13%, 03/01/42	100	83,430
4.25%, 12/01/45	121	98,525
3.25%, 09/01/49	87	58,248
3.45%, 04/15/50	87	60,649
5.70%, 03/15/53	70	68,879
Evergy Metro, Inc.
4.95%, 04/15/33	30	30,141
5.40%, 04/01/34(a)	25	25,685
5.13%, 08/15/35	75	74,626
5.30%, 10/01/41	50	48,446
Series 2020, 2.25%, 06/01/30	50	45,690
Evergy, Inc.
4.25%, 03/15/29	25	24,809
2.90%, 09/15/29	87	82,454
Eversource Energy
4.60%, 07/01/27	100	100,080
5.45%, 03/01/28	95	96,542
5.95%, 02/01/29	75	77,708
4.45%, 12/15/30	85	83,843
2.55%, 03/15/31	87	78,413
5.85%, 04/15/31	75	78,249
3.38%, 03/01/32	67	61,394
5.13%, 05/15/33(a)	115	114,617
5.50%, 01/01/34(a)	75	76,056
5.95%, 07/15/34	75	78,042
3.45%, 01/15/50	71	48,678
Series M, 3.30%, 01/15/28	257	251,680
Series O, 4.25%, 04/01/29	75	74,388
Series R, 1.65%, 08/15/30	140	122,807
Security	Par (000)	Value
Electric Utilities (continued)
Exelon Corp.
5.15%, 03/15/28	$110	$ 111,298
5.15%, 03/15/29	75	76,442
4.05%, 04/15/30	171	167,463
5.13%, 03/15/31	50	50,890
3.35%, 03/15/32	200	184,580
5.30%, 03/15/33	70	71,664
5.45%, 03/15/34	35	35,781
4.95%, 06/15/35	50	48,695
5.63%, 06/15/35	100	102,366
4.95%, 03/15/36	125	121,234
5.10%, 06/15/45	87	78,282
4.45%, 04/15/46	100	82,047
4.70%, 04/15/50	87	71,890
4.10%, 03/15/52	86	64,914
5.60%, 03/15/53	100	94,187
5.88%, 03/15/55	150	146,220
FirstEnergy Corp.
2.65%, 03/01/30	75	69,434
Series B, 3.90%, 07/15/27	150	148,778
Series B, 2.25%, 09/01/30	100	90,102
Series C, 4.85%, 07/15/47	100	85,153
Series C, 3.40%, 03/01/50	100	66,530
FirstEnergy Pennsylvania Electric Co.(b)
4.15%, 03/15/28	45	44,828
4.55%, 03/15/31	50	49,826
FirstEnergy Transmission LLC
4.55%, 01/15/30	30	29,953
4.75%, 01/15/33	75	73,869
5.00%, 01/15/35	50	49,235
Florida Power & Light Co.
5.05%, 04/01/28	40	40,668
4.40%, 05/15/28	35	35,140
5.15%, 06/15/29	70	71,810
4.63%, 05/15/30	35	35,339
2.45%, 02/03/32	175	156,561
5.10%, 04/01/33	70	71,420
4.80%, 05/15/33	225	225,152
5.30%, 06/15/34	100	102,818
4.95%, 06/01/35	100	99,614
4.70%, 02/15/36	100	97,470
5.95%, 02/01/38	50	53,314
5.69%, 03/01/40	87	89,778
5.25%, 02/01/41(a)	87	86,514
4.13%, 02/01/42	87	74,009
4.05%, 06/01/42	100	84,317
4.05%, 10/01/44	130	105,632
3.70%, 12/01/47	71	52,966
3.95%, 03/01/48(a)	87	67,713
4.13%, 06/01/48	57	45,517
3.99%, 03/01/49	87	67,331
3.15%, 10/01/49	100	66,935
2.88%, 12/04/51	200	124,372
5.30%, 04/01/53(a)	100	93,611
5.60%, 06/15/54	120	117,467
5.70%, 03/15/55(a)	160	159,354
5.80%, 03/15/65	100	99,619
5.60%, 02/15/66	125	120,418
Georgia Power Co.
4.65%, 05/16/28(a)	50	50,387
4.00%, 10/01/28	50	49,707
4.55%, 03/15/30	75	75,297
4.85%, 03/15/31	125	126,554

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Georgia Power Co. (continued)
4.70%, 05/15/32	$90	$ 90,038
4.95%, 05/17/33(a)	100	100,789
5.25%, 03/15/34	250	255,297
5.20%, 03/15/35(a)	75	76,178
4.30%, 03/15/42	221	190,670
5.13%, 05/15/52(a)	90	81,765
5.50%, 10/01/55(a)	75	71,847
Series A, 3.25%, 03/15/51	50	33,392
Series B, 2.65%, 09/15/29	171	161,913
Series B, 3.70%, 01/30/50	171	125,096
Idaho Power Co.
5.20%, 08/15/34	25	25,336
4.85%, 03/01/36(a)	50	48,940
5.50%, 03/15/53	45	42,779
5.80%, 04/01/54	75	74,771
5.70%, 03/15/55(a)	50	49,168
Series K, 4.20%, 03/01/48	60	47,859
Indiana Michigan Power Co.
6.05%, 03/15/37	62	65,628
4.25%, 08/15/48	87	68,975
3.25%, 05/01/51	50	32,598
5.63%, 04/01/53	35	33,689
5.60%, 03/15/56(a)	125	120,571
Series K, 4.55%, 03/15/46	54	45,704
Series L, 3.75%, 07/01/47	71	52,426
Interstate Power and Light Co.
4.10%, 09/26/28	75	74,465
5.70%, 10/15/33	25	26,012
4.95%, 09/30/34	75	73,796
5.60%, 06/29/35	50	51,225
3.70%, 09/15/46	87	63,886
3.50%, 09/30/49(a)	78	54,284
5.45%, 09/30/54	35	32,451
5.60%, 10/01/55	50	47,687
IPALCO Enterprises, Inc.
4.25%, 05/01/30	71	68,358
5.75%, 04/01/34	70	69,513
ITC Holdings Corp., 5.30%, 07/01/43	35	32,162
Jersey Central Power & Light Co.
4.15%, 01/15/29(a)(b)	50	49,677
4.40%, 01/15/31(b)	50	49,269
5.10%, 01/15/35	100	99,957
5.15%, 01/15/36(b)	50	49,751
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	74	69,975
Kentucky Utilities Co.
5.13%, 11/01/40	100	96,457
4.38%, 10/01/45	171	141,035
3.30%, 06/01/50	75	50,362
5.85%, 08/15/55	75	74,570
Series Kent, 5.45%, 04/15/33	20	20,637
Louisville Gas and Electric Co.
5.45%, 04/15/33	200	206,504
5.85%, 08/15/55	60	59,540
MidAmerican Energy Co.
3.65%, 04/15/29	87	85,423
5.35%, 01/15/34	25	25,666
4.80%, 09/15/43	87	78,587
3.65%, 08/01/48	87	63,750
4.25%, 07/15/49	107	85,826
3.15%, 04/15/50	87	57,537
2.70%, 08/01/52	75	45,090
Security	Par (000)	Value
Electric Utilities (continued)
MidAmerican Energy Co. (continued)
5.85%, 09/15/54	$100	$ 100,400
5.30%, 02/01/55	100	92,739
5.50%, 11/15/56	25	23,979
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	87	73,036
Series B, 3.10%, 07/30/51	87	56,343
National Grid PLC
5.60%, 06/12/28	100	102,380
5.81%, 06/12/33	100	104,308
5.42%, 01/11/34(a)	100	101,902
National Rural Utilities Cooperative Finance Corp.
5.10%, 05/06/27	25	25,201
4.12%, 09/16/27	50	49,899
3.95%, 12/10/27	50	49,761
3.40%, 02/07/28	341	335,892
4.80%, 03/15/28	125	126,115
5.05%, 09/15/28	50	50,780
4.85%, 02/07/29(a)	50	50,627
3.70%, 03/15/29(a)	100	98,079
5.15%, 06/15/29	50	51,068
4.95%, 02/07/30	60	61,041
2.40%, 03/15/30	144	133,704
4.30%, 12/10/30	25	24,712
5.00%, 02/07/31	25	25,474
1.35%, 03/15/31	50	42,774
1.65%, 06/15/31	100	86,161
2.75%, 04/15/32	87	77,913
4.02%, 11/01/32	107	103,038
4.15%, 12/15/32	30	29,031
5.80%, 01/15/33	50	52,910
5.00%, 08/15/34	25	25,112
4.40%, 11/01/48	50	41,286
4.30%, 03/15/49	87	70,793
Series D, 4.15%, 08/25/28	50	49,836
Series D, 4.05%, 02/09/29	75	74,504
Nevada Power Co.
6.00%, 03/15/54	50	50,070
Series CC, 3.70%, 05/01/29	200	196,355
Series DD, 2.40%, 05/01/30	71	65,456
Series EE, 3.13%, 08/01/50	71	45,506
Series GG, 5.90%, 05/01/53	50	49,516
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27(a)	171	169,510
4.63%, 07/15/27	300	301,073
4.69%, 09/01/27	65	65,314
4.85%, 02/04/28	60	60,555
4.90%, 02/28/28	150	151,205
1.90%, 06/15/28	144	136,547
4.90%, 03/15/29(a)	100	101,453
3.50%, 04/01/29	100	97,361
2.75%, 11/01/29	86	81,347
5.00%, 02/28/30	150	152,417
5.05%, 03/15/30	75	76,389
2.25%, 06/01/30	300	273,379
4.40%, 03/01/31(a)	75	74,328
2.44%, 01/15/32	86	75,781
5.30%, 03/15/32	65	66,569
5.00%, 07/15/32	135	135,941
5.05%, 02/28/33	150	151,390
5.25%, 03/15/34	100	101,238
5.45%, 03/15/35(a)	125	127,084
3.00%, 01/15/52	96	59,317
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. (continued)
5.25%, 02/28/53	$150	$ 135,361
5.55%, 03/15/54	150	141,004
5.90%, 03/15/55(a)	105	103,063
5.85%, 03/01/56	75	73,197
(3-mo. SOFR US + 2.67%), 4.80%, 12/01/77(c)	25	24,413
(5-year CMT + 2.46%), 6.75%, 06/15/54(c)	125	129,317
Northern States Power Co.
2.25%, 04/01/31	55	49,558
5.05%, 05/15/35	75	75,521
4.85%, 05/15/36	95	93,801
3.40%, 08/15/42	70	53,708
3.60%, 09/15/47	75	55,413
2.90%, 03/01/50(a)	79	51,097
2.60%, 06/01/51	100	60,276
3.20%, 04/01/52	80	54,278
4.50%, 06/01/52	69	57,426
5.10%, 05/15/53	95	86,555
5.40%, 03/15/54(a)	85	80,558
5.65%, 06/15/54	50	49,090
5.65%, 05/15/55	75	73,606
5.55%, 05/15/56	75	72,883
NorthWestern Corp., 4.18%, 11/15/44	75	60,853
NSTAR Electric Co.
4.85%, 03/01/30	50	50,646
5.40%, 06/01/34	25	25,553
5.20%, 03/01/35	75	75,468
4.40%, 03/01/44(a)	50	42,000
4.55%, 06/01/52	79	65,530
4.95%, 09/15/52	50	44,254
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	300	304,644
OGE Energy Corp., 5.45%, 05/15/29	25	25,613
Oglethorpe Power Corp.
5.38%, 11/01/40	50	48,765
4.50%, 04/01/47	61	49,860
5.05%, 10/01/48	41	35,766
3.75%, 08/01/50(a)	87	61,836
5.25%, 09/01/50	60	53,466
6.20%, 12/01/53	50	50,893
5.80%, 06/01/54	75	72,064
5.90%, 02/01/55	50	48,549
Ohio Power Co.
5.65%, 06/01/34(a)	25	25,672
4.15%, 04/01/48	71	54,794
4.00%, 06/01/49	50	37,331
Series Q, 1.63%, 01/15/31	76	66,014
Series R, 2.90%, 10/01/51	76	45,456
Oklahoma Gas and Electric Co.
3.80%, 08/15/28	50	49,446
3.30%, 03/15/30	50	47,713
3.25%, 04/01/30	171	163,054
5.40%, 01/15/33	100	102,980
4.15%, 04/01/47	50	39,524
5.60%, 04/01/53	75	71,917
5.80%, 04/01/55	60	59,112
04/01/56(e)	70	69,857
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	25	24,994
3.70%, 11/15/28	62	61,033
4.65%, 11/01/29	50	50,380
2.75%, 05/15/30(a)	171	159,994
4.50%, 03/15/31(b)	150	149,174
Security	Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC (continued)
4.55%, 09/15/32	$75	$ 74,053
5.65%, 11/15/33	55	57,601
5.35%, 04/01/35(a)	40	40,873
5.25%, 09/30/40(a)	87	84,505
5.30%, 06/01/42	75	71,130
3.75%, 04/01/45	87	66,936
3.80%, 06/01/49	121	88,602
3.10%, 09/15/49	86	55,982
2.70%, 11/15/51	74	42,903
4.60%, 06/01/52	100	81,770
4.95%, 09/15/52	100	87,831
5.35%, 10/01/52(a)	50	46,289
5.55%, 06/15/54	75	71,580
5.80%, 04/01/55	50	49,483
5.90%, 03/15/56(b)	150	149,876
Pacific Gas and Electric Co.
5.45%, 06/15/27	100	100,994
2.10%, 08/01/27	202	195,771
3.30%, 12/01/27(a)	145	141,996
5.00%, 06/04/28	75	75,635
3.00%, 06/15/28	59	57,082
3.75%, 07/01/28	71	69,762
6.10%, 01/15/29	105	108,652
4.20%, 03/01/29(a)	130	128,458
5.55%, 05/15/29	75	76,781
4.55%, 07/01/30	341	336,378
2.50%, 02/01/31(a)	257	230,325
3.25%, 06/01/31	100	92,234
4.40%, 03/01/32	137	131,951
5.90%, 06/15/32	100	103,543
5.05%, 10/15/32	100	99,350
6.15%, 01/15/33	115	120,244
6.40%, 06/15/33	40	42,452
6.95%, 03/15/34	90	98,563
5.80%, 05/15/34	125	128,086
5.70%, 03/01/35	130	131,775
6.00%, 08/15/35	95	98,150
5.20%, 05/01/36	75	73,097
4.50%, 07/01/40	241	205,655
3.30%, 08/01/40	154	115,171
4.20%, 06/01/41	78	62,855
4.45%, 04/15/42	100	82,367
4.75%, 02/15/44(a)	87	72,487
4.30%, 03/15/45	74	57,800
4.00%, 12/01/46	100	73,190
3.95%, 12/01/47	150	109,155
4.95%, 07/01/50	404	334,664
3.50%, 08/01/50	155	102,485
5.25%, 03/01/52	150	127,634
6.75%, 01/15/53	135	140,074
6.70%, 04/01/53	85	87,982
5.90%, 10/01/54	100	93,185
6.15%, 03/01/55	100	96,615
6.10%, 10/15/55	75	72,039
6.00%, 05/01/56	80	75,923
PacifiCorp
5.10%, 02/15/29	50	50,644
4.25%, 03/15/29	25	24,717
4.65%, 04/15/29	50	50,003
3.50%, 06/15/29	250	240,622
2.70%, 09/15/30	100	91,138
5.30%, 02/15/31(a)	50	50,676

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
PacifiCorp (continued)
5.10%, 04/15/31	$50	$ 50,127
5.45%, 04/15/33	75	75,240
5.45%, 02/15/34	150	149,439
5.25%, 06/15/35	87	85,044
5.80%, 04/15/36	75	75,601
6.35%, 07/15/38	157	160,718
6.00%, 01/15/39	250	248,288
4.10%, 02/01/42	87	67,871
4.13%, 01/15/49	50	36,654
4.15%, 02/15/50	87	63,534
3.30%, 03/15/51	100	62,272
2.90%, 06/15/52	74	42,091
5.35%, 12/01/53	100	85,747
5.50%, 05/15/54	130	113,944
5.80%, 01/15/55	175	159,862
PECO Energy Co.
4.90%, 06/15/33	54	54,348
4.88%, 09/15/35	75	74,316
3.00%, 09/15/49	69	44,819
3.05%, 03/15/51	63	40,794
2.85%, 09/15/51	82	50,290
4.60%, 05/15/52	50	42,032
4.38%, 08/15/52	50	40,472
5.25%, 09/15/54	100	92,683
5.65%, 09/15/55	130	127,948
PG&E Energy Recovery Funding LLC, Series A-3, 2.82%, 07/15/46	250	184,264
PG&E Recovery Funding LLC, Series 2024-A, Class A2, 5.23%, 06/01/42	500	490,795
Pinnacle West Capital Corp., 4.90%, 05/15/28	70	70,526
Potomac Electric Power Co.
5.20%, 03/15/34	25	25,431
6.50%, 11/15/37	100	110,414
4.15%, 03/15/43	87	71,848
5.50%, 03/15/54	25	23,702
PPL Capital Funding, Inc., 5.25%, 09/01/34	100	100,708
PPL Electric Utilities Corp.
5.00%, 05/15/33	100	101,061
4.85%, 02/15/34	25	24,913
4.75%, 07/15/43	87	78,227
3.00%, 10/01/49	60	38,649
5.25%, 05/15/53	100	92,687
5.55%, 08/15/55	100	96,913
Progress Energy, Inc., 7.75%, 03/01/31	50	56,368
Public Service Co. of Colorado
3.70%, 06/15/28	171	168,734
4.15%, 03/13/29	50	49,857
5.35%, 05/15/34	75	76,391
5.15%, 09/15/35	150	149,506
5.05%, 06/15/36	25	24,642
3.60%, 09/15/42(a)	87	67,104
4.30%, 03/15/44	75	62,380
3.80%, 06/15/47	171	128,039
5.25%, 04/01/53	150	135,739
5.75%, 05/15/54	125	121,421
5.85%, 05/15/55	125	123,900
Series 35, 1.90%, 01/15/31	140	123,643
Series 36, 2.70%, 01/15/51	50	29,567
Series 38, 4.10%, 06/01/32	80	77,763
Public Service Co. of New Hampshire
4.40%, 07/01/28	25	25,033
5.35%, 10/01/33	50	51,532
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Co. of New Hampshire (continued)
5.15%, 01/15/53	$45	$ 40,941
Series V, 2.20%, 06/15/31	50	44,390
Public Service Co. of Oklahoma
5.25%, 01/15/33	100	101,198
5.20%, 01/15/35	100	99,472
5.45%, 01/15/36	125	125,802
Series J, 2.20%, 08/15/31	87	76,312
Series K, 3.15%, 08/15/51	70	44,669
Public Service Electric and Gas Co.
3.65%, 09/01/28	200	197,240
3.20%, 05/15/29	87	84,411
2.45%, 01/15/30(a)	71	66,186
1.90%, 08/15/31	141	123,554
4.90%, 12/15/32	100	101,281
4.65%, 03/15/33	35	34,585
5.20%, 03/01/34	50	50,849
4.85%, 08/01/34	150	148,562
4.90%, 08/15/35	25	24,807
3.95%, 05/01/42	50	41,262
3.65%, 09/01/42	50	39,278
3.80%, 03/01/46	114	87,816
3.85%, 05/01/49	87	66,130
3.20%, 08/01/49	50	33,589
3.15%, 01/01/50	71	47,248
2.70%, 05/01/50	50	30,795
3.00%, 03/01/51	71	45,476
5.13%, 03/15/53	75	68,405
5.45%, 08/01/53	100	96,028
5.45%, 03/01/54(a)	50	47,745
5.30%, 08/01/54	50	46,632
Series Q, 5.05%, 03/01/35	35	35,196
Series Q, 5.50%, 03/01/55(a)	50	48,265
Series R, 4.20%, 01/01/31	50	49,337
Series R, 5.63%, 01/01/56(a)	35	34,435
Public Service Enterprise Group, Inc.
5.88%, 10/15/28	50	51,597
5.20%, 04/01/29	50	50,949
4.90%, 03/15/30	45	45,447
1.60%, 08/15/30	100	87,963
2.45%, 11/15/31	100	88,630
6.13%, 10/15/33	50	52,957
5.45%, 04/01/34	50	50,755
5.40%, 03/15/35	50	50,509
Puget Energy, Inc.
2.38%, 06/15/28	71	67,670
4.10%, 06/15/30	87	84,312
4.22%, 03/15/32	61	58,187
5.73%, 03/15/35	75	75,546
Puget Sound Energy, Inc.
5.33%, 06/15/34(a)	25	25,551
5.80%, 03/15/40	87	88,715
4.30%, 05/20/45	50	40,433
4.22%, 06/15/48	87	69,556
3.25%, 09/15/49	50	33,337
2.89%, 09/15/51	50	30,877
5.45%, 06/01/53	100	94,617
5.69%, 06/15/54	25	24,450
5.60%, 09/15/55	75	72,609
San Diego Gas & Electric Co.
4.95%, 08/15/28	100	101,584
5.40%, 04/15/35	100	101,695
4.50%, 08/15/40(a)	50	44,990
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
San Diego Gas & Electric Co. (continued)
4.15%, 05/15/48	$121	$ 94,611
5.35%, 04/01/53	95	87,398
5.55%, 04/15/54	75	71,074
Series DDDD, 5.20%, 03/15/36	40	39,888
Series EEEE, 5.95%, 03/15/56	35	35,094
Series TTT, 4.10%, 06/15/49	50	38,354
Series VVV, 1.70%, 10/01/30	87	76,964
Series WWW, 2.95%, 08/15/51	50	31,398
Series XXX, 3.00%, 03/15/32	100	90,948
SCE Recovery Funding LLC, Series 2025-A, Class A3, 5.54%, 09/15/52	400	391,053
Sempra
3.40%, 02/01/28	341	334,608
3.70%, 04/01/29	111	108,418
5.50%, 08/01/33(a)	50	51,489
5.25%, 03/15/36	100	98,591
3.80%, 02/01/38	171	144,346
4.00%, 02/01/48	171	127,163
(5-year CMT + 2.63%), 6.40%, 10/01/54(c)	150	149,531
(5-year CMT + 2.87%), 4.13%, 04/01/52(c)	112	108,921
Sierra Pacific Power Co., 5.90%, 03/15/54	75	73,925
Southern California Edison Co.
5.85%, 11/01/27(a)	100	101,848
5.30%, 03/01/28(a)	200	202,788
5.15%, 06/01/29	100	101,405
2.85%, 08/01/29	100	94,268
5.25%, 03/15/30	75	76,128
2.25%, 06/01/30	171	154,695
5.45%, 06/01/31(a)	45	46,033
5.95%, 11/01/32	40	42,057
4.80%, 03/15/33	100	98,214
6.00%, 01/15/34	157	163,682
5.20%, 06/01/34	100	99,256
5.45%, 03/01/35	100	100,373
5.50%, 03/15/40	50	48,121
4.50%, 09/01/40	171	146,838
4.65%, 10/01/43	62	51,850
4.00%, 04/01/47	171	127,041
3.65%, 02/01/50	141	96,707
3.45%, 02/01/52	70	45,807
5.70%, 03/01/53	50	45,902
5.88%, 12/01/53(a)	90	85,108
5.75%, 04/15/54	50	46,409
5.90%, 03/01/55	80	76,251
6.20%, 09/15/55	75	74,378
Series 2005-E, 5.35%, 07/15/35	50	49,395
Series 2008-A, 5.95%, 02/01/38	87	88,206
Series 20A, 2.95%, 02/01/51	50	29,985
Series B, 3.65%, 03/01/28(a)	50	49,207
Series B, 4.88%, 03/01/49	87	72,442
Series C, 3.60%, 02/01/45	87	61,814
Series C, 4.13%, 03/01/48	150	112,267
Series D, 4.70%, 06/01/27	65	65,040
Series E, 5.45%, 06/01/52	150	132,910
Series G, 2.50%, 06/01/31	166	148,262
Series H, 3.65%, 06/01/51	76	52,089
Southern Co.
5.11%, 08/01/27	100	100,866
4.85%, 06/15/28	60	60,572
5.50%, 03/15/29	75	77,276
5.20%, 06/15/33	60	60,601
5.70%, 03/15/34	75	77,717
Security	Par (000)	Value
Electric Utilities (continued)
Southern Co. (continued)
4.85%, 03/15/35	$100	$ 97,280
4.25%, 07/01/36	150	137,771
4.40%, 07/01/46	180	148,160
Series 2021-B, 1.75%, 03/15/28	25	23,786
Series A, 3.70%, 04/30/30(a)	200	193,498
Southern Power Co.
5.15%, 09/15/41	70	65,838
5.25%, 07/15/43	87	81,248
Series A, 4.25%, 10/01/30(a)	50	49,355
Series B, 4.90%, 10/01/35	50	48,355
Series F, 4.95%, 12/15/46	71	61,895
Southwestern Electric Power Co.
5.30%, 04/01/33	50	50,701
5.20%, 04/01/36	50	49,168
3.25%, 11/01/51	71	45,405
5.90%, 04/01/56	50	48,658
Series L, 3.85%, 02/01/48	100	72,928
Series M, 4.10%, 09/15/28	171	169,819
Southwestern Public Service Co.
5.30%, 05/15/35	50	50,154
3.70%, 08/15/47	87	63,958
3.75%, 06/15/49	71	51,134
6.00%, 06/01/54	75	75,555
Series 8, 3.15%, 05/01/50	71	45,801
System Energy Resources, Inc., 5.30%, 12/15/34	75	74,803
Tampa Electric Co.
4.90%, 03/01/29	35	35,459
5.15%, 03/01/35(a)	50	50,144
4.10%, 06/15/42	37	30,628
4.30%, 06/15/48(a)	71	57,236
4.45%, 06/15/49	64	52,159
3.63%, 06/15/50(a)	80	57,095
3.45%, 03/15/51(a)	50	34,590
5.00%, 07/15/52(a)	35	31,018
Toledo Edison Co., 6.15%, 05/15/37	74	79,481
Tucson Electric Power Co.
3.25%, 05/15/32	87	79,761
5.20%, 09/15/34(a)	25	25,142
4.85%, 12/01/48	87	75,059
4.00%, 06/15/50	50	37,642
5.50%, 04/15/53	70	65,314
5.90%, 04/15/55(a)	25	24,749
Union Electric Co.
2.95%, 06/15/27	171	168,581
2.95%, 03/15/30	100	94,722
2.15%, 03/15/32	171	149,219
5.20%, 04/01/34(a)	50	50,794
5.25%, 04/15/35	50	50,564
4.80%, 03/15/36	50	48,803
4.00%, 04/01/48	71	54,820
3.25%, 10/01/49	87	58,236
3.90%, 04/01/52	100	74,950
5.45%, 03/15/53	100	94,516
5.25%, 01/15/54	50	45,972
5.13%, 03/15/55	50	45,306
5.55%, 03/15/56	50	48,205
Virginia Electric and Power Co.
2.30%, 11/15/31	87	76,938
2.40%, 03/30/32	70	61,717
5.00%, 04/01/33	45	45,259
5.30%, 08/15/33	50	51,146
5.00%, 01/15/34	25	24,918

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
5.05%, 08/15/34(a)	$100	$ 99,864
5.15%, 03/15/35	125	124,751
4.95%, 03/15/36	125	121,849
8.88%, 11/15/38	150	195,221
4.00%, 01/15/43(a)	87	69,618
4.45%, 02/15/44	162	135,924
4.60%, 12/01/48	81	67,006
3.30%, 12/01/49	71	47,635
2.45%, 12/15/50(a)	100	55,740
2.95%, 11/15/51	87	53,423
5.45%, 04/01/53	100	93,634
5.70%, 08/15/53	100	96,811
5.35%, 01/15/54(a)	55	50,662
5.55%, 08/15/54	75	70,881
5.65%, 03/15/55	75	71,796
5.70%, 03/15/56	150	144,691
Series A, 3.80%, 04/01/28	87	86,141
Series A, 2.88%, 07/15/29	60	57,314
Series A, 6.00%, 05/15/37	87	91,465
Series B, 3.75%, 05/15/27	78	77,519
Series B, 6.00%, 01/15/36	171	180,261
Series B, 4.20%, 05/15/45	50	40,067
Series B, 3.80%, 09/15/47	87	64,846
Series C, 4.90%, 09/15/35	100	97,838
Series C, 4.00%, 11/15/46	75	57,722
Series C, 4.63%, 05/15/52(a)	61	50,231
Series D, 4.65%, 08/15/43	87	75,552
Series D, 5.60%, 09/15/55(a)	160	152,269
WEC Energy Group, Inc.
5.15%, 10/01/27	100	101,077
4.75%, 01/15/28	100	100,732
2.20%, 12/15/28(a)	50	47,218
1.80%, 10/15/30	35	30,795
Wisconsin Electric Power Co.
1.70%, 06/15/28	86	81,590
5.00%, 05/15/29(a)	25	25,470
4.15%, 10/15/30	45	44,396
4.75%, 09/30/32	80	80,333
4.60%, 10/01/34	25	24,627
5.05%, 10/01/54(a)	100	89,817
5.65%, 03/15/56	50	48,998
Wisconsin Power & Light Co., 5.70%, 12/15/55	50	48,449
Wisconsin Power and Light Co.
3.00%, 07/01/29	171	163,756
1.95%, 09/16/31	66	57,256
3.95%, 09/01/32	100	95,287
3.65%, 04/01/50	100	71,441
Wisconsin Public Service Corp.
4.25%, 01/15/31	25	24,714
3.30%, 09/01/49	109	74,556
2.85%, 12/01/51	82	50,040
Xcel Energy, Inc.
4.75%, 03/21/28	25	25,128
4.00%, 06/15/28	171	169,928
2.60%, 12/01/29	70	65,388
3.40%, 06/01/30	100	95,483
2.35%, 11/15/31	71	62,549
4.60%, 06/01/32	83	81,533
5.45%, 08/15/33	100	102,073
Security	Par (000)	Value
Electric Utilities (continued)
Xcel Energy, Inc. (continued)
5.50%, 03/15/34	$75	$ 76,241
5.60%, 04/15/35	150	152,438
3.50%, 12/01/49	70	48,831
		78,272,069
Electronic Equipment, Instruments & Components — 0.2%
ABB Finance USA, Inc., 4.38%, 05/08/42	100	87,217
Allegion PLC, 3.50%, 10/01/29	87	83,793
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	25	24,644
5.41%, 07/01/32	40	40,829
5.60%, 05/29/34	50	51,028
Amphenol Corp.
5.05%, 04/05/27	25	25,185
3.80%, 11/15/27	95	94,429
4.38%, 06/12/28(a)	75	75,219
3.90%, 11/15/28	45	44,666
5.05%, 04/05/29(a)	25	25,529
4.35%, 06/01/29	100	100,204
2.80%, 02/15/30	171	160,873
4.13%, 11/15/30	125	123,155
2.20%, 09/15/31	82	72,774
4.40%, 02/15/33	170	165,916
5.25%, 04/05/34(a)	50	51,090
5.00%, 01/15/35(a)	100	99,873
4.63%, 02/15/36	185	178,900
5.38%, 11/15/54(a)	50	47,810
5.30%, 11/15/55	195	183,126
Arrow Electronics, Inc.
5.15%, 08/21/29	50	50,513
2.95%, 02/15/32	71	62,732
5.88%, 04/10/34	25	25,628
Avnet, Inc.
6.25%, 03/15/28	40	41,199
3.00%, 05/15/31	87	77,917
5.50%, 06/01/32	70	70,873
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28	71	70,125
3.28%, 12/01/28	25	24,017
3.25%, 02/15/29	104	99,044
5.10%, 03/01/30	50	49,923
3.57%, 12/01/31	140	127,972
5.55%, 08/22/34	75	73,704
Emerson Electric Co.
2.00%, 12/21/28(a)	87	82,349
1.95%, 10/15/30	100	90,028
2.20%, 12/21/31(a)	125	111,046
5.00%, 03/15/35	25	25,164
2.75%, 10/15/50	171	105,077
2.80%, 12/21/51	58	35,547
Flex Ltd.
6.00%, 01/15/28	200	204,068
4.88%, 06/15/29	87	87,187
4.88%, 05/12/30	50	49,965
5.25%, 01/15/32	75	75,300
5.38%, 11/13/35	75	73,364
Fortive Corp., 4.30%, 06/15/46	25	19,976
Honeywell International, Inc.
2.70%, 08/15/29(a)	257	244,085
1.95%, 06/01/30(a)	171	155,013
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Honeywell International, Inc. (continued)
1.75%, 09/01/31	$171	$ 148,078
4.95%, 09/01/31	75	76,567
4.75%, 02/01/32	75	75,169
5.00%, 02/15/33	50	51,215
4.50%, 01/15/34	140	137,731
5.00%, 03/01/35	150	151,395
3.81%, 11/21/47	87	65,934
2.80%, 06/01/50	76	49,229
Hubbell, Inc.
3.15%, 08/15/27	100	98,367
4.80%, 11/15/35	25	24,346
Jabil, Inc.
4.25%, 05/15/27	80	79,794
4.20%, 02/01/29	30	29,636
3.60%, 01/15/30	75	72,057
3.00%, 01/15/31	200	184,284
4.75%, 02/01/33	25	24,343
Keysight Technologies, Inc.
4.60%, 04/06/27	100	100,113
3.00%, 10/30/29	140	133,134
4.95%, 10/15/34(a)	100	98,954
TD SYNNEX Corp.
2.38%, 08/09/28	100	94,938
4.30%, 01/17/29	50	49,444
2.65%, 08/09/31	87	77,201
5.30%, 10/10/35	100	96,882
Trimble, Inc.
4.90%, 06/15/28	75	75,266
6.10%, 03/15/33	100	104,630
Tyco Electronics Group SA
4.50%, 02/09/31	50	49,872
2.50%, 02/04/32	60	53,233
5.00%, 05/09/35	150	149,502
4.88%, 02/09/36(a)	35	34,543
Vontier Corp.
2.40%, 04/01/28	25	23,963
2.95%, 04/01/31	50	45,466
		6,323,362
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	74	70,812
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
3.34%, 12/15/27	129	127,183
4.05%, 03/11/29	85	84,567
3.14%, 11/07/29(a)	82	78,954
4.35%, 06/15/31	175	172,706
4.65%, 06/15/33(a)	150	147,634
5.00%, 06/15/36	155	152,179
4.08%, 12/15/47(a)	257	201,830
5.85%, 06/15/56	155	151,674
Halliburton Co.
2.92%, 03/01/30(a)	75	70,694
4.85%, 11/15/35(a)	171	166,294
7.45%, 09/15/39(a)	200	233,927
4.50%, 11/15/41	50	43,243
4.75%, 08/01/43	114	99,646
5.00%, 11/15/45(a)	250	221,744
Security	Par (000)	Value
Energy Equipment & Services (continued)
NOV, Inc.
3.60%, 12/01/29	$71	$ 68,563
3.95%, 12/01/42	153	120,217
		2,211,867
Environmental, Maintenance & Security Service — 0.1%
Republic Services, Inc.
3.38%, 11/15/27	25	24,678
3.95%, 05/15/28	200	198,828
4.88%, 04/01/29(a)	100	101,498
5.00%, 11/15/29	50	51,080
2.30%, 03/01/30(a)	75	69,191
4.75%, 07/15/30(a)	40	40,512
1.45%, 02/15/31(a)	153	132,659
1.75%, 02/15/32	171	146,345
2.38%, 03/15/33(a)	257	221,819
5.00%, 12/15/33(a)	40	40,633
5.00%, 04/01/34	100	101,019
5.20%, 11/15/34	45	45,929
5.15%, 03/15/35	135	137,659
Veralto Corp.
5.35%, 09/18/28	75	76,646
5.45%, 09/18/33	75	76,589
Waste Connections, Inc.
2.60%, 02/01/30(a)	150	141,143
2.20%, 01/15/32	171	150,233
3.20%, 06/01/32	73	67,448
4.20%, 01/15/33	100	96,760
5.00%, 03/01/34	50	50,324
5.25%, 09/01/35(a)	45	45,914
4.80%, 07/15/36	50	48,988
2.95%, 01/15/52(a)	125	79,314
Waste Management, Inc.
4.95%, 07/03/27	55	55,532
3.15%, 11/15/27	171	168,423
1.15%, 03/15/28	50	47,202
4.50%, 03/15/28	100	100,652
4.88%, 02/15/29	75	76,257
2.00%, 06/01/29(a)	86	80,258
4.63%, 02/15/30	100	100,903
4.65%, 03/15/30(a)	100	100,915
1.50%, 03/15/31(a)	171	148,580
4.95%, 07/03/31	50	51,140
4.80%, 03/15/32	100	101,664
4.15%, 04/15/32(a)	200	196,166
4.63%, 02/15/33	100	100,213
4.88%, 02/15/34(a)	125	126,395
4.95%, 03/15/35	200	200,494
2.95%, 06/01/41	50	37,293
4.10%, 03/01/45	25	20,783
4.15%, 07/15/49	87	70,581
2.50%, 11/15/50	50	29,727
5.35%, 10/15/54(a)	130	124,005
		4,082,392
Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/27	150	152,824
3.65%, 07/21/27	345	341,313
4.63%, 10/15/27	150	150,181
3.88%, 01/23/28	150	148,502
4.88%, 04/01/28	150	151,035

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
5.75%, 06/06/28	$150	$ 153,684
3.00%, 10/29/28	427	411,024
4.63%, 09/10/29	150	149,704
6.15%, 09/30/30	150	157,633
4.38%, 11/15/30	150	147,321
5.38%, 12/15/31	150	152,362
3.30%, 01/30/32	550	499,524
3.40%, 10/29/33	195	172,526
5.30%, 01/19/34	150	149,271
4.95%, 09/10/34	150	145,788
5.00%, 11/15/35	150	144,892
3.85%, 10/29/41(a)	150	119,518
Air Lease Corp.
3.63%, 12/01/27	70	68,950
5.30%, 02/01/28	200	202,236
2.10%, 09/01/28	87	81,812
5.10%, 03/01/29	50	50,450
3.25%, 10/01/29	87	82,559
3.00%, 02/01/30	71	65,991
5.20%, 07/15/31	50	50,107
2.88%, 01/15/32	200	177,136
Ally Financial, Inc.
4.75%, 06/09/27	340	340,643
7.10%, 11/15/27	200	207,537
2.20%, 11/02/28	100	94,121
8.00%, 11/01/31	200	220,537
8.00%, 11/01/31(a)	121	134,168
(1-day SOFR + 1.78%), 5.55%, 07/31/33(c)	50	49,114
(1-day SOFR + 2.29%), 6.18%, 07/26/35(a)(c)	110	110,320
(1-day SOFR + 2.82%), 6.85%, 01/03/30(a)(c)	50	52,151
Banco Santander SA
4.25%, 04/11/27	200	199,787
5.29%, 08/18/27	400	403,849
5.59%, 08/08/28	200	204,865
3.49%, 05/28/30	200	190,302
4.55%, 11/06/30	200	197,135
2.75%, 12/03/30	400	358,300
5.44%, 07/15/31	200	205,718
6.92%, 08/08/33	200	215,858
6.94%, 11/07/33	200	224,299
6.35%, 03/14/34	200	210,082
6.03%, 01/17/35	200	209,042
5.13%, 11/06/35(a)	200	194,976
(1-year CMT + 0.95%), 5.37%, 07/15/28(c)	200	202,157
Bank of America Corp.
3.25%, 10/21/27(a)	236	232,817
6.11%, 01/29/37(a)	250	262,178
7.75%, 05/14/38	200	237,615
5.88%, 02/07/42	189	194,644
5.00%, 01/21/44	164	152,580
4.88%, 04/01/44	51	46,949
(1-day SOFR + 0.83%), 4.98%, 01/24/29(c)	325	327,532
(1-day SOFR + 0.87%), 4.46%, 02/06/32(c)	325	320,932
(1-day SOFR + 1.00%), 5.16%, 01/24/31(c)	420	428,002
(1-day SOFR + 1.06%), 2.09%, 06/14/29(c)	341	324,441
(1-day SOFR + 1.11%), 4.62%, 05/09/29(c)	300	301,304
(1-day SOFR + 1.13%), 5.05%, 02/06/37(c)	325	320,677
(1-day SOFR + 1.21%), 2.57%, 10/20/32(c)	377	335,424
(1-day SOFR + 1.22%), 2.30%, 07/21/32(c)	495	436,954
(1-day SOFR + 1.31%), 5.51%, 01/24/36(c)	515	525,187
(1-day SOFR + 1.32%), 2.69%, 04/22/32(c)	536	485,733
Security	Par (000)	Value
Financial Services (continued)
Bank of America Corp. (continued)
(1-day SOFR + 1.33%), 2.97%, 02/04/33(c)	$457	$ 413,682
(1-day SOFR + 1.37%), 1.92%, 10/24/31(c)	291	257,897
(1-day SOFR + 1.53%), 1.90%, 07/23/31(c)	341	303,710
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(c)	220	139,074
(1-day SOFR + 1.57%), 5.82%, 09/15/29(c)	250	257,897
(1-day SOFR + 1.58%), 4.38%, 04/27/28(c)	336	335,753
(1-day SOFR + 1.58%), 3.31%, 04/22/42(c)	411	313,417
(1-day SOFR + 1.63%), 5.20%, 04/25/29(c)	445	451,336
(1-day SOFR + 1.64%), 5.46%, 05/09/36(a)(c)	200	203,989
(1-day SOFR + 1.65%), 5.47%, 01/23/35(c)	590	602,271
(1-day SOFR + 1.70%), 5.74%, 02/12/36(c)	245	249,231
(1-day SOFR + 1.74%), 5.52%, 10/25/35(c)	500	499,989
(1-day SOFR + 1.83%), 4.57%, 04/27/33(c)	473	464,730
(1-day SOFR + 1.84%), 5.87%, 09/15/34(c)	450	471,222
(1-day SOFR + 1.88%), 2.83%, 10/24/51(c)	140	85,726
(1-day SOFR + 1.91%), 5.29%, 04/25/34(c)	620	627,536
(1-day SOFR + 1.91%), 5.43%, 08/15/35(c)	275	274,357
(1-day SOFR + 1.93%), 2.68%, 06/19/41(c)	611	437,874
(1-day SOFR + 1.99%), 6.20%, 11/10/28(c)	155	159,230
(1-day SOFR + 2.04%), 4.95%, 07/22/28(c)	420	422,712
(1-day SOFR + 2.15%), 2.59%, 04/29/31(c)	350	323,342
(1-day SOFR + 2.16%), 5.02%, 07/22/33(c)	610	613,603
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(c)	397	366,955
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(c)	700	687,660
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(c)	246	243,768
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(c)	301	288,677
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(c)	321	303,634
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(c)	104	80,186
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(c)	350	345,184
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(c)	324	322,679
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(c)	171	148,819
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(c)	162	160,258
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(c)	296	293,746
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(c)	291	235,930
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(c)	257	232,779
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(c)	247	207,389
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(c)	575	444,767
(5-year CMT + 1.20%), 2.48%, 09/21/36(c)	221	191,188
(5-year CMT + 2.00%), 3.85%, 03/08/37(c)	300	277,889
Series L, 4.18%, 11/25/27	171	170,416
Series L, 4.75%, 04/21/45(a)	50	43,666
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(c)	291	263,912
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(c)	124	86,191
Bank of Nova Scotia
5.40%, 06/04/27	50	50,637
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Bank of Nova Scotia (continued)
5.25%, 06/12/28	$60	$ 61,208
5.45%, 08/01/29(a)	50	51,586
4.85%, 02/01/30(a)	85	85,974
2.15%, 08/01/31	171	150,767
2.45%, 02/02/32	171	151,029
5.65%, 02/01/34	250	260,201
(1-day SOFR + 0.73%), 4.25%, 02/02/30(c)	100	99,089
(1-day SOFR + 0.76%), 4.04%, 09/15/28(c)	50	49,682
(1-day SOFR + 0.89%), 4.93%, 02/14/29(c)	150	151,259
(1-day SOFR + 1.00%), 4.40%, 09/08/28(c)	125	124,866
(1-day SOFR + 1.05%), 4.81%, 02/02/34(c)	100	98,580
(1-day SOFR + 1.07%), 5.13%, 02/14/31(c)	75	76,242
(1-day SOFR + 1.09%), 4.34%, 09/15/31(c)	50	49,330
(1-day SOFR + 1.44%), 4.74%, 11/10/32(c)	50	49,875
(5-year CMT + 2.05%), 4.59%, 05/04/37(c)	100	95,663
Barclays PLC
4.34%, 01/10/28	250	248,965
5.25%, 08/17/45(a)	250	230,883
4.95%, 01/10/47	200	176,318
(1-day SOFR + 0.93%), 4.22%, 05/24/30(c)	200	196,899
(1-day SOFR + 0.96%), 5.09%, 02/25/29(c)	400	403,273
(1-day SOFR + 1.08%), 4.48%, 11/11/29(c)	200	198,903
(1-day SOFR + 1.14%), 4.52%, 02/24/32(c)	200	195,619
(1-day SOFR + 1.23%), 5.37%, 02/25/31(a)(c)	200	203,473
(1-day SOFR + 1.51%), 5.21%, 02/24/37(c)	200	193,557
(1-day SOFR + 1.56%), 4.94%, 09/10/30(c)	200	201,031
(1-day SOFR + 1.59%), 5.79%, 02/25/36(c)	200	202,226
(1-day SOFR + 1.74%), 5.69%, 03/12/30(c)	200	205,512
(1-day SOFR + 1.83%), 5.86%, 08/11/46(c)	200	196,396
(1-day SOFR + 1.91%), 5.34%, 09/10/35(c)	400	396,400
(1-day SOFR + 2.62%), 6.69%, 09/13/34(a)(c)	200	216,116
(1-day SOFR + 2.98%), 6.22%, 05/09/34(c)	200	209,740
(1-day SOFR + 3.57%), 7.12%, 06/27/34(c)	200	217,625
(1-year CMT + 1.20%), 2.67%, 03/10/32(c)	490	439,341
(1-year CMT + 1.30%), 3.33%, 11/24/42(c)	222	165,002
(1-year CMT + 2.65%), 5.50%, 08/09/28(c)	300	303,431
(1-year CMT + 3.30%), 7.39%, 11/02/28(c)	200	208,293
(1-year CMT + 3.50%), 7.44%, 11/02/33(c)	200	223,594
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29(c)	400	402,433
(5-year CMT + 2.90%), 3.56%, 09/23/35(c)	200	186,275
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(a)	45	44,292
5.00%, 12/06/34	50	48,946
4.95%, 02/15/36(a)	85	82,034
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	70	46,012
Brookfield Finance, Inc.
3.90%, 01/25/28	181	179,013
4.85%, 03/29/29(a)	200	200,902
4.35%, 04/15/30	87	85,629
2.72%, 04/15/31(a)	107	97,029
6.35%, 01/05/34(a)	150	159,033
5.68%, 01/15/35	50	50,431
5.33%, 01/15/36(a)	35	34,269
4.70%, 09/20/47	87	72,267
3.50%, 03/30/51	79	52,492
3.63%, 02/15/52	61	41,238
5.97%, 03/04/54	100	96,859
5.81%, 03/03/55(a)	75	71,047
Carlyle Group, Inc., 5.05%, 09/19/35(a)	95	91,660
Cboe Global Markets, Inc., 3.00%, 03/16/32	121	110,591
Security	Par (000)	Value
Financial Services (continued)
Citigroup, Inc.
4.45%, 09/29/27	$475	$ 475,013
4.13%, 07/25/28	230	228,068
6.63%, 06/15/32	74	80,419
6.13%, 08/25/36	184	191,478
8.13%, 07/15/39	210	261,549
5.88%, 01/30/42	127	128,554
6.68%, 09/13/43	87	93,021
5.30%, 05/06/44	87	80,129
4.65%, 07/30/45	130	113,518
4.75%, 05/18/46	257	216,460
4.65%, 07/23/48	107	90,562
(1-day SOFR + 0.87%), 4.79%, 03/04/29(c)	250	251,261
(1-day SOFR + 1.14%), 4.64%, 05/07/28(c)	275	275,455
(1-day SOFR + 1.15%), 2.67%, 01/29/31(c)	271	251,403
(1-day SOFR + 1.17%), 4.50%, 09/11/31(c)	390	385,567
(1-day SOFR + 1.17%), 2.56%, 05/01/32(c)	407	364,079
(1-day SOFR + 1.18%), 2.52%, 11/03/32(c)	484	426,753
(1-day SOFR + 1.34%), 4.54%, 09/19/30(c)	250	249,133
(1-day SOFR + 1.35%), 3.06%, 01/25/33(c)	357	322,848
(1-day SOFR + 1.36%), 5.17%, 02/13/30(c)	320	324,933
(1-day SOFR + 1.38%), 2.90%, 11/03/42(c)	187	133,506
(1-day SOFR + 1.42%), 2.98%, 11/05/30(c)	371	350,412
(1-day SOFR + 1.45%), 5.45%, 06/11/35(c)	250	253,477
(1-day SOFR + 1.46%), 4.95%, 05/07/31(c)	225	226,458
(1-day SOFR + 1.47%), 5.33%, 03/27/36(c)	310	310,944
(1-day SOFR + 1.49%), 5.17%, 09/11/36(a)(c)	420	416,343
(1-day SOFR + 1.75%), 5.61%, 03/04/56(c)	225	216,096
(1-day SOFR + 1.83%), 6.02%, 01/24/36(c)	315	321,593
(1-day SOFR + 1.89%), 4.66%, 05/24/28(c)	150	150,282
(1-day SOFR + 1.94%), 3.79%, 03/17/33(c)	713	668,833
(1-day SOFR + 2.06%), 5.83%, 02/13/35(c)	200	202,628
(1-day SOFR + 2.09%), 4.91%, 05/24/33(c)	500	497,736
(1-day SOFR + 2.11%), 2.57%, 06/03/31(c)	457	418,923
(1-day SOFR + 2.34%), 6.27%, 11/17/33(c)	200	213,758
(1-day SOFR + 2.66%), 6.17%, 05/25/34(c)	300	310,536
(1-day SOFR + 3.91%), 4.41%, 03/31/31(c)	510	504,170
(1-day SOFR + 4.55%), 5.32%, 03/26/41(c)	150	144,890
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(c)	341	335,926
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(c)	200	172,463
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(c)	300	297,793
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(c)	377	370,915
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(c)	371	367,049
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(c)	121	98,002
(5-year CMT + 1.28%), 5.59%, 11/19/34(c)	100	101,499
(5-year CMT + 1.73%), 5.41%, 09/19/39(c)	100	97,686
CME Group, Inc.
4.40%, 03/15/30	50	50,151
2.65%, 03/15/32	69	62,473
5.30%, 09/15/43	171	168,263
4.15%, 06/15/48(a)	70	57,356
Deutsche Bank AG
5.37%, 09/09/27	200	203,400
(1-day SOFR + 1.10%), 4.47%, 12/10/31(a)(c)	150	147,485
(1-day SOFR + 1.14%), 4.73%, 02/06/32(c)	150	147,717
(1-day SOFR + 1.30%), 4.95%, 08/04/31(c)	150	149,435

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Deutsche Bank AG (continued)
(1-day SOFR + 1.70%), 5.00%, 09/11/30(c)	$150	$ 150,707
(1-day SOFR + 1.72%), 5.30%, 05/09/31(c)	150	151,548
(1-day SOFR + 1.72%), 3.04%, 05/28/32(c)	150	135,822
(1-day SOFR + 2.05%), 5.40%, 09/11/35(c)	150	149,236
(1-day SOFR + 2.26%), 3.74%, 01/07/33(c)	200	182,284
(1-day SOFR + 2.76%), 3.73%, 01/14/32(c)	200	185,867
(1-day SOFR + 3.04%), 3.55%, 09/18/31(c)	296	278,276
(1-day SOFR + 3.18%), 6.72%, 01/18/29(c)	150	155,407
(1-day SOFR + 3.65%), 7.08%, 02/10/34(c)	200	214,317
Enact Holdings, Inc., 6.25%, 05/28/29	50	51,460
Goldman Sachs Group, Inc.
2.60%, 02/07/30	341	317,206
3.80%, 03/15/30	400	388,716
6.45%, 05/01/36	110	116,335
6.75%, 10/01/37	651	702,218
6.25%, 02/01/41	171	179,996
4.80%, 07/08/44	114	100,509
5.15%, 05/22/45	282	252,192
4.75%, 10/21/45	200	173,226
(1-day SOFR + 0.71%), 4.15%, 01/21/29(c)	740	735,434
(1-day SOFR + 0.90%), 4.15%, 10/21/29(c)	325	321,967
(1-day SOFR + 0.96%), 4.52%, 01/21/32(c)	750	738,631
(1-day SOFR + 1.06%), 4.37%, 10/21/31(c)	375	367,697
(1-day SOFR + 1.08%), 5.21%, 01/28/31(c)	275	279,410
(1-day SOFR + 1.09%), 1.99%, 01/27/32(c)	300	263,290
(1-day SOFR + 1.14%), 4.69%, 10/23/30(c)	335	335,262
(1-day SOFR + 1.19%), 5.07%, 01/21/37(c)	500	488,836
(1-day SOFR + 1.21%), 5.05%, 07/23/30(c)	320	323,855
(1-day SOFR + 1.25%), 2.38%, 07/21/32(c)	527	465,222
(1-day SOFR + 1.26%), 2.65%, 10/21/32(c)	374	332,030
(1-day SOFR + 1.27%), 5.73%, 04/25/30(a)(c)	305	314,666
(1-day SOFR + 1.28%), 2.62%, 04/22/32(c)	500	449,127
(1-day SOFR + 1.32%), 4.94%, 04/23/28(c)	300	301,466
(1-day SOFR + 1.32%), 5.54%, 01/21/47(c)	350	333,535
(1-day SOFR + 1.33%), 4.94%, 10/21/36(c)	475	459,998
(1-day SOFR + 1.38%), 5.54%, 01/28/36(c)	375	381,182
(1-day SOFR + 1.41%), 3.10%, 02/24/33(c)	491	443,446
(1-day SOFR + 1.42%), 5.02%, 10/23/35(c)	440	431,862
(1-day SOFR + 1.47%), 2.91%, 07/21/42(c)	175	123,263
(1-day SOFR + 1.51%), 3.21%, 04/22/42(c)	271	200,941
(1-day SOFR + 1.55%), 5.85%, 04/25/35(c)	115	119,332
(1-day SOFR + 1.55%), 5.33%, 07/23/35(c)	420	421,422
(1-day SOFR + 1.58%), 5.22%, 04/23/31(c)	350	355,903
(1-day SOFR + 1.58%), 5.56%, 11/19/45(c)	350	336,712
(1-day SOFR + 1.63%), 3.44%, 02/24/43(c)	216	162,535
(1-day SOFR + 1.70%), 5.73%, 01/28/56(c)	280	273,372
(1-day SOFR + 1.73%), 4.48%, 08/23/28(c)	300	299,994
(1-day SOFR + 1.77%), 6.48%, 10/24/29(c)	250	261,536
(1-day SOFR + 1.95%), 6.56%, 10/24/34(c)	150	163,079
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)	341	336,384
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)	471	468,342
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(c)	341	297,677
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(c)	171	153,144
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(c)	427	423,224
(5-year CMT + 1.18%), 5.39%, 02/02/41(c)	250	241,538
Hercules Capital, Inc., 6.00%, 06/16/30(a)	75	73,582
Security	Par (000)	Value
Financial Services (continued)
HSBC Holdings PLC
4.95%, 03/31/30(a)	$400	$ 404,678
6.50%, 05/02/36	297	311,915
6.50%, 09/15/37	200	213,537
6.80%, 06/01/38	250	269,105
6.10%, 01/14/42(a)	171	181,143
5.25%, 03/14/44(a)	232	217,000
(1-day SOFR + 0.99%), 4.40%, 03/10/30(a)(c)	200	198,517
(1-day SOFR + 1.03%), 4.90%, 03/03/29(c)	200	201,093
(1-day SOFR + 1.04%), 5.13%, 11/19/28(c)	200	201,458
(1-day SOFR + 1.06%), 5.60%, 05/17/28(c)	200	202,247
(1-day SOFR + 1.19%), 4.62%, 11/06/31(c)	200	197,222
(1-day SOFR + 1.19%), 2.80%, 05/24/32(c)	400	359,742
(1-day SOFR + 1.21%), 4.68%, 03/10/32(c)	200	197,350
(1-day SOFR + 1.29%), 2.21%, 08/17/29(c)	200	189,319
(1-day SOFR + 1.29%), 5.29%, 11/19/30(c)	200	203,630
(1-day SOFR + 1.29%), 5.13%, 03/03/31(c)	200	202,260
(1-day SOFR + 1.41%), 2.87%, 11/22/32(c)	200	178,952
(1-day SOFR + 1.43%), 5.13%, 11/06/36(c)	400	391,262
(1-day SOFR + 1.46%), 5.55%, 03/04/30(c)	200	204,933
(1-day SOFR + 1.52%), 5.73%, 05/17/32(c)	200	206,771
(1-day SOFR + 1.55%), 5.28%, 03/10/37(c)	200	196,408
(1-day SOFR + 1.56%), 5.45%, 03/03/36(c)	400	401,165
(1-day SOFR + 1.57%), 5.24%, 05/13/31(c)	200	202,817
(1-day SOFR + 1.73%), 2.01%, 09/22/28(c)	200	192,800
(1-day SOFR + 1.78%), 5.72%, 03/04/35(c)	200	205,255
(1-day SOFR + 1.88%), 5.79%, 05/13/36(c)	400	411,176
(1-day SOFR + 1.95%), 2.36%, 08/18/31(c)	200	180,399
(1-day SOFR + 1.96%), 5.74%, 09/10/36(c)	200	200,222
(1-day SOFR + 1.97%), 6.16%, 03/09/29(c)	200	205,747
(1-day SOFR + 2.11%), 4.76%, 06/09/28(c)	200	200,425
(1-day SOFR + 2.39%), 2.85%, 06/04/31(c)	349	322,529
(1-day SOFR + 2.39%), 6.25%, 03/09/34(c)	300	317,894
(1-day SOFR + 2.53%), 4.76%, 03/29/33(c)	285	277,866
(1-day SOFR + 2.61%), 5.21%, 08/11/28(c)	600	604,849
(1-day SOFR + 2.65%), 6.33%, 03/09/44(a)(c)	225	237,151
(1-day SOFR + 2.98%), 6.55%, 06/20/34(c)	200	210,293
(1-day SOFR + 3.02%), 7.40%, 11/13/34(c)	200	220,966
(1-day SOFR + 4.25%), 8.11%, 11/03/33(c)	300	343,462
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(c)	400	399,713
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(c)	611	598,218
(1-day SOFR + 3.35%), 7.39%, 11/03/28(c)	215	224,110
Intercontinental Exchange, Inc.
3.10%, 09/15/27(a)	100	98,267
4.00%, 09/15/27	250	248,872
3.63%, 09/01/28	100	98,414
3.75%, 09/21/28	400	395,188
3.95%, 12/01/28	30	29,708
4.35%, 06/15/29	150	149,675
2.10%, 06/15/30	133	120,768
4.20%, 03/15/31	80	78,870
5.25%, 06/15/31	50	51,472
1.85%, 09/15/32	158	133,098
4.60%, 03/15/33	212	209,044
2.65%, 09/15/40	171	123,149
4.25%, 09/21/48	157	124,984
3.00%, 06/15/50(a)	126	80,418
4.95%, 06/15/52(a)	174	153,149
3.00%, 09/15/60	145	82,947
5.20%, 06/15/62	130	115,161
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
JPMorgan Chase & Co.
4.25%, 10/01/27	$87	$ 87,046
3.63%, 12/01/27	171	169,083
6.40%, 05/15/38	389	427,249
5.50%, 10/15/40	66	67,253
5.60%, 07/15/41	146	146,281
5.40%, 01/06/42	171	167,695
5.63%, 08/16/43(a)	137	136,320
4.85%, 02/01/44(a)	124	113,650
4.95%, 06/01/45	214	194,286
(1-day SOFR + 0.80%), 4.92%, 01/24/29(c)	260	262,214
(1-day SOFR + 0.84%), 4.35%, 01/22/32(c)	210	207,036
(1-day SOFR + 0.86%), 4.51%, 10/22/28(c)	235	234,950
(1-day SOFR + 0.93%), 5.57%, 04/22/28(c)	250	253,052
(1-day SOFR + 0.93%), 4.98%, 07/22/28(c)	260	261,748
(1-day SOFR + 0.93%), 4.26%, 10/22/31(c)	245	241,173
(1-day SOFR + 1.01%), 5.14%, 01/24/31(c)	295	300,399
(1-day SOFR + 1.02%), 2.07%, 06/01/29(c)	240	228,359
(1-day SOFR + 1.04%), 4.60%, 10/22/30(c)	300	300,640
(1-day SOFR + 1.07%), 1.95%, 02/04/32(c)	341	300,250
(1-day SOFR + 1.07%), 4.90%, 01/22/37(c)	290	283,768
(1-day SOFR + 1.13%), 5.00%, 07/22/30(c)	450	456,389
(1-day SOFR + 1.16%), 5.58%, 04/22/30(c)	450	463,800
(1-day SOFR + 1.18%), 2.55%, 11/08/32(c)	426	378,677
(1-day SOFR + 1.19%), 4.81%, 10/22/36(c)	380	368,967
(1-day SOFR + 1.26%), 2.96%, 01/25/33(c)	403	365,611
(1-day SOFR + 1.30%), 5.19%, 02/05/37(c)	175	171,967
(1-day SOFR + 1.31%), 5.01%, 01/23/30(c)	225	228,148
(1-day SOFR + 1.32%), 5.50%, 01/24/36(c)	285	291,709
(1-day SOFR + 1.34%), 4.95%, 10/22/35(c)	390	385,722
(1-day SOFR + 1.44%), 5.10%, 04/22/31(c)	305	310,538
(1-day SOFR + 1.45%), 5.30%, 07/24/29(c)	235	239,386
(1-day SOFR + 1.46%), 5.29%, 07/22/35(c)	475	480,882
(1-day SOFR + 1.49%), 5.77%, 04/22/35(c)	165	171,862
(1-day SOFR + 1.55%), 5.53%, 11/29/45(c)	280	275,016
(1-day SOFR + 1.56%), 4.32%, 04/26/28(c)	472	471,784
(1-day SOFR + 1.57%), 6.09%, 10/23/29(c)	285	296,137
(1-day SOFR + 1.58%), 3.33%, 04/22/52(c)	400	272,293
(1-day SOFR + 1.62%), 5.34%, 01/23/35(c)	355	360,449
(1-day SOFR + 1.64%), 5.58%, 07/23/36(c)	485	491,163
(1-day SOFR + 1.68%), 5.57%, 04/22/36(c)	405	417,346
(1-day SOFR + 1.75%), 4.57%, 06/14/30(c)	200	200,188
(1-day SOFR + 1.80%), 4.59%, 04/26/33(c)	367	362,111
(1-day SOFR + 1.81%), 6.25%, 10/23/34(c)	455	489,222
(1-day SOFR + 1.85%), 5.35%, 06/01/34(c)	545	556,055
(1-day SOFR + 1.89%), 2.18%, 06/01/28(c)	300	292,445
(1-day SOFR + 1.99%), 4.85%, 07/25/28(c)	600	602,953
(1-day SOFR + 2.04%), 2.52%, 04/22/31(c)	475	438,951
(1-day SOFR + 2.08%), 4.91%, 07/25/33(c)	645	645,445
(1-day SOFR + 2.44%), 3.11%, 04/22/51(c)	291	189,974
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(c)	200	207,074
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(c)	171	150,118
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(c)	471	463,389
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(c)	450	406,647
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(c)	581	576,404
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(a)(c)	371	361,810
(3-mo. CME Term SOFR + 1.46%), 3.16%, 04/22/42(c)	242	181,943
Security	Par (000)	Value
Financial Services (continued)
JPMorgan Chase & Co. (continued)
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(c)	$200	$ 153,579
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(c)	500	470,906
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(c)	157	109,707
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(c)	302	300,264
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(c)	427	427,510
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(c)	321	281,550
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(c)	325	321,983
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(c)	427	331,276
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(c)	187	147,694
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(c)	271	221,548
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(c)	189	144,128
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(c)	341	317,735
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(c)	341	339,159
KKR & Co., Inc., 5.10%, 08/07/35(a)	100	96,743
Lloyds Banking Group PLC
5.30%, 12/01/45(a)	200	182,807
4.34%, 01/09/48	249	199,893
(1-year CMT + 0.82%), 4.43%, 11/04/31(c)	200	197,188
(1-year CMT + 0.83%), 4.82%, 06/13/29(c)	200	201,188
(1-year CMT + 0.85%), 5.09%, 11/26/28(c)	200	201,824
(1-year CMT + 0.97%), 4.94%, 11/04/36(a)(c)	200	193,039
(1-year CMT + 1.07%), 5.72%, 06/05/30(c)	200	206,531
(1-year CMT + 1.20%), 5.59%, 11/26/35(c)	200	203,490
(1-year CMT + 1.70%), 5.87%, 03/06/29(c)	200	204,941
(1-year CMT + 1.75%), 5.68%, 01/05/35(c)	200	205,490
(1-year CMT + 2.30%), 4.98%, 08/11/33(c)	200	199,142
(1-year CMT + 3.75%), 7.95%, 11/15/33(c)	225	256,320
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28(c)	200	197,282
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27(a)	111	109,675
3.96%, 03/02/28	151	149,961
3.74%, 03/07/29	341	335,529
3.20%, 07/18/29	200	191,784
2.56%, 02/25/30	349	323,118
4.29%, 07/26/38(a)	87	80,331
4.15%, 03/07/39(a)	60	53,916
3.75%, 07/18/39	200	168,692
(1-year CMT + 0.78%), 5.20%, 01/16/31(c)	200	203,251
(1-year CMT + 0.80%), 4.53%, 09/12/31(c)	200	198,121
(1-year CMT + 0.80%), 4.51%, 01/14/32(c)	200	197,102
(1-year CMT + 0.90%), 5.06%, 01/14/37(c)	200	196,486
(1-year CMT + 0.93%), 5.19%, 09/12/36(c)	200	198,556
(1-year CMT + 0.95%), 2.31%, 07/20/32(c)	200	176,166
(1-year CMT + 0.95%), 5.57%, 01/16/36(c)	200	204,597
(1-year CMT + 0.97%), 2.49%, 10/13/32(c)	215	189,982
(1-year CMT + 1.00%), 5.43%, 04/17/35(c)	200	203,484
(1-year CMT + 1.10%), 2.85%, 01/19/33(c)	200	178,919
(1-year CMT + 1.27%), 5.62%, 04/24/36(c)	200	204,676
(1-year CMT + 1.30%), 4.08%, 04/19/28(c)	220	219,167

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
(1-year CMT + 1.55%), 4.32%, 04/19/33(c)	$200	$ 193,149
(1-year CMT + 1.90%), 5.35%, 09/13/28(c)	200	202,410
(1-year CMT + 1.95%), 5.02%, 07/20/28(c)	200	201,244
(1-year CMT + 2.13%), 5.13%, 07/20/33(c)	250	252,254
Mizuho Financial Group, Inc.
2.56%, 09/13/31	200	176,168
(1-year CMT + 0.92%), 4.71%, 07/08/31(c)	200	199,670
(1-year CMT + 1.07%), 5.32%, 07/08/36(a)(c)	200	200,885
(1-year CMT + 1.25%), 3.26%, 05/22/30(a)(c)	380	365,588
(1-year CMT + 1.30%), 5.59%, 07/10/35(c)	200	204,975
(1-year CMT + 1.65%), 5.78%, 07/06/29(c)	200	205,515
(1-year CMT + 1.90%), 5.75%, 07/06/34(c)	200	207,750
(1-year CMT + 2.05%), 5.41%, 09/13/28(c)	520	527,012
(1-year CMT + 2.40%), 5.67%, 09/13/33(c)	320	332,440
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(c)	200	198,676
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(c)	200	177,503
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(c)	200	180,147
Morgan Stanley
3.95%, 04/23/27	287	285,299
3.59%, 07/22/28(c)	384	379,486
7.25%, 04/01/32	50	56,559
3.97%, 07/22/38(c)	146	127,380
6.38%, 07/24/42	231	247,490
4.30%, 01/27/45	221	182,741
4.38%, 01/22/47	257	210,827
(1-day SOFR + 0.80%), 4.24%, 01/09/30(c)	250	247,477
(1-day SOFR + 0.95%), 4.49%, 01/16/32(c)	395	388,359
(1-day SOFR + 1.01%), 5.65%, 04/13/28(c)	225	227,689
(1-day SOFR + 1.02%), 1.93%, 04/28/32(c)	300	260,045
(1-day SOFR + 1.03%), 1.79%, 02/13/32(c)	338	292,687
(1-day SOFR + 1.10%), 4.65%, 10/18/30(c)	325	324,866
(1-day SOFR + 1.11%), 5.23%, 01/15/31(c)	315	319,845
(1-day SOFR + 1.14%), 2.70%, 01/22/31(c)	441	409,479
(1-day SOFR + 1.18%), 2.24%, 07/21/32(c)	437	382,584
(1-day SOFR + 1.18%), 5.07%, 01/30/37(a)(c)	300	293,916
(1-day SOFR + 1.20%), 4.71%, 03/12/32(c)	350	347,643
(1-day SOFR + 1.20%), 2.51%, 10/20/32(c)	281	248,107
(1-day SOFR + 1.22%), 5.04%, 07/19/30(c)	225	227,603
(1-day SOFR + 1.26%), 5.66%, 04/18/30(c)	390	401,201
(1-day SOFR + 1.29%), 2.94%, 01/21/33(c)	343	308,404
(1-day SOFR + 1.36%), 2.48%, 09/16/36(c)	359	308,879
(1-day SOFR + 1.38%), 4.99%, 04/12/29(c)	275	277,521
(1-day SOFR + 1.42%), 5.59%, 01/18/36(c)	385	392,517
(1-day SOFR + 1.43%), 2.80%, 01/25/52(c)	171	104,387
(1-day SOFR + 1.45%), 5.17%, 01/16/30(c)	250	253,516
(1-day SOFR + 1.49%), 3.22%, 04/22/42(c)	235	177,166
(1-day SOFR + 1.51%), 5.19%, 04/17/31(c)	350	355,213
(1-day SOFR + 1.56%), 5.32%, 07/19/35(c)	475	476,647
(1-day SOFR + 1.58%), 5.83%, 04/19/35(c)	335	347,793
(1-day SOFR + 1.59%), 5.16%, 04/20/29(c)	355	359,089
(1-day SOFR + 1.61%), 4.21%, 04/20/28(c)	321	320,118
(1-day SOFR + 1.63%), 5.45%, 07/20/29(c)	340	346,062
(1-day SOFR + 1.71%), 5.52%, 11/19/55(c)	345	327,577
(1-day SOFR + 1.73%), 5.12%, 02/01/29(c)	295	298,226
(1-day SOFR + 1.73%), 5.47%, 01/18/35(c)	300	304,957
(1-day SOFR + 1.76%), 5.66%, 04/17/36(c)	390	399,462
(1-day SOFR + 1.78%), 5.90%, 03/13/47(c)	350	348,376
(1-day SOFR + 1.83%), 6.41%, 11/01/29(c)	280	292,235
(1-day SOFR + 1.87%), 5.25%, 04/21/34(c)	405	406,265
Security	Par (000)	Value
Financial Services (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.88%), 5.42%, 07/21/34(c)	$340	$ 344,984
(1-day SOFR + 2.05%), 6.63%, 11/01/34(c)	230	250,270
(1-day SOFR + 2.08%), 4.89%, 07/20/33(c)	220	218,596
(1-day SOFR + 2.24%), 6.30%, 10/18/28(c)	250	256,543
(1-day SOFR + 2.56%), 6.34%, 10/18/33(c)	300	320,992
(1-day SOFR + 2.62%), 5.30%, 04/20/37(c)	234	233,431
(1-day SOFR + 3.12%), 3.62%, 04/01/31(c)	400	383,562
(1-day SOFR + 4.84%), 5.60%, 03/24/51(a)(c)	271	262,889
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(c)	410	404,507
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(c)	211	193,432
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(c)	330	328,514
(5-year CMT + 1.17%), 5.31%, 01/18/41(c)	140	135,145
(5-year CMT + 1.80%), 5.94%, 02/07/39(c)	100	102,225
(5-year CMT + 2.43%), 5.95%, 01/19/38(c)	190	194,638
Series I, (1-day SOFR + 0.91%), 4.13%, 10/18/29(c)	275	271,810
Series I, (1-day SOFR + 1.07%), 4.36%, 10/22/31(c)	305	298,897
Series I, (1-day SOFR + 1.31%), 4.89%, 10/22/36(c)	385	372,181
Nasdaq, Inc.
5.35%, 06/28/28	79	80,618
1.65%, 01/15/31	57	50,027
5.55%, 02/15/34	293	301,404
3.25%, 04/28/50(a)	70	46,592
3.95%, 03/07/52	50	36,810
5.95%, 08/15/53	50	50,153
6.10%, 06/28/63	100	100,257
NatWest Group PLC(c)
(1-year CMT + 1.05%), 5.12%, 05/23/31	200	201,993
(1-year CMT + 1.22%), 4.96%, 08/15/30	200	201,777
(1-year CMT + 1.50%), 5.78%, 03/01/35	200	206,747
(1-year CMT + 2.10%), 6.02%, 03/02/34	200	210,637
(3-mo. SOFR US + 2.17%), 5.08%, 01/27/30	450	454,958
(5-year CMT + 2.35%), 3.03%, 11/28/35(a)	300	273,132
ORIX Corp.
5.00%, 09/13/27	100	100,881
4.65%, 09/10/29	25	25,203
4.45%, 09/09/30	50	49,598
2.25%, 03/09/31	87	77,308
4.00%, 04/13/32	67	64,112
5.20%, 09/13/32(a)	100	101,620
5.40%, 02/25/35	50	50,443
Radian Group, Inc., 6.20%, 05/15/29	50	51,664
Sumitomo Mitsui Financial Group, Inc.
3.36%, 07/12/27	246	243,306
3.35%, 10/18/27	112	110,460
5.52%, 01/13/28	200	204,015
3.54%, 01/17/28	100	98,597
3.94%, 07/19/28	75	74,253
5.72%, 09/14/28(a)	200	205,620
1.90%, 09/17/28	218	204,740
4.31%, 10/16/28(a)	100	99,716
4.11%, 01/15/29	200	198,250
5.32%, 07/09/29(a)	200	204,289
3.04%, 07/16/29	300	285,358
2.72%, 09/27/29	522	489,133
5.71%, 01/13/30	200	207,245
2.75%, 01/15/30	200	186,723
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
2.13%, 07/08/30	$200	$ 179,856
2.22%, 09/17/31	265	232,008
5.77%, 01/13/33	300	312,214
5.81%, 09/14/33	200	208,961
5.56%, 07/09/34	200	204,956
5.63%, 01/15/35(a)	200	206,398
2.93%, 09/17/41	95	67,440
6.18%, 07/13/43(a)	100	105,459
5.84%, 07/09/44(a)	100	99,311
(1-day SOFR + 1.02%), 4.49%, 01/15/32(c)	200	196,961
(1-day SOFR + 1.22%), 5.05%, 01/15/37(c)	200	196,690
(1-day SOFR + 1.50%), 5.25%, 07/08/36(c)	200	200,486
(1-day SOFR + 1.78%), 5.80%, 07/08/46(c)	100	97,017
(5-year CMT + 1.30%), 5.33%, 03/03/41(c)	50	48,483
Takeoff Merger Sub, Inc.(b)
4.40%, 03/24/28	100	99,464
4.50%, 03/24/29	100	99,356
4.85%, 03/24/31	100	98,749
5.50%, 03/24/36	100	98,511
UBS AG
5.00%, 07/09/27	250	252,199
(1-day SOFR + 0.81%), 4.30%, 03/16/29(a)(c)	250	249,677
(1-day SOFR + 1.11%), 4.63%, 02/16/32(c)	250	249,140
UBS Group AG, 4.88%, 05/15/45	268	237,296
		135,554,406
Food Products — 0.3%
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150	143,786
2.90%, 03/01/32(a)	67	61,124
4.50%, 08/15/33(a)	100	98,733
4.54%, 03/26/42	37	32,898
4.02%, 04/16/43	66	54,546
3.75%, 09/15/47	121	91,984
4.50%, 03/15/49	100	84,296
Bunge Ltd. Finance Corp.
3.75%, 09/25/27(a)	171	169,579
4.10%, 01/07/28(a)	25	24,886
4.20%, 09/17/29	100	99,054
4.55%, 08/04/30	50	49,771
3.20%, 04/21/31(a)	100	93,270
2.75%, 05/14/31	121	110,177
4.80%, 03/19/33	50	49,354
4.65%, 09/17/34	85	82,293
5.15%, 08/04/35	50	49,786
5.15%, 03/19/36	50	49,321
Campbell’s Co., 4.55%, 03/21/31	50	48,474
Conagra Brands, Inc.
1.38%, 11/01/27	102	96,961
4.85%, 11/01/28	150	150,149
5.00%, 08/01/30	50	49,905
5.75%, 08/01/35(a)	50	50,127
5.30%, 11/01/38	171	159,025
5.40%, 11/01/48(a)	112	95,181
Flowers Foods, Inc.
2.40%, 03/15/31	60	50,747
5.75%, 03/15/35(a)	50	47,770
6.20%, 03/15/55(a)	50	40,558
General Mills, Inc.
4.20%, 04/17/28	71	70,630
5.50%, 10/17/28	55	56,381
Security	Par (000)	Value
Food Products (continued)
General Mills, Inc. (continued)
4.88%, 01/30/30	$50	$ 50,332
2.88%, 04/15/30	171	159,514
2.25%, 10/14/31	121	106,064
4.95%, 03/29/33(a)	130	128,504
5.25%, 01/30/35(a)	100	98,848
5.40%, 06/15/40	50	48,150
3.00%, 02/01/51	180	110,491
Hershey Co.
4.55%, 02/24/28	50	50,365
2.45%, 11/15/29(a)	87	81,582
4.75%, 02/24/30	50	50,790
1.70%, 06/01/30	50	45,006
4.95%, 02/24/32	50	51,170
4.50%, 05/04/33	50	49,846
5.10%, 02/24/35	50	51,084
3.13%, 11/15/49(a)	87	58,448
Hormel Foods Corp.
1.70%, 06/03/28	73	69,178
1.80%, 06/11/30	100	89,869
3.05%, 06/03/51	87	55,360
Ingredion, Inc.
2.90%, 06/01/30	50	46,843
3.90%, 06/01/50	87	64,387
J.M. Smucker Co.
3.38%, 12/15/27	100	98,295
5.90%, 11/15/28	75	77,572
2.38%, 03/15/30	200	184,302
2.13%, 03/15/32(a)	50	42,923
6.20%, 11/15/33	75	79,468
4.25%, 03/15/35	87	79,956
6.50%, 11/15/43(a)	40	41,691
4.38%, 03/15/45(a)	87	70,923
6.50%, 11/15/53(a)	125	129,892
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29	50	47,961
3.75%, 12/01/31	50	46,693
3.63%, 01/15/32	200	185,258
3.00%, 05/15/32	250	222,159
5.75%, 04/01/33	146	150,707
6.75%, 03/15/34	47	51,693
5.95%, 04/20/35	75	77,855
5.50%, 01/15/36(a)	200	200,092
5.63%, 03/10/37(b)	75	75,235
4.38%, 02/02/52(a)	100	76,125
6.50%, 12/01/52(a)	250	253,079
7.25%, 11/15/53	50	55,009
6.38%, 02/25/55	50	49,827
6.25%, 03/01/56	150	147,045
6.40%, 05/10/57(b)	75	74,861
6.38%, 04/15/66	150	147,189
Kellanova
4.30%, 05/15/28	171	171,127
2.10%, 06/01/30	141	128,269
5.25%, 03/01/33	30	30,619
4.50%, 04/01/46	62	52,642
5.75%, 05/16/54	25	24,434
Kraft Heinz Foods Co.
3.88%, 05/15/27	148	147,000
4.63%, 01/30/29	87	87,169
3.75%, 04/01/30(a)	79	76,445

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Kraft Heinz Foods Co. (continued)
4.25%, 03/01/31(a)	$87	$ 85,013
5.20%, 03/15/32	50	50,514
6.75%, 03/15/32	70	75,428
5.40%, 03/15/35	50	49,911
5.00%, 07/15/35(a)	79	76,739
6.88%, 01/26/39	87	94,063
4.63%, 10/01/39	45	39,673
6.50%, 02/09/40	79	82,492
5.00%, 06/04/42	163	143,336
5.20%, 07/15/45	197	171,941
4.38%, 06/01/46(a)	350	273,645
4.88%, 10/01/49	163	133,299
5.50%, 06/01/50	87	77,749
McCormick & Co., Inc.
3.40%, 08/15/27	100	98,866
4.15%, 02/15/29	25	24,757
2.50%, 04/15/30	50	46,066
1.85%, 02/15/31(a)	71	61,864
4.95%, 04/15/33(a)	100	98,886
4.70%, 10/15/34(a)	75	71,569
4.20%, 08/15/47	50	38,746
Mondelez International, Inc.
4.25%, 05/06/28(a)	100	99,799
4.75%, 02/20/29	50	50,524
2.75%, 04/13/30	160	149,063
4.50%, 05/06/30	25	24,918
1.50%, 02/04/31	100	86,450
1.88%, 10/15/32(a)	87	73,840
4.75%, 08/28/34	50	48,901
5.13%, 05/06/35	25	25,049
2.63%, 09/04/50	170	99,514
The Campbell’s Co.
4.15%, 03/15/28	150	148,186
5.20%, 03/21/29(a)	50	50,478
2.38%, 04/24/30	150	134,727
5.40%, 03/21/34	110	106,757
4.75%, 03/23/35(a)	100	92,063
4.80%, 03/15/48	130	102,685
5.25%, 10/13/54(a)	25	20,677
Tyson Foods, Inc.
3.55%, 06/02/27	171	169,402
4.35%, 03/01/29	150	149,512
5.40%, 03/15/29	50	51,306
5.70%, 03/15/34(a)	50	51,761
4.88%, 08/15/34	70	68,844
4.95%, 02/20/36	50	48,840
5.15%, 08/15/44	87	80,237
4.55%, 06/02/47	87	73,226
5.10%, 09/28/48(a)	150	134,979
		11,046,407
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	300	297,456
5.05%, 03/01/41	100	96,044
5.40%, 06/01/41	50	49,917
4.95%, 09/15/41	35	33,295
4.40%, 03/15/42	53	46,537
4.38%, 09/01/42	87	75,554
4.45%, 03/15/43	70	60,982
5.15%, 09/01/43	87	82,360
Security	Par (000)	Value
Ground Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
4.90%, 04/01/44	$87	$ 79,758
4.55%, 09/01/44	87	75,930
4.15%, 04/01/45	137	112,614
4.70%, 09/01/45	87	76,884
3.90%, 08/01/46	141	110,183
4.13%, 06/15/47	87	70,040
4.05%, 06/15/48	60	47,269
4.15%, 12/15/48	87	69,671
3.55%, 02/15/50	100	71,956
3.05%, 02/15/51	71	45,799
3.30%, 09/15/51	171	115,603
2.88%, 06/15/52	100	61,598
4.45%, 01/15/53	150	123,443
5.20%, 04/15/54	220	202,449
5.50%, 03/15/55	170	163,890
5.55%, 03/15/56	75	72,716
5.80%, 03/15/56	100	100,886
Canadian National Railway Co.
4.20%, 03/12/31	25	24,657
3.85%, 08/05/32	100	95,593
4.38%, 09/18/34	100	96,631
4.75%, 11/12/35(a)	50	49,304
6.20%, 06/01/36	50	54,356
3.20%, 08/02/46	140	98,813
3.65%, 02/03/48	57	42,486
4.45%, 01/20/49	75	63,118
2.45%, 05/01/50	81	47,287
4.40%, 08/05/52(a)	80	66,429
6.13%, 11/01/53	50	52,364
Canadian Pacific Railway Co.
4.00%, 03/15/29	50	49,453
2.88%, 11/15/29	63	59,825
4.80%, 03/30/30	75	75,918
7.13%, 10/15/31	87	96,925
2.45%, 12/02/31	119	105,732
5.20%, 03/30/35(a)	75	76,357
4.80%, 09/15/35	87	86,183
3.00%, 12/02/41	73	53,649
4.80%, 08/01/45	191	170,392
4.95%, 08/15/45	50	45,632
4.70%, 05/01/48	87	75,486
3.50%, 05/01/50	87	61,455
3.10%, 12/02/51	203	132,560
5.50%, 03/15/56	50	47,859
4.20%, 11/15/69	78	57,371
6.13%, 09/15/2115	87	87,458
CSX Corp.
3.25%, 06/01/27	341	337,167
3.80%, 03/01/28(a)	227	224,947
4.25%, 03/15/29	150	149,839
2.40%, 02/15/30	87	80,869
4.10%, 11/15/32(a)	100	96,799
5.20%, 11/15/33(a)	100	102,521
5.05%, 06/15/35	100	100,371
6.22%, 04/30/40	100	107,842
4.75%, 05/30/42	139	126,960
4.10%, 03/15/44	100	82,531
3.80%, 11/01/46	50	38,221
4.30%, 03/01/48	130	106,116
4.75%, 11/15/48	100	86,879
3.35%, 09/15/49	75	51,865
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
CSX Corp. (continued)
3.80%, 04/15/50	$96	$ 71,321
3.95%, 05/01/50	79	60,647
2.50%, 05/15/51(a)	75	44,065
4.50%, 11/15/52(a)	100	83,206
4.50%, 08/01/54	87	71,690
4.90%, 03/15/55(a)	50	44,186
4.25%, 11/01/66	75	56,370
4.65%, 03/01/68	87	70,464
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	200	202,374
Norfolk Southern Corp.
3.15%, 06/01/27	153	150,970
2.55%, 11/01/29	58	54,593
5.05%, 08/01/30	175	178,786
3.00%, 03/15/32	81	73,908
4.45%, 03/01/33	150	147,031
5.55%, 03/15/34	50	51,828
5.10%, 05/01/35(a)	65	65,190
4.84%, 10/01/41(a)	100	92,006
3.95%, 10/01/42	74	59,969
4.45%, 06/15/45	87	73,500
3.94%, 11/01/47	80	61,133
4.15%, 02/28/48	87	68,852
3.40%, 11/01/49	59	40,600
3.05%, 05/15/50	55	35,290
2.90%, 08/25/51	74	45,451
4.05%, 08/15/52	50	37,837
3.70%, 03/15/53	78	55,049
4.55%, 06/01/53	40	32,802
5.35%, 08/01/54(a)	140	130,527
3.16%, 05/15/55	171	108,305
5.95%, 03/15/64	75	74,258
5.10%, 08/01/2118	50	42,160
4.10%, 05/15/2121	50	33,627
Union Pacific Corp.
3.95%, 09/10/28(a)	71	70,605
3.70%, 03/01/29	71	70,055
2.40%, 02/05/30	100	93,010
2.38%, 05/20/31	221	200,274
2.80%, 02/14/32	64	58,201
4.50%, 01/20/33(a)	100	99,640
3.38%, 02/01/35	87	77,520
5.10%, 02/20/35(a)	75	76,331
3.60%, 09/15/37(a)	214	187,200
3.20%, 05/20/41	75	57,707
3.38%, 02/14/42	82	63,482
4.05%, 11/15/45	87	69,887
4.05%, 03/01/46	74	59,179
4.50%, 09/10/48	87	73,154
4.30%, 03/01/49	75	60,917
3.25%, 02/05/50	189	127,999
3.80%, 10/01/51	87	64,370
2.95%, 03/10/52	59	36,800
4.95%, 09/09/52	100	89,701
3.50%, 02/14/53	189	131,528
4.95%, 05/15/53	100	89,149
5.60%, 12/01/54(a)	125	122,507
3.88%, 02/01/55	50	36,951
3.95%, 08/15/59	135	97,847
3.84%, 03/20/60	249	176,139
3.55%, 05/20/61	100	65,835
Security	Par (000)	Value
Ground Transportation (continued)
Union Pacific Corp. (continued)
2.97%, 09/16/62(a)	$200	$ 114,759
3.80%, 04/06/71	141	94,741
3.85%, 02/14/72(a)	69	46,779
		11,039,316
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
1.15%, 01/30/28(a)	92	87,381
3.70%, 03/09/29	300	296,432
1.40%, 06/30/30	79	70,135
4.00%, 03/15/31	350	344,455
4.30%, 03/15/33	350	342,530
4.65%, 03/15/36	350	342,250
4.75%, 11/30/36	384	377,248
4.75%, 03/15/38	350	339,397
5.30%, 05/27/40	87	88,079
4.75%, 04/15/43	87	79,940
4.90%, 11/30/46	300	275,377
5.50%, 03/15/56	350	343,185
5.60%, 03/15/66	350	341,162
Agilent Technologies, Inc.
4.20%, 09/09/27	175	174,638
2.75%, 09/15/29	111	105,102
2.10%, 06/04/30	50	45,250
2.30%, 03/12/31	118	105,836
4.75%, 09/09/34	50	49,234
Augusta SpinCo Corp.
4.40%, 03/23/29	75	74,795
4.66%, 03/23/31	75	74,656
4.95%, 03/23/33	75	74,741
5.25%, 03/23/36	75	75,018
Baxter International, Inc.
2.27%, 12/01/28	109	101,571
3.95%, 04/01/30(a)	87	83,396
4.90%, 12/15/30(a)	95	93,775
1.73%, 04/01/31	50	41,833
2.54%, 02/01/32	200	168,573
5.65%, 12/15/35	100	97,662
3.50%, 08/15/46(a)	87	57,137
3.13%, 12/01/51(a)	79	45,225
Boston Scientific Corp.
4.00%, 03/01/28	25	24,919
2.65%, 06/01/30	171	159,325
4.55%, 03/01/39	130	121,771
4.70%, 03/01/49(a)	93	81,667
Danaher Corp.
4.38%, 09/15/45	75	63,684
2.60%, 10/01/50(a)	87	51,992
2.80%, 12/10/51	140	86,244
Dentsply Sirona, Inc., 3.25%, 06/01/30	100	92,100
DH Europe Finance II SARL
2.60%, 11/15/29	129	121,444
3.25%, 11/15/39	71	57,001
3.40%, 11/15/49	117	82,103
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	400	407,945
4.15%, 12/15/28	50	49,673
4.80%, 08/14/29	120	121,090
5.86%, 03/15/30	100	104,354
4.80%, 01/15/31	75	75,462
5.91%, 11/22/32	200	210,963

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc. (continued)
5.50%, 06/15/35	$100	$ 102,044
4.95%, 12/15/35(a)	35	34,310
6.38%, 11/22/52	100	106,210
Koninklijke Philips NV, 5.00%, 03/15/42	87	79,187
Medtronic Global Holdings SCA
4.25%, 03/30/28	85	85,170
4.50%, 03/30/33	70	69,118
Medtronic, Inc.
4.38%, 03/15/35	362	349,882
4.00%, 04/01/43(a)	50	41,864
4.63%, 03/15/45	200	178,335
Revvity, Inc.
1.90%, 09/15/28	90	84,565
3.30%, 09/15/29	80	76,571
2.55%, 03/15/31	50	45,017
2.25%, 09/15/31	119	103,939
3.63%, 03/15/51	50	35,062
Smith & Nephew PLC, 2.03%, 10/14/30	125	111,247
Solventum Corp.
5.40%, 03/01/29	73	74,678
5.45%, 03/13/31	125	128,246
5.60%, 03/23/34	195	199,351
5.90%, 04/30/54(a)	150	146,548
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	150	107,938
Stryker Corp.
4.70%, 02/10/28	75	75,643
3.65%, 03/07/28(a)	50	49,440
4.85%, 12/08/28	50	50,737
4.25%, 09/11/29	75	74,721
4.85%, 02/10/30	75	76,021
1.95%, 06/15/30	150	135,368
4.63%, 09/11/34	150	146,424
5.20%, 02/10/35	125	126,571
4.63%, 03/15/46	214	185,357
2.90%, 06/15/50	87	55,113
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27(a)	65	65,663
1.75%, 10/15/28	67	63,090
5.00%, 01/31/29(a)	100	102,022
2.60%, 10/01/29	168	158,750
4.98%, 08/10/30	65	66,423
4.20%, 03/01/31(a)	45	44,517
2.00%, 10/15/31(a)	137	121,073
4.47%, 10/07/32	50	49,476
4.95%, 11/21/32	95	96,595
4.55%, 06/15/33	65	64,222
5.09%, 08/10/33	80	81,567
5.20%, 01/31/34	100	102,548
4.79%, 10/07/35	100	98,816
4.90%, 02/12/36	60	59,574
4.89%, 10/07/37	50	49,282
2.80%, 10/15/41	243	177,333
5.40%, 08/10/43(a)	40	39,539
5.30%, 02/01/44	50	48,315
5.55%, 02/12/46	25	24,689
4.10%, 08/15/47	87	71,394
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28	50	51,148
5.05%, 02/19/30	25	25,396
2.60%, 11/24/31(a)	189	168,756
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. (continued)
5.20%, 09/15/34	$100	$ 99,992
5.50%, 02/19/35	25	25,519
4.45%, 08/15/45(a)	87	74,506
		11,872,632
Health Care Providers & Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	73	44,762
Adventist Health System
5.43%, 03/01/32(a)	50	50,775
5.76%, 12/01/34(a)	75	77,220
3.63%, 03/01/49	70	46,796
Adventist Health System/West, Series 2025, 4.74%, 12/01/30	100	99,027
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	80	65,433
3.39%, 10/15/49	79	55,460
Aetna, Inc.
6.63%, 06/15/36	150	161,643
6.75%, 12/15/37	175	189,086
4.50%, 05/15/42	87	72,725
4.75%, 03/15/44	76	63,960
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51(a)	82	50,226
Allina Health System, Series 2021, 2.90%, 11/15/51(a)	70	43,835
Ascension Health
3.95%, 11/15/46	157	124,751
Series 2025, 4.08%, 11/15/28	25	24,863
Series 2025, 4.29%, 11/15/30	80	79,210
Series 2025, 4.92%, 11/15/35	60	59,284
Series B, 2.53%, 11/15/29	53	49,812
Series B, 3.11%, 11/15/39	52	40,642
Banner Health
2.91%, 01/01/42	76	55,146
2.91%, 01/01/51	78	49,259
Series 2020, 3.18%, 01/01/50	63	43,063
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	65	46,456
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	72	54,337
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30(a)	63	55,949
Series 2021, 2.84%, 11/15/50	203	126,549
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(a)	86	55,809
Bon Secours Mercy Health, Inc.(a)
3.46%, 06/01/30	70	67,738
Series 2018, 4.30%, 07/01/28	64	63,954
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	80	54,133
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	70	62,549
Centene Corp.
2.45%, 07/15/28	250	232,825
4.63%, 12/15/29	700	664,498
3.38%, 02/15/30	200	180,668
3.00%, 10/15/30(a)	200	175,272
2.50%, 03/01/31(a)	350	293,704
Children’s Health System of Texas, 2.51%, 08/15/50	71	41,391
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	70	57,228
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Children’s Hospital Medical Center, 4.27%, 05/15/44	$50	$ 42,970
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	51	31,348
CHRISTUS Health, Series C, 4.34%, 07/01/28	55	54,819
Cigna Group
3.05%, 10/15/27	171	167,847
4.38%, 10/15/28	450	449,646
5.00%, 05/15/29	100	101,768
2.40%, 03/15/30	149	137,644
4.50%, 09/15/30	100	99,663
2.38%, 03/15/31	175	157,236
5.13%, 05/15/31(a)	50	51,030
4.88%, 09/15/32	150	149,782
5.40%, 03/15/33	70	71,964
5.25%, 02/15/34	350	354,303
5.25%, 01/15/36	100	100,129
4.80%, 08/15/38	171	160,773
3.20%, 03/15/40	171	132,477
4.80%, 07/15/46	214	184,682
3.88%, 10/15/47	130	97,524
4.90%, 12/15/48	307	266,549
3.40%, 03/15/50	171	116,973
3.40%, 03/15/51	100	67,763
5.60%, 02/15/54(a)	200	189,384
6.00%, 01/15/56(a)	120	120,176
CommonSpirit Health
3.35%, 10/01/29	194	185,570
4.35%, 09/01/30	40	39,392
2.78%, 10/01/30	78	71,706
5.32%, 12/01/34	145	145,236
4.83%, 09/01/35(a)	100	97,356
5.58%, 09/01/45	65	62,459
4.19%, 10/01/49	171	132,203
6.46%, 11/01/52	69	73,240
5.55%, 12/01/54	100	94,156
5.66%, 09/01/55	75	72,194
Series 2025, 4.98%, 09/01/35	45	43,910
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(a)	75	47,460
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	85	60,394
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	46	31,714
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	74	57,666
Dignity Health, 5.27%, 11/01/64(a)	74	65,666
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	61	47,893
Elevance Health, Inc.
3.65%, 12/01/27	171	169,036
4.10%, 03/01/28	200	198,666
4.00%, 09/15/28(a)	75	74,349
5.15%, 06/15/29	70	71,309
2.88%, 09/15/29	100	94,674
4.75%, 02/15/30(a)	70	70,450
2.25%, 05/15/30	136	123,911
2.55%, 03/15/31(a)	121	109,190
4.95%, 11/01/31	125	125,774
4.10%, 05/15/32	61	58,536
4.60%, 09/15/32	75	73,868
5.50%, 10/15/32	100	103,058
4.75%, 02/15/33	120	118,169
5.38%, 06/15/34	75	75,983
Security	Par (000)	Value
Health Care Providers & Services (continued)
Elevance Health, Inc. (continued)
5.20%, 02/15/35	$110	$ 109,819
5.00%, 01/15/36(a)	175	171,437
4.63%, 05/15/42	150	131,343
4.65%, 01/15/43	100	86,547
5.10%, 01/15/44	155	141,123
4.65%, 08/15/44	62	53,094
4.38%, 12/01/47	171	137,548
4.55%, 03/01/48	80	66,132
3.70%, 09/15/49	100	71,236
3.13%, 05/15/50	96	61,438
3.60%, 03/15/51	170	118,008
4.55%, 05/15/52	81	65,248
6.10%, 10/15/52	50	50,145
5.13%, 02/15/53	150	131,512
5.65%, 06/15/54	120	113,047
5.70%, 02/15/55	150	141,784
5.70%, 09/15/55(a)	100	95,089
5.85%, 11/01/64	125	119,523
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	69	49,182
Series 2020, 2.88%, 09/01/50(a)	136	84,745
Hartford HealthCare Corp., 3.45%, 07/01/54	62	45,553
HCA, Inc.
5.00%, 03/01/28	100	100,981
5.20%, 06/01/28	90	91,354
5.63%, 09/01/28	50	50,992
5.88%, 02/01/29	50	51,459
3.38%, 03/15/29	50	48,409
4.13%, 06/15/29	205	202,166
5.25%, 03/01/30	30	30,614
3.50%, 09/01/30	300	284,892
4.30%, 11/15/30	55	54,092
5.45%, 04/01/31	225	230,624
2.38%, 07/15/31	171	151,123
5.50%, 03/01/32	60	61,509
3.63%, 03/15/32	300	278,789
4.60%, 11/15/32	190	184,810
5.50%, 06/01/33	80	81,595
5.60%, 04/01/34	75	76,593
5.45%, 09/15/34	160	161,497
5.75%, 03/01/35	150	154,223
4.90%, 11/15/35	135	130,519
5.13%, 06/15/39	171	161,154
4.38%, 03/15/42	50	41,947
5.50%, 06/15/47	171	156,696
5.25%, 06/15/49	214	188,844
3.50%, 07/15/51	155	102,587
4.63%, 03/15/52	250	199,573
5.90%, 06/01/53	125	119,013
6.00%, 04/01/54	160	154,433
5.95%, 09/15/54	120	115,423
6.20%, 03/01/55	150	148,582
5.70%, 11/15/55	115	106,978
6.10%, 04/01/64(a)	100	96,538
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	70	52,225
Humana, Inc.
5.75%, 03/01/28	60	61,178
5.75%, 12/01/28	25	25,636
3.70%, 03/23/29	62	60,265
3.13%, 08/15/29(a)	112	106,560
4.88%, 04/01/30	50	49,895

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Humana, Inc. (continued)
5.38%, 04/15/31	$100	$ 101,075
2.15%, 02/03/32(a)	81	69,342
5.88%, 03/01/33(a)	50	51,089
5.95%, 03/15/34	25	25,495
5.55%, 05/01/35	200	197,762
4.63%, 12/01/42	171	140,440
4.95%, 10/01/44	87	72,833
4.80%, 03/15/47	70	55,791
5.50%, 03/15/53(a)	100	86,670
5.75%, 04/15/54	135	121,317
Icon Investments Six DAC
5.81%, 05/08/27(a)	200	201,013
5.85%, 05/08/29	200	203,923
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	87	53,869
Inova Health System Foundation, 4.07%, 05/15/52	74	57,917
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	66	47,759
IQVIA, Inc.
5.70%, 05/15/28	200	203,872
6.25%, 02/01/29	100	103,934
Johns Hopkins Health System Corp., 3.84%, 05/15/46(a)	62	48,741
Kaiser Foundation Hospitals
3.15%, 05/01/27	87	86,095
4.15%, 05/01/47	191	155,456
Series 2019, 3.27%, 11/01/49	82	56,133
Series 2021, 2.81%, 06/01/41	101	73,272
Series 2021, 3.00%, 06/01/51	116	74,296
Laboratory Corp. of America Holdings
3.60%, 09/01/27	87	86,073
2.95%, 12/01/29	75	71,083
4.35%, 04/01/30	100	99,118
2.70%, 06/01/31	49	44,595
4.55%, 04/01/32(a)	50	49,374
4.80%, 10/01/34	150	146,048
4.70%, 02/01/45	79	68,991
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	85	64,667
Series 2020, 3.19%, 07/01/49(a)	87	58,792
Series 2020, 3.34%, 07/01/60	71	45,694
Mayo Clinic
Series 2016, 4.13%, 11/15/52	75	60,200
Series 2021, 3.20%, 11/15/61(a)	66	41,503
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	74	53,292
Memorial Health Services, 3.45%, 11/01/49	62	43,592
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42(a)	70	66,840
4.13%, 07/01/52	70	56,162
Methodist Hospital, Series 20A, 2.71%, 12/01/50	77	46,797
Montefiore Obligated Group, 4.29%, 09/01/50	64	44,117
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	57	41,829
MyMichigan Health, Series 2020, 3.41%, 06/01/50(a)	47	32,838
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	73	62,382
New York and Presbyterian Hospital
2.26%, 08/01/40	87	59,704
4.02%, 08/01/45	53	43,065
2.61%, 08/01/60	87	48,012
Series 2019, 3.95%, 08/01/2119	72	48,966
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	70	54,374
Security	Par (000)	Value
Health Care Providers & Services (continued)
Northwell Healthcare, Inc. (continued)
4.26%, 11/01/47	$70	$ 56,708
3.81%, 11/01/49	57	41,719
Novant Health, Inc.
2.64%, 11/01/36	72	56,913
3.17%, 11/01/51	76	49,667
3.32%, 11/01/61(a)	76	47,561
OhioHealth Corp., 2.83%, 11/15/41	59	42,919
Orlando Health Obligated Group
4.09%, 10/01/48	29	23,102
3.33%, 10/01/50	67	46,909
PeaceHealth Obligated Group
4.34%, 11/15/28	10	9,952
4.86%, 11/15/32	15	14,929
Series 2018, 4.79%, 11/15/48(a)	79	67,965
Series 2020, 3.22%, 11/15/50	73	47,906
Piedmont Healthcare, Inc.
2.86%, 01/01/52	66	40,895
Series 2042, 2.72%, 01/01/42	58	40,694
Presbyterian Healthcare Services, 4.88%, 08/01/52	60	52,767
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32(a)	100	101,475
Series 19A, 2.53%, 10/01/29	82	76,429
Series 21A, 2.70%, 10/01/51	76	44,308
Series A, 3.93%, 10/01/48	77	58,257
Queen’s Health Systems, 4.81%, 07/01/52	67	59,243
Quest Diagnostics, Inc.
4.60%, 12/15/27	225	226,008
4.20%, 06/30/29	87	86,484
4.63%, 12/15/29	50	50,357
2.95%, 06/30/30(a)	75	70,265
2.80%, 06/30/31	71	64,805
5.00%, 12/15/34(a)	100	99,317
4.70%, 03/30/45(a)	87	77,323
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	63	42,079
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	62	38,083
Sentara Health, Series 2021, 2.93%, 11/01/51	71	44,667
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	91	55,542
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	48,745
Summa Health, 3.51%, 11/15/51	70	51,344
Sutter Health
Series 2018, 4.09%, 08/15/48	80	63,603
Series 2025, 5.21%, 08/15/32	35	35,841
Series 2025, 5.54%, 08/15/35	95	98,017
Series 20A, 2.29%, 08/15/30	66	60,131
Series 20A, 3.16%, 08/15/40(a)	62	47,718
Series 20A, 3.36%, 08/15/50(a)	59	40,861
Texas Health Resources, 2.33%, 11/15/50	58	32,461
Trinity Health Corp.(a)
Series 2019, 3.43%, 12/01/48	73	53,563
Series 2021, 2.63%, 12/01/40	83	59,580
UnitedHealth Group, Inc.
3.38%, 04/15/27	171	169,411
4.60%, 04/15/27	55	55,216
2.95%, 10/15/27	100	98,185
5.25%, 02/15/28	40	40,702
3.85%, 06/15/28	171	169,791
4.40%, 06/15/28	55	55,179
4.25%, 01/15/29	140	139,751
4.70%, 04/15/29	50	50,499
4.00%, 05/15/29	120	118,760
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
2.88%, 08/15/29	$124	$ 118,207
4.80%, 01/15/30	175	177,090
5.30%, 02/15/30	300	308,367
2.00%, 05/15/30	79	71,523
4.65%, 01/15/31	100	100,434
4.90%, 04/15/31	75	76,121
2.30%, 05/15/31	197	176,568
4.95%, 01/15/32	250	252,787
4.20%, 05/15/32	150	146,142
5.35%, 02/15/33	180	184,803
4.50%, 04/15/33	140	136,691
5.00%, 04/15/34	275	275,215
5.15%, 07/15/34	250	252,132
5.30%, 06/15/35(a)	150	153,020
4.63%, 07/15/35	97	93,857
5.80%, 03/15/36	120	125,440
6.88%, 02/15/38	74	83,306
3.50%, 08/15/39	111	89,779
2.75%, 05/15/40	75	54,552
5.95%, 02/15/41	74	76,295
3.05%, 05/15/41	116	85,991
4.63%, 11/15/41	104	92,535
3.95%, 10/15/42	53	42,858
4.25%, 03/15/43	87	72,583
5.50%, 07/15/44	250	241,249
4.75%, 07/15/45	207	180,534
4.20%, 01/15/47	130	103,722
4.25%, 04/15/47	121	96,895
3.75%, 10/15/47	87	64,345
4.25%, 06/15/48	50	39,728
4.45%, 12/15/48	171	139,554
3.70%, 08/15/49	157	112,905
2.90%, 05/15/50	121	75,325
3.25%, 05/15/51	287	189,064
4.75%, 05/15/52	250	210,450
5.88%, 02/15/53	270	265,914
5.05%, 04/15/53(a)	240	211,127
5.38%, 04/15/54(a)	225	206,906
5.63%, 07/15/54	350	333,576
5.95%, 06/15/55(a)	100	100,738
3.88%, 08/15/59	171	119,301
3.13%, 05/15/60	100	59,445
4.95%, 05/15/62	150	125,935
6.05%, 02/15/63	110	109,957
5.20%, 04/15/63	290	253,164
5.50%, 04/15/64	125	114,451
5.75%, 07/15/64	210	199,965
Universal Health Services, Inc.
4.63%, 10/15/29	50	49,417
2.65%, 10/15/30	125	112,534
2.65%, 01/15/32	75	65,339
5.05%, 10/15/34	80	76,380
UPMC, 5.38%, 05/15/43	50	47,706
WakeMed, Series A, 3.29%, 10/01/52	66	44,700
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	60	37,712
Security	Par (000)	Value
Health Care Providers & Services (continued)
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	$80	$ 68,984
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	64	37,038
		30,790,161
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29	25	23,320
4.70%, 07/01/30	50	49,682
4.90%, 12/15/30(a)	25	25,054
3.38%, 08/15/31	141	130,042
2.00%, 05/18/32	73	61,074
1.88%, 02/01/33	102	82,568
2.95%, 03/15/34	52	43,956
4.75%, 04/15/35	100	94,567
5.50%, 10/01/35	50	49,767
5.25%, 03/15/36	75	73,243
5.25%, 05/15/36	40	38,989
4.85%, 04/15/49	87	72,621
4.00%, 02/01/50	100	73,554
3.55%, 03/15/52	50	33,923
5.15%, 04/15/53(a)	70	60,810
5.63%, 05/15/54(a)	50	46,487
DOC Dr. LLC, 2.63%, 11/01/31	87	77,120
Healthcare Realty Holdings LP
3.75%, 07/01/27	50	49,518
3.10%, 02/15/30	171	160,949
2.00%, 03/15/31	50	43,416
Healthpeak OP LLC
2.13%, 12/01/28	75	70,638
3.50%, 07/15/29	107	103,406
3.00%, 01/15/30	92	86,525
2.88%, 01/15/31(a)	90	82,569
5.25%, 12/15/32	135	135,892
4.75%, 01/15/33	25	24,455
5.38%, 02/15/35	75	75,231
National Health Investors, Inc.
3.00%, 02/01/31	45	40,489
5.35%, 02/01/33	50	49,132
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	87	86,884
4.75%, 01/15/28	87	86,925
3.63%, 10/01/29	104	99,887
5.20%, 07/01/30	25	25,102
3.38%, 02/01/31	100	92,422
3.25%, 04/15/33(a)	71	62,494
Sabra Health Care LP
3.90%, 10/15/29(a)	50	48,492
3.20%, 12/01/31	87	78,556
Ventas Realty LP
3.85%, 04/01/27	50	49,688
4.00%, 03/01/28	257	254,426
4.40%, 01/15/29	100	99,426
3.00%, 01/15/30	50	47,094
4.75%, 11/15/30	50	50,087
2.50%, 09/01/31	121	107,767
5.10%, 07/15/32	50	50,275
5.63%, 07/01/34(a)	25	25,638
5.00%, 01/15/35	100	98,123
5.00%, 02/15/36(a)	35	34,212
5.70%, 09/30/43	100	98,815

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care REITs (continued)
Welltower OP LLC
2.05%, 01/15/29	$108	$ 101,582
4.13%, 03/15/29	171	170,103
3.10%, 01/15/30	171	162,688
4.50%, 07/01/30	75	75,023
2.75%, 01/15/31	100	91,960
2.80%, 06/01/31	100	91,564
2.75%, 01/15/32	87	78,233
3.85%, 06/15/32	79	75,271
5.13%, 07/01/35	75	75,280
4.95%, 09/01/48	100	89,879
		4,466,893
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
4.25%, 12/15/28(a)	50	49,407
5.70%, 06/15/32	25	25,581
5.70%, 07/01/34	75	75,782
5.50%, 04/15/35	75	74,410
Series H, 3.38%, 12/15/29	171	162,413
Series I, 3.50%, 09/15/30	100	94,003
Series J, 2.90%, 12/15/31	71	63,121
		544,717
Hotels, Restaurants & Leisure — 0.2%
Choice Hotels International, Inc.
3.70%, 12/01/29	70	67,129
3.70%, 01/15/31	50	46,919
5.85%, 08/01/34(a)	50	50,426
Darden Restaurants, Inc.
3.85%, 05/01/27(a)	100	99,259
4.35%, 10/15/27	25	24,942
4.55%, 10/15/29	25	24,955
6.30%, 10/10/33(a)	50	53,501
4.55%, 02/15/48(a)	50	40,043
Hyatt Hotels Corp.
5.05%, 03/30/28	25	25,208
4.38%, 09/15/28	276	273,930
5.25%, 06/30/29(a)	25	25,390
5.75%, 04/23/30	87	89,561
5.38%, 12/15/31(a)	45	45,545
5.75%, 03/30/32	25	25,685
5.50%, 06/30/34(a)	25	25,251
5.40%, 12/15/35(a)	50	48,973
Las Vegas Sands Corp.
5.90%, 06/01/27(a)	25	25,325
5.63%, 06/15/28	75	75,977
3.90%, 08/08/29	75	72,265
6.00%, 08/15/29(a)	25	25,693
6.00%, 06/14/30	25	25,714
6.20%, 08/15/34	100	102,469
Marriott International, Inc.
4.20%, 07/15/27	50	49,923
5.00%, 10/15/27	80	80,721
5.55%, 10/15/28	50	51,296
4.90%, 04/15/29	100	101,142
4.80%, 03/15/30	25	25,212
4.50%, 10/15/31(a)	25	24,708
5.10%, 04/15/32(a)	60	60,948
4.50%, 05/01/33	50	48,311
5.30%, 05/15/34	175	176,627
5.35%, 03/15/35	100	100,651
5.25%, 10/15/35	75	74,602
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. (continued)
5.50%, 04/15/37	$175	$ 174,234
5.10%, 05/01/38	75	71,302
Series FF, 4.63%, 06/15/30	171	171,019
Series GG, 3.50%, 10/15/32	171	157,259
Series HH, 2.85%, 04/15/31	150	137,355
Series X, 4.00%, 04/15/28	171	169,606
McDonald’s Corp.
3.50%, 07/01/27	240	237,859
3.80%, 04/01/28	71	70,497
4.80%, 08/14/28	50	50,612
5.00%, 05/17/29(a)	25	25,568
2.63%, 09/01/29	100	94,796
2.13%, 03/01/30(a)	50	45,923
4.60%, 05/15/30	50	50,452
3.60%, 07/01/30(a)	150	145,744
4.40%, 02/12/31	50	49,853
4.60%, 09/09/32(a)	50	50,090
4.95%, 08/14/33(a)	75	76,269
5.20%, 05/17/34	25	25,562
4.95%, 03/03/35	110	109,424
4.70%, 12/09/35	79	77,385
5.00%, 02/13/36(a)	50	49,788
6.30%, 10/15/37	200	219,224
6.30%, 03/01/38	171	186,441
3.70%, 02/15/42	74	59,435
3.63%, 05/01/43	25	19,188
4.60%, 05/26/45	171	147,392
4.88%, 12/09/45(a)	171	152,378
4.45%, 03/01/47	87	72,557
4.45%, 09/01/48	100	82,590
3.63%, 09/01/49	201	144,664
4.20%, 04/01/50	88	69,357
5.15%, 09/09/52(a)	100	90,350
5.45%, 08/14/53(a)	75	71,126
Sands China Ltd.
5.40%, 08/08/28	200	201,368
4.38%, 06/18/30	200	192,824
3.25%, 08/08/31	200	180,620
Starbucks Corp.
4.50%, 05/15/28	75	75,152
4.00%, 11/15/28	87	86,291
3.55%, 08/15/29	214	208,510
2.25%, 03/12/30	100	91,669
4.80%, 05/15/30	25	25,305
2.55%, 11/15/30	140	128,058
4.90%, 02/15/31	25	25,277
3.00%, 02/14/32(a)	132	120,276
4.80%, 02/15/33	100	99,612
5.00%, 02/15/34	25	25,124
5.40%, 05/15/35(a)	125	127,807
3.75%, 12/01/47	121	88,911
4.50%, 11/15/48	50	41,250
4.45%, 08/15/49	75	61,128
3.35%, 03/12/50	171	115,252
3.50%, 11/15/50	140	96,584
		7,434,618
Household Durables — 0.0%
DR Horton, Inc.
1.40%, 10/15/27	171	163,662
4.85%, 10/15/30	25	25,204
5.00%, 10/15/34(a)	100	98,681
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Durables (continued)
DR Horton, Inc. (continued)
5.50%, 10/15/35	$50	$ 50,736
Leggett & Platt, Inc.
3.50%, 11/15/27	70	68,502
4.40%, 03/15/29(a)	71	69,316
3.50%, 11/15/51	55	34,166
Lennar Corp.
4.75%, 11/29/27	141	141,216
5.20%, 07/30/30(a)	75	75,896
Meritage Homes Corp.
5.13%, 06/06/27(a)	75	75,212
5.65%, 03/15/35	50	49,945
NVR, Inc., 3.00%, 05/15/30	100	94,159
PulteGroup, Inc.
4.25%, 03/01/31	25	24,433
7.88%, 06/15/32	171	195,653
4.90%, 03/01/36	25	24,152
Sekisui House U.S., Inc.
3.85%, 01/15/30	50	47,662
2.50%, 01/15/31	70	61,867
6.00%, 01/15/43	71	64,745
Toll Brothers Finance Corp.
4.35%, 02/15/28	75	74,678
3.80%, 11/01/29	50	48,637
5.60%, 06/15/35(a)	75	76,478
		1,565,000
Household Products — 0.0%
Avery Dennison Corp.
2.65%, 04/30/30	75	69,328
2.25%, 02/15/32	87	75,576
5.75%, 03/15/33	90	93,686
Church & Dwight Co., Inc.
3.15%, 08/01/27	50	49,298
2.30%, 12/15/31	171	151,684
5.60%, 11/15/32	140	147,215
3.95%, 08/01/47	50	39,145
5.00%, 06/15/52	50	44,795
Clorox Co.
3.10%, 10/01/27	87	85,308
1.80%, 05/15/30(a)	50	44,745
4.60%, 05/01/32	75	74,370
Kimberly-Clark Corp.
1.05%, 09/15/27	100	95,776
3.20%, 04/25/29	50	48,552
3.10%, 03/26/30	100	95,342
2.00%, 11/02/31(a)	75	66,565
4.50%, 02/16/33	100	99,909
5.30%, 03/01/41(a)	87	86,658
3.20%, 07/30/46	74	51,701
2.88%, 02/07/50	140	90,384
		1,510,037
Industrial Conglomerates — 0.1%
3M Co.
2.88%, 10/15/27(a)	130	127,450
3.38%, 03/01/29	61	59,360
2.38%, 08/26/29	169	158,463
4.80%, 03/15/30	25	25,268
5.15%, 03/15/35	25	25,148
3.13%, 09/19/46	87	58,360
3.63%, 10/15/47	104	75,218
4.00%, 09/14/48(a)	150	115,362
Security	Par (000)	Value
Industrial Conglomerates (continued)
3M Co. (continued)
3.25%, 08/26/49	$175	$ 117,055
3.70%, 04/15/50	87	62,682
Eaton Corp.
3.10%, 09/15/27	118	116,279
3.95%, 03/06/29	200	198,003
4.00%, 11/02/32(a)	75	72,691
4.15%, 03/15/33(a)	100	97,217
4.15%, 11/02/42(a)	187	160,429
4.70%, 08/23/52(a)	60	52,524
5.45%, 03/06/56	200	193,601
Illinois Tool Works, Inc.
4.88%, 09/15/41	181	170,851
3.90%, 09/01/42	75	62,605
Parker-Hannifin Corp.
4.25%, 09/15/27	120	120,049
3.25%, 06/14/29	341	330,299
4.50%, 09/15/29(a)	100	100,579
4.20%, 11/21/34	87	83,256
4.45%, 11/21/44	50	43,246
4.10%, 03/01/47	87	70,030
4.00%, 06/14/49	87	67,765
Pentair Finance SARL, 5.90%, 07/15/32	100	104,600
Teledyne Technologies, Inc., 2.75%, 04/01/31	171	156,529
Textron, Inc.
3.38%, 03/01/28	50	49,105
3.90%, 09/17/29	50	48,936
3.00%, 06/01/30	171	160,972
2.45%, 03/15/31	100	90,046
5.50%, 05/15/35	50	50,867
4.95%, 03/15/36(a)	75	72,918
		3,497,763
Insurance — 0.7%
Aegon Ltd., (6-mo. SOFR US + 3.97%), 5.50%, 04/11/48(c)	200	199,552
Aflac, Inc.
3.60%, 04/01/30(a)	150	145,391
4.00%, 10/15/46	50	39,203
4.75%, 01/15/49	87	74,722
Alleghany Corp.
3.63%, 05/15/30	121	117,422
3.25%, 08/15/51	171	112,508
Allstate Corp.
5.05%, 06/24/29(a)	50	50,983
1.45%, 12/15/30	100	86,827
5.25%, 03/30/33(a)	20	20,430
5.55%, 05/09/35	160	165,397
4.50%, 06/15/43	53	45,040
4.20%, 12/15/46	100	79,302
3.85%, 08/10/49	171	126,842
American Financial Group, Inc.
5.00%, 09/23/35	35	33,576
4.50%, 06/15/47	80	64,367
American International Group, Inc.
4.85%, 05/07/30	25	25,251
5.13%, 03/27/33	70	70,675
3.88%, 01/15/35	100	91,847
5.45%, 05/07/35(a)	140	142,797
4.50%, 07/16/44	50	42,748
4.80%, 07/10/45	100	88,356
4.75%, 04/01/48(a)	171	148,378

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
American International Group, Inc. (continued)
4.38%, 06/30/50	$87	$ 70,466
American National Group, Inc.
5.00%, 06/15/27	50	49,725
5.75%, 10/01/29	75	75,774
6.00%, 07/15/35(a)	100	97,489
Aon Corp.
4.50%, 12/15/28(a)	171	171,786
3.75%, 05/02/29	171	167,830
2.80%, 05/15/30	100	93,109
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	55	54,055
2.05%, 08/23/31(a)	87	75,962
2.60%, 12/02/31	59	52,625
5.00%, 09/12/32	170	170,996
5.35%, 02/28/33	25	25,603
2.90%, 08/23/51	100	60,661
3.90%, 02/28/52	131	95,525
Aon Global Ltd.
4.60%, 06/14/44	87	73,718
4.75%, 05/15/45	87	75,032
Aon North America, Inc.
5.15%, 03/01/29(a)	100	102,126
5.30%, 03/01/31	100	102,031
5.45%, 03/01/34	200	204,247
5.75%, 03/01/54	195	187,888
Arch Capital Finance LLC, 5.03%, 12/15/46	75	67,652
Arch Capital Group Ltd., 3.64%, 06/30/50	100	71,534
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	66	60,924
Arthur J Gallagher & Co.
4.60%, 12/15/27	70	70,192
4.85%, 12/15/29	50	50,534
2.40%, 11/09/31(a)	87	76,417
5.00%, 02/15/32	40	40,095
5.45%, 07/15/34(a)	300	304,733
5.15%, 02/15/35	150	148,785
3.50%, 05/20/51	112	76,616
5.75%, 03/02/53	66	63,229
6.75%, 02/15/54	70	75,588
5.75%, 07/15/54	60	57,552
5.55%, 02/15/55(a)	180	168,033
Assurant, Inc., 5.55%, 02/15/36	50	50,101
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28	100	103,514
3.15%, 06/15/31	50	46,316
3.60%, 09/15/51	25	16,878
Athene Holding Ltd.
4.13%, 01/12/28	75	74,055
6.15%, 04/03/30(a)	100	103,210
6.65%, 02/01/33	100	103,938
5.88%, 01/15/34(a)	200	199,200
3.95%, 05/25/51	66	44,639
3.45%, 05/15/52(a)	50	30,264
6.25%, 04/01/54	150	137,638
6.63%, 05/19/55(a)	105	101,150
(5-year CMT + 2.61%), 6.63%, 10/15/54(c)	35	32,327
AXIS Specialty Finance LLC
3.90%, 07/15/29(a)	50	49,026
(5-year CMT + 3.19%), 4.90%, 01/15/40(c)	50	47,961
AXIS Specialty Finance PLC, 4.00%, 12/06/27	25	24,830
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30(a)	87	79,800
Security	Par (000)	Value
Insurance (continued)
Berkshire Hathaway Finance Corp. (continued)
1.45%, 10/15/30(a)	$155	$ 137,661
2.88%, 03/15/32(a)	150	138,900
4.40%, 05/15/42	74	66,111
4.30%, 05/15/43(a)	87	76,230
4.20%, 08/15/48	250	203,767
4.25%, 01/15/49	221	181,372
2.85%, 10/15/50	196	123,032
2.50%, 01/15/51(a)	132	77,042
3.85%, 03/15/52	250	188,693
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	100	90,808
Brighthouse Financial, Inc.
3.70%, 06/22/27(a)	300	293,920
5.63%, 05/15/30(a)	71	70,647
4.70%, 06/22/47	103	70,038
3.85%, 12/22/51	50	27,793
Brown & Brown, Inc.
4.70%, 06/23/28	50	50,145
4.90%, 06/23/30	200	199,729
2.38%, 03/15/31	171	150,465
4.20%, 03/17/32	100	94,392
5.25%, 06/23/32	50	49,862
5.65%, 06/11/34	50	50,425
5.55%, 06/23/35	155	154,794
4.95%, 03/17/52(a)	65	54,170
6.25%, 06/23/55(a)	80	79,774
Chubb INA Holdings LLC
4.65%, 08/15/29	75	75,843
1.38%, 09/15/30	346	302,029
5.00%, 03/15/34(a)	200	201,111
4.90%, 08/15/35	145	142,769
6.70%, 05/15/36(a)	150	168,340
6.00%, 05/11/37	50	53,346
4.15%, 03/13/43	53	44,597
4.35%, 11/03/45	150	126,289
2.85%, 12/15/51(a)	87	54,059
3.05%, 12/15/61(a)	59	35,430
Series 1, 6.50%, 05/15/38	74	81,973
Cincinnati Financial Corp., 6.13%, 11/01/34	50	52,481
CNA Financial Corp.
3.45%, 08/15/27	100	98,601
3.90%, 05/01/29	87	85,172
2.05%, 08/15/30(a)	50	44,481
5.13%, 02/15/34	75	73,835
5.20%, 08/15/35	50	48,927
CNO Financial Group, Inc.
5.25%, 05/30/29	120	120,233
6.45%, 06/15/34(a)	75	77,390
Corebridge Financial, Inc.
3.65%, 04/05/27	75	74,320
3.85%, 04/05/29	175	170,841
3.90%, 04/05/32(a)	175	164,114
6.05%, 09/15/33	50	52,268
5.75%, 01/15/34(a)	50	51,284
4.35%, 04/05/42	75	61,637
4.40%, 04/05/52(a)	175	136,319
(5-year CMT + 3.85%), 6.88%, 12/15/52(a)(c)	125	125,946
Enstar Group Ltd., 3.10%, 09/01/31	124	109,413
Equitable Holdings, Inc.
4.35%, 04/20/28	114	113,730
5.59%, 01/11/33	150	152,998
5.00%, 04/20/48	149	128,964
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Essent Group Ltd., 6.25%, 07/01/29	$25	$ 25,861
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	50	42,290
3.50%, 10/15/50	87	57,717
3.13%, 10/15/52	155	93,481
F&G Annuities & Life, Inc.
7.40%, 01/13/28	50	50,890
6.50%, 06/04/29	65	65,272
6.25%, 10/04/34(a)	75	71,184
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	100	100,376
4.63%, 04/29/30	171	170,195
3.38%, 03/03/31	75	69,833
5.63%, 08/16/32	80	82,070
5.75%, 05/20/35(a)	100	102,486
6.35%, 03/22/54	135	136,030
6.10%, 03/15/55	50	48,871
Fidelity National Financial, Inc.
3.40%, 06/15/30	87	81,804
2.45%, 03/15/31	75	66,148
3.20%, 09/17/51	58	35,182
First American Financial Corp.
4.00%, 05/15/30	50	47,683
2.40%, 08/15/31	78	67,119
5.45%, 09/30/34	50	49,004
Globe Life, Inc.
4.55%, 09/15/28	50	49,931
2.15%, 08/15/30(a)	40	35,898
4.80%, 06/15/32	50	49,483
5.85%, 09/15/34	25	25,756
Hanover Insurance Group, Inc.
2.50%, 09/01/30(a)	87	78,880
5.50%, 09/01/35	25	24,783
Hartford Insurance Group, Inc.
2.80%, 08/19/29	87	82,382
5.95%, 10/15/36	100	105,660
6.10%, 10/01/41	74	77,698
4.30%, 04/15/43	25	20,995
4.40%, 03/15/48	50	41,264
3.60%, 08/19/49	100	71,826
2.90%, 09/15/51(a)	71	44,001
Horace Mann Educators Corp., 4.70%, 10/01/30	50	49,206
Jackson Financial, Inc.
3.13%, 11/23/31(a)	171	152,134
4.00%, 11/23/51	50	33,301
Kemper Corp.(a)
2.40%, 09/30/30	25	21,850
3.80%, 02/23/32	74	66,804
Lincoln National Corp.
3.80%, 03/01/28	57	56,289
3.40%, 01/15/31(a)	100	93,118
3.40%, 03/01/32(a)	50	45,334
5.85%, 03/15/34	25	25,442
5.35%, 11/15/35(a)	50	48,735
6.30%, 10/09/37	87	89,417
4.35%, 03/01/48	35	26,227
Loews Corp.
3.20%, 05/15/30	114	108,181
4.94%, 04/01/36(a)	50	48,930
4.13%, 05/15/43	50	41,413
Manulife Financial Corp.
2.48%, 05/19/27	171	167,481
3.70%, 03/16/32	67	63,425
Security	Par (000)	Value
Insurance (continued)
Manulife Financial Corp. (continued)
4.99%, 12/11/35	$75	$ 73,270
5.38%, 03/04/46	121	114,774
Markel Group, Inc.
3.35%, 09/17/29	82	78,560
5.00%, 04/05/46	50	43,865
4.30%, 11/01/47	80	62,070
5.00%, 05/20/49	75	64,064
4.15%, 09/17/50	87	64,945
3.45%, 05/07/52	75	49,176
6.00%, 05/16/54	40	38,932
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27	85	85,387
4.38%, 03/15/29	171	171,336
4.65%, 03/15/30	75	75,535
2.25%, 11/15/30	109	98,580
4.85%, 11/15/31(a)	175	176,427
2.38%, 12/15/31	65	57,790
5.75%, 11/01/32	50	52,706
5.40%, 09/15/33(a)	50	51,562
5.15%, 03/15/34	225	227,673
5.00%, 03/15/35	285	283,801
4.95%, 03/15/36	50	49,527
5.35%, 11/15/44	50	47,338
4.35%, 01/30/47	87	71,120
4.20%, 03/01/48	87	69,645
4.90%, 03/15/49	71	62,644
2.90%, 12/15/51(a)	52	31,975
6.25%, 11/01/52	25	26,247
5.45%, 03/15/53	75	70,810
5.70%, 09/15/53	100	97,968
5.45%, 03/15/54	25	23,527
5.40%, 03/15/55	175	164,085
MetLife, Inc.
4.55%, 03/23/30(a)	171	171,822
5.38%, 07/15/33(a)	50	51,581
6.38%, 06/15/34	257	280,144
5.30%, 12/15/34	110	112,547
5.70%, 06/15/35	150	156,891
5.88%, 02/06/41	100	101,993
4.13%, 08/13/42	75	61,685
4.88%, 11/13/43	200	179,096
4.72%, 12/15/44	50	43,527
4.05%, 03/01/45(a)	87	69,897
4.60%, 05/13/46	200	173,208
5.00%, 07/15/52(a)	110	97,204
5.25%, 01/15/54(a)	150	137,878
Series G, (5-year CMT + 2.08%), 6.35%, 03/15/55(c)	50	50,738
NMI Holdings, Inc., 6.00%, 08/15/29	25	25,557
Old Republic International Corp.
5.75%, 03/28/34	25	25,510
3.85%, 06/11/51	70	49,107
PartnerRe Finance B LLC
3.70%, 07/02/29(a)	25	24,302
(5-year CMT + 3.82%), 4.50%, 10/01/50(c)	50	47,867
Primerica, Inc., 2.80%, 11/19/31	74	66,175
Principal Financial Group, Inc.
3.70%, 05/15/29	100	97,575
2.13%, 06/15/30(a)	100	90,282
5.38%, 03/15/33	40	40,839
4.63%, 09/15/42	50	43,505
4.30%, 11/15/46	87	70,830

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Principal Financial Group, Inc. (continued)
5.50%, 03/15/53	$45	$ 41,938
Progressive Corp.
4.00%, 03/01/29	75	74,656
4.60%, 03/26/31	30	30,069
3.00%, 03/15/32	145	132,587
4.95%, 06/15/33	40	40,541
5.15%, 03/26/36	45	45,063
4.35%, 04/25/44	74	62,368
3.70%, 01/26/45	70	53,294
4.13%, 04/15/47	87	69,422
4.20%, 03/15/48	87	69,838
3.70%, 03/15/52	60	43,610
Prudential Financial, Inc.
3.88%, 03/27/28(a)	120	119,144
5.20%, 03/14/35	200	201,542
3.00%, 03/10/40	71	53,506
4.60%, 05/15/44	87	75,107
3.91%, 12/07/47	87	65,546
4.42%, 03/27/48	100	81,322
3.94%, 12/07/49	156	116,230
4.35%, 02/25/50	171	137,241
3.70%, 03/13/51	100	71,592
(3-mo. SOFR US + 2.64%), 4.50%, 09/15/47(a)(c)	100	97,541
(3-mo. SOFR US + 2.93%), 5.70%, 09/15/48(c)	171	169,371
(5-year CMT + 2.85%), 6.75%, 03/01/53(c)	150	155,222
(5-year CMT + 3.04%), 3.70%, 10/01/50(c)	96	87,210
(5-year CMT + 3.16%), 5.13%, 03/01/52(c)	107	102,386
Prudential Funding Asia PLC
3.13%, 04/14/30	171	162,226
3.63%, 03/24/32	87	81,712
Reinsurance Group of America, Inc.
3.90%, 05/15/29	82	80,178
3.15%, 06/15/30	100	93,462
6.00%, 09/15/33	20	20,767
5.75%, 09/15/34	75	76,186
(5-year CMT + 2.39%), 6.65%, 09/15/55(a)(c)	50	49,777
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	100	96,376
5.75%, 06/05/33	60	61,596
5.80%, 04/01/35	25	25,570
RLI Corp., 5.38%, 06/01/36	25	24,065
Selective Insurance Group, Inc.
5.90%, 04/15/35	50	51,400
5.38%, 03/01/49	25	22,352
Stewart Information Services Corp., 3.60%, 11/15/31	50	44,204
Travelers Cos., Inc.
5.05%, 07/24/35	60	60,096
6.75%, 06/20/36	87	98,259
6.25%, 06/15/37	87	95,179
5.35%, 11/01/40	200	197,893
4.60%, 08/01/43	148	130,464
4.30%, 08/25/45	87	71,969
4.00%, 05/30/47	87	68,258
4.10%, 03/04/49	87	68,732
3.05%, 06/08/51	50	32,161
5.45%, 05/25/53	40	38,257
5.70%, 07/24/55(a)	75	74,470
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	74	82,165
Unum Group
4.00%, 06/15/29	71	69,585
Security	Par (000)	Value
Insurance (continued)
Unum Group (continued)
5.25%, 12/15/35	$25	$ 24,451
5.75%, 08/15/42	87	84,622
4.50%, 12/15/49	37	29,249
4.13%, 06/15/51(a)	75	55,206
6.00%, 06/15/54	45	42,467
W.R. Berkley Corp.
4.00%, 05/12/50	87	65,674
3.55%, 03/30/52(a)	87	59,779
Willis North America, Inc.
4.65%, 06/15/27	71	71,117
4.50%, 09/15/28	207	206,713
2.95%, 09/15/29	50	47,347
4.55%, 03/15/31	75	73,900
5.35%, 05/15/33(a)	40	40,419
5.15%, 03/15/36	45	43,823
5.05%, 09/15/48	50	43,402
3.88%, 09/15/49	100	72,396
5.90%, 03/05/54	75	72,799
XL Group Ltd., 5.25%, 12/15/43	25	23,088
		25,808,099
Interactive Media & Services — 0.3%
Alphabet, Inc.
0.80%, 08/15/27(a)	118	113,243
3.88%, 11/15/28	45	44,854
3.70%, 02/15/29	255	252,808
4.00%, 05/15/30	105	104,217
1.10%, 08/15/30(a)	162	142,453
4.10%, 11/15/30	200	198,637
4.10%, 02/15/31	235	233,367
4.38%, 11/15/32	85	84,514
4.40%, 02/15/33	190	187,634
4.50%, 05/15/35	150	147,536
4.70%, 11/15/35	425	419,875
4.80%, 02/15/36	375	373,394
1.90%, 08/15/40(a)	159	106,093
5.35%, 11/15/45	225	220,003
5.50%, 02/15/46	320	317,429
2.05%, 08/15/50(a)	340	182,405
5.25%, 05/15/55	170	160,516
5.45%, 11/15/55	480	464,737
5.65%, 02/15/56	175	174,437
2.25%, 08/15/60(a)	257	129,240
5.30%, 05/15/65	170	157,357
5.75%, 02/15/66	225	222,827
5.70%, 11/15/75	370	358,592
Meta Platforms, Inc.
3.50%, 08/15/27	375	372,246
4.60%, 05/15/28	160	161,763
4.30%, 08/15/29	110	110,491
4.80%, 05/15/30	60	60,933
4.20%, 11/15/30	450	445,634
4.55%, 08/15/31	100	100,416
3.85%, 08/15/32	415	396,110
4.60%, 11/15/32	470	465,389
4.95%, 05/15/33	60	60,509
4.75%, 08/15/34(a)	325	321,462
4.88%, 11/15/35	805	789,738
5.50%, 11/15/45	600	567,789
4.45%, 08/15/52	140	110,133
5.60%, 05/15/53	360	335,885
5.40%, 08/15/54	360	326,072
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interactive Media & Services (continued)
Meta Platforms, Inc. (continued)
5.63%, 11/15/55	$790	$ 740,538
4.65%, 08/15/62	200	154,836
5.75%, 05/15/63(a)	210	195,432
5.55%, 08/15/64	340	305,578
5.75%, 11/15/65	540	501,554
Netflix, Inc.
5.88%, 11/15/28	200	208,072
6.38%, 05/15/29	200	211,945
5.40%, 08/15/54(a)	150	145,267
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	180,505
Weibo Corp., 3.38%, 07/08/30(a)	200	187,845
		12,252,310
Internet Software & Services — 0.4%
Airbnb, Inc.
4.40%, 03/16/29	75	74,901
4.65%, 03/16/31	75	74,831
5.25%, 03/16/36	75	75,076
Alibaba Group Holding Ltd.
3.40%, 12/06/27(a)	200	197,424
4.88%, 05/26/30(a)	200	204,716
4.50%, 11/28/34	250	244,500
5.25%, 05/26/35(a)	200	205,890
2.70%, 02/09/41(a)	200	147,036
4.20%, 12/06/47(a)	249	205,664
3.15%, 02/09/51	284	190,584
3.25%, 02/09/61	200	127,130
Amazon.com, Inc.
3.30%, 04/13/27	250	248,116
1.20%, 06/03/27	341	330,150
3.15%, 08/22/27	450	444,555
3.85%, 03/13/28	325	323,963
1.65%, 05/12/28	291	276,870
3.90%, 11/20/28	235	233,996
4.00%, 03/13/29	325	323,357
3.45%, 04/13/29	238	233,350
4.65%, 12/01/29	400	405,984
1.50%, 06/03/30	211	188,476
4.10%, 11/20/30	325	321,192
4.25%, 03/13/31	425	421,868
2.10%, 05/12/31	341	305,585
3.60%, 04/13/32	354	337,302
4.70%, 12/01/32	400	404,586
4.55%, 03/13/33	185	183,219
4.35%, 03/20/33	170	166,912
4.80%, 12/05/34(a)	204	206,218
4.65%, 11/20/35	410	402,025
4.88%, 03/13/36	380	376,537
3.88%, 08/22/37	296	266,400
2.88%, 05/12/41	240	176,827
4.95%, 12/05/44(a)	137	128,032
5.65%, 03/13/46	250	249,135
4.05%, 08/22/47	400	319,845
2.50%, 06/03/50(a)	271	158,201
3.10%, 05/12/51	400	261,389
3.95%, 04/13/52	304	233,090
5.45%, 11/20/55(a)	350	334,344
5.80%, 03/13/56	270	269,783
4.25%, 08/22/57	341	266,054
2.70%, 06/03/60	221	120,659
Security	Par (000)	Value
Internet Software & Services (continued)
Amazon.com, Inc. (continued)
3.25%, 05/12/61	$221	$ 137,086
4.10%, 04/13/62	121	90,248
5.55%, 11/20/65	225	212,589
5.95%, 03/13/66	170	170,557
6.05%, 03/13/76	325	323,095
AppLovin Corp.
5.13%, 12/01/29	100	100,580
5.38%, 12/01/31	35	35,343
5.50%, 12/01/34	70	69,421
5.95%, 12/01/54	150	136,251
eBay, Inc.
3.60%, 06/05/27	171	169,477
4.25%, 03/06/29	25	24,869
2.70%, 03/11/30	171	159,096
2.60%, 05/10/31	201	181,390
5.13%, 11/06/35(a)	50	49,312
4.00%, 07/15/42	100	80,190
3.65%, 05/10/51	87	61,166
Expedia Group, Inc.
4.63%, 08/01/27	100	100,082
3.80%, 02/15/28	130	128,242
3.25%, 02/15/30(a)	192	181,428
2.95%, 03/15/31	54	49,472
5.40%, 02/15/35(a)	75	74,405
JD.com, Inc., 3.38%, 01/14/30	200	193,418
MercadoLibre, Inc., 4.90%, 01/15/33	50	48,393
Uber Technologies, Inc.
4.30%, 01/15/30	200	198,315
4.15%, 01/15/31	100	97,779
4.80%, 09/15/34	150	146,851
4.80%, 09/15/35	100	97,035
5.35%, 09/15/54(a)	175	161,143
VeriSign, Inc.
4.75%, 07/15/27	171	171,022
2.70%, 06/15/31	75	67,149
5.25%, 06/01/32	25	25,180
		14,406,356
IT Services — 0.3%
Accenture Capital, Inc.
3.90%, 10/04/27	80	79,853
4.05%, 10/04/29	125	124,149
4.25%, 10/04/31	140	138,351
4.50%, 10/04/34(a)	200	193,370
Amdocs Ltd., 2.54%, 06/15/30	50	45,219
Booz Allen Hamilton, Inc., 5.95%, 04/15/35(a)	100	100,815
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29	87	81,376
2.60%, 05/01/31	79	70,353
CGI, Inc.
4.95%, 03/14/30	50	50,259
2.30%, 09/14/31	87	76,042
DXC Technology Co., 2.38%, 09/15/28(a)	71	66,672
Fidelity National Information Services, Inc.
1.65%, 03/01/28	118	111,675
4.45%, 03/10/28	85	84,762
4.55%, 03/10/29	150	149,293
2.25%, 03/01/31(a)	50	44,267
4.80%, 03/10/31	125	124,019
5.10%, 07/15/32	100	99,645
3.10%, 03/01/41	89	63,942

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
Fidelity National Information Services, Inc. (continued)
4.50%, 08/15/46	$100	$ 81,436
Fiserv, Inc.
2.25%, 06/01/27	307	298,774
5.45%, 03/02/28	60	60,852
5.38%, 08/21/28	50	50,780
4.20%, 10/01/28	171	169,027
3.50%, 07/01/29	381	364,923
4.75%, 03/15/30	50	49,549
2.65%, 06/01/30	164	149,331
4.55%, 02/15/31	140	137,058
5.35%, 03/15/31	50	50,491
5.60%, 03/02/33	40	40,419
5.63%, 08/21/33	150	151,406
5.45%, 03/15/34(a)	100	99,503
5.15%, 08/12/34	100	97,130
5.25%, 08/11/35(a)	125	121,564
4.40%, 07/01/49	303	229,102
Fortinet, Inc., 2.20%, 03/15/31	152	135,109
Gartner, Inc., 5.60%, 11/20/35(a)	25	23,713
Genpact U.K. Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	25	24,482
IBM International Capital Pte. Ltd.
4.60%, 02/05/29	100	100,602
4.75%, 02/05/31(a)	100	100,133
4.90%, 02/05/34	100	98,667
5.25%, 02/05/44	100	91,962
5.30%, 02/05/54	100	88,853
International Business Machines Corp.
1.70%, 05/15/27	289	280,991
4.15%, 07/27/27	100	99,811
4.50%, 02/06/28	250	250,858
4.65%, 02/10/28	100	100,618
4.00%, 02/03/29	100	98,990
3.50%, 05/15/29	381	370,366
4.80%, 02/10/30	100	101,098
1.95%, 05/15/30	121	109,269
4.30%, 02/03/31	100	98,483
2.72%, 02/09/32	180	161,361
5.00%, 02/10/32	100	100,997
4.40%, 07/27/32	100	97,973
5.88%, 11/29/32(a)	87	92,353
4.60%, 02/03/33	100	98,073
4.75%, 02/06/33	100	99,379
5.20%, 02/10/35	100	100,516
4.95%, 02/03/36	100	97,412
4.15%, 05/15/39	350	303,583
2.85%, 05/15/40	345	249,385
4.00%, 06/20/42	148	120,091
4.70%, 02/19/46	150	127,778
4.25%, 05/15/49	330	254,309
2.95%, 05/15/50	116	71,040
4.90%, 07/27/52(a)	100	84,208
5.10%, 02/06/53(a)	100	86,982
5.70%, 02/10/55(a)	100	94,426
5.80%, 02/03/56	100	95,562
Kyndryl Holdings, Inc.
2.70%, 10/15/28	25	23,124
3.15%, 10/15/31	50	41,682
4.10%, 10/15/41	171	119,073
Leidos, Inc.
4.10%, 03/15/29	70	69,307
Security	Par (000)	Value
IT Services (continued)
Leidos, Inc. (continued)
4.38%, 05/15/30	$100	$ 98,384
2.30%, 02/15/31	130	115,689
5.50%, 03/15/35	50	50,811
5.00%, 03/15/36(a)	75	72,511
Paychex, Inc.
5.10%, 04/15/30	200	201,793
5.35%, 04/15/32	200	201,009
5.60%, 04/15/35(a)	150	150,648
		9,508,871
Leisure Products — 0.0%
Brunswick Corp.(a)
2.40%, 08/18/31	66	57,229
4.40%, 09/15/32	75	70,562
Harley-Davidson, Inc., 4.63%, 07/28/45	25	19,445
Hasbro, Inc.
3.50%, 09/15/27	25	24,743
3.90%, 11/19/29	75	73,198
6.05%, 05/14/34	25	26,058
6.35%, 03/15/40(a)	87	90,600
5.10%, 05/15/44	60	54,398
Mattel, Inc.
5.00%, 11/17/30(a)	70	69,569
5.45%, 11/01/41	30	27,165
Polaris, Inc., 5.60%, 03/01/31	60	59,462
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	120	118,062
4.75%, 05/15/33	100	96,556
5.38%, 01/15/36(a)	175	171,928
5.25%, 02/27/38	100	95,131
		1,054,106
Machinery — 0.3%
AGCO Corp., 5.80%, 03/21/34	50	51,085
Caterpillar Financial Services Corp.
5.00%, 05/14/27	50	50,485
3.60%, 08/12/27	100	99,435
1.10%, 09/14/27(a)	100	95,962
4.40%, 10/15/27	75	75,353
4.60%, 11/15/27	125	126,070
3.70%, 01/10/28(a)	50	49,727
4.40%, 03/03/28	50	50,247
3.95%, 11/14/28	100	99,521
3.75%, 02/23/29	75	74,103
4.85%, 02/27/29	50	50,878
4.38%, 08/16/29(a)	50	50,166
4.70%, 11/15/29	150	152,062
4.80%, 01/08/30(a)	25	25,577
4.15%, 01/08/31	50	49,532
Series K, 4.10%, 08/15/28	50	49,956
Caterpillar, Inc.
2.60%, 09/19/29(a)	70	66,372
2.60%, 04/09/30	87	81,635
1.90%, 03/12/31	157	139,736
5.20%, 05/15/35(a)	250	256,106
5.20%, 05/27/41	206	203,667
3.80%, 08/15/42	200	164,990
3.25%, 09/19/49	171	118,382
3.25%, 04/09/50	171	118,965
5.50%, 05/15/55(a)	50	49,983
CNH Industrial Capital LLC
4.50%, 10/08/27	75	74,967
4.75%, 03/21/28	45	45,188
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
CNH Industrial Capital LLC (continued)
4.55%, 04/10/28(a)	$40	$ 40,033
5.50%, 01/12/29	100	102,486
5.10%, 04/20/29	50	50,602
4.50%, 10/16/30	50	49,360
4.38%, 03/07/31	25	24,414
CNH Industrial NV, 3.85%, 11/15/27	25	24,745
Deere & Co.
5.38%, 10/16/29	200	207,500
3.10%, 04/15/30	87	83,057
5.45%, 01/16/35	125	129,854
3.90%, 06/09/42	171	144,327
2.88%, 09/07/49(a)	68	44,513
3.75%, 04/15/50	100	76,264
5.70%, 01/19/55(a)	50	50,966
Deere Funding Canada Corp., 4.15%, 10/09/30	50	49,357
Dover Corp.
2.95%, 11/04/29	60	56,854
5.38%, 03/01/41	25	25,028
Eaton Capital ULC, 4.45%, 05/09/30	200	199,830
Flowserve Corp.
3.50%, 10/01/30	25	23,517
2.80%, 01/15/32	70	61,790
GE Vernova, Inc.
4.25%, 02/04/31	50	49,432
4.88%, 02/04/36(a)	80	79,289
5.50%, 02/04/56	30	28,860
IDEX Corp.
3.00%, 05/01/30	75	70,435
2.63%, 06/15/31	67	60,454
Ingersoll Rand, Inc.
5.20%, 06/15/27	50	50,433
5.18%, 06/15/29	50	51,186
5.70%, 08/14/33	200	207,777
5.45%, 06/15/34	50	51,054
5.70%, 06/15/54(a)	100	97,667
John Deere Capital Corp.
4.90%, 06/11/27	75	75,741
4.20%, 07/15/27	145	145,456
2.80%, 09/08/27	25	24,567
4.15%, 09/15/27(a)	100	100,176
3.05%, 01/06/28	75	73,719
4.65%, 01/07/28	50	50,457
4.75%, 01/20/28(a)	50	50,664
1.50%, 03/06/28	87	82,892
4.95%, 07/14/28(a)	85	86,647
4.50%, 01/16/29(a)	120	121,144
3.45%, 03/07/29	100	98,068
3.35%, 04/18/29	61	59,416
4.85%, 06/11/29	75	76,376
2.80%, 07/18/29	110	105,145
4.85%, 10/11/29(a)	50	51,297
2.45%, 01/09/30	75	70,397
4.70%, 06/10/30	110	111,452
4.38%, 10/15/30(a)	100	99,853
1.45%, 01/15/31(a)	155	136,074
4.90%, 03/07/31(a)	50	51,041
2.00%, 06/17/31	200	177,418
4.40%, 09/08/31	150	149,818
3.90%, 06/07/32	100	96,840
4.35%, 09/15/32	100	99,178
5.10%, 04/11/34	250	254,534
Security	Par (000)	Value
Machinery (continued)
John Deere Capital Corp. (continued)
5.05%, 06/12/34(a)	$75	$ 76,161
Series I, 4.25%, 06/05/28	75	75,237
Series I, 3.90%, 03/09/29(a)	50	49,679
Series I, 4.55%, 06/05/30	75	75,506
Series I, 4.20%, 03/10/31	35	34,668
Kennametal, Inc., 2.80%, 03/01/31	55	49,691
Nordson Corp.
4.50%, 12/15/29	75	74,831
5.80%, 09/15/33(a)	25	25,986
nVent Finance SARL
4.55%, 04/15/28	50	49,883
2.75%, 11/15/31	65	57,770
5.65%, 05/15/33	40	41,013
Otis Worldwide Corp.
2.29%, 04/05/27	75	73,567
5.25%, 08/16/28	30	30,620
2.57%, 02/15/30(a)	171	158,747
5.13%, 09/04/35(a)	30	29,922
3.11%, 02/15/40	171	130,041
3.36%, 02/15/50	69	47,119
Regal Rexnord Corp.
6.05%, 04/15/28(a)	120	123,078
6.30%, 02/15/30	200	209,554
6.40%, 04/15/33	100	105,699
Rockwell Automation, Inc.
3.50%, 03/01/29	50	49,031
1.75%, 08/15/31	86	74,821
4.20%, 03/01/49	50	40,423
2.80%, 08/15/61(a)	60	33,312
Snap-on, Inc., 3.10%, 05/01/50	171	113,446
Stanley Black & Decker, Inc.
6.00%, 03/06/28	100	103,063
4.25%, 11/15/28	171	170,726
2.30%, 03/15/30	71	64,825
3.00%, 05/15/32(a)	76	68,536
4.85%, 11/15/48	87	72,862
2.75%, 11/15/50	75	42,474
Vertiv Holdings Co.
4.85%, 03/15/36(a)	30	29,171
5.65%, 03/15/46	40	38,152
5.95%, 03/15/66	35	33,499
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	137	137,402
4.90%, 05/29/30	50	50,524
5.61%, 03/11/34	60	61,713
5.50%, 05/29/35	90	91,883
Xylem, Inc., 4.38%, 11/01/46	87	72,171
		9,976,410
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	87	85,479
4.20%, 03/15/28	200	198,253
2.25%, 01/15/29	86	80,378
5.05%, 03/30/29	71	71,359
6.10%, 06/01/29	50	51,793
2.80%, 04/01/31	191	171,481
2.30%, 02/01/32(a)	150	128,637
4.40%, 04/01/33	300	280,470
6.65%, 02/01/34	150	156,470
6.55%, 06/01/34	100	103,815

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
6.38%, 10/23/35	$227	$ 230,515
5.85%, 12/01/35	160	157,374
5.38%, 04/01/38	171	153,259
3.50%, 06/01/41	171	119,912
3.50%, 03/01/42	87	59,555
6.48%, 10/23/45	407	375,240
5.38%, 05/01/47	257	206,805
5.75%, 04/01/48	295	246,030
5.13%, 07/01/49	171	131,290
4.80%, 03/01/50	324	239,552
3.70%, 04/01/51	204	126,259
3.90%, 06/01/52	275	175,062
5.25%, 04/01/53(a)	238	186,639
6.83%, 10/23/55	87	81,902
6.70%, 12/01/55(a)	100	95,537
3.85%, 04/01/61	153	89,354
4.40%, 12/01/61	271	174,056
3.95%, 06/30/62	200	117,512
5.50%, 04/01/63	100	77,232
Comcast Corp.
4.15%, 10/15/28	25	24,897
4.55%, 01/15/29	50	50,361
2.65%, 02/01/30	163	152,649
3.40%, 04/01/30	182	174,727
4.25%, 10/15/30	171	169,161
1.95%, 01/15/31	246	218,240
1.50%, 02/15/31	281	243,521
4.95%, 05/15/32	75	75,692
5.50%, 11/15/32(a)	100	103,854
4.25%, 01/15/33	312	301,507
4.65%, 02/15/33	160	158,411
4.80%, 05/15/33	80	79,559
5.30%, 06/01/34	100	101,511
4.20%, 08/15/34	382	359,545
5.30%, 05/15/35(a)	100	101,815
4.40%, 08/15/35	87	82,049
3.20%, 07/15/36(a)	137	114,858
5.17%, 01/15/37(b)	226	220,066
6.45%, 03/15/37	100	108,254
3.90%, 03/01/38(a)	137	117,656
4.60%, 10/15/38	130	118,879
3.25%, 11/01/39	171	132,015
3.75%, 04/01/40	171	138,630
4.65%, 07/15/42	100	86,346
4.75%, 03/01/44	67	57,085
3.40%, 07/15/46	87	59,335
4.00%, 08/15/47	87	64,510
3.97%, 11/01/47	257	189,114
4.00%, 03/01/48	87	64,049
4.70%, 10/15/48	214	175,253
4.00%, 11/01/49	216	156,610
3.45%, 02/01/50	150	98,347
2.80%, 01/15/51(a)	149	85,235
2.89%, 11/01/51	580	335,278
2.45%, 08/15/52(a)	191	99,470
4.05%, 11/01/52	150	107,463
5.35%, 05/15/53(a)	280	247,565
5.65%, 06/01/54(a)	190	175,078
6.05%, 05/15/55(a)	175	173,156
2.94%, 11/01/56	607	336,257
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
4.95%, 10/15/58(a)	$171	$ 139,728
2.65%, 08/15/62	150	74,120
2.99%, 11/01/63	526	278,514
5.50%, 05/15/64	180	159,413
FactSet Research Systems, Inc., 3.45%, 03/01/32(a)	70	63,213
Fox Corp.
4.71%, 01/25/29	171	171,442
3.50%, 04/08/30	200	191,950
6.50%, 10/13/33	50	53,660
5.48%, 01/25/39	175	169,279
5.58%, 01/25/49(a)	221	203,683
NBCUniversal Media LLC
5.95%, 04/01/41	109	109,155
4.45%, 01/15/43	72	59,783
Paramount Global, 4.20%, 05/19/32	33	28,290
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	87	98,508
Time Warner Cable LLC
6.55%, 05/01/37	237	238,942
6.75%, 06/15/39	199	197,462
5.88%, 11/15/40	87	78,842
5.50%, 09/01/41	250	215,463
4.50%, 09/15/42	87	65,332
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	130	128,361
7.00%, 03/01/32	100	111,980
4.13%, 06/01/44	87	71,376
3.00%, 07/30/46(a)	75	51,189
Series E, 4.13%, 12/01/41	87	74,332
Walt Disney Co.
2.20%, 01/13/28(a)	171	165,678
3.75%, 03/14/29	175	173,005
2.00%, 09/01/29	287	267,392
3.80%, 03/22/30	171	167,797
2.65%, 01/13/31	344	319,245
4.00%, 03/14/31	175	172,301
6.20%, 12/15/34	62	68,295
6.40%, 12/15/35	131	145,309
4.63%, 03/14/36	125	121,554
6.65%, 11/15/37	214	240,791
4.63%, 03/23/40(a)	171	160,171
3.50%, 05/13/40	175	143,232
5.40%, 10/01/43	100	97,785
4.75%, 09/15/44	87	77,287
4.95%, 10/15/45	65	59,746
4.75%, 11/15/46	100	88,298
2.75%, 09/01/49	271	167,985
4.70%, 03/23/50(a)	198	172,575
3.60%, 01/13/51(a)	290	209,911
3.80%, 05/13/60	221	157,572
		16,439,174
Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	200	191,500
3.75%, 10/01/30	200	190,932
ArcelorMittal SA
6.55%, 11/29/27	50	51,526
4.25%, 07/16/29(a)	75	74,742
6.80%, 11/29/32(a)	50	55,186
6.00%, 06/17/34(a)	50	52,588
7.00%, 10/15/39(a)	79	85,900
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
ArcelorMittal SA (continued)
6.75%, 03/01/41	$100	$ 106,328
6.35%, 06/17/54(a)	50	50,863
Barrick North America Finance LLC
5.70%, 05/30/41	87	87,111
5.75%, 05/01/43	137	135,523
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	87	89,226
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(a)	60	60,557
5.10%, 09/08/28	125	127,307
5.00%, 02/21/30	125	127,313
5.25%, 09/08/30(a)	125	128,652
5.13%, 02/21/32	100	102,068
4.90%, 02/28/33	85	85,144
5.25%, 09/08/33	175	178,698
5.30%, 02/21/35	150	152,687
5.00%, 02/15/36(a)	55	54,984
4.13%, 02/24/42	112	94,952
5.00%, 09/30/43(a)	400	372,538
5.50%, 09/08/53(a)	100	96,628
5.75%, 09/05/55	25	25,014
Freeport-McMoRan, Inc.
5.00%, 09/01/27(a)	71	71,007
4.13%, 03/01/28	87	86,285
4.38%, 08/01/28(a)	71	70,477
5.25%, 09/01/29	71	71,593
4.25%, 03/01/30(a)	71	69,548
4.63%, 08/01/30	103	102,323
5.40%, 11/14/34	87	88,276
5.45%, 03/15/43	206	194,894
Newmont Corp.
5.88%, 04/01/35	87	92,260
4.88%, 03/15/42(a)	111	103,250
5.45%, 06/09/44	50	48,224
Newmont Corp./Newcrest Finance Pty. Ltd.
5.35%, 03/15/34	50	51,421
4.20%, 05/13/50	100	79,327
Nucor Corp.
4.30%, 05/23/27	79	79,077
3.95%, 05/01/28	171	169,874
2.70%, 06/01/30	171	159,518
4.65%, 06/01/30(a)	50	50,465
5.10%, 06/01/35(a)	50	50,518
4.40%, 05/01/48	25	20,674
3.85%, 04/01/52	100	74,321
2.98%, 12/15/55	87	52,799
Precision Castparts Corp., 4.38%, 06/15/45(a)	87	73,653
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	71	75,353
5.20%, 11/02/40	112	109,006
2.75%, 11/02/51	216	130,095
Rio Tinto Finance USA PLC
4.50%, 03/14/28(a)	50	50,238
4.88%, 03/14/30	135	137,113
5.00%, 03/14/32	65	66,323
5.00%, 03/09/33	65	66,032
5.25%, 03/14/35(a)	275	279,393
4.75%, 03/22/42	62	56,868
4.13%, 08/21/42	87	73,337
5.13%, 03/09/53	120	109,585
5.75%, 03/14/55	190	189,545
Security	Par (000)	Value
Metals & Mining (continued)
Rio Tinto Finance USA PLC (continued)
5.88%, 03/14/65	$80	$ 79,691
Southern Copper Corp.
6.75%, 04/16/40	80	86,716
5.25%, 11/08/42	150	137,365
5.88%, 04/23/45	277	272,535
Steel Dynamics, Inc.
1.65%, 10/15/27	87	83,488
4.00%, 12/15/28	50	49,457
3.45%, 04/15/30	90	86,071
3.25%, 01/15/31	72	67,445
5.38%, 08/15/34(a)	50	50,456
5.25%, 05/15/35	75	75,032
3.25%, 10/15/50	44	28,723
5.75%, 05/15/55	40	38,560
Timken Co.
4.50%, 12/15/28	87	86,791
4.13%, 04/01/32	75	70,736
Vale Overseas Ltd.
3.75%, 07/08/30	171	162,775
6.13%, 06/12/33	300	312,090
6.88%, 11/10/39(a)	28	30,773
6.40%, 06/28/54	200	201,236
Vale SA, 5.63%, 09/11/42	171	166,893
Valmont Industries, Inc., 5.00%, 10/01/44	171	150,334
		8,217,806
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(a)	50	50,098
Multi-Utilities — 0.2%
American Water Capital Corp., 5.20%, 04/01/36	75	75,154
Atmos Energy Corp.
2.63%, 09/15/29	74	70,088
1.50%, 01/15/31	171	149,210
5.90%, 11/15/33	75	80,075
5.20%, 08/15/35(a)	90	91,700
5.50%, 06/15/41	50	50,002
4.15%, 01/15/43	74	62,100
4.13%, 10/15/44	100	82,708
4.30%, 10/01/48(a)	87	70,262
4.13%, 03/15/49	57	44,590
3.38%, 09/15/49	110	75,456
5.75%, 10/15/52(a)	50	49,679
6.20%, 11/15/53	50	52,793
5.00%, 12/15/54	75	66,466
5.45%, 01/15/56	55	52,499
CenterPoint Energy Resources Corp.
5.25%, 03/01/28(a)	140	142,436
1.75%, 10/01/30	91	80,732
4.40%, 07/01/32	50	49,072
5.85%, 01/15/41	87	88,785
National Fuel Gas Co.
4.75%, 09/01/28	50	50,031
5.50%, 03/15/30	35	35,803
2.95%, 03/01/31	87	79,089
5.95%, 03/15/35	25	25,864
NiSource, Inc.
3.49%, 05/15/27	171	169,206
5.25%, 03/30/28	120	121,892
5.20%, 07/01/29	50	50,989
2.95%, 09/01/29	100	95,030
3.60%, 05/01/30	150	144,547

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Multi-Utilities (continued)
NiSource, Inc. (continued)
1.70%, 02/15/31	$79	$ 68,658
5.40%, 06/30/33	50	51,159
5.35%, 04/01/34	50	50,873
5.35%, 07/15/35(a)	100	100,680
5.95%, 06/15/41	56	56,972
5.25%, 02/15/43	75	69,390
4.80%, 02/15/44	87	76,180
5.65%, 02/01/45	87	84,177
4.38%, 05/15/47	87	69,867
3.95%, 03/30/48	87	65,257
5.00%, 06/15/52	50	43,230
5.85%, 04/01/55	170	165,263
(5-year CMT + 2.45%), 6.95%, 11/30/54(c)	50	51,415
(5-year CMT + 2.53%), 6.38%, 03/31/55(c)	50	51,093
ONE Gas, Inc.
5.10%, 04/01/29	25	25,495
4.25%, 09/01/32	50	48,601
4.66%, 02/01/44	87	75,983
4.50%, 11/01/48	50	41,984
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	120	116,647
2.50%, 03/15/31	87	78,583
5.40%, 06/15/33	40	41,006
5.10%, 02/15/35	25	24,884
3.35%, 06/01/50(a)	71	47,871
5.05%, 05/15/52	100	88,025
Southern California Gas Co.
2.95%, 04/15/27	110	108,553
5.20%, 06/01/33	40	40,701
5.05%, 09/01/34	50	50,202
5.45%, 06/15/35(a)	75	76,745
6.35%, 11/15/52	20	21,047
5.75%, 06/01/53	70	68,105
5.60%, 04/01/54	95	90,552
6.00%, 06/15/55	100	100,088
Series UU, 4.13%, 06/01/48	87	67,207
Series VV, 4.30%, 01/15/49	100	79,289
Series WW, 3.95%, 02/15/50	50	37,217
Series XX, 2.55%, 02/01/30	171	160,047
Southern Co. Gas Capital Corp.
5.15%, 09/15/32	50	50,697
5.75%, 09/15/33	50	51,962
4.95%, 09/15/34	100	98,554
5.88%, 03/15/41	100	101,801
3.95%, 10/01/46	130	99,023
4.40%, 05/30/47	100	81,550
Series 2020-A, 1.75%, 01/15/31	87	76,313
Southwest Gas Corp.
5.80%, 12/01/27	100	102,234
2.20%, 06/15/30	171	155,545
4.05%, 03/15/32	75	71,620
3.80%, 09/29/46	25	18,789
4.15%, 06/01/49	50	38,364
3.18%, 08/15/51	50	32,296
Spire Missouri, Inc.
4.80%, 02/15/33(a)	50	49,905
3.30%, 06/01/51	50	33,432
Security	Par (000)	Value
Multi-Utilities (continued)
Spire Missouri, Inc. (continued)
Series 2034, 5.15%, 08/15/34	$50	$ 50,542
Washington Gas Light Co., 3.65%, 09/15/49	87	61,019
		5,872,950
Office REITs — 0.1%
Boston Properties LP
6.75%, 12/01/27	100	103,358
4.50%, 12/01/28	171	169,870
3.40%, 06/21/29	100	95,855
2.90%, 03/15/30	83	76,914
3.25%, 01/30/31(a)	171	157,724
2.55%, 04/01/32(a)	130	111,556
2.45%, 10/01/33	100	80,749
6.50%, 01/15/34(a)	75	78,516
5.75%, 01/15/35(a)	100	99,451
COPT Defense Properties LP
2.00%, 01/15/29	70	65,287
4.50%, 10/15/30	25	24,677
2.75%, 04/15/31	50	45,271
2.90%, 12/01/33	87	73,613
Cousins Properties LP
5.25%, 07/15/30	25	25,329
5.38%, 02/15/32	30	30,187
4.88%, 03/01/33	25	24,069
5.88%, 10/01/34	50	50,637
Highwoods Realty LP
4.13%, 03/15/28	87	85,752
4.20%, 04/15/29	40	38,895
3.05%, 02/15/30	87	80,195
2.60%, 02/01/31(a)	50	44,204
5.35%, 01/15/33(a)	25	24,410
Kilroy Realty LP
4.75%, 12/15/28	100	99,228
3.05%, 02/15/30	25	22,796
2.50%, 11/15/32	67	54,550
2.65%, 11/15/33	71	56,395
5.88%, 10/15/35(a)	100	96,408
Piedmont Operating Partnership LP
3.15%, 08/15/30	87	78,182
2.75%, 04/01/32	35	29,408
5.63%, 01/15/33	25	24,294
		2,047,780
Oil, Gas & Consumable Fuels — 1.7%
Antero Resources Corp., 5.40%, 02/01/36	50	49,168
APA Corp.
6.10%, 02/15/35	25	25,669
5.35%, 07/01/49	150	126,398
6.75%, 02/15/55(a)	50	50,103
Boardwalk Pipelines LP
4.45%, 07/15/27	50	49,945
4.80%, 05/03/29	87	87,307
3.60%, 09/01/32	200	184,271
5.63%, 08/01/34(a)	25	25,617
5.38%, 02/15/36	45	44,276
BP Capital Markets America, Inc.
3.54%, 04/06/27	171	169,827
5.02%, 11/17/27(a)	200	202,625
3.94%, 09/21/28	87	86,356
4.23%, 11/06/28	171	171,045
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued)
4.70%, 04/10/29	$125	$ 126,475
4.97%, 10/17/29	75	76,563
4.87%, 11/25/29	75	76,354
3.63%, 04/06/30	171	166,328
1.75%, 08/10/30	90	80,513
2.72%, 01/12/32	207	187,051
4.81%, 02/13/33	250	250,809
4.89%, 09/11/33	160	160,816
4.99%, 04/10/34	100	100,693
5.23%, 11/17/34	165	168,390
3.06%, 06/17/41	170	127,765
3.00%, 02/24/50	221	142,054
2.77%, 11/10/50	191	117,286
2.94%, 06/04/51	250	157,619
3.00%, 03/17/52	187	118,332
3.38%, 02/08/61	298	191,269
BP Capital Markets PLC
3.28%, 09/19/27	187	184,655
3.72%, 11/28/28(a)	171	168,505
Canadian Natural Resources Ltd.
3.85%, 06/01/27	87	86,507
2.95%, 07/15/30(a)	87	81,836
5.40%, 12/15/34(a)	125	126,449
6.50%, 02/15/37	200	213,436
6.25%, 03/15/38	75	78,884
4.95%, 06/01/47(a)	100	87,202
Cenovus Energy, Inc.
4.65%, 03/20/31	50	49,654
2.65%, 01/15/32	74	65,794
5.40%, 03/20/36	50	49,742
5.25%, 06/15/37	53	51,226
6.75%, 11/15/39	100	108,895
5.40%, 06/15/47(a)	102	92,327
3.75%, 02/15/52	91	63,499
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	257	258,327
3.70%, 11/15/29(a)	87	84,525
2.74%, 12/31/39	87	73,567
Cheniere Energy Partners LP
4.50%, 10/01/29	200	199,125
4.00%, 03/01/31	200	191,985
3.25%, 01/31/32	200	182,282
5.95%, 06/30/33	100	104,831
5.75%, 08/15/34	100	103,002
5.55%, 10/30/35(a)	130	132,385
Cheniere Energy, Inc.
4.63%, 10/15/28	200	199,495
5.65%, 04/15/34	150	154,429
5.20%, 07/30/36(a)(b)	55	54,438
6.00%, 07/30/56(b)	30	29,894
Chevron Corp.
2.00%, 05/11/27	190	185,973
2.24%, 05/11/30	163	150,490
3.08%, 05/11/50(a)	119	80,158
Chevron USA, Inc.
1.02%, 08/12/27	114	109,491
3.95%, 08/13/27	50	49,988
3.85%, 01/15/28	257	256,166
4.48%, 02/26/28	75	75,568
4.05%, 08/13/28	50	50,061
3.25%, 10/15/29	120	115,832
4.69%, 04/15/30	75	76,166
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Chevron USA, Inc. (continued)
4.30%, 10/15/30(a)	$150	$ 150,376
4.82%, 04/15/32	75	76,530
4.50%, 10/15/32(a)	150	150,385
4.98%, 04/15/35	75	75,960
4.85%, 10/15/35(a)	125	125,442
2.34%, 08/12/50(a)	187	107,623
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	150	173,104
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	100	97,509
ConocoPhillips, 6.50%, 02/01/39	100	110,391
ConocoPhillips Co.
4.70%, 01/15/30	150	151,330
4.85%, 01/15/32	75	76,182
5.05%, 09/15/33	70	71,090
5.00%, 01/15/35	150	150,529
3.76%, 03/15/42	370	297,829
4.30%, 11/15/44	171	143,152
3.80%, 03/15/52	112	81,821
5.30%, 05/15/53	160	148,065
5.55%, 03/15/54	150	143,723
5.50%, 01/15/55(a)	115	109,859
4.03%, 03/15/62	200	144,069
5.70%, 09/15/63	50	48,120
5.65%, 01/15/65	125	118,861
Continental Resources, Inc.
4.38%, 01/15/28	121	120,180
4.90%, 06/01/44	87	68,642
Coterra Energy, Inc.
3.90%, 05/15/27	50	49,642
4.38%, 03/15/29	71	70,734
5.60%, 03/15/34	50	51,170
5.40%, 02/15/35	100	100,319
5.90%, 02/15/55	135	128,544
DCP Midstream Operating LP
5.63%, 07/15/27	50	50,650
5.13%, 05/15/29	50	50,878
5.60%, 04/01/44	100	95,165
Devon Energy Corp.
5.25%, 10/15/27(a)	100	100,038
5.88%, 06/15/28	112	112,050
5.20%, 09/15/34(a)	125	125,313
5.60%, 07/15/41	87	84,086
4.75%, 05/15/42	231	202,748
5.00%, 06/15/45	87	76,379
5.75%, 09/15/54(a)	100	93,977
Diamondback Energy, Inc.
5.20%, 04/18/27	150	151,181
3.50%, 12/01/29	171	164,999
5.15%, 01/30/30	150	153,054
3.13%, 03/24/31	65	60,263
6.25%, 03/15/33	30	32,009
5.40%, 04/18/34	140	142,128
5.55%, 04/01/35	90	91,847
4.40%, 03/24/51(a)	87	69,318
4.25%, 03/15/52	104	80,489
6.25%, 03/15/53	100	101,138
5.75%, 04/18/54	205	193,877
5.90%, 04/18/64(a)	170	160,861
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35	125	129,632
5.65%, 10/15/54	75	70,640
6.20%, 01/15/55	80	81,080

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	$171	$ 161,971
4.60%, 12/15/44	150	127,982
Enbridge Energy Partners LP
5.50%, 09/15/40(a)	100	97,548
7.38%, 10/15/45	70	80,098
Enbridge, Inc.
5.25%, 04/05/27	50	50,418
3.70%, 07/15/27	171	169,373
4.60%, 06/20/28	25	25,065
6.00%, 11/15/28	60	62,260
4.20%, 11/20/28	50	49,649
5.30%, 04/05/29	80	81,646
3.13%, 11/15/29	130	123,903
4.90%, 06/20/30	50	50,523
6.20%, 11/15/30	35	37,063
4.50%, 02/15/31(a)	100	98,859
4.85%, 03/27/31	75	75,303
5.70%, 03/08/33	290	300,407
2.50%, 08/01/33	171	145,277
5.63%, 04/05/34	120	123,779
5.55%, 06/20/35	125	127,675
5.20%, 11/20/35	100	99,628
5.45%, 03/27/36	75	75,646
5.50%, 12/01/46	100	95,381
4.00%, 11/15/49	96	72,429
3.40%, 08/01/51	100	67,078
6.70%, 11/15/53(a)	85	92,245
5.95%, 04/05/54(a)	150	148,956
(5-year CMT + 2.97%), 7.20%, 06/27/54(c)	100	105,176
Energy Transfer LP
4.20%, 04/15/27	171	170,631
5.50%, 06/01/27	100	100,927
4.00%, 10/01/27	150	148,999
5.55%, 02/15/28	100	101,912
4.95%, 05/15/28	171	172,458
4.95%, 06/15/28	110	111,111
5.25%, 04/15/29	257	261,755
5.25%, 07/01/29	45	45,984
3.75%, 05/15/30	571	551,961
6.40%, 12/01/30	40	42,732
4.55%, 01/15/31	150	148,638
5.75%, 02/15/33	185	192,400
6.55%, 12/01/33	180	194,339
5.55%, 05/15/34	300	305,480
5.60%, 09/01/34	175	178,354
4.90%, 03/15/35	87	84,143
5.70%, 04/01/35	100	102,703
5.35%, 01/15/36	150	148,958
6.05%, 06/01/41	50	50,032
6.50%, 02/01/42	87	90,679
4.95%, 01/15/43(a)	87	75,443
5.15%, 02/01/43	87	77,004
5.95%, 10/01/43	53	51,526
5.30%, 04/01/44	74	66,306
5.00%, 05/15/44	87	75,736
5.15%, 03/15/45	100	87,041
5.35%, 05/15/45	87	77,775
6.13%, 12/15/45	114	111,384
5.30%, 04/15/47	130	114,709
5.40%, 10/01/47	171	151,951
6.00%, 06/15/48	150	143,985
6.25%, 04/15/49(a)	221	216,741
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.00%, 05/15/50	$234	$ 194,191
5.95%, 05/15/54	115	107,833
6.05%, 09/01/54	175	166,626
6.20%, 04/01/55	150	145,628
6.30%, 01/15/56	150	147,703
Enterprise Products Operating LLC
4.30%, 06/20/28(a)	100	100,133
4.15%, 10/16/28	171	170,655
3.13%, 07/31/29	199	191,767
2.80%, 01/31/30	149	140,458
4.60%, 01/15/31	185	185,302
5.35%, 01/31/33	120	123,773
4.85%, 01/31/34	150	149,720
4.95%, 02/15/35	100	99,692
5.20%, 01/15/36	185	185,992
5.95%, 02/01/41	53	55,296
5.70%, 02/15/42	50	50,069
4.85%, 08/15/42	100	91,030
4.45%, 02/15/43	142	122,720
4.85%, 03/15/44	171	154,336
5.10%, 02/15/45	150	138,590
4.90%, 05/15/46	139	124,269
4.25%, 02/15/48	150	120,811
4.80%, 02/01/49	171	148,966
4.20%, 01/31/50	192	152,606
3.70%, 01/31/51	75	54,240
3.20%, 02/15/52	121	78,866
3.30%, 02/15/53	154	101,745
4.95%, 10/15/54	100	87,701
5.55%, 02/16/55(a)	160	153,909
3.95%, 01/31/60	150	108,336
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(c)	171	169,346
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(c)	130	128,841
EOG Resources, Inc.
4.40%, 07/15/28	100	100,307
4.38%, 04/15/30(a)	100	99,698
4.40%, 01/15/31	75	74,466
5.00%, 07/15/32	120	121,493
3.90%, 04/01/35	50	45,995
5.35%, 01/15/36(a)	125	126,853
4.95%, 04/15/50(a)	87	76,936
5.65%, 12/01/54(a)	155	150,955
5.95%, 07/15/55	70	71,080
EQT Corp.
3.90%, 10/01/27	55	54,330
5.70%, 04/01/28	50	51,155
4.50%, 01/15/29	39	38,909
5.00%, 01/15/29	70	70,416
7.00%, 02/01/30	79	84,520
4.75%, 01/15/31	150	149,210
5.75%, 02/01/34(a)	50	51,547
Equinor ASA
4.25%, 06/02/28	60	60,145
3.63%, 09/10/28	200	198,165
3.13%, 04/06/30	171	163,546
2.38%, 05/22/30	171	157,976
4.50%, 09/03/30	25	25,133
5.13%, 06/03/35(a)	75	76,357
4.75%, 11/14/35	115	113,231
5.10%, 08/17/40(a)	189	185,162
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Equinor ASA (continued)
4.25%, 11/23/41	$75	$ 64,963
4.80%, 11/08/43	200	183,306
3.25%, 11/18/49	130	89,403
3.70%, 04/06/50	171	127,709
Expand Energy Corp.
5.38%, 03/15/30	200	201,662
4.75%, 02/01/32	75	73,078
5.70%, 01/15/35	150	152,348
Exxon Mobil Corp.
2.44%, 08/16/29(a)	87	82,798
3.48%, 03/19/30	189	183,848
2.61%, 10/15/30	440	411,056
3.00%, 08/16/39	87	69,111
4.23%, 03/19/40	206	186,406
3.57%, 03/06/45	50	38,656
4.11%, 03/01/46	271	223,382
3.10%, 08/16/49	207	139,676
4.33%, 03/19/50(a)	383	318,464
3.45%, 04/15/51	340	242,175
Helmerich & Payne, Inc.
4.65%, 12/01/27	25	25,025
4.85%, 12/01/29(a)	50	49,996
2.90%, 09/29/31(a)	100	89,188
5.50%, 12/01/34	50	49,153
Hess Corp.
4.30%, 04/01/27	75	75,044
7.13%, 03/15/33	171	194,811
5.60%, 02/15/41	96	97,530
5.80%, 04/01/47(a)	171	172,492
HF Sinclair Corp.
5.00%, 02/01/28	100	99,992
4.50%, 10/01/30	50	48,907
5.75%, 01/15/31(a)	25	25,544
5.50%, 09/01/32	90	90,205
6.25%, 01/15/35	25	25,813
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	171	177,326
6.50%, 02/01/37	74	80,142
6.95%, 01/15/38	214	238,903
6.38%, 03/01/41	87	91,571
5.63%, 09/01/41	50	48,427
5.00%, 08/15/42	75	67,598
4.70%, 11/01/42	50	43,758
5.00%, 03/01/43	87	77,980
5.50%, 03/01/44	130	122,783
5.40%, 09/01/44	87	80,837
Kinder Morgan, Inc.
4.30%, 03/01/28	257	256,673
5.00%, 02/01/29	180	182,713
5.10%, 08/01/29	60	61,221
5.15%, 06/01/30	125	127,892
2.00%, 02/15/31	155	137,148
7.75%, 01/15/32	171	196,069
4.80%, 02/01/33	100	99,189
5.20%, 06/01/33(a)	260	264,302
5.40%, 02/01/34(a)	100	102,273
5.30%, 12/01/34	87	87,670
5.55%, 06/01/45	214	204,119
5.05%, 02/15/46	75	66,834
5.20%, 03/01/48	64	57,760
3.25%, 08/01/50	100	64,948
3.60%, 02/15/51	191	131,923
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. (continued)
5.45%, 08/01/52	$50	$ 46,158
5.95%, 08/01/54(a)	90	89,290
Marathon Petroleum Corp.
3.80%, 04/01/28	71	70,172
5.15%, 03/01/30	50	50,999
5.70%, 03/01/35(a)	50	51,330
6.50%, 03/01/41	150	159,662
4.75%, 09/15/44	137	116,478
4.50%, 04/01/48	50	39,666
5.00%, 09/15/54(a)	75	62,849
MPLX LP
4.25%, 12/01/27	200	199,414
4.00%, 03/15/28	171	169,622
4.80%, 02/15/29	25	25,208
2.65%, 08/15/30	153	141,024
4.80%, 02/15/31	90	90,206
4.95%, 09/01/32(a)	340	338,459
5.00%, 01/15/33	75	74,450
5.00%, 03/01/33	55	54,691
5.50%, 06/01/34	175	176,801
5.40%, 04/01/35	100	99,899
5.40%, 09/15/35	200	199,106
5.30%, 04/01/36	75	73,927
4.50%, 04/15/38	200	179,725
5.20%, 03/01/47	75	66,262
5.20%, 12/01/47	87	76,318
4.70%, 04/15/48	150	121,920
5.50%, 02/15/49	121	109,363
4.95%, 03/14/52	149	123,694
5.65%, 03/01/53	25	22,836
5.95%, 04/01/55(a)	200	190,442
6.20%, 09/15/55(a)	135	133,235
6.10%, 04/01/56	70	68,062
4.90%, 04/15/58	100	80,939
Northwest Pipeline LLC, 4.00%, 04/01/27	75	74,721
Occidental Petroleum Corp.
5.38%, 01/01/32	85	86,274
5.55%, 10/01/34	150	152,544
6.45%, 09/15/36	500	534,249
6.20%, 03/15/40	50	51,067
6.60%, 03/15/46	200	207,159
6.05%, 10/01/54(a)	140	136,136
ONEOK Partners LP, 6.13%, 02/01/41	75	76,157
ONEOK, Inc.
4.00%, 07/13/27	100	99,431
4.25%, 09/24/27(a)	150	149,611
4.55%, 07/15/28	87	87,108
5.65%, 11/01/28	50	51,334
4.35%, 03/15/29	171	169,964
3.10%, 03/15/30	171	161,249
3.25%, 06/01/30	75	70,714
5.80%, 11/01/30	75	78,057
4.75%, 10/15/31	150	148,407
4.95%, 10/15/32	50	49,595
6.10%, 11/15/32	100	105,348
6.05%, 09/01/33	100	104,862
5.65%, 09/01/34	30	30,517
5.05%, 11/01/34	150	145,904
5.40%, 10/15/35	150	149,009
5.15%, 10/15/43	100	88,680
5.60%, 04/01/44	50	45,975
5.05%, 04/01/45	50	42,881

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
4.25%, 09/15/46	$87	$ 66,395
5.45%, 06/01/47	50	45,086
4.95%, 07/13/47	171	145,827
4.20%, 10/03/47	140	105,359
5.20%, 07/15/48	87	76,258
4.85%, 02/01/49	120	98,596
4.45%, 09/01/49(a)	100	78,860
3.95%, 03/01/50	79	55,979
7.15%, 01/15/51	50	53,919
6.63%, 09/01/53	150	153,929
5.70%, 11/01/54(a)	100	91,233
6.25%, 10/15/55	150	147,053
5.85%, 11/01/64	100	91,125
Ovintiv, Inc.
5.65%, 05/15/28	60	61,614
8.13%, 09/15/30	70	78,742
7.20%, 11/01/31	80	87,913
7.38%, 11/01/31	87	96,240
6.25%, 07/15/33	40	42,205
6.50%, 08/15/34(a)	87	92,719
6.63%, 08/15/37	50	53,133
7.10%, 07/15/53(a)	40	43,242
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	100	98,371
5.15%, 11/15/29	50	50,148
Phillips 66
3.90%, 03/15/28	75	74,369
2.15%, 12/15/30	171	153,302
4.65%, 11/15/34	133	128,552
5.88%, 05/01/42	274	274,471
4.88%, 11/15/44	214	185,902
3.30%, 03/15/52	118	76,031
Phillips 66 Co.
4.95%, 12/01/27	70	70,665
3.15%, 12/15/29	65	62,003
5.25%, 06/15/31(a)	75	76,879
5.30%, 06/30/33	110	111,833
4.95%, 03/15/35	100	98,463
4.68%, 02/15/45	50	42,110
4.90%, 10/01/46	67	58,026
5.65%, 06/15/54	50	46,639
5.50%, 03/15/55	75	68,748
Pioneer Natural Resources Co.
1.90%, 08/15/30	206	185,276
2.15%, 01/15/31	100	90,119
Plains All American Pipeline LP, 5.95%, 06/15/35	130	134,225
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	171	165,475
3.80%, 09/15/30	100	96,357
4.70%, 01/15/31	135	134,589
5.70%, 09/15/34	100	102,147
5.60%, 01/15/36	120	120,389
5.15%, 06/01/42	50	44,865
4.70%, 06/15/44	130	109,840
4.90%, 02/15/45(a)	100	86,623
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	171	170,290
4.50%, 05/15/30	191	189,613
5.90%, 09/15/37	57	59,055
Shell Finance U.S., Inc.
3.88%, 11/13/28(b)	171	169,497
2.38%, 11/07/29	171	160,403
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell Finance U.S., Inc. (continued)
2.75%, 04/06/30	$175	$ 164,760
4.13%, 11/06/30	75	74,264
4.13%, 05/11/35	130	123,258
4.75%, 01/06/36	75	73,732
6.38%, 12/15/38(b)	275	302,439
5.50%, 03/25/40(b)	75	75,671
5.13%, 10/15/41(b)	50	47,818
4.55%, 08/12/43	121	106,490
4.38%, 05/11/45	250	212,576
4.00%, 05/10/46	414	328,478
3.75%, 09/12/46	155	118,552
3.13%, 11/07/49(b)	112	74,268
3.25%, 04/06/50(a)	200	136,085
3.00%, 11/26/51(b)	100	63,605
Shell International Finance BV
4.13%, 05/11/35(a)	50	49,095
2.88%, 11/26/41	87	63,393
3.63%, 08/21/42	50	39,430
4.38%, 05/11/45	100	84,343
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	100	100,402
5.03%, 10/01/29	100	100,644
5.58%, 10/01/34	130	129,111
6.18%, 10/01/54	135	128,522
Spectra Energy Partners LP
5.95%, 09/25/43	100	99,415
4.50%, 03/15/45	140	117,272
Suncor Energy, Inc.
6.85%, 06/01/39	87	95,288
4.00%, 11/15/47	171	129,244
3.75%, 03/04/51(a)	129	90,463
Targa Resources Corp.
5.20%, 07/01/27	50	50,392
4.35%, 01/15/29	50	49,791
6.15%, 03/01/29	135	140,650
4.90%, 09/15/30	75	75,634
4.35%, 04/15/31	40	39,158
4.20%, 02/01/33	81	76,686
6.13%, 03/15/33	50	52,879
6.50%, 03/30/34	250	270,242
5.50%, 02/15/35	100	100,889
5.55%, 08/15/35	100	100,855
5.65%, 02/15/36	75	76,102
5.40%, 07/30/36	175	173,722
4.95%, 04/15/52	73	61,028
6.25%, 07/01/52	100	99,576
6.50%, 02/15/53	50	51,291
6.13%, 05/15/55	120	117,486
6.05%, 05/15/56	30	29,004
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28(a)	171	170,900
5.50%, 03/01/30(a)	104	104,950
4.88%, 02/01/31	104	103,836
4.00%, 01/15/32	104	98,561
TC PipeLines LP, 3.90%, 05/25/27	78	77,426
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	100	106,081
TotalEnergies Capital International SA
3.46%, 02/19/29	100	98,218
2.83%, 01/10/30	50	47,372
2.99%, 06/29/41	100	74,489
3.46%, 07/12/49	87	61,523
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TotalEnergies Capital International SA (continued)
3.13%, 05/29/50(a)	$271	$ 179,176
3.39%, 06/29/60(a)	171	109,800
TotalEnergies Capital SA
3.88%, 10/11/28	300	299,315
5.15%, 04/05/34	625	639,190
4.72%, 09/10/34	75	74,580
5.49%, 04/05/54	175	167,989
5.28%, 09/10/54	75	69,956
5.64%, 04/05/64	125	119,947
5.43%, 09/10/64	175	162,716
TotalEnergies Capital USA LLC
4.57%, 01/13/33	150	148,481
4.86%, 01/13/36	100	98,462
TransCanada PipeLines Ltd.
4.25%, 05/15/28	630	627,165
4.10%, 04/15/30	357	350,190
4.63%, 03/01/34	180	174,197
5.60%, 03/31/34(a)	87	89,466
5.85%, 03/15/36	50	52,033
6.20%, 10/15/37	70	74,272
7.25%, 08/15/38	87	99,140
7.63%, 01/15/39	87	102,039
6.10%, 06/01/40	50	51,824
5.00%, 10/16/43	50	46,183
4.88%, 05/15/48(a)	100	87,910
5.10%, 03/15/49(a)	100	92,272
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	130	129,067
3.25%, 05/15/30	50	47,529
5.10%, 03/15/36(a)(b)	125	123,897
4.45%, 08/01/42	87	74,529
3.95%, 05/15/50	87	65,348
5.75%, 03/15/56(b)	30	29,284
Valero Energy Corp.
2.15%, 09/15/27	191	185,170
4.35%, 06/01/28	131	131,046
4.00%, 04/01/29	100	98,748
5.15%, 02/15/30	50	51,090
2.80%, 12/01/31	50	45,045
5.15%, 03/10/36	70	69,004
6.63%, 06/15/37	75	82,088
4.90%, 03/15/45	87	76,265
3.65%, 12/01/51	175	118,785
4.00%, 06/01/52	51	37,050
Valero Energy Partners LP, 4.50%, 03/15/28	87	87,018
Viper Energy Partners LLC(a)
4.90%, 08/01/30	50	49,967
5.70%, 08/01/35	110	110,859
Western Midstream Operating LP
4.50%, 03/01/28	25	25,014
4.75%, 08/15/28	75	75,221
4.05%, 02/01/30	120	116,529
4.80%, 03/01/31	50	49,460
6.15%, 04/01/33	200	208,736
5.45%, 11/15/34	50	49,511
5.50%, 12/15/35	30	29,503
5.45%, 04/01/44	200	177,918
5.30%, 03/01/48	50	42,262
5.25%, 02/01/50	100	84,342
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
3.75%, 06/15/27	$130	$ 129,016
5.30%, 08/15/28	200	204,206
4.90%, 03/15/29	150	151,761
4.80%, 11/15/29	25	25,227
4.63%, 06/30/30(a)	90	89,918
3.50%, 11/15/30(a)	200	190,071
2.60%, 03/15/31	211	191,004
4.65%, 08/15/32	250	247,017
5.65%, 03/15/33	125	129,093
5.15%, 03/15/34	150	150,192
5.60%, 03/15/35	150	153,293
5.30%, 09/30/35	100	99,907
5.15%, 03/15/36	125	123,139
6.30%, 04/15/40	87	92,073
5.40%, 03/04/44	171	159,037
5.75%, 06/24/44	75	72,902
4.90%, 01/15/45	50	43,737
5.10%, 09/15/45	155	140,194
4.85%, 03/01/48	87	74,224
3.50%, 10/15/51	75	50,989
5.30%, 08/15/52	130	116,957
5.80%, 11/15/54	100	96,226
6.00%, 03/15/55	25	24,774
5.95%, 03/15/56(a)	115	113,181
Woodside Finance Ltd.
4.90%, 05/19/28	50	50,397
5.40%, 05/19/30	150	153,172
5.70%, 05/19/32	50	51,822
5.10%, 09/12/34	150	147,640
6.00%, 05/19/35	150	156,316
5.70%, 09/12/54	100	94,122
		62,167,780
Passenger Airlines — 0.1%
American Airlines 2025-1 Class A Pass Through Trust, Series 2025-1, Class A, 4.90%, 11/11/39	150	145,950
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29(a)	53	51,989
Series 2016-2, Class AA, 3.20%, 12/15/29	51	49,543
Series 2017-1, Class AA, 3.65%, 02/15/29	57	55,175
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	115	107,390
Series 2021-1, Class A, 2.88%, 01/11/36(a)	139	124,118
Delta Air Lines 2020-1 Class AA Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	33	32,449
Delta Air Lines, Inc.
4.95%, 07/10/28	200	200,736
3.75%, 10/28/29	50	48,129
5.25%, 07/10/30	100	100,658
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	34	31,870
Series 2019-1, Class AA, 2.75%, 11/15/33	117	103,308
Southwest Airlines Co.
5.13%, 06/15/27	213	213,684
4.38%, 11/15/28	75	74,028
2.63%, 02/10/30	141	129,014
5.25%, 11/15/35	75	70,395
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	48	46,718
Series 2019-1, Class AA, 4.15%, 02/25/33(a)	107	104,645
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	169	155,283
Series 2020-1, Class A, 5.88%, 04/15/29(a)	100	101,631

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Passenger Airlines (continued)
United Airlines Pass-Through Trust (continued)
Series 2023-1, Class A, 5.80%, 07/15/37(a)	$113	$ 116,224
Series 2024-1, Class A, 5.88%, 08/15/38(a)	23	24,139
Series 2024-1, Class AA, 5.45%, 08/15/38(a)	70	71,816
		2,158,892
Personal Care Products — 0.1%
Colgate-Palmolive Co.
3.10%, 08/15/27	115	113,750
4.60%, 03/01/28	20	20,268
4.20%, 05/01/30(a)	45	45,036
3.25%, 08/15/32(a)	65	61,010
4.60%, 03/01/33(a)	20	20,203
4.00%, 08/15/45	50	41,838
3.70%, 08/01/47	130	100,565
Estee Lauder Cos., Inc.
4.38%, 05/15/28	50	50,051
2.38%, 12/01/29	69	64,239
2.60%, 04/15/30(a)	87	80,707
4.65%, 05/15/33	100	98,305
5.00%, 02/14/34(a)	25	24,878
4.38%, 06/15/45	50	40,808
4.15%, 03/15/47	87	67,107
3.13%, 12/01/49	119	75,459
5.15%, 05/15/53	100	86,929
Haleon U.S. Capital LLC
3.38%, 03/24/29	265	257,843
3.63%, 03/24/32	338	317,601
4.00%, 03/24/52(a)	250	191,566
Kenvue, Inc.
5.05%, 03/22/28	120	121,831
5.00%, 03/22/30(a)	90	91,622
4.85%, 05/22/32	50	50,533
4.90%, 03/22/33	160	161,288
5.10%, 03/22/43	70	66,110
5.05%, 03/22/53(a)	185	167,279
5.20%, 03/22/63	105	94,039
Procter & Gamble Co.
2.85%, 08/11/27	87	85,784
3.95%, 01/26/28	100	100,142
4.35%, 01/29/29	50	50,513
4.15%, 10/24/29(a)	50	50,285
3.00%, 03/25/30	171	163,668
4.05%, 05/01/30	75	74,692
1.20%, 10/29/30	275	240,692
1.95%, 04/23/31(a)	171	153,410
2.30%, 02/01/32(a)	100	90,479
4.10%, 11/03/32	50	49,193
4.05%, 01/26/33	100	98,478
4.55%, 01/29/34	50	50,101
4.55%, 10/24/34(a)	50	50,094
4.60%, 05/01/35(a)	75	74,664
4.35%, 11/03/35(a)	50	48,480
3.55%, 03/25/40(a)	87	74,099
3.60%, 03/25/50(a)	171	128,798
Unilever Capital Corp.
2.90%, 05/05/27	260	257,041
3.50%, 03/22/28	150	148,455
4.88%, 09/08/28	100	101,691
2.13%, 09/06/29	174	162,819
1.38%, 09/14/30	100	88,485
1.75%, 08/12/31(a)	174	152,337
5.00%, 12/08/33	100	102,238
Security	Par (000)	Value
Personal Care Products (continued)
Unilever Capital Corp. (continued)
4.63%, 08/12/34	$200	$ 197,660
Series 30Y, 2.63%, 08/12/51	100	60,548
		5,365,711
Pharmaceuticals — 1.3%
AbbVie, Inc.
3.78%, 03/03/28	95	94,361
4.65%, 03/15/28	150	151,365
4.25%, 11/14/28	327	327,904
4.80%, 03/15/29	275	279,418
3.20%, 11/21/29	650	626,643
4.88%, 03/15/30	150	152,992
4.13%, 03/15/31	70	68,984
4.95%, 03/15/31	220	224,739
4.40%, 03/15/33	150	147,252
5.05%, 03/15/34(a)	331	335,950
4.55%, 03/15/35	210	203,897
5.20%, 03/15/35	155	157,738
4.50%, 05/14/35	299	289,160
4.75%, 03/15/36	80	78,490
4.30%, 05/14/36	120	113,366
4.05%, 11/21/39	483	423,941
4.63%, 10/01/42	200	179,876
4.40%, 11/06/42	240	210,810
5.35%, 03/15/44	70	68,134
4.85%, 06/15/44	214	194,507
4.75%, 03/15/45	116	103,714
4.70%, 05/14/45	427	380,812
4.45%, 05/14/46	214	183,698
4.88%, 11/14/48	171	153,334
4.25%, 11/21/49	650	527,626
5.40%, 03/15/54(a)	330	315,103
5.60%, 03/15/55	85	83,732
5.55%, 03/15/56	35	34,230
5.50%, 03/15/64	135	128,734
5.65%, 03/15/66	130	126,598
Astrazeneca Finance LLC
4.88%, 03/03/28	100	101,534
1.75%, 05/28/28(a)	149	141,796
4.85%, 02/26/29	250	254,314
4.90%, 03/03/30	50	51,038
4.90%, 02/26/31(a)	100	102,107
4.00%, 03/02/31	45	44,218
2.25%, 05/28/31	80	71,994
4.30%, 03/02/33	50	48,996
4.88%, 03/03/33	100	101,745
5.00%, 02/26/34	200	202,940
4.60%, 03/02/36	50	49,000
AstraZeneca PLC
3.13%, 06/12/27	87	86,156
4.00%, 01/17/29	257	256,398
1.38%, 08/06/30	189	166,783
6.45%, 09/15/37	275	307,335
4.00%, 09/18/42	100	84,120
4.38%, 11/16/45	163	140,788
4.38%, 08/17/48	105	89,319
3.00%, 05/28/51	100	66,196
Becton Dickinson & Co.
3.70%, 06/06/27	279	276,703
4.69%, 02/13/28	95	95,454
4.87%, 02/08/29	100	101,115
2.82%, 05/20/30	82	76,464
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Becton Dickinson & Co. (continued)
1.96%, 02/11/31	$185	$ 163,127
4.30%, 08/22/32(a)	80	77,542
5.11%, 02/08/34	60	60,373
3.79%, 05/20/50	67	48,442
Bristol-Myers Squibb Co.
1.13%, 11/13/27	175	167,173
3.45%, 11/15/27(a)	25	24,774
4.90%, 02/22/29(a)	100	102,120
3.40%, 07/26/29	249	242,541
1.45%, 11/13/30	180	158,275
5.75%, 02/01/31(a)	100	105,597
5.10%, 02/22/31	235	241,567
2.95%, 03/15/32	230	210,807
5.90%, 11/15/33	37	39,659
5.20%, 02/22/34(a)	305	312,689
4.13%, 06/15/39	287	255,637
2.35%, 11/13/40	100	69,730
3.55%, 03/15/42	75	59,247
5.50%, 02/22/44	30	29,424
4.63%, 05/15/44	250	219,327
5.00%, 08/15/45	170	155,901
4.35%, 11/15/47	140	115,414
4.55%, 02/20/48	135	114,182
4.25%, 10/26/49	450	361,381
2.55%, 11/13/50	100	58,443
3.70%, 03/15/52	257	185,295
5.55%, 02/22/54	380	365,904
3.90%, 03/15/62	121	85,684
5.65%, 02/22/64(a)	50	48,444
Cardinal Health, Inc.
3.41%, 06/15/27	125	123,520
5.13%, 02/15/29	25	25,434
5.00%, 11/15/29	85	86,278
4.50%, 09/15/30	100	99,472
5.35%, 11/15/34	138	139,270
5.15%, 09/15/35(a)	50	49,507
4.60%, 03/15/43	50	43,107
4.90%, 09/15/45	200	176,347
4.37%, 06/15/47	87	70,566
5.75%, 11/15/54	25	24,422
Cencora, Inc.
3.45%, 12/15/27	130	128,034
4.63%, 12/15/27	25	25,087
3.95%, 02/13/29	50	49,304
4.85%, 12/15/29(a)	75	76,023
2.80%, 05/15/30(a)	71	66,225
2.70%, 03/15/31	137	124,935
4.60%, 02/13/33	30	29,497
5.13%, 02/15/34	50	50,417
5.15%, 02/15/35(a)	100	100,714
4.90%, 02/13/36	75	73,481
4.25%, 03/01/45	87	72,201
4.30%, 12/15/47(a)	50	41,248
5.65%, 02/13/56	35	34,253
CVS Health Corp.
3.63%, 04/01/27	87	86,253
1.30%, 08/21/27	282	270,202
4.30%, 03/25/28	445	443,423
5.00%, 01/30/29	100	101,300
5.40%, 06/01/29(a)	125	127,966
3.25%, 08/15/29	191	183,027
5.13%, 02/21/30	180	182,524
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp. (continued)
3.75%, 04/01/30	$298	$ 287,952
1.75%, 08/21/30	353	311,377
5.25%, 01/30/31(a)	75	76,644
1.88%, 02/28/31(a)	212	185,091
5.55%, 06/01/31	125	128,965
2.13%, 09/15/31	129	111,854
5.00%, 09/15/32	75	75,060
5.25%, 02/21/33	180	182,057
5.30%, 06/01/33	100	100,791
5.70%, 06/01/34	125	128,462
4.88%, 07/20/35	171	164,502
5.45%, 09/15/35	200	200,778
4.78%, 03/25/38	627	577,804
4.13%, 04/01/40	140	116,862
2.70%, 08/21/40	50	35,172
5.30%, 12/05/43	150	136,438
6.00%, 06/01/44	75	73,839
5.13%, 07/20/45	369	323,891
5.05%, 03/25/48	650	557,702
4.25%, 04/01/50(a)	104	78,968
5.63%, 02/21/53	130	119,118
5.88%, 06/01/53(a)	150	142,032
6.05%, 06/01/54(a)	125	121,265
6.20%, 09/15/55	125	123,813
6.00%, 06/01/63(a)	100	94,864
6.25%, 09/15/65	65	63,434
Eli Lilly & Co.
3.10%, 05/15/27	130	128,705
4.15%, 08/14/27	75	75,094
4.55%, 02/12/28(a)	75	75,604
4.00%, 10/15/28	120	119,867
4.50%, 02/09/29	100	100,999
3.38%, 03/15/29(a)	171	167,621
4.20%, 08/14/29	165	165,156
4.75%, 02/12/30	75	76,359
4.25%, 03/15/31(a)	125	124,402
4.90%, 02/12/32(a)	75	76,667
4.55%, 10/15/32	105	105,049
4.70%, 02/27/33	75	75,536
4.70%, 02/09/34	300	299,509
4.60%, 08/14/34	195	193,027
5.10%, 02/12/35	175	178,559
4.90%, 10/15/35(a)	125	124,940
3.70%, 03/01/45	171	133,804
3.95%, 03/15/49	100	78,485
2.25%, 05/15/50	200	112,723
4.88%, 02/27/53	145	129,538
5.00%, 02/09/54	170	154,848
5.05%, 08/14/54	135	123,868
5.50%, 02/12/55	90	88,217
5.55%, 10/15/55(a)	130	128,328
4.15%, 03/15/59	100	77,597
2.50%, 09/15/60	104	55,131
4.95%, 02/27/63	100	87,783
5.10%, 02/09/64	200	179,905
5.20%, 08/14/64	75	68,182
5.60%, 02/12/65(a)	80	78,294
5.65%, 10/15/65	110	108,042
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	171	166,427
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	171	170,129
4.50%, 04/15/30	100	100,622

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc. (continued)
5.38%, 04/15/34	$87	$ 90,387
4.88%, 04/15/35(a)	150	149,408
6.38%, 05/15/38	200	221,344
4.20%, 03/18/43	104	90,005
Johnson & Johnson
0.95%, 09/01/27	175	168,250
2.90%, 01/15/28(a)	171	168,027
4.55%, 03/01/28	60	60,698
4.80%, 06/01/29	100	102,502
4.70%, 03/01/30	125	127,756
1.30%, 09/01/30	200	177,583
4.90%, 06/01/31(a)	100	103,327
4.85%, 03/01/32(a)	75	77,128
4.38%, 12/05/33	87	87,152
4.95%, 06/01/34	100	103,536
5.00%, 03/01/35(a)	135	138,982
3.55%, 03/01/36	330	300,868
3.63%, 03/03/37	87	78,149
5.95%, 08/15/37	200	219,575
3.40%, 01/15/38	150	130,038
2.10%, 09/01/40	200	139,428
4.50%, 09/01/40	159	150,029
4.50%, 12/05/43(a)	130	119,852
3.70%, 03/01/46	137	108,842
3.50%, 01/15/48	214	161,589
2.25%, 09/01/50(a)	100	57,925
5.25%, 06/01/54(a)	115	113,751
2.45%, 09/01/60(a)	107	57,345
McKesson Corp.
3.95%, 02/16/28	100	99,436
4.25%, 09/15/29	25	24,918
4.65%, 05/30/30	75	75,453
4.95%, 05/30/32(a)	75	76,178
5.25%, 05/30/35	125	127,371
Mead Johnson Nutrition Co., 4.60%, 06/01/44	87	75,117
Merck & Co., Inc.
1.70%, 06/10/27	160	155,803
3.85%, 09/15/27	100	99,872
4.05%, 05/17/28(a)	45	45,053
1.90%, 12/10/28(a)	65	61,543
3.40%, 03/07/29	500	490,331
3.85%, 03/15/29	45	44,673
4.30%, 05/17/30	80	79,880
1.45%, 06/24/30	257	228,899
4.15%, 09/15/30	100	99,426
4.15%, 03/15/31	75	74,162
2.15%, 12/10/31	300	265,591
4.55%, 09/15/32(a)	100	100,273
4.45%, 12/04/32	135	134,076
4.50%, 05/17/33	170	169,505
4.95%, 09/15/35	200	200,378
4.75%, 12/04/35	195	191,341
6.55%, 09/15/37	300	337,520
3.90%, 03/07/39	87	76,275
2.35%, 06/24/40	100	70,898
4.15%, 05/18/43	130	109,772
4.90%, 05/17/44	60	55,041
3.70%, 02/10/45	160	124,515
5.50%, 03/15/46	60	58,780
4.00%, 03/07/49	171	133,890
2.45%, 06/24/50	171	99,002
2.75%, 12/10/51	200	121,647
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
5.00%, 05/17/53	$195	$ 175,735
5.70%, 09/15/55	100	99,226
5.55%, 12/04/55	190	184,509
2.90%, 12/10/61	171	97,608
5.15%, 05/17/63	135	121,105
5.70%, 12/04/65	125	121,444
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	130	138,698
Mylan, Inc.
4.55%, 04/15/28	140	139,280
5.40%, 11/29/43	87	73,592
5.20%, 04/15/48	96	75,992
Novartis Capital Corp.
3.10%, 05/17/27	127	125,819
3.90%, 11/05/28	75	74,632
4.10%, 03/16/29(a)	90	89,892
3.80%, 09/18/29	125	123,377
2.20%, 08/14/30	171	156,546
4.10%, 11/05/30	205	202,716
4.40%, 03/18/31	105	104,977
4.00%, 09/18/31	75	73,887
4.30%, 11/05/32	75	73,909
4.60%, 03/18/33	160	159,320
4.20%, 09/18/34(a)	145	140,206
4.60%, 11/05/35	105	102,891
4.90%, 03/18/36	175	174,581
3.70%, 09/21/42	50	40,576
4.40%, 05/06/44	214	187,590
5.20%, 11/05/45(a)	40	38,268
4.00%, 11/20/45	130	106,767
5.60%, 03/18/46	90	90,150
2.75%, 08/14/50(a)	90	56,568
4.70%, 09/18/54	95	82,991
5.30%, 11/05/55(a)	40	38,228
5.70%, 03/18/56	45	45,321
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	390	392,315
4.65%, 05/19/30	400	403,035
4.75%, 05/19/33	605	602,695
5.11%, 05/19/43	350	330,259
5.30%, 05/19/53	730	678,440
5.34%, 05/19/63	515	467,788
Pfizer, Inc.
3.88%, 11/15/27	70	69,848
3.60%, 09/15/28(a)	91	90,109
3.45%, 03/15/29	240	235,924
2.63%, 04/01/30	171	160,113
1.70%, 05/28/30	142	127,659
4.20%, 11/15/30	120	119,166
1.75%, 08/18/31(a)	171	149,317
4.50%, 11/15/32	125	123,974
4.88%, 11/15/35	125	123,752
4.00%, 12/15/36(a)	137	126,175
4.10%, 09/15/38	171	154,276
3.90%, 03/15/39	87	75,679
7.20%, 03/15/39	284	331,986
2.55%, 05/28/40	86	62,341
5.60%, 09/15/40	100	102,444
4.30%, 06/15/43	87	74,250
4.40%, 05/15/44	137	118,875
4.13%, 12/15/46	227	182,782
4.20%, 09/15/48	87	70,123
4.00%, 03/15/49	171	133,435
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer, Inc. (continued)
2.70%, 05/28/50(a)	$140	$ 85,866
5.60%, 11/15/55(a)	50	48,986
5.70%, 11/15/65	50	48,275
Sanofi SA
3.75%, 11/03/27	50	49,807
3.63%, 06/19/28	141	139,491
3.80%, 11/03/28	50	49,652
4.20%, 11/03/32	100	98,160
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	200	202,579
2.05%, 03/31/30	200	181,721
5.30%, 07/05/34	200	202,271
3.03%, 07/09/40	200	150,403
5.65%, 07/05/44	200	196,368
3.18%, 07/09/50	200	131,433
3.38%, 07/09/60	250	156,730
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	200	200,015
5.90%, 07/07/55	200	199,065
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	87	69,892
Viatris, Inc.
2.30%, 06/22/27	171	165,811
2.70%, 06/22/30	200	181,200
3.85%, 06/22/40	171	129,784
4.00%, 06/22/50	250	163,852
Wyeth LLC
6.50%, 02/01/34	87	96,100
5.95%, 04/01/37	87	92,222
Zoetis, Inc.
3.00%, 09/12/27	25	24,577
4.15%, 08/17/28	50	49,845
3.90%, 08/20/28	171	169,406
2.00%, 05/15/30	71	64,489
5.00%, 08/17/35(a)	150	148,779
4.70%, 02/01/43	71	63,312
3.95%, 09/12/47	87	68,206
4.45%, 08/20/48(a)	87	72,990
3.00%, 05/15/50(a)	71	45,711
		45,494,363
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.80%, 06/15/30	100	100,201
2.50%, 04/01/31	107	95,603
4.90%, 01/15/33	50	49,306
5.95%, 08/15/34	25	26,025
5.50%, 06/15/35	50	50,460
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	25	26,395
		347,990
Residential REITs — 0.1%
Essential Properties LP
2.95%, 07/15/31	41	36,932
5.40%, 12/01/35	25	24,575
NNN REIT, Inc.
3.50%, 10/15/27	25	24,719
4.60%, 02/15/31(a)	25	24,849
5.60%, 10/15/33	50	51,453
5.50%, 06/15/34	50	50,760
3.10%, 04/15/50(a)	171	109,001
3.00%, 04/15/52	82	50,436
Realty Income Corp.
3.95%, 08/15/27	87	86,572
Security	Par (000)	Value
Residential REITs (continued)
Realty Income Corp. (continued)
3.40%, 01/15/28	$87	$ 85,547
3.65%, 01/15/28	50	49,412
2.20%, 06/15/28	75	71,610
4.70%, 12/15/28	40	40,225
3.95%, 02/01/29	50	49,421
4.75%, 02/15/29	50	50,489
3.25%, 06/15/29	48	46,167
4.00%, 07/15/29	75	74,161
3.10%, 12/15/29	87	82,870
3.40%, 01/15/30	87	83,429
3.25%, 01/15/31	116	109,075
2.70%, 02/15/32	50	44,633
5.63%, 10/13/32	90	93,843
2.85%, 12/15/32	100	88,693
4.50%, 02/01/33	50	48,744
1.80%, 03/15/33	72	59,378
04/15/33(e)	35	34,524
4.90%, 07/15/33(a)	60	59,839
5.13%, 02/15/34	50	50,336
5.13%, 04/15/35	100	100,028
4.65%, 03/15/47	100	86,060
5.38%, 09/01/54	50	47,528
Store Capital LLC
4.63%, 03/15/29	75	74,200
5.40%, 04/30/30	50	50,230
4.95%, 02/11/31(b)	25	24,782
2.70%, 12/01/31	87	75,706
Tanger Properties LP, 3.88%, 07/15/27(a)	171	169,600
		2,309,827
Retail REITs — 0.1%
Simon Property Group LP
3.38%, 06/15/27(a)	130	128,662
1.75%, 02/01/28	50	47,830
2.45%, 09/13/29	187	175,181
2.65%, 07/15/30	171	158,802
4.38%, 10/01/30	45	44,745
4.30%, 01/15/31	50	49,277
2.25%, 01/15/32	121	105,818
2.65%, 02/01/32	200	178,314
5.50%, 03/08/33	100	103,553
6.25%, 01/15/34	200	215,014
4.75%, 09/26/34	105	102,746
5.13%, 10/01/35	75	75,118
4.75%, 03/15/42	74	67,030
4.25%, 10/01/44	87	71,605
4.25%, 11/30/46	87	70,554
3.25%, 09/13/49(a)	114	76,390
3.80%, 07/15/50	50	36,836
5.85%, 03/08/53(a)	100	99,673
6.65%, 01/15/54	35	38,346
		1,845,494
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
4.32%, 03/24/28	50	50,316
3.92%, 06/01/32	75	73,139
4.39%, 06/01/52(a)	85	70,489
Analog Devices, Inc.
3.45%, 06/15/27	25	24,786
4.25%, 06/15/28	75	75,119
1.70%, 10/01/28	130	122,321
4.50%, 06/15/30	50	50,158

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc. (continued)
2.10%, 10/01/31	$125	$ 110,285
5.05%, 04/01/34	50	51,008
2.80%, 10/01/41	149	106,823
2.95%, 10/01/51(a)	165	104,833
5.30%, 04/01/54	50	47,455
Applied Materials, Inc.
3.30%, 04/01/27	171	169,560
4.80%, 06/15/29	85	86,515
1.75%, 06/01/30	72	64,804
4.00%, 01/15/31	50	49,024
4.60%, 01/15/36	100	97,139
5.85%, 06/15/41	75	78,243
4.35%, 04/01/47(a)	130	109,873
2.75%, 06/01/50(a)	87	54,894
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28(a)	87	85,946
Broadcom, Inc.
5.05%, 07/12/27	59	59,605
1.95%, 02/15/28	117	112,287
4.80%, 04/15/28	100	101,110
4.00%, 04/15/29(b)	95	94,058
4.75%, 04/15/29	175	176,952
5.05%, 07/12/29	235	239,859
4.35%, 02/15/30	120	119,575
5.05%, 04/15/30	75	76,440
4.60%, 07/15/30	210	211,045
4.20%, 10/15/30	70	69,187
4.15%, 11/15/30	200	196,878
4.30%, 01/15/31	45	44,613
2.45%, 02/15/31	300	272,457
5.15%, 11/15/31	115	117,970
4.15%, 04/15/32(b)	108	104,490
5.20%, 04/15/32	75	76,770
4.90%, 07/15/32	175	176,529
4.30%, 11/15/32	231	224,936
4.60%, 01/15/33	100	98,477
2.60%, 02/15/33	275	240,451
3.42%, 04/15/33	302	276,156
3.47%, 04/15/34	569	512,349
4.80%, 10/15/34	210	206,820
5.20%, 07/15/35	325	327,534
3.14%, 11/15/35(b)	407	345,781
4.95%, 01/15/36	140	138,075
4.80%, 02/15/36	175	170,614
3.19%, 11/15/36(b)	350	292,481
4.93%, 05/15/37(b)	377	365,661
4.90%, 02/15/38	210	202,687
3.50%, 02/15/41	279	222,589
3.75%, 02/15/51(a)	225	167,468
5.70%, 01/15/56	150	149,222
4.55%, 02/15/32	105	104,087
Intel Corp.
3.15%, 05/11/27(a)	200	197,155
3.75%, 08/05/27	150	148,732
4.88%, 02/10/28	190	191,337
1.60%, 08/12/28	88	82,458
4.00%, 08/05/29	100	98,322
2.45%, 11/15/29	171	158,878
5.13%, 02/10/30	110	111,410
3.90%, 03/25/30	300	290,800
5.00%, 02/21/31	45	45,401
2.00%, 08/12/31	87	75,278
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
4.15%, 08/05/32	$200	$ 190,674
4.00%, 12/15/32	100	94,185
5.20%, 02/10/33	260	262,036
5.15%, 02/21/34(a)	160	159,562
4.60%, 03/25/40	100	88,180
2.80%, 08/12/41	63	43,273
5.63%, 02/10/43	45	42,608
4.90%, 07/29/45	100	84,313
4.10%, 05/19/46	227	170,162
4.10%, 05/11/47	87	64,911
3.73%, 12/08/47	240	167,705
3.25%, 11/15/49	300	189,540
4.75%, 03/25/50	250	202,278
3.05%, 08/12/51	220	133,536
4.90%, 08/05/52(a)	300	245,070
5.70%, 02/10/53	205	188,757
5.60%, 02/21/54(a)	130	119,255
3.10%, 02/15/60	162	89,491
4.95%, 03/25/60	121	97,252
3.20%, 08/12/61	63	35,152
5.05%, 08/05/62	100	80,838
5.90%, 02/10/63	185	171,609
KLA Corp.
4.10%, 03/15/29	87	86,638
4.65%, 07/15/32	50	50,222
4.70%, 02/01/34	50	49,556
5.00%, 03/15/49	50	45,102
3.30%, 03/01/50	184	125,324
4.95%, 07/15/52	165	147,690
5.25%, 07/15/62(a)	75	68,413
Lam Research Corp.
4.00%, 03/15/29(a)	75	74,554
1.90%, 06/15/30	141	127,527
4.88%, 03/15/49	171	153,118
2.88%, 06/15/50(a)	76	47,895
Marvell Technology, Inc.
2.45%, 04/15/28	371	356,734
4.75%, 07/15/30	50	50,170
2.95%, 04/15/31	82	75,254
5.45%, 07/15/35	50	50,805
Microchip Technology, Inc.
4.90%, 03/15/28	75	75,454
5.05%, 03/15/29	50	50,726
5.05%, 02/15/30	150	151,298
Micron Technology, Inc.
5.30%, 01/15/31	110	115,139
2.70%, 04/15/32	120	108,258
5.88%, 02/09/33	50	53,446
5.88%, 09/15/33	60	64,128
5.80%, 01/15/35	25	26,618
6.05%, 11/01/35	150	161,856
3.37%, 11/01/41	87	67,495
3.48%, 11/01/51	87	61,479
NVIDIA Corp.
1.55%, 06/15/28	125	118,750
2.85%, 04/01/30	114	108,226
2.00%, 06/15/31	121	108,382
3.50%, 04/01/40	122	101,583
3.50%, 04/01/50(a)	257	189,538
3.70%, 04/01/60	52	37,356
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27	90	89,948
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc. (continued)
4.30%, 08/19/28	$40	$ 39,807
4.30%, 06/18/29(a)	171	169,419
3.40%, 05/01/30	80	76,153
2.50%, 05/11/31	149	133,871
2.65%, 02/15/32	67	59,155
4.85%, 08/19/32	25	24,660
5.00%, 01/15/33(a)	112	111,253
5.25%, 08/19/35(a)	75	74,773
3.25%, 05/11/41	87	63,968
3.13%, 02/15/42	87	61,431
3.25%, 11/30/51	75	47,935
Qorvo, Inc., 4.38%, 10/15/29	96	93,879
QUALCOMM, Inc.
3.25%, 05/20/27	162	160,537
1.30%, 05/20/28	184	173,671
2.15%, 05/20/30(a)	105	96,109
4.50%, 05/20/30	50	50,292
1.65%, 05/20/32(a)	142	120,269
4.25%, 05/20/32	52	51,189
4.75%, 05/20/32	50	50,272
5.40%, 05/20/33	100	104,063
4.65%, 05/20/35	87	85,675
5.00%, 05/20/35(a)	50	49,924
4.80%, 05/20/45	180	159,061
4.30%, 05/20/47	182	147,737
3.25%, 05/20/50(a)	240	160,589
4.50%, 05/20/52	133	108,959
6.00%, 05/20/53(a)	100	101,709
Skyworks Solutions, Inc., 3.00%, 06/01/31	67	59,745
Texas Instruments, Inc.
2.90%, 11/03/27	75	73,781
4.60%, 02/15/28(a)	35	35,263
4.60%, 02/08/29	25	25,325
2.25%, 09/04/29	118	110,614
1.75%, 05/04/30	75	67,723
4.50%, 05/23/30	50	50,230
1.90%, 09/15/31	98	86,251
3.65%, 08/16/32	50	47,578
4.90%, 03/14/33	30	30,511
4.85%, 02/08/34	25	25,227
5.10%, 05/23/35	50	50,622
3.88%, 03/15/39	171	149,257
4.15%, 05/15/48	171	138,567
4.10%, 08/16/52	25	19,421
5.00%, 03/14/53(a)	80	72,161
5.15%, 02/08/54(a)	175	162,139
5.05%, 05/18/63	170	149,362
TSMC Arizona Corp.
2.50%, 10/25/31	390	354,030
4.25%, 04/22/32	200	198,646
3.13%, 10/25/41	200	162,352
4.50%, 04/22/52(a)	200	186,000
Xilinx, Inc., 2.38%, 06/01/30	240	221,551
		20,549,499
Software — 0.6%
Adobe, Inc.
4.85%, 04/04/27	85	85,592
4.75%, 01/17/28	100	101,226
4.80%, 04/04/29	50	50,815
Security	Par (000)	Value
Software (continued)
Adobe, Inc. (continued)
4.95%, 01/17/30	$100	$ 102,091
2.30%, 02/01/30(a)	206	190,437
4.95%, 04/04/34	50	50,068
Atlassian Corp.
5.25%, 05/15/29	25	25,150
5.50%, 05/15/34	25	24,481
Autodesk, Inc.
3.50%, 06/15/27	50	49,427
2.85%, 01/15/30	74	69,293
2.40%, 12/15/31	133	116,696
5.30%, 06/15/35	50	50,064
Cadence Design Systems, Inc.
4.20%, 09/10/27	35	34,971
4.30%, 09/10/29	100	99,684
4.70%, 09/10/34	100	98,175
Concentrix Corp.(a)
6.60%, 08/02/28	75	74,542
6.50%, 03/01/29	25	24,316
6.85%, 08/02/33	50	46,360
Intuit, Inc.
1.35%, 07/15/27	142	136,909
5.13%, 09/15/28	75	76,446
1.65%, 07/15/30	169	150,564
5.20%, 09/15/33	75	76,301
5.50%, 09/15/53(a)	175	160,962
Microsoft Corp.
3.40%, 06/15/27	171	170,114
1.35%, 09/15/30	69	61,404
3.50%, 02/12/35(a)	200	186,185
3.45%, 08/08/36(a)	254	228,958
4.10%, 02/06/37	100	95,234
3.70%, 08/08/46	171	134,963
4.25%, 02/06/47	100	85,204
2.53%, 06/01/50	650	389,743
2.50%, 09/15/50	140	83,174
2.92%, 03/17/52	750	482,346
4.50%, 02/06/57	341	290,450
2.68%, 06/01/60(a)	692	386,503
3.04%, 03/17/62	292	177,412
MSCI, Inc.(a)
5.25%, 09/01/35	125	122,445
5.15%, 03/15/36	50	48,429
Oracle Corp.
2.80%, 04/01/27	257	252,589
3.25%, 11/15/27	230	224,451
2.30%, 03/25/28	262	249,570
4.50%, 05/06/28	65	64,699
4.80%, 08/03/28	187	187,079
4.55%, 02/04/29	425	419,629
4.20%, 09/27/29	200	193,826
6.15%, 11/09/29	70	72,180
2.95%, 04/01/30	500	456,418
4.65%, 05/06/30	65	63,527
3.25%, 05/15/30(a)	163	150,672
4.45%, 09/26/30	235	226,465
4.95%, 02/04/31	425	415,837
2.88%, 03/25/31	367	325,967
5.25%, 02/03/32	130	127,680
4.80%, 09/26/32(a)	295	280,943
6.25%, 11/09/32	200	205,223
4.90%, 02/06/33	100	94,769

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Oracle Corp. (continued)
5.35%, 05/04/33(a)	$425	$ 413,728
4.30%, 07/08/34	384	340,514
4.70%, 09/27/34	325	296,601
3.90%, 05/15/35	137	115,988
5.50%, 08/03/35	225	214,784
5.20%, 09/26/35	475	445,548
5.70%, 02/04/36	270	259,602
3.85%, 07/15/36(a)	130	107,718
3.80%, 11/15/37	130	103,239
6.50%, 04/15/38(a)	200	200,456
6.13%, 07/08/39	157	150,076
3.60%, 04/01/40	316	229,093
5.38%, 07/15/40	271	237,273
3.65%, 03/25/41	285	202,824
4.50%, 07/08/44	87	64,420
4.13%, 05/15/45	200	137,691
5.88%, 09/26/45	380	327,842
6.55%, 02/04/46	325	303,211
4.00%, 07/15/46	384	258,597
4.00%, 11/15/47	257	170,081
3.60%, 04/01/50	500	301,864
3.95%, 03/25/51	346	219,245
6.90%, 11/09/52	300	283,239
5.55%, 02/06/53	290	231,380
5.38%, 09/27/54	200	154,705
4.38%, 05/15/55	164	108,394
6.00%, 08/03/55	225	188,636
5.95%, 09/26/55	430	361,746
6.70%, 02/04/56	510	473,333
3.85%, 04/01/60	359	211,262
4.10%, 03/25/61	200	122,981
5.50%, 09/27/64	175	134,017
6.13%, 08/03/65	150	124,780
6.10%, 09/26/65	280	232,171
6.85%, 02/04/66	325	298,780
Roper Technologies, Inc.
1.40%, 09/15/27	65	62,185
4.20%, 09/15/28(a)	100	99,384
4.25%, 09/15/28(a)	30	29,804
2.95%, 09/15/29	76	71,803
4.50%, 10/15/29	75	74,565
2.00%, 06/30/30(a)	92	82,105
4.45%, 09/15/30	50	49,239
1.75%, 02/15/31	86	74,242
4.75%, 02/15/32	50	49,408
4.90%, 10/15/34	100	96,555
5.10%, 09/15/35(a)	155	150,719
Salesforce, Inc.
4.50%, 03/15/28	375	375,097
3.70%, 04/11/28	341	337,150
1.50%, 07/15/28	60	56,330
4.65%, 03/15/29	375	375,777
1.95%, 07/15/31	156	136,227
4.90%, 09/15/31	375	374,469
5.20%, 03/15/33	300	299,488
5.55%, 03/15/36	375	373,834
2.70%, 07/15/41	156	106,243
6.40%, 03/15/46	150	151,038
2.90%, 07/15/51	287	168,104
6.55%, 03/15/56	375	376,301
3.05%, 07/15/61(a)	150	83,483
Security	Par (000)	Value
Software (continued)
Salesforce, Inc. (continued)
6.70%, 03/15/66	$150	$ 152,462
ServiceNow, Inc., 1.40%, 09/01/30	140	121,476
Synopsys, Inc.
4.55%, 04/01/27	150	150,102
4.65%, 04/01/28	75	75,275
4.85%, 04/01/30	270	271,986
5.00%, 04/01/32	150	151,302
5.15%, 04/01/35	300	300,574
5.70%, 04/01/55	275	262,923
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	65	64,414
4.95%, 03/28/28	140	141,280
5.40%, 06/12/29	25	25,548
4.00%, 04/14/32(a)	76	72,487
5.60%, 06/12/34	25	25,440
VMware LLC
1.80%, 08/15/28	75	70,621
4.70%, 05/15/30	141	141,864
2.20%, 08/15/31	200	175,543
Workday, Inc.
3.50%, 04/01/27	81	80,288
3.70%, 04/01/29	61	59,414
3.80%, 04/01/32	139	129,029
		23,400,055
Specialty Retail — 0.1%
AutoZone, Inc.
3.75%, 06/01/27	75	74,468
4.50%, 02/01/28	145	145,281
6.25%, 11/01/28	25	26,095
3.75%, 04/18/29	171	167,294
5.10%, 07/15/29	50	50,821
4.00%, 04/15/30	100	97,592
5.13%, 06/15/30	25	25,430
1.65%, 01/15/31(a)	100	86,803
4.75%, 08/01/32	100	99,040
4.75%, 02/01/33	150	147,708
5.20%, 08/01/33	25	25,267
6.55%, 11/01/33	25	27,210
5.40%, 07/15/34(a)	50	50,769
Dick’s Sporting Goods, Inc.
4.00%, 10/01/29(b)	50	48,651
3.15%, 01/15/32(a)	100	90,893
4.10%, 01/15/52(a)	70	49,580
Genuine Parts Co.
6.50%, 11/01/28	25	25,933
4.95%, 08/15/29	75	74,739
1.88%, 11/01/30	50	43,086
2.75%, 02/01/32	75	65,004
6.88%, 11/01/33(a)	25	27,008
O’Reilly Automotive, Inc.
3.60%, 09/01/27	100	98,965
4.35%, 06/01/28	171	171,110
3.90%, 06/01/29	171	168,213
1.75%, 03/15/31	78	68,032
4.70%, 06/15/32	100	99,320
5.00%, 08/19/34	50	49,447
5.10%, 03/12/36	50	49,346
Ross Stores, Inc., 1.88%, 04/15/31	71	62,295
TJX Cos., Inc., 4.50%, 04/15/50	87	74,421
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialty Retail (continued)
Tractor Supply Co.
1.75%, 11/01/30	$69	$ 60,825
5.25%, 05/15/33(a)	20	20,306
		2,370,952
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
3.20%, 05/11/27	257	255,110
3.00%, 06/20/27	25	24,730
2.90%, 09/12/27	221	217,807
3.00%, 11/13/27	171	168,659
1.20%, 02/08/28	450	428,543
4.00%, 05/10/28	880	881,049
4.00%, 05/12/28	100	100,109
1.40%, 08/05/28	470	443,987
3.25%, 08/08/29	200	195,346
2.20%, 09/11/29(a)	212	199,882
4.15%, 05/10/30	80	80,196
1.65%, 05/11/30	240	217,670
4.20%, 05/12/30(a)	100	100,517
1.25%, 08/20/30	150	132,843
1.65%, 02/08/31	427	381,071
1.70%, 08/05/31(a)	70	61,702
4.50%, 05/12/32(a)	100	101,434
3.35%, 08/08/32	200	190,435
4.30%, 05/10/33	580	580,825
4.75%, 05/12/35(a)	100	101,612
4.50%, 02/23/36(a)	87	86,621
2.38%, 02/08/41	100	70,924
3.85%, 05/04/43	300	248,014
4.45%, 05/06/44(a)	87	77,833
3.45%, 02/09/45	231	176,515
4.38%, 05/13/45	237	207,408
4.65%, 02/23/46	438	393,638
3.85%, 08/04/46	230	182,575
4.25%, 02/09/47	87	72,859
3.75%, 09/12/47	300	231,975
3.75%, 11/13/47	214	165,534
2.95%, 09/11/49	214	140,163
2.65%, 05/11/50(a)	206	126,046
2.40%, 08/20/50	177	102,136
2.65%, 02/08/51	414	250,552
2.70%, 08/05/51	200	122,488
3.95%, 08/08/52	150	116,412
4.85%, 05/10/53(a)	100	92,024
2.55%, 08/20/60	171	91,122
2.80%, 02/08/61	177	101,044
2.85%, 08/05/61(a)	170	98,400
4.10%, 08/08/62	150	114,221
Dell International LLC/EMC Corp.
6.10%, 07/15/27	25	25,468
5.25%, 02/01/28	200	202,660
4.75%, 04/01/28	30	30,211
4.15%, 02/15/29	100	99,168
5.30%, 10/01/29	214	218,395
4.35%, 02/01/30	150	148,471
5.00%, 04/01/30	40	40,481
6.20%, 07/15/30	120	126,806
4.50%, 02/15/31	100	98,818
5.30%, 04/01/32	175	177,717
4.75%, 10/06/32	100	98,579
5.75%, 02/01/33	60	62,362
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp. (continued)
5.40%, 04/15/34	$150	$ 151,350
4.85%, 02/01/35(a)	75	72,566
5.50%, 04/01/35	175	177,038
5.10%, 02/15/36(a)	100	97,780
8.10%, 07/15/36	69	82,018
3.38%, 12/15/41	171	127,491
8.35%, 07/15/46	76	94,072
3.45%, 12/15/51(a)	102	69,031
Dell, Inc.
7.10%, 04/15/28(a)	71	74,569
6.50%, 04/15/38	71	75,440
Hewlett Packard Enterprise Co.
4.05%, 09/15/27(a)	100	99,353
4.40%, 09/25/27	150	149,778
4.50%, 03/23/28	50	50,003
5.25%, 07/01/28	120	121,814
4.15%, 09/15/28	100	99,200
4.60%, 03/23/29	40	39,963
4.55%, 10/15/29	225	223,882
4.40%, 10/15/30	100	98,182
4.85%, 10/15/31	175	173,820
5.25%, 04/01/33	50	49,703
5.00%, 10/15/34	250	241,997
6.20%, 10/15/35(a)	87	92,243
6.35%, 10/15/45(a)	130	129,790
5.60%, 10/15/54	200	178,533
HP, Inc.
3.00%, 06/17/27	125	122,804
4.75%, 01/15/28	50	50,219
4.00%, 04/15/29	115	112,994
5.40%, 04/25/30	25	25,525
3.40%, 06/17/30	50	47,397
2.65%, 06/17/31	171	152,080
4.20%, 04/15/32(a)	100	95,093
5.50%, 01/15/33(a)	150	151,861
6.10%, 04/25/35(a)	25	26,011
6.00%, 09/15/41(a)	162	160,108
NetApp, Inc.
2.38%, 06/22/27	200	194,979
2.70%, 06/22/30	50	45,914
5.70%, 03/17/35	80	81,499
Teledyne FLIR LLC, 2.50%, 08/01/30	50	45,952
		13,543,219
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
2.85%, 03/27/30(a)	171	161,507
3.25%, 03/27/40(a)	171	134,512
3.88%, 11/01/45	87	68,088
3.38%, 11/01/46	257	184,143
3.38%, 03/27/50(a)	100	69,551
PVH Corp., 5.50%, 06/13/30	50	50,371
Ralph Lauren Corp., 2.95%, 06/15/30	150	141,342
Tapestry, Inc.
3.05%, 03/15/32(a)	50	45,288
5.50%, 03/11/35	100	100,172
		954,974
Tobacco — 0.3%
Altria Group, Inc.
4.88%, 02/04/28	50	50,413
6.20%, 11/01/28	25	26,075

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Altria Group, Inc. (continued)
4.80%, 02/14/29	$95	$ 95,768
3.40%, 05/06/30	126	120,408
4.50%, 08/06/30	50	49,784
2.45%, 02/04/32	208	182,518
5.63%, 02/06/35(a)	70	71,696
5.25%, 08/06/35	75	74,729
5.80%, 02/14/39	257	258,015
3.40%, 02/04/41	171	129,074
4.25%, 08/09/42	100	81,461
4.50%, 05/02/43	71	58,987
5.38%, 01/31/44	226	209,416
3.88%, 09/16/46	150	109,867
5.95%, 02/14/49(a)	300	290,864
4.45%, 05/06/50	114	89,071
3.70%, 02/04/51	155	106,695
4.00%, 02/04/61(a)	121	84,508
BAT Capital Corp.
4.70%, 04/02/27	87	87,192
3.56%, 08/15/27	333	329,346
2.26%, 03/25/28	204	195,799
3.46%, 09/06/29	87	83,965
4.91%, 04/02/30	104	105,123
6.34%, 08/02/30	100	106,748
5.83%, 02/20/31	25	26,162
2.73%, 03/25/31	200	182,882
4.74%, 03/16/32	146	145,504
5.35%, 08/15/32	75	76,959
7.75%, 10/19/32	40	45,931
4.63%, 03/22/33	110	107,645
6.42%, 08/02/33	90	97,605
6.00%, 02/20/34	100	105,695
5.63%, 08/15/35(a)	125	128,558
4.39%, 08/15/37	384	348,879
3.73%, 09/25/40(a)	50	39,739
7.08%, 08/02/43	50	54,959
4.54%, 08/15/47	254	206,231
4.76%, 09/06/49	100	82,915
5.28%, 04/02/50	87	76,794
5.65%, 03/16/52(a)	96	88,931
7.08%, 08/02/53	125	138,108
6.25%, 08/15/55(a)	75	75,856
BAT International Finance PLC
4.45%, 03/16/28(a)	96	96,038
5.93%, 02/02/29	150	155,608
Philip Morris International, Inc.
3.13%, 08/17/27	171	168,645
4.38%, 11/01/27	75	75,183
5.13%, 11/17/27	200	202,682
4.88%, 02/15/28	175	176,790
3.13%, 03/02/28	100	97,949
4.13%, 04/28/28	65	64,892
5.25%, 09/07/28	25	25,637
3.88%, 10/27/28	60	59,492
4.88%, 02/13/29(a)	75	76,117
3.38%, 08/15/29	50	48,428
4.63%, 11/01/29(a)	75	75,660
5.63%, 11/17/29	155	161,103
5.13%, 02/15/30	300	306,102
4.38%, 04/30/30	50	49,733
2.10%, 05/01/30	100	91,008
5.50%, 09/07/30	25	25,961
Security	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued)
4.00%, 10/29/30	$75	$ 73,411
1.75%, 11/01/30	91	80,579
5.13%, 02/13/31	75	76,708
4.75%, 11/01/31	75	75,341
4.25%, 10/29/32(a)	75	72,655
5.75%, 11/17/32	170	178,962
5.38%, 02/15/33	300	308,323
5.63%, 09/07/33	25	26,084
5.25%, 02/13/34	275	280,033
4.90%, 11/01/34	75	74,598
4.88%, 04/30/35(a)	40	39,378
4.63%, 10/29/35	125	120,246
6.38%, 05/16/38(a)	220	239,801
4.38%, 11/15/41	150	130,218
4.50%, 03/20/42	150	131,083
3.88%, 08/21/42	62	49,754
4.13%, 03/04/43	79	65,284
4.88%, 11/15/43	137	123,314
4.25%, 11/10/44	65	53,834
Reynolds American, Inc.
5.70%, 08/15/35	82	84,285
6.15%, 09/15/43	53	53,373
5.85%, 08/15/45	300	290,544
		9,611,711
Transportation Infrastructure — 0.1%
FedEx Corp.
3.10%, 08/05/29(a)	100	95,963
4.25%, 05/15/30	141	139,530
2.40%, 05/15/31(a)	109	98,154
4.90%, 01/15/34(a)	100	98,932
3.90%, 02/01/35	67	61,284
3.25%, 05/15/41	147	110,669
3.88%, 08/01/42	50	38,764
4.75%, 11/15/45	114	97,362
4.55%, 04/01/46	230	191,460
4.40%, 01/15/47	87	67,707
4.05%, 02/15/48	87	66,334
4.95%, 10/17/48(a)	51	44,231
5.25%, 05/15/50(a)	100	91,643
5.25%, 05/15/50	75	68,732
GXO Logistics, Inc.
6.25%, 05/06/29	25	25,917
2.65%, 07/15/31	87	77,439
6.50%, 05/06/34(a)	25	26,234
Ryder System, Inc.
4.30%, 06/15/27	60	59,877
5.65%, 03/01/28(a)	50	51,064
5.25%, 06/01/28	40	40,639
6.30%, 12/01/28	50	52,231
5.38%, 03/15/29	50	51,167
4.90%, 12/01/29	100	101,102
5.00%, 03/15/30	50	50,551
4.85%, 06/15/30	50	50,344
6.60%, 12/01/33	45	49,296
United Parcel Service, Inc.
3.05%, 11/15/27	87	85,611
3.40%, 03/15/29	50	48,884
4.45%, 04/01/30(a)	100	100,703
4.65%, 10/15/30	50	50,738
4.88%, 03/03/33(a)	60	61,159
5.15%, 05/22/34(a)	75	77,043
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation Infrastructure (continued)
United Parcel Service, Inc. (continued)
5.25%, 05/14/35(a)	$145	$ 148,183
6.20%, 01/15/38	174	189,842
5.20%, 04/01/40(a)	171	168,107
4.88%, 11/15/40	50	47,609
3.63%, 10/01/42	87	68,588
3.40%, 11/15/46	78	55,793
3.75%, 11/15/47	137	102,932
4.25%, 03/15/49	50	40,101
3.40%, 09/01/49(a)	75	52,169
5.30%, 04/01/50(a)	171	160,159
5.05%, 03/03/53	160	142,337
5.50%, 05/22/54	125	119,253
5.95%, 05/14/55	130	131,299
5.60%, 05/22/64	75	70,818
6.05%, 05/14/65	75	75,524
		3,903,478
Water Utilities — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	87	85,463
3.75%, 09/01/28	257	254,434
3.45%, 06/01/29	87	84,617
2.80%, 05/01/30	100	93,874
2.30%, 06/01/31	155	138,625
4.45%, 06/01/32(a)	90	88,587
5.15%, 03/01/34	50	50,825
5.25%, 03/01/35(a)	100	101,608
4.30%, 12/01/42	50	43,219
4.30%, 09/01/45(a)	87	72,312
3.75%, 09/01/47	87	64,731
4.20%, 09/01/48	80	63,588
4.15%, 06/01/49(a)	87	68,106
3.45%, 05/01/50	50	34,800
3.25%, 06/01/51	155	103,523
5.45%, 03/01/54	50	47,390
5.70%, 09/01/55	110	107,623
Essential Utilities, Inc.
4.80%, 08/15/27	250	250,951
2.40%, 05/01/31(a)	171	152,906
5.38%, 01/15/34(a)	25	25,345
5.25%, 08/15/35	25	24,966
5.13%, 03/15/36	25	24,651
4.28%, 05/01/49	60	46,832
3.35%, 04/15/50	121	80,103
5.30%, 05/01/52	61	55,234
		2,164,313
Wireless Telecommunication Services — 0.3%
America Movil SAB de C.V.
3.63%, 04/22/29	244	237,329
6.38%, 03/01/35	100	108,115
6.13%, 03/30/40	200	208,678
4.38%, 07/16/42	229	196,180
4.38%, 04/22/49	200	163,186
America Movil SAB de CV, 4.70%, 07/21/32	200	197,596
Orange SA
9.00%, 03/01/31	437	516,504
5.38%, 01/13/42	100	96,763
5.50%, 02/06/44	50	48,583
Rogers Communications, Inc.
5.00%, 02/15/29	50	50,516
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc. (continued)
3.80%, 03/15/32	$183	$ 170,828
5.30%, 02/15/34(a)	500	497,822
7.50%, 08/15/38	100	114,062
4.50%, 03/15/42	59	49,754
5.45%, 10/01/43	75	69,543
5.00%, 03/15/44	87	76,322
4.30%, 02/15/48	114	89,173
4.35%, 05/01/49	50	39,356
3.70%, 11/15/49	35	25,580
4.55%, 03/15/52	240	189,562
T-Mobile USA, Inc.
3.75%, 04/15/27	500	496,905
2.05%, 02/15/28	212	203,345
4.95%, 03/15/28	85	85,883
4.80%, 07/15/28	80	80,765
4.85%, 01/15/29	65	65,753
2.63%, 02/15/29	100	95,112
2.40%, 03/15/29	75	70,765
3.38%, 04/15/29	250	242,281
4.20%, 10/01/29	75	74,537
3.88%, 04/15/30	850	827,790
2.55%, 02/15/31	259	235,357
2.88%, 02/15/31	100	92,212
3.50%, 04/15/31	325	307,378
2.25%, 11/15/31	59	51,853
2.70%, 03/15/32	130	115,642
5.13%, 05/15/32	210	213,016
4.63%, 01/15/33	80	78,540
5.20%, 01/15/33	200	203,579
5.05%, 07/15/33	275	276,905
5.75%, 01/15/34	315	328,484
5.15%, 04/15/34	60	60,439
4.70%, 01/15/35	100	96,719
5.30%, 05/15/35	200	201,653
4.95%, 11/15/35	100	98,176
5.00%, 02/15/36	150	147,737
4.38%, 04/15/40	239	210,084
3.00%, 02/15/41	241	176,201
4.50%, 04/15/50(a)	295	238,187
3.30%, 02/15/51	300	196,344
3.40%, 10/15/52	141	92,338
5.65%, 01/15/53	200	189,146
5.75%, 01/15/54(a)	230	220,670
6.00%, 06/15/54	100	99,001
5.50%, 01/15/55	50	45,856
5.25%, 06/15/55	200	177,891
5.88%, 11/15/55	200	195,031
5.70%, 01/15/56	150	142,716
5.85%, 02/15/56	125	121,310
3.60%, 11/15/60	224	145,384
5.80%, 09/15/62	100	95,893
Vodafone Group PLC
7.88%, 02/15/30	74	82,766
6.15%, 02/27/37	31	33,189
5.00%, 05/30/38(a)	100	97,648
4.38%, 02/19/43	50	41,839
5.25%, 05/30/48	150	135,079
4.88%, 06/19/49	150	127,557
4.25%, 09/17/50	102	78,338
5.63%, 02/10/53	150	140,074

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
5.75%, 06/28/54	$200	$ 188,990
5.75%, 02/10/63	150	139,256
5.88%, 06/28/64	125	118,661
		11,425,727
Total Corporate Bonds — 24.5% (Cost: $947,927,911)		892,715,925
Foreign Agency Obligations
Canada — 0.4%
Canada Government International Bonds
3.75%, 04/26/28(a)	300	299,625
4.63%, 04/30/29	400	409,018
4.00%, 03/18/30(a)	530	532,205
Export Development Canada
3.00%, 05/25/27	300	297,055
3.75%, 09/07/27	300	299,512
4.13%, 02/13/29	750	755,212
4.00%, 06/20/30	120	120,227
4.75%, 06/05/34	250	258,155
Province of Alberta Canada
3.30%, 03/15/28	341	337,104
4.50%, 06/26/29	200	203,247
1.30%, 07/22/30	341	304,246
4.30%, 11/02/35	200	195,801
Province of British Columbia, 3.90%, 08/27/30(a)	350	347,977
Province of British Columbia Canada
4.70%, 01/24/28	400	405,545
4.80%, 11/15/28	250	255,330
4.90%, 04/24/29	300	308,066
1.30%, 01/29/31	200	175,610
4.20%, 07/06/33	400	394,237
4.75%, 06/12/34	200	203,210
4.80%, 06/11/35(a)	270	274,374
Province of Manitoba Canada
4.90%, 05/31/34	100	102,458
Series HB, 1.50%, 10/25/28	341	320,733
Province of New Brunswick Canada, 3.63%, 02/24/28	71	70,558
Province of Ontario Canada
3.10%, 05/19/27	400	396,518
1.05%, 05/21/27(a)	171	165,657
4.20%, 01/18/29	500	503,718
3.70%, 09/17/29	200	198,142
2.00%, 10/02/29	171	160,002
4.70%, 01/15/30	35	35,843
3.90%, 09/04/30	400	397,620
1.13%, 10/07/30	341	299,969
1.60%, 02/25/31	141	125,464
5.05%, 04/24/34(a)	200	207,808
4.85%, 06/11/35	375	383,624
4.45%, 11/20/35	250	247,534
Province of Quebec Canada
2.75%, 04/12/27	341	337,033
3.63%, 04/13/28	500	497,087
4.50%, 04/03/29	400	406,088
1.35%, 05/28/30	341	306,178
4.50%, 09/08/33	200	200,730
4.25%, 09/05/34	250	245,272
Security	Par (000)	Value
Canada (continued)
Province of Quebec Canada (continued)
4.63%, 08/28/35	$250	$ 250,642
Series PD, 7.50%, 09/15/29	500	555,409
Series RH, 3.88%, 01/14/31(a)	155	153,649
Province of Saskatchewan, 4.65%, 01/28/30	250	254,747
		13,198,239
Chile — 0.1%
Chile Government International Bonds
4.85%, 01/22/29	200	202,100
2.45%, 01/31/31	417	381,288
2.55%, 07/27/33	390	332,865
3.50%, 01/31/34	200	180,400
4.95%, 01/05/36	200	197,800
5.65%, 01/13/37	200	207,250
3.10%, 05/07/41	200	151,200
4.34%, 03/07/42	200	175,400
3.50%, 01/25/50	200	143,400
4.00%, 01/31/52(a)	290	225,258
5.33%, 01/05/54(a)	287	271,455
3.10%, 01/22/61	318	196,524
3.25%, 09/21/71	200	123,800
		2,788,740
Hungary — 0.0%
Hungary Government International Bonds, Series 30Y, 7.63%, 03/29/41	234	264,818
Indonesia — 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27	200	199,262
4.10%, 04/24/28	522	518,218
4.40%, 03/10/29	200	198,438
2.85%, 02/14/30	490	454,720
2.15%, 07/28/31	400	348,200
4.65%, 09/20/32	200	196,000
4.85%, 01/11/33	200	196,222
4.75%, 09/10/34	200	192,300
5.60%, 01/15/35	200	202,970
4.95%, 02/21/36	200	192,782
4.90%, 04/16/36	200	190,610
4.35%, 01/11/48	284	229,958
5.35%, 02/11/49	200	188,900
4.20%, 10/15/50	322	249,775
3.05%, 03/12/51	211	131,875
4.30%, 03/31/52	300	235,752
5.10%, 02/10/54(a)	200	181,500
3.20%, 09/23/61	222	133,382
		4,240,864
Israel — 0.1%
Israel Government International Bonds
Series 10Y, 3.25%, 01/17/28(a)	318	309,652
Series 10Y, 2.75%, 07/03/30	200	183,250
Series 10Y, 4.50%, 01/17/33	200	191,788
Series 10Y, 5.50%, 03/12/34(a)	400	405,250
Series 10Y, 5.63%, 02/19/35	200	203,000
Series 10Y, 5.00%, 01/13/36	300	288,936
Series 30Y, 4.50%, 01/30/43	415	350,934
Series 30Y, 4.13%, 01/17/48	322	242,204
Series 30Y, 5.75%, 03/12/54	200	185,468
Series 30Y, 5.88%, 01/13/56	250	235,589
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
Israel Government International Bonds (continued)
Series 5Y, 4.50%, 01/13/31	$300	$ 293,719
State of Israel
Series 10Y, 2.50%, 01/15/30	490	449,575
Series 30Y, 3.38%, 01/15/50	200	129,063
		3,468,428
Italy — 0.0%
Republic of Italy Government International Bonds
Series 10Y, 2.88%, 10/17/29	200	191,186
Series 10Y, 4.00%, 10/17/49	417	317,352
Series 30Y, 5.38%, 06/15/33	130	135,811
Series 30Y, 3.88%, 05/06/51	200	146,090
		790,439
Japan — 0.1%
Japan Bank for International Cooperation
2.75%, 11/16/27	500	490,435
3.88%, 07/03/28	200	199,439
4.63%, 07/19/28	300	304,056
3.25%, 07/20/28(a)	690	678,278
2.13%, 02/16/29	200	189,717
2.00%, 10/17/29	200	186,346
1.25%, 01/21/31	200	174,934
4.38%, 01/24/31	200	201,875
1.88%, 04/15/31	514	459,120
4.38%, 01/23/36	200	196,239
Japan International Cooperation Agency
2.75%, 04/27/27	300	296,086
4.00%, 05/23/28	300	299,419
4.75%, 05/21/29	200	203,731
4.25%, 05/22/30	200	200,413
		4,080,088
Mexico — 0.3%
Mexico Government International Bonds
4.50%, 04/22/29	300	298,200
5.00%, 05/07/29	200	201,300
3.25%, 04/16/30	500	467,650
6.00%, 05/13/30	200	206,700
4.75%, 03/22/31	200	195,400
2.66%, 05/24/31	200	176,500
4.75%, 04/27/32	211	202,560
5.85%, 07/02/32	400	404,200
5.38%, 03/22/33	500	488,500
4.88%, 05/19/33	200	189,500
5.63%, 02/09/34	350	343,700
3.50%, 02/12/34	450	383,116
6.75%, 09/27/34	113	119,950
6.35%, 02/09/35	200	204,500
5.63%, 09/22/35	400	386,800
6.00%, 05/07/36	500	496,750
6.88%, 05/13/37	400	418,600
6.63%, 01/29/38	400	406,800
6.13%, 02/09/38	500	488,500
6.05%, 01/11/40	194	188,180
4.28%, 08/14/41	518	405,982
4.75%, 03/08/44	378	303,156
5.55%, 01/21/45(a)	310	278,535
4.60%, 01/23/46	318	243,270
4.60%, 02/10/48(a)	390	293,280
4.50%, 01/31/50(a)	273	200,928
5.00%, 04/27/51	390	304,590
4.40%, 02/12/52	200	141,660
Security	Par (000)	Value
Mexico (continued)
Mexico Government International Bonds (continued)
6.34%, 05/04/53	$400	$ 372,548
6.40%, 05/07/54	450	420,750
7.38%, 05/13/55	200	210,000
6.75%, 02/09/56	250	242,750
3.77%, 05/24/61	400	238,600
5.75%, 12/31/99(a)	168	136,164
		10,059,619
Panama — 0.1%
Panama Government International Bonds
3.16%, 01/23/30	200	187,200
2.25%, 09/29/32	690	567,058
3.30%, 01/19/33	200	173,766
6.40%, 02/14/35	400	415,200
6.70%, 01/26/36	262	276,418
6.88%, 01/31/36(a)	200	212,837
4.50%, 04/16/50	232	176,256
4.30%, 04/29/53(a)	200	145,800
6.85%, 03/28/54(a)	200	206,098
4.50%, 04/01/56	392	289,688
3.87%, 07/23/60	397	257,653
4.50%, 01/19/63(a)	200	146,328
		3,054,302
Peru — 0.1%
Peru Government International Bonds
4.13%, 08/25/27(a)	260	259,610
2.84%, 06/20/30	65	60,450
2.78%, 01/23/31	341	311,324
1.86%, 12/01/32(a)	130	107,120
8.75%, 11/21/33	77	93,170
3.00%, 01/15/34	388	331,730
5.38%, 02/08/35	150	149,625
5.50%, 03/30/36	419	418,476
6.55%, 03/14/37	287	310,222
3.30%, 03/11/41	141	106,420
5.63%, 11/18/50(a)	240	228,480
3.55%, 03/10/51	100	68,100
5.88%, 08/08/54	200	192,600
6.20%, 06/30/55	250	251,125
2.78%, 12/01/60	214	113,581
3.60%, 01/15/72	75	46,338
3.23%, 12/31/99	87	46,415
		3,094,786
Philippines — 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	300	292,212
7.75%, 01/14/31	257	288,097
6.38%, 01/15/32	200	214,500
5.00%, 07/17/33	500	496,875
5.25%, 05/14/34	200	200,250
6.38%, 10/23/34	250	269,250
5.50%, 02/04/35	200	202,250
5.00%, 01/13/37(a)	522	504,872
3.95%, 01/20/40	250	210,500
3.70%, 03/01/41	200	160,800
3.70%, 02/02/42	397	315,689
2.95%, 05/05/45	200	134,200
5.95%, 10/13/47	400	404,475

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines (continued)
Philippines Government International Bonds (continued)
5.18%, 09/05/49	$400	$ 363,500
5.90%, 02/04/50(a)	200	199,750
		4,257,220
Poland — 0.1%
Republic of Poland Government International Bonds
Series 10Y, 5.75%, 11/16/32	300	315,402
Series 10Y, 4.88%, 10/04/33	400	399,132
Series 10Y, 5.13%, 09/18/34	379	379,758
Series 10Y, 5.38%, 02/12/35(a)	400	406,600
Series 30Y, 5.50%, 04/04/53	200	183,892
Series 30Y, 5.50%, 03/18/54	426	392,469
Series 5Y, 5.50%, 11/16/27	300	305,907
Series 5Y, 4.63%, 03/18/29	100	101,271
Series 5Y, 4.88%, 02/12/30	400	408,400
		2,892,831
South Korea — 0.1%
Export-Import Bank of Korea
5.00%, 01/11/28	300	304,731
4.88%, 01/14/30	200	204,806
4.50%, 09/15/32	200	202,188
5.13%, 01/11/33	500	519,730
5.13%, 09/18/33	200	208,450
4.38%, 01/13/36(a)	200	194,747
Korea Development Bank
4.38%, 02/15/28	200	201,024
4.88%, 02/03/30	200	204,801
3.75%, 09/16/30	200	196,584
2.00%, 10/25/31(a)	500	444,900
5.63%, 10/23/33	200	215,164
Korea International Bonds(a)
4.13%, 06/10/44	250	225,120
3.88%, 09/20/48	200	167,890
		3,290,135
Supranational — 0.9%
African Development Bank
4.38%, 11/03/27	500	504,147
3.88%, 06/12/28	250	250,202
3.50%, 09/18/29	300	296,198
4.00%, 03/18/30	225	225,608
3.63%, 03/03/31	25	24,577
4.50%, 06/12/35	200	202,290
4.13%, 01/22/36	70	68,594
Asian Development Bank
3.13%, 08/20/27	500	495,420
2.50%, 11/02/27(a)	341	334,210
4.38%, 01/14/28(a)	600	605,952
2.75%, 01/19/28	130	127,614
1.25%, 06/09/28	50	47,333
5.82%, 06/16/28	681	706,605
1.75%, 09/19/29	341	317,806
1.88%, 01/24/30	500	464,537
4.13%, 05/30/30(a)	440	443,616
3.75%, 08/28/30(a)	165	163,784
1.50%, 03/04/31	500	445,115
3.88%, 09/28/32	125	123,143
4.38%, 03/22/35	150	150,891
4.25%, 01/14/36	65	64,542
Asian Infrastructure Investment Bank
3.75%, 09/14/27	250	249,730
Security	Par (000)	Value
Supranational (continued)
Asian Infrastructure Investment Bank (continued)
4.00%, 01/18/28	$500	$ 501,400
4.50%, 01/16/30	70	71,495
4.50%, 05/21/35	200	202,910
4.13%, 01/14/36	35	34,434
Corp. Andina de Fomento, 5.00%, 01/22/30	250	256,941
Council of Europe Development Bank
4.13%, 01/24/29	500	503,415
4.50%, 01/15/30	50	50,979
Council Of Europe Development Bank
4.63%, 06/11/27	100	100,895
3.63%, 05/08/28	200	199,144
3.75%, 01/14/31	55	54,539
European Bank for Reconstruction & Development
4.13%, 01/25/29	400	402,864
4.25%, 03/13/34	150	149,909
European Investment Bank
3.25%, 11/15/27	500	495,697
3.88%, 06/15/28	500	500,747
1.75%, 03/15/29(a)	300	282,721
4.75%, 06/15/29	500	513,599
1.63%, 10/09/29	130	120,482
3.75%, 11/15/29	300	298,795
4.50%, 03/14/30	555	567,105
0.88%, 05/17/30	500	442,738
3.88%, 10/15/30	160	159,629
1.25%, 02/14/31	500	440,655
3.75%, 03/13/31	1,080	1,068,241
4.38%, 10/10/31	400	406,833
4.25%, 08/16/32	670	675,014
4.13%, 02/13/34	400	397,439
4.63%, 02/12/35	340	348,278
4.25%, 02/08/36	115	114,157
Inter-American Development Bank
2.38%, 07/07/27(a)	171	167,956
1.13%, 07/20/28(a)	511	480,890
3.13%, 09/18/28(a)	300	295,119
2.25%, 06/18/29(a)	500	475,943
4.50%, 02/15/30	500	510,698
3.75%, 06/14/30	50	49,677
1.13%, 01/13/31	427	374,727
3.63%, 09/17/31	250	244,973
4.38%, 07/17/34	300	302,131
4.38%, 07/16/35(a)	300	300,911
4.13%, 01/23/36	160	156,885
3.20%, 08/07/42	130	104,665
4.38%, 01/24/44	75	69,277
Inter-American Investment Corp.
4.13%, 02/15/28	200	200,831
4.25%, 02/14/29	125	126,100
4.25%, 04/01/30	100	100,792
International Bank for Reconstruction & Development
3.13%, 06/15/27	400	396,685
2.50%, 11/22/27	341	333,945
0.75%, 11/24/27	500	475,786
1.38%, 04/20/28	500	476,157
3.63%, 05/05/28	500	498,116
1.13%, 09/13/28	1,350	1,265,642
3.63%, 09/21/29	300	297,707
3.88%, 10/16/29(a)	500	500,180
1.75%, 10/23/29(a)	500	465,017
4.13%, 03/20/30	735	740,951
0.75%, 08/26/30	800	697,978
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
International Bank for Reconstruction & Development (continued)
3.50%, 10/28/30	$700	$ 687,270
1.25%, 02/10/31	500	440,542
1.63%, 11/03/31(a)	750	660,155
4.63%, 01/15/32	780	802,705
2.50%, 03/29/32(a)	700	642,076
4.00%, 05/06/32	1,040	1,035,871
3.88%, 08/28/34(a)	350	340,373
4.75%, 02/15/35	87	89,605
4.38%, 08/27/35	550	551,904
International Finance Corp.
4.50%, 01/21/28	250	252,915
3.88%, 07/02/30	250	249,491
0.75%, 08/27/30(a)	341	297,306
Nordic Investment Bank
4.38%, 03/14/28	500	505,088
3.75%, 01/23/31	200	198,102
		32,536,111
Sweden — 0.0%
Svensk Exportkredit AB
4.13%, 06/14/28	500	502,086
3.75%, 07/29/30	200	198,026
4.88%, 10/04/30	200	206,833
		906,945
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	150	135,900
Uruguay Government International Bonds
4.38%, 10/27/27(a)	114	114,456
4.38%, 01/23/31	427	426,359
5.75%, 10/28/34	150	156,713
7.63%, 03/21/36	300	353,490
5.44%, 02/14/37	225	229,725
4.13%, 11/20/45	100	85,100
5.10%, 06/18/50	484	444,147
4.98%, 04/20/55	300	265,245
		2,211,135
Total Foreign Agency Obligations — 2.5% (Cost: $94,829,705)		91,134,700
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	85	81,726
California — 0.2%
Bay Area Toll Authority, RB, BAB, Series S-1, 7.04%, 04/01/50	202	227,446
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	95	62,992
California Health Facilities Financing Authority, RB, M/F Housing
Sustainability Bonds, 4.19%, 06/01/37	65	60,868
Sustainability Bonds, 4.35%, 06/01/41	85	77,145
California State University, RB
Series B, 5.18%, 11/01/53	50	46,443
Series E, 2.90%, 11/01/51	75	51,658
Security	Par (000)	Value
California (continued)
California State University, Refunding RB, Series B, 2.98%, 11/01/51	$180	$ 117,811
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(a)	60	51,484
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	75	82,693
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	75	78,547
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	80	64,878
Series A, (AGM), 3.92%, 01/15/53	65	50,840
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.00%, 06/01/46	30	27,436
Series A-1, 3.71%, 06/01/41	80	63,379
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	100	111,340
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	75	88,101
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45(a)	125	132,433
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.71%, 05/15/2120	100	62,711
Series Q, 4.13%, 05/15/32	70	68,884
Series Q, 4.56%, 05/15/53(a)	85	72,363
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	465	493,375
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	70	70,746
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	85	86,356
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	75	56,825
State of California, GO, BAB
7.55%, 04/01/39	250	296,768
7.30%, 10/01/39	460	528,447
7.35%, 11/01/39	280	323,042
7.60%, 11/01/40	325	389,839
State of California, Refunding GO
3.50%, 04/01/28(a)	270	267,986
4.60%, 04/01/28(f)	65	65,757
2.50%, 10/01/29(a)	220	209,745
5.75%, 10/01/31	250	268,288
5.20%, 03/01/43	55	54,603
Class B, 5.10%, 09/01/35	350	356,511
University of California, RB
Series AD, 4.86%, 05/15/2112	75	61,177
Series AQ, 4.77%, 05/15/2115(a)	72	57,624
Series BD, 3.35%, 07/01/29(a)	110	107,787
		5,294,328
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50(a)	75	74,972

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	$410	$ 436,602
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114	70	58,456
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	75	88,224
		146,680
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	125	113,919
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	60	46,537
State Board of Administration Finance Corp., RB
Series A, 2.15%, 07/01/30	165	151,864
Series A, 5.53%, 07/01/34	100	104,785
		417,105
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	80	67,411
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.66%, 04/01/57	115	124,079
		191,490
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	85	59,140
Illinois — 0.1%
Chicago O’Hare International Airport, ARB
Series C, Senior Lien, 4.47%, 01/01/49(a)	65	56,509
Series C, Senior Lien, 4.57%, 01/01/54	65	56,471
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40	159	176,778
City of Chicago, GO, Series A, 5.88%, 01/01/31	20	20,077
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	87	92,502
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	70	72,106
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	230	187,771
State of Illinois, GO, 5.10%, 06/01/33	868	884,342
State of Illinois, GO, BAB, 7.35%, 07/01/35	57	61,437
		1,607,993
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	75	54,311
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	55	38,211
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-2, 4.15%, 02/01/33	100	99,525
Series A-3, 5.20%, 12/01/39	125	127,098
Series A-4, 4.48%, 08/01/39(a)	110	106,030
		332,653
Security	Par (000)	Value
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(a)	$80	$ 54,376
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	180	182,102
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	115	118,637
		355,115
Michigan — 0.0%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	60	54,356
3.38%, 12/01/40	70	58,449
Michigan State University, RB, Series A, 4.17%, 08/15/2122	82	58,332
Michigan Strategic Fund, RB, 3.23%, 09/01/47(a)	85	64,456
University of Michigan, RB
Series A, 3.50%, 04/01/52	60	43,505
Series A, 4.45%, 04/01/2122	74	57,358
Series B, Sustainability Bonds, 3.50%, 04/01/52	95	68,884
		405,340
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	64	51,188
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	90	64,600
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45(a)	95	105,122
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	184	192,984
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	375	414,732
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40	155	183,214
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119(a)	74	48,765
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	80	64,909
		904,604
New York — 0.1%
City of New York, GO
Series C-2, 4.61%, 09/01/37	100	97,431
Series E-1, 5.56%, 10/01/45	30	29,459
Series E-1, 5.37%, 10/01/51	50	47,975
Series B-1, Sustainability Bonds, 5.83%, 10/01/53	250	253,684
Series D-1, Sustainability Bonds, 5.11%, 10/01/54(a)	60	54,806
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37	85	90,019
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	90	104,286
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39	100	106,818
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	85	85,071
6.01%, 06/15/42	110	113,333
5.44%, 06/15/43	75	72,289
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB
Series B, 5.23%, 07/01/35	$100	$ 102,818
Series B, 5.83%, 07/01/55	50	51,967
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	80	71,647
Series 225, 3.18%, 07/15/60(a)	70	45,133
Port Authority of New York & New Jersey, RB
Series 159, 6.04%, 12/01/29	75	80,277
Series 168, 4.93%, 10/01/51	220	204,592
Series 182, 5.31%, 08/01/46	75	73,725
Port Authority of New York & New Jersey, Refunding ARB, Series 239, 5.07%, 07/15/53	50	47,677
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62	300	251,462
		1,984,469
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	75	50,617
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	100	124,763
JobsOhio Beverage System, Refunding RB, Series A, 2.83%, 01/01/38(g)	100	84,478
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	95	69,778
		279,019
Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	62	43,230
State of Oregon, GO, 5.89%, 06/01/27	77	78,186
		121,416
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	225	172,406
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	50	50,306
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43	100	76,406
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(a)	62	38,290
		337,408
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	74	78,671
Texas — 0.0%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	65	62,813
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	95	97,148
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.57%, 02/01/50(a)	50	49,921
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	70	47,353
Dallas Fort Worth International Airport, Refunding RB
2.84%, 11/01/46	65	46,550
Series A, 2.99%, 11/01/38(a)	75	64,477
Security	Par (000)	Value
Texas (continued)
Dallas Fort Worth International Airport, Refunding RB (continued)
Series C, 2.92%, 11/01/50(a)	$160	$ 110,568
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52(a)	200	139,040
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	96	104,769
State of Texas, GO, BAB, 5.52%, 04/01/39	103	105,622
Texas Department of Transportation State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	110	111,912
Texas Natural Gas Securitization Finance Corp., RB
Series 2023-1, Class A1, 5.10%, 04/01/35	147	150,106
Series 2023-1, Class A2, 5.17%, 04/01/41	170	172,173
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	80	63,773
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	185	129,110
		1,455,335
Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	60	43,592
University of Virginia, Refunding RB
2.26%, 09/01/50	120	68,564
Series B, 2.58%, 11/01/51	85	51,507
Williamsburg Economic Development Authority, Refunding RB, 4.96%, 11/01/35	10	10,044
		173,707
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	110	103,981
Total Municipal Bonds — 0.4% (Cost: $17,406,475)		15,205,803
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.7%
Bank
Series 2018-BN12, Class AS, 4.34%, 05/15/61(c)	239	234,842
Series 2019-BN18, Class A4, 3.58%, 05/15/62	341	328,225
Series 2020-BN25, Class C, 3.35%, 01/15/63(c)	200	174,545
Series 2020-BN27, Class A5, 2.14%, 04/15/63	925	826,422
Series 2022-BNK39, Class A4, 2.93%, 02/15/55(c)	1,000	903,432
Series 2024-5YR11, Class A3, 5.89%, 11/15/57	500	519,063
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	950	979,627
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	392	388,555
Series 2021-C12, Class A5, 2.69%, 11/15/54	400	355,237
Series 2022-C17, Class A5, 4.44%, 09/15/55	1,319	1,288,325
Series 2022-C18, Class AS, 6.17%, 12/15/55(c)	250	264,381
Series 2024-C28, Class A4, 5.12%, 09/15/57	1,000	1,006,390
Series 2025-5C38, Class AS, 5.48%, 11/15/58	500	510,561
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,521	1,375,243
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	511	505,653
Series 2019-B10, Class A4, 3.72%, 03/15/62	546	531,175
Series 2019-B11, Class A4, 3.28%, 05/15/52	634	614,036
Series 2019-B9, Class A5, 4.02%, 03/15/52	511	499,760
Series 2020-B19, Class B, 2.35%, 09/15/53	193	150,865
Series 2020-B21, Class A4, 1.70%, 12/17/53	612	548,326

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust (continued)
Series 2020-B21, Class A5, 1.98%, 12/17/53	$410	$ 362,962
Series 2021-B29, Class A4, 2.14%, 09/15/54	500	439,239
Series 2021-B29, Class A5, 2.39%, 09/15/54	567	500,929
Series 2021-B30, Class B, 2.53%, 11/15/54(c)	250	205,514
Series 2024-V5, Class B, 6.06%, 01/10/57(c)	200	203,019
Series 2025-V14, Class A3, 5.18%, 04/15/57	650	660,219
Series 2025-V14, Class AM, 6.09%, 04/15/57(c)	250	258,082
Series 2025-V19, Class A3, 5.25%, 01/15/58	400	407,983
BMO Mortgage Trust
Series 2023-C7, Class AS, 6.67%, 12/15/56(c)	500	539,661
Series 2024-5C6, Class C, 5.88%, 09/15/57(c)	125	123,801
Series 2024-5C8, Class A3, 5.63%, 12/15/57(c)	100	102,891
Series 2024-5C8, Class C, 5.74%, 12/15/57(c)	200	196,903
Series 2024-C9, Class C, 6.38%, 07/15/57(c)	200	201,124
Series 2025-C11, Class A5, 5.69%, 02/15/58	500	520,580
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class C, 3.92%, 12/15/72(c)	200	181,927
Series 2019-GC41, Class A5, 2.87%, 08/10/56	1,000	940,601
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%, 04/15/51(c)	681	675,278
Series 2018-CX11, Class B, 4.45%, 04/15/51(c)	250	238,969
Series 2020-C19, Class A3, 2.56%, 03/15/53	500	454,042
GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)	511	506,123
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	1,021	1,004,322
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class A3, 5.11%, 11/15/58	75	75,994
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4, 3.91%, 07/15/51	322	317,591
Series 2019-L3, Class AS, 3.49%, 11/15/52	132	124,399
Series 2020-L4, Class AS, 2.88%, 02/15/53	500	456,357
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class AS, 4.15%, 03/15/51(c)	100	98,297
Series 2018-C47, Class A4, 4.44%, 09/15/61	442	441,152
Series 2019-C49, Class A5, 4.02%, 03/15/52	655	646,328
Series 2020-C56, Class A5, 2.45%, 06/15/53	530	488,041
Series 2020-C58, Class A4, 2.09%, 07/15/53	481	429,226
Total Non-Agency Mortgage-Backed Securities — 0.7% (Cost: $24,752,058)		23,806,217
Preferred Securities
Capital Trusts — 0.1%
Capital Markets — 0.0%
Apollo Global Management, Inc., 6.00%, 12/15/54(c)	80	75,008
Electric Utilities(c) — 0.1%
Alliant Energy Corp., 5.75%, 04/01/56	50	48,613
American Electric Power Co., Inc.
6.95%, 12/15/54	50	52,993
Series C, 5.80%, 03/15/56(a)	175	172,868
Series D, 6.05%, 03/15/56	150	148,661
CenterPoint Energy, Inc.
6.70%, 05/15/55(a)	30	30,336
5.95%, 04/01/56	50	49,555
Series B, 6.85%, 02/15/55(a)	75	78,582
CMS Energy Corp., 6.50%, 06/01/55	40	40,721
Dominion Energy, Inc.
6.63%, 05/15/55	125	126,914
6.00%, 02/15/56	90	89,426
Security	Par (000)	Value
Electric Utilities (continued)
Dominion Energy, Inc. (continued)
6.20%, 02/15/56	$75	$ 74,340
Series B, 7.00%, 06/01/54	100	105,769
Duke Energy Corp., 6.45%, 09/01/54	100	103,264
Entergy Corp.
5.88%, 06/15/56	50	49,334
6.10%, 06/15/56	25	24,673
Evergy, Inc., 6.65%, 06/01/55	50	50,337
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/55	150	152,813
Sempra
6.88%, 10/01/54	145	146,561
6.55%, 04/01/55	75	74,665
6.38%, 04/01/56	100	100,450
Sierra Pacific Power Co.
6.20%, 12/15/55(a)	25	24,316
6.38%, 09/15/56	25	24,796
Southern Co.
6.00%, 04/01/58(a)	50	50,251
Series 2025, 6.38%, 03/15/55	50	51,427
WEC Energy Group, Inc., 5.63%, 05/15/56	25	24,496
Xcel Energy, Inc., 5.75%, 12/03/56	50	48,809
		1,944,970
Financial Services — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	87	90,627
Insurance — 0.0%
Athene Holding Ltd., 6.88%, 06/28/55(c)	50	46,747
Corebridge Financial, Inc., 6.38%, 09/15/54(c)	75	73,712
Equitable Holdings, Inc., 6.70%, 03/28/55(a)(c)	40	40,368
MetLife, Inc., 6.40%, 12/15/66	104	106,188
Prudential Financial, Inc., 6.50%, 03/15/54(a)(c)	100	102,435
		369,450
Multi-Utilities(c) — 0.0%
NiSource, Inc., 5.75%, 07/15/56	50	49,239
Spire, Inc.
6.25%, 06/01/56	50	49,443
6.45%, 06/01/56	50	49,870
		148,552
Oil, Gas & Consumable Fuels(c) — 0.0%
Phillips 66 Co.
Series A, 5.88%, 03/15/56	100	98,476
Series B, 6.20%, 03/15/56	50	49,775
		148,251
		2,776,858
Total Preferred Securities — 0.1% (Cost: $2,809,474)		2,776,858
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae
6.25%, 05/15/29	909	972,896
7.13%, 01/15/30	1,698	1,888,284
7.25%, 05/15/30	3,487	3,937,344
0.88%, 08/05/30	1,191	1,046,754
6.63%, 11/15/30	53	58,910
Federal Home Loan Bank, 5.50%, 07/15/36	370	402,848
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	477	535,866
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agency Obligations (continued)
Federal Home Loan Mortgage Corp. (continued)
6.25%, 07/15/32	$562	$ 627,139
Tennessee Valley Authority
1.50%, 09/15/31	70	61,239
5.88%, 04/01/36	359	397,979
3.50%, 12/15/42	74	61,614
5.25%, 02/01/55	50	49,226
		10,040,099
Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae-Aces
Series 2017-M15, Class A2, 2.97%, 09/25/27(c)	538	531,376
Series 2018-M12, Class A2, 3.65%, 08/25/30(c)	460	450,060
Series 2019-M22, Class A2, 2.52%, 08/25/29	675	642,204
Series 2019-M9, Class A2, 2.94%, 06/25/29	491	475,351
Series 2020-M46, Class A2, 1.32%, 05/25/30	904	817,700
Series 2021-M13, Class A2, 1.60%, 04/25/31(c)	724	638,160
Series 2021-M17, Class A2, 1.71%, 07/25/31(c)	511	451,945
Series 2021-M2S, Class A2, 1.81%, 10/25/31(c)	1,470	1,300,396
Freddie Mac Multifamily Structured Pass Through Certificates
Series K066, Class A2, 3.12%, 06/25/27	591	584,747
Series K088, Class A2, 3.69%, 01/25/29	87	85,971
Series K093, Class A2, 2.98%, 05/25/29	2,951	2,857,819
Series K101, Class A2, 2.52%, 10/25/29	960	909,526
Series K110, Class A2, 1.48%, 04/25/30	450	406,690
Series K111, Class A2, 1.35%, 05/25/30	171	153,173
Series K123, Class A2, 1.62%, 12/25/30	1,698	1,513,697
Series K126, Class A2, 2.07%, 01/25/31	1,856	1,685,905
Series K130, Class A2, 1.72%, 06/25/31	500	442,841
Series K-1521, Class A2, 2.18%, 08/25/36	813	648,990
Series K-156, Class A2, 4.43%, 02/25/33(c)	1,500	1,498,104
Series K-159, Class A2, 4.50%, 07/25/33(c)	500	500,070
Series K-162, Class A2, 5.15%, 12/25/33(c)	500	519,746
Series K-165, Class A2, 4.49%, 09/25/34	500	497,655
Series K-170, Class A2, 5.00%, 02/25/35(c)	900	926,072
Series K-171, Class A2, 4.40%, 06/25/35(c)	100	98,445
Series K-172, Class A2, 4.58%, 08/25/35(c)	500	498,661
Series K518, Class A2, 5.40%, 01/25/29	4,000	4,126,493
Series K739, Class A2, 1.34%, 09/25/27	488	472,628
Series K-752, Class A2, 4.28%, 07/25/30	4,000	4,003,323
		27,737,748
Mortgage-Backed Securities — 24.9%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	141	127,571
4.00%, 02/01/47 - 02/01/57	527	500,729
3.50%, 11/01/51	820	750,148
(12-mo. RFUCCT US + 1.53%), 6.36%, 05/01/43(c)	5	5,140
(12-mo. RFUCCT US + 1.54%), 6.25%, 06/01/43(c)	8	7,811
(12-mo. RFUCCT US + 1.70%), 6.32%, 08/01/42(c)	2	1,711
(12-mo. RFUCCT US + 1.75%), 6.47%, 08/01/41(c)	1	552
(12-mo. RFUCCT US + 1.83%), 6.30%, 11/01/40(c)	1	572
Freddie Mac Mortgage-Backed Securities
3.00%, 05/01/27 - 10/01/47	5,501	5,020,091
2.50%, 07/01/28 - 01/01/33	949	915,391
3.50%, 03/01/32 - 06/01/49	5,448	5,119,723
5.00%, 04/01/33 - 04/01/49	214	217,791
4.00%, 05/01/33 - 01/01/49	1,889	1,815,264
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued)
5.50%, 06/01/35 - 01/01/39	$7	$ 7,041
4.50%, 06/01/38 - 01/01/49	795	783,006
(12-mo. RFUCCT US + 1.64%), 6.25%, 08/01/41(c)	1	793
(12-mo. RFUCCT US + 1.85%), 6.44%, 09/01/40(c)	1	1,139
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 04/21/56(h)	28,328	28,589,399
6.00%, 03/15/35 - 04/21/56(h)	14,656	14,938,231
6.50%, 09/15/36 - 12/20/55(h)	6,735	7,006,994
4.50%, 07/15/39 - 04/21/56(h)	18,563	18,021,164
5.00%, 11/15/39 - 04/21/56(h)	27,604	27,408,577
4.00%, 03/15/41 - 04/21/56(h)	15,056	14,226,663
3.50%, 09/20/42 - 04/21/56(h)	22,657	21,072,353
3.00%, 01/20/43 - 04/21/56(h)	30,139	27,026,406
2.50%, 05/20/45 - 04/21/56(h)	36,188	31,125,650
2.00%, 07/20/50 - 04/21/56(h)	35,416	29,272,084
1.50%, 10/20/51	135	107,237
Uniform Mortgage-Backed Securities
3.00%, 10/01/27 - 04/13/56(h)	65,554	58,713,552
2.50%, 09/01/28 - 04/13/56(h)	128,431	110,306,167
3.50%, 11/01/28 - 04/13/56(h)	42,916	39,871,806
7.00%, 02/01/32	1	1,265
4.00%, 07/01/32 - 04/13/56(h)	44,117	42,216,566
6.50%, 07/01/32 - 04/13/56(h)	24,248	25,324,640
5.00%, 11/01/33 - 04/13/56(h)	51,101	50,652,323
6.00%, 03/01/34 - 04/13/56(h)	53,815	55,252,730
2.00%, 12/01/35 - 04/13/56(h)(i)	204,840	171,166,185
1.50%, 03/01/36 - 11/01/51(h)	23,815	19,796,748
5.50%, 04/01/36 - 04/13/56(h)	68,770	69,534,100
4.50%, 09/01/39 - 04/13/56(h)	28,497	27,718,088
		904,623,401
Total U.S. Government Sponsored Agency Securities — 25.9% (Cost: $1,001,756,716)		942,401,248
U.S. Treasury Obligations
U.S. Treasury Bonds
5.25%, 11/15/28(a)	1,529	1,582,814
5.38%, 02/15/31	1,021	1,084,972
4.75%, 02/15/37 - 02/15/56	46,712	45,768,691
5.00%, 05/15/37 - 05/15/45	6,595	6,766,201
4.38%, 02/15/38 - 08/15/43	7,040	6,761,975
4.50%, 05/15/38 - 11/15/54	17,038	16,164,705
3.50%, 02/15/39	1,139	1,027,592
4.25%, 05/15/39 - 08/15/54	18,531	16,821,753
4.63%, 02/15/40 - 11/15/55(a)	42,749	41,115,559
1.13%, 05/15/40 - 08/15/40	17,049	10,679,574
3.88%, 08/15/40 - 05/15/43	9,857	8,765,104
1.38%, 11/15/40 - 08/15/50	19,341	10,877,902
1.88%, 02/15/41 - 11/15/51	23,742	14,500,257
2.25%, 05/15/41 - 02/15/52	17,975	11,896,504
1.75%, 08/15/41	7,351	4,914,546
2.00%, 11/15/41 - 08/15/51	18,066	10,961,884
2.38%, 02/15/42 - 05/15/51(a)	15,457	10,503,251
3.00%, 05/15/42 - 08/15/52(a)	33,477	24,733,611
3.25%, 05/15/42	4,100	3,378,336
2.75%, 08/15/42 - 11/15/47	7,295	5,246,263
3.38%, 08/15/42 - 11/15/48(a)	9,439	7,620,957
4.00%, 11/15/42 - 11/15/52	9,600	8,421,797
3.13%, 02/15/43 - 05/15/48	7,721	5,973,677
2.88%, 05/15/43 - 05/15/52	19,769	14,285,353

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
3.63%, 08/15/43 - 05/15/53(a)	$16,144	$ 13,104,458
3.75%, 11/15/43	4,262	3,692,956
4.13%, 08/15/44 - 08/15/53	13,347	11,884,962
2.50%, 02/15/45 - 05/15/46	10,548	7,320,159
4.88%, 08/15/45	6,576	6,554,423
1.25%, 05/15/50	18,873	8,956,565
1.63%, 11/15/50	8,561	4,466,769
U.S. Treasury Notes
0.50%, 04/30/27 - 10/31/27	18,628	17,853,559
2.75%, 04/30/27 - 08/15/32	26,680	25,231,992
3.75%, 04/30/27 - 02/28/33	95,336	94,533,203
2.38%, 05/15/27 - 03/31/29	9,843	9,560,165
4.50%, 05/15/27 - 11/15/33(a)	17,482	17,772,407
3.88%, 05/31/27 - 08/15/34	164,611	163,778,741
4.63%, 06/15/27 - 02/15/35	48,738	49,844,660
3.25%, 06/30/27 - 06/30/29	9,500	9,383,496
4.38%, 07/15/27 - 05/15/34	44,734	45,329,191
0.38%, 07/31/27 - 09/30/27	10,858	10,336,786
2.25%, 08/15/27 - 11/15/27	10,350	10,113,015
3.13%, 08/31/27 - 08/31/29	30,248	29,752,952
3.63%, 08/31/27 - 12/31/30(a)	82,520	81,781,260
3.38%, 09/15/27 - 05/15/33(a)	56,403	55,565,770
3.50%, 09/30/27 - 02/15/33(a)	117,634	116,044,434
4.13%, 09/30/27 - 02/15/36(a)	107,491	107,879,712
0.63%, 11/30/27 - 08/15/30	26,106	23,622,391
4.00%, 12/15/27 - 11/15/35(a)	133,270	132,750,228
4.25%, 01/15/28 - 08/15/35	110,908	111,488,306
0.75%, 01/31/28	13,000	12,296,680
1.13%, 02/29/28 - 02/15/31	23,375	21,369,193
1.25%, 03/31/28 - 08/15/31	33,285	31,266,629
2.88%, 05/15/28 - 05/15/32	28,110	27,017,811
1.00%, 07/31/28	6,786	6,363,466
1.38%, 10/31/28 - 11/15/31	37,304	33,338,812
4.88%, 10/31/28 - 10/31/30	13,250	13,635,010
1.50%, 11/30/28 - 02/15/30(a)	11,635	10,816,801
1.75%, 01/31/29	11,000	10,390,273
2.63%, 02/15/29 - 07/31/29	14,249	13,737,431
1.88%, 02/28/29 - 02/15/32	16,441	14,994,772
0.88%, 11/15/30	6,956	6,062,589
1.63%, 05/15/31	4,996	4,455,612
Total U.S. Treasury Obligations — 45.7% (Cost: $1,738,230,951)		1,664,200,917
Total Long-Term Investments — 100.1% (Cost: $3,837,974,973)		3,642,497,485

	Shares
Short-Term Securities
Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(j)(k)(l)	304,725,018	304,785,963
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(j)(k)	100,000	100,000
		304,885,963

Security		Par (000)	Value
U.S. Government Sponsored Agency Securities — 0.0%
Freddie Mac Mortgage-Backed Securities, 3.00%, 03/01/27	$	— (m)	$ 826
Uniform Mortgage-Backed Securities
4.00%, 05/01/26		— (m)	37
3.00%, 01/01/27		1	497
3.50%, 01/01/27		1	538
1,898
Total Short-Term Securities — 8.4% (Cost: $304,838,546)			304,887,861
Total Investments Before TBA Sale Commitments — 108.5% (Cost: $4,142,813,519)			3,947,385,346
TBA Sale Commitments(h)
Mortgage-Backed Securities — (1.1)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 04/21/56		(3,000)	(2,477,578)
2.50%, 04/21/56		(1,000)	(860,156)
4.00%, 04/21/56		(3,000)	(2,809,729)
5.50%, 04/21/56		(3,000)	(3,019,106)
6.00%, 04/21/56		(1,675)	(1,701,960)
6.50%, 04/15/55		(675)	(701,481)
Uniform Mortgage-Backed Securities
2.00%, 04/16/41 - 04/13/56		(9,000)	(7,590,394)
2.50%, 04/13/56		(5,500)	(4,623,437)
3.00%, 04/13/56		(6,000)	(5,269,077)
3.50%, 04/13/56		(3,500)	(3,208,254)
4.00%, 04/16/41		(1,250)	(1,220,667)
5.00%, 04/13/56		(1,200)	(1,183,352)
5.50%, 04/13/56		(5,000)	(5,023,030)
Total TBA Sale Commitments — (1.1)% (Proceeds: $(39,901,255))			(39,688,221)
Total Investments, Net of TBA Sale Commitments — 107.4% (Cost: $4,102,912,264)			3,907,697,125
Liabilities in Excess of Other Assets — (7.4)%			(269,292,531)
Net Assets — 100.0%			$ 3,638,404,594

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	When-issued security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Affiliate of the Master Portfolio.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)	Rounds to less than 1,000.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 336,833,511	$ —	$ (31,930,070)(a)	$ (57,158)	$ (60,320)	$ 304,785,963	304,725,018	$ 1,593,038 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	876	—
				$ (57,158)	$ (60,320)	$ 304,885,963		$ 1,593,914	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 10,255,817	$ —	$ 10,255,817
Corporate Bonds	—	892,715,925	—	892,715,925
Foreign Agency Obligations	—	91,134,700	—	91,134,700
Municipal Bonds	—	15,205,803	—	15,205,803
Non-Agency Mortgage-Backed Securities	—	23,806,217	—	23,806,217
Preferred Securities
Capital Trusts	—	2,776,858	—	2,776,858
U.S. Government Sponsored Agency Securities	—	942,401,248	—	942,401,248
U.S. Treasury Obligations	—	1,664,200,917	—	1,664,200,917
Short-Term Securities
Money Market Funds	304,885,963	—	—	304,885,963
U.S. Government Sponsored Agency Securities	—	1,898	—	1,898
Liabilities
Investments
TBA Sale Commitments	—	(39,688,221)	—	(39,688,221)
	$304,885,963	$3,602,811,162	$—	$3,907,697,125

Schedule of Investments (unaudited)(continued)
March 31, 2026
U.S. Total Bond Index Master Portfolio

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BMO	BMO Capital Markets
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
MSCI	Morgan Stanley Capital International
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Master Portfolio Schedule of Investments